UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           December 31
Date of reporting period:        January 1, 2024 to June 30, 2024

Item 1. Reports to Stockholders

U.S. Strategic Equity Fund

RIFAX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Strategic Equity Fund	$47.69	0.90%

Key Fund Statistics

  Net Assets (thousands)$604,393
  Total Number of Portfolio Holdings 554
  Total Advisory Fees Paid (thousands) $2,143
  Portfolio Turnover Rate21%

Graphical Representation of Holdings

Asset Class Exposure

Value	Value
Securities Sold Short	(5.4)%
Short-Term Investments	2.0%
Common Stocks	103.4%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	40.0%
Consumer Discretionary	14.2%
Financial Services	13.5%
Health Care	12.3%
Producer Durables	8.1%
Energy	4.1%
Materials and Processing	3.8%
Consumer Staples	3.7%
Utilities	3.7%
Other	(3.4)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

U.S. Small Cap Equity Fund

RIFBX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Small Cap Equity Fund	$56.89	1.13%

Key Fund Statistics

  Net Assets (thousands)$210,946
  Total Number of Portfolio Holdings 1,115
  Total Advisory Fees Paid (thousands) $956
  Portfolio Turnover Rate33%

Graphical Representation of Holdings

Asset Class Exposure

Value	Value
Other	0.7%
Securities Sold Short	(4.5)%
Other Securities	1.0%
Short-Term Investments	3.8%
Common Stocks	99.0%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	19.6%
Producer Durables	17.0%
Health Care	16.6%
Technology	14.4%
Consumer Discretionary	11.2%
Materials and Processing	7.7%
Utilities	4.9%
Energy	4.7%
Consumer Staples	2.9%
Other	1.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Global Real Estate Securities Fund

RIFSX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Global Real Estate Securities Fund	$44.21	0.90%

Key Fund Statistics

  Net Assets (thousands)$925,486
  Total Number of Portfolio Holdings 123
  Total Advisory Fees Paid (thousands) $3,637
  Portfolio Turnover Rate40%

Graphical Representation of Holdings

Asset Class Exposure

Value	Value
Other	(0.4)%
Other Securities	1.3%
Short-Term Investments	3.5%
Common Stocks	95.6%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	59.9%
Japan	8.9%
Australia	5.5%
United Kingdom	5.2%
Singapore	2.8%
Canada	2.4%
France	2.4%
Germany	2.3%
Hong Kong	2.0%
Sweden	1.7%
Other	6.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Growth Strategy Fund

RIFIX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about Growth Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Growth Strategy Fund	$7.74	0.15%

Key Fund Statistics

  Net Assets (thousands)$181,623
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $179
  Portfolio Turnover Rate1%

Graphical Representation of Holdings

Asset Class Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	41.1%
Domestic Equities	31.3%
Fixed Income	14.2%
Multi-Asset	8.0%
Alternative	5.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Balanced Strategy Fund

RIFHX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about Balanced Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Balanced Strategy Fund	$7.16	0.14%

Key Fund Statistics

  Net Assets (thousands)$216,463
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $213
  Portfolio Turnover Rate5%

Graphical Representation of Holdings

Asset Class Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	36.0%
Fixed Income	32.5%
Domestic Equities	20.1%
Multi-Asset	7.0%
Alternative	4.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Equity Growth Strategy Fund

RIFJX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about Equity Growth Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Equity Growth Strategy Fund	$7.77	0.15%

Key Fund Statistics

  Net Assets (thousands)$48,601
  Total Number of Portfolio Holdings 10
  Total Advisory Fees Paid (thousands) $47
  Portfolio Turnover Rate4%

Graphical Representation of Holdings

Asset Class Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	44.8%
Domestic Equities	36.3%
Multi-Asset	8.0%
Alternative	6.4%
Fixed Income	4.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

International Developed Markets Fund

RIFCX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about International Developed Markets Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
International Developed Markets Fund	$51.33	1.02%

Key Fund Statistics

  Net Assets (thousands)$343,416
  Total Number of Portfolio Holdings 572
  Total Advisory Fees Paid (thousands) $1,553
  Portfolio Turnover Rate13%

Graphical Representation of Holdings

Asset Class Exposure

Value	Value
Other	1.5%
Other Securities	0.3%
Preferred Stocks	1.3%
Short-Term Investments	2.2%
Common Stocks	94.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.6%
United States	10.9%
United Kingdom	9.0%
France	8.3%
Germany	6.5%
Netherlands	5.8%
Canada	4.7%
Switzerland	4.3%
Taiwan	2.8%
Italy	2.7%
Other	28.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Strategic Bond Fund

RIFDX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about Strategic Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Strategic Bond Fund	$32.22	0.65%

Key Fund Statistics

  Net Assets (thousands)$866,243
  Total Number of Portfolio Holdings 1,470
  Total Advisory Fees Paid (thousands) $2,348
  Portfolio Turnover Rate33%

Graphical Representation of Holdings

Asset Class Exposure

Value	Value
Other	(7.9)%
Other Securities	0.2%
Short-Term Investments	27.5%
Long-Term Investments	80.2%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	25.8%
Corporate Bonds and Notes	24.1%
International Debt	14.3%
Non-US Bonds	6.6%
United States Government Treasuries	4.8%
Asset-Backed Securities	4.3%
Loan Agreements	0.2%
Municipal Bonds	0.1%
Other	19.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Moderate Strategy Fund

RIFGX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about Moderate Strategy Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Moderate Strategy Fund	$7.08	0.14%

Key Fund Statistics

  Net Assets (thousands)$69,761
  Total Number of Portfolio Holdings 10
  Total Advisory Fees Paid (thousands) $69
  Portfolio Turnover Rate2%

Graphical Representation of Holdings

Asset Class Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	52.0%
International Equities	19.9%
Domestic Equities	17.1%
Multi-Asset	8.0%
Alternative	3.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Item 2. Code of Ethics.
Annual Report Only
Item 3. Audit Committee Financial Expert.
Annual Report Only
Item 4. Principal Accountant Fees and Services.
Annual Report Only
Item 5. Audit Committee of Listed Registrants.
Not Applicable
Item 6.
(a) The registrant’s Schedules of Investments are included as part of the Financial
Statements filed under Item 7 of this form.
(b) Not Applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management
Investment Companies

2024 SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Russell Investment Funds
JUNE 30, 2024
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Page
U.S. Strategic Equity Fund (Form N-CSR Item 7) 3
U.S. Small Cap Equity Fund (Form N-CSR Item 7) 19
International Developed Markets Fund (Form N-CSR Item 7) 43
Strategic Bond Fund (Form N-CSR Item 7) 65
Global Real Estate Securities Fund (Form N-CSR Item 7) 113
Notes to Schedules of Investments (Form N-CSR Item 7) 127
Notes to Financial Highlights (Form N-CSR Item 7) 129
Notes to Financial Statements (Form N-CSR Item 7) 130
Affiliated Brokerage Transactions (Form N-CSR Item 7) 150
Basis for Approval of Investment Advisory Agreement
(Form N-CSR Item 11) 151
Adviser, Money Managers and Service Providers 162
Russell Investment Funds
Semi-annual Financial Statements and Other Information
June 30, 2024 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2024. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 103.4%
Consumer Discretionary - 14.2%
Advance Auto Parts, Inc. 9,328 591
Amazon.com, Inc.(Æ)(Û) 122,102 23,596
Atmus Filtration Technologies, Inc. 57,229 1,647
Autoliv, Inc. 3,613 387
AutoZone, Inc.(Æ) 498 1,476
BorgWarner, Inc. 18,906 610
Central Garden & Pet Co. Class A(Æ) 740 24
Chipotle Mexican Grill, Inc. Class A(Æ) 42,750 2,678
Comcast Corp. Class A 35,877 1,405
Costco Wholesale Corp. 5,330 4,530
Dick's Sporting Goods, Inc. 2,502 538
Dillard's, Inc. Class A 572 252
Domino's Pizza, Inc. 1,704 880
DR Horton, Inc. 6,566 925
Duolingo, Inc.(Æ) 497 104
eBay, Inc. 31,250 1,679
Expedia Group, Inc.(Æ)(Û) 6,122 771
FactSet Research Systems, Inc. 1,452 593
Five Below, Inc.(Æ) 2,894 315
Foot Locker, Inc.(Ð) 6,697 167
Ford Motor Co. 71,319 894
Fox Corp. Class A(Ð) 25,282 869
Garmin, Ltd. 6,163 1,004
General Motors Co.(Û) 88,198 4,098
Genuine Parts Co. 3,378 467
Goodyear Tire & Rubber Co. (The)(Æ)(Ð) 20,585 234
Home Depot, Inc. (The) 3,869 1,332
Hubbell, Inc. Class B 1,804 659
Interpublic Group of Cos., Inc. (The)(Ð) 3,560 104
KB Home 4,305 302
Lear Corp. 4,716 539
Leggett & Platt, Inc.(Ð) 29,751 341
Lennar Corp. Class A(Û) 10,766 1,613
Leonardo DRS, Inc.(Æ) 6,320 161
Lithia Motors, Inc. Class A 2,375 600
Live Nation Entertainment, Inc.(Æ) 23,677 2,219
Lowe's Cos., Inc. 10,226 2,254
Lululemon Athletica, Inc.(Æ)(Û) 3,882 1,160
Marriott International, Inc. Class A 3,124 755
McDonald's Corp. 8,424 2,147
MercadoLibre, Inc.(Æ)(Ð) 94 154
Netflix, Inc. Class B(Æ) 1,517 1,024
News Corp. Class A 25,106 692
Nike, Inc. Class B 5,877 443
NVR, Inc.(Æ) 292 2,216
Omnicom Group, Inc.(Ð) 12,998 1,166
O'Reilly Automotive, Inc.(Æ) 2,267 2,394
Ross Stores, Inc. 8,289 1,205
Skechers USA, Inc. Class A(Æ) 7,550 522
Target Corp. 7,785 1,152
Taylor Morrison Home Corp. Class A(Æ) 1,625 90
Tesla, Inc.(Æ) 9,099 1,801
Texas Roadhouse, Inc. Class A 5,379 924
TJX Cos., Inc. (The) 14,660 1,614
Tractor Supply Co. 1,650 445
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tri Pointe Homes, Inc.(Æ) 6,737 251
TripAdvisor, Inc.(Æ) 25,496 454
Ulta Beauty, Inc.(Æ) 1,209 467
Walmart, Inc. 20,148 1,364
Walt Disney Co. (The) 12,534 1,245
Wayfair, Inc. Class A(Æ) 15,517 818
Williams-Sonoma, Inc.(Ð) 1,955 552
85,913
Consumer Staples - 3.7%
Ambev SA - ADR(Æ) 295,903 607
Archer-Daniels-Midland Co.(Û) 42,875 2,592
Boston Beer Co., Inc. Class A(Æ) 599 183
Church & Dwight Co., Inc. 8,385 869
Coca-Cola Co. (The) 14,461 920
Conagra Brands, Inc. 50,575 1,437
CVS Health Corp. 41,505 2,451
Hershey Co. (The) 2,697 496
Kenvue, Inc. 20,820 378
Kroger Co. (The) 38,730 1,934
Molson Coors Beverage Co. Class B 6,574 334
Mondelez International, Inc. Class A 18,429 1,206
Monster Beverage Corp.(Æ) 50,935 2,544
PepsiCo, Inc. 6,546 1,080
Philip Morris International, Inc. 5,095 516
Pilgrim's Pride Corp.(Æ) 680 26
Procter & Gamble Co. (The) 10,963 1,808
Tyson Foods, Inc. Class A 49,087 2,805
Walgreens Boots Alliance, Inc. 17,095 207
WK Kellogg Co.(Ð) 2,650 44
22,437
Energy - 4.1%
Baker Hughes Co. 59,874 2,106
BP PLC - ADR 38,221 1,380
Canadian Natural Resources, Ltd. 21,750 774
Chevron Corp. 15,320 2,396
Coterra Energy, Inc. 22,148 591
CVR Energy, Inc. 3,970 106
Devon Energy Corp. 10,979 520
Eaton Corp. PLC 8,920 2,797
EOG Resources, Inc. 4,270 538
Exxon Mobil Corp. 38,856 4,473
HF Sinclair Corp.(Ð) 5,907 315
Kinder Morgan, Inc. 27,479 546
Marathon Petroleum Corp. 10,028 1,740
Occidental Petroleum Corp. 8,824 556
Phillips 66 9,846 1,390
Shell PLC - ADR 16,778 1,211
TechnipFMC PLC 14,674 384
Valero Energy Corp. 15,987 2,506
Williams Cos., Inc. (The) 11,962 508
24,837
Financial Services - 13.5%

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AerCap Holdings, Ltd. / AerCap Global
Aviation Trust 20,500 1,911
Affiliated Managers Group, Inc. 2,922 457
Aflac, Inc. 11,342 1,013
Alliance Data Systems Corp. 5,999 267
Allstate Corp. (The)(Û) 14,530 2,320
Ally Financial, Inc. 4,580 182
American Express Co. 11,642 2,696
American Tower Corp.(ö) 2,122 412
Ameriprise Financial, Inc. 3,417 1,460
Apollo Global Management, Inc. 17,304 2,043
Axis Capital Holdings, Ltd. 7,377 521
Bank of America Corp. 58,925 2,343
Bank of New York Mellon Corp. (The) 32,092 1,922
Berkshire Hathaway, Inc. Class B(Æ) 7,807 3,176
BlackRock, Inc. Class A 754 594
BOK Financial Corp. 3,284 301
Brighthouse Financial, Inc.(Æ)(Ð) 7,523 326
Camden Property Trust(ö) 5,015 547
Carlyle Group, Inc. (The) 43,343 1,740
CBRE Group, Inc. Class A(Æ) 7,914 705
Charles Schwab Corp. (The) 10,137 747
Chubb, Ltd. 3,352 855
Cincinnati Financial Corp. 3,921 463
Citigroup, Inc. 58,783 3,730
CME Group, Inc. Class A 1,836 361
CNO Financial Group, Inc. 3,829 106
Comerica, Inc.(Û) 11,958 610
Corebridge Financial, Inc. 25,770 750
Cullen/Frost Bankers, Inc.(Û) 3,892 396
Equinix, Inc.(ö) 566 428
Equity Commonwealth(Æ)(ö) 15,309 297
Essex Property Trust, Inc.(Ð)(ö) 2,715 739
Evercore, Inc. Class A 2,438 508
Everest Re Group, Ltd. 688 262
First American Financial Corp. 10,043 542
Gaming and Leisure Properties, Inc.(ö) 8,445 382
Genworth Financial, Inc. Class A(Æ) 3,500 21
Globe Life, Inc. 4,169 343
Goldman Sachs Group, Inc. (The) 2,027 917
Hanover Insurance Group, Inc. (The) 7,004 879
Hartford Financial Services Group, Inc. 6,205 624
Howard Hughes Corp. (The)(Æ) 11,684 757
Interactive Brokers Group, Inc. Class A 5,336 654
Intercontinental Exchange, Inc. 3,208 439
InvenTrust Properties Corp.(ö) 40 1
Janus Henderson Group PLC 2,978 100
JPMorgan Chase & Co. 21,009 4,249
Kemper Corp. 1,010 60
KeyCorp(Ð)(Û) 44,807 637
Kinsale Capital Group, Inc.(Ð) 706 272
LPL Financial Holdings, Inc.(Ð) 1,351 377
Marsh & McLennan Cos., Inc. 2,092 441
MasterCard, Inc. Class A(Û) 20,860 9,203
Mercury General Corp. 1,400 74
Morgan Stanley 25,661 2,494
Northern Trust Corp. 4,624 388
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NU Holdings, Ltd. Class A(Æ) 93,616 1,207
Pinnacle Financial Partners, Inc.(Ð) 1,914 153
Popular, Inc. 6,405 566
Progressive Corp. (The) 5,227 1,086
Prologis, LP(ö) 10,399 1,168
Public Storage(ö) 1,460 420
Raymond James Financial, Inc. 6,171 763
Reinsurance Group of America, Inc. Class A 5,381 1,105
RLI Corp.(Ð) 1,777 250
Robinhood Markets, Inc. Class A(Æ)(Ð) 30,250 687
Ryan Specialty Holdings, Inc. Class A 2,163 125
SLM Corp. 26,391 549
State Street Corp. 4,614 341
Synchrony Financial 31,049 1,465
TPG, Inc. 7,975 331
Travelers Cos., Inc. (The)(Û) 16,247 3,304
US Bancorp 41,478 1,647
Vestis Corp. 13,100 160
Virtu Financial, Inc. Class A(Ð) 8,416 189
Visa, Inc. Class A 7,588 1,992
Wells Fargo & Co. 54,313 3,226
Weyerhaeuser Co.(ö) 16,929 481
Willis Towers Watson PLC 4,076 1,068
WR Berkley Corp. 6,223 489
81,814
Health Care - 12.3%
10X Genomics, Inc. Class A(Æ) 21,362 415
Abbott Laboratories 8,512 884
AbbVie, Inc. 19,228 3,298
Acadia Pharmaceuticals, Inc.(Æ) 16,228 264
Agilent Technologies, Inc. 14,655 1,900
Align Technology, Inc.(Æ)(Ð) 3,494 844
Amgen, Inc. 2,914 910
Baxter International, Inc. 20,783 695
Biogen, Inc.(Æ) 1,993 462
Boston Scientific Corp.(Æ) 6,906 532
Bristol-Myers Squibb Co. 45,704 1,898
Cardinal Health, Inc. 7,624 750
Centene Corp.(Æ) 19,732 1,308
Cigna Group (The) 3,894 1,287
Corcept Therapeutics, Inc.(Æ)(Ð) 3,580 116
Danaher Corp. 4,374 1,093
DaVita HealthCare Partners, Inc.(Æ) 428 59
Dentsply Sirona, Inc. 28,122 700
Doximity, Inc. Class A(Æ)(Ð) 9,046 253
Edwards Lifesciences Corp.(Æ)(Ð) 14,539 1,343
Elevance Health, Inc.(Û) 5,787 3,136
Eli Lilly & Co. 5,282 4,782
Encompass Health Corp. 10,232 878
Exelixis, Inc.(Æ) 42,504 955
Fortrea Holdings, Inc.(Æ) 12,160 284
Gilead Sciences, Inc. 12,679 870
GRAIL, Inc.(Æ)(Ð) 882 14
GSK PLC - ADR 28,384 1,093
HCA Healthcare, Inc. 2,459 790
Henry Schein, Inc.(Æ) 6,492 416

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Humana, Inc. 4,581 1,712
Illumina, Inc.(Æ)(Ð)(Û) 5,293 552
Incyte Corp.(Æ)(Ð) 955 58
Inspire Medical Systems, Inc.(Æ) 4,820 645
Intuitive Surgical, Inc.(Æ) 5,022 2,234
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 7,764 370
Jazz Pharmaceuticals PLC(Æ) 6,434 687
Johnson & Johnson 16,229 2,372
McKesson Corp.(Û) 3,290 1,921
Medtronic PLC 21,620 1,702
Merck & Co., Inc. 12,167 1,506
Molina Healthcare, Inc.(Æ)(Ð) 4,209 1,251
Neurocrine Biosciences, Inc.(Æ)(Û) 4,545 626
Novocure, Ltd.(Æ) 3,201 55
Organon & Co. 40,987 848
Oscar Health, Inc. Class A(Æ) 5,915 94
Pfizer, Inc. 50,279 1,407
PTC Therapeutics, Inc.(Æ)(Ð) 12,725 389
QIAGEN NV(Æ) 15,303 629
QuidelOrtho Corp.(Æ) 21,379 710
Regeneron Pharmaceuticals, Inc.(Æ) 3,130 3,290
Royalty Pharma PLC Class A 27,127 715
Sanofi SA - ADR 12,144 589
Sarepta Therapeutics, Inc.(Æ) 4,992 789
Solventum Corp.(Æ) 1,582 84
Stryker Corp. 5,885 2,002
Tandem Diabetes Care, Inc.(Æ) 10,283 414
Thermo Fisher Scientific, Inc. 1,566 866
Ultragenyx Pharmaceutical, Inc.(Æ) 5,414 222
UnitedHealth Group, Inc. 14,411 7,339
Veeva Systems, Inc. Class A(Æ) 7,225 1,322
Vertex Pharmaceuticals, Inc.(Æ) 4,377 2,052
Viatris, Inc. 49,915 531
West Pharmaceutical Services, Inc. 1,134 374
Zoetis, Inc. Class A 10,872 1,885
74,471
Materials and Processing - 3.8%
Boise Cascade Co. 2,051 244
Builders FirstSource, Inc.(Æ) 7,161 991
Carrier Global Corp. 16,393 1,034
Copart, Inc.(Æ) 47,278 2,561
Crown Holdings, Inc. 16,951 1,261
DuPont de Nemours, Inc.(Û) 15,462 1,245
Fastenal Co. 11,325 712
FMC Corp. 23,637 1,360
Freeport-McMoRan, Inc. 24,008 1,167
Huntsman Corp. 31,278 712
Lennox International, Inc. 1,262 675
Linde PLC 4,970 2,181
Louisiana-Pacific Corp. 9,078 747
Martin Marietta Materials, Inc. 3,471 1,881
Nucor Corp. 4,596 726
Packaging Corp. of America 4,281 782
Southern Copper Corp. 5,460 588
Trane Technologies PLC 3,736 1,229
United States Steel Corp. 2,493 94
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vulcan Materials Co. 7,707 1,917
Westlake Chemical Corp.(Ð)(Û) 3,504 507
22,614
Producer Durables - 8.1%
3M Co. 6,328 647
AECOM 9,650 851
AGCO Corp.(Ð) 5,852 573
Alaska Air Group, Inc.(Æ) 15,685 634
Allison Transmission Holdings, Inc. Class
A(Ð) 4,019 305
Ametek, Inc. 3,373 562
Amphenol Corp. Class A(Û) 15,150 1,021
AO Smith Corp. 5,235 428
Automatic Data Processing, Inc.(Ð) 2,475 591
Block, Inc. Class A(Æ) 7,257 468
Chart Industries, Inc.(Æ) 6,072 876
Cintas Corp. 1,009 707
CNH Industrial NV 53,421 541
Corpay, Inc.(Æ) 2,056 548
CoStar Group, Inc.(Æ) 9,295 689
CSX Corp. 63,175 2,113
Cummins, Inc.(Û) 4,217 1,168
Deere & Co. 4,295 1,605
Delta Air Lines, Inc. 28,744 1,364
Donaldson Co., Inc. 9,684 693
Dover Corp. 3,929 709
EMCOR Group, Inc. 2,089 763
Emerson Electric Co. 8,440 930
Expeditors International of Washington, Inc. 6,091 760
FedEx Corp. 6,048 1,813
Fluor Corp.(Æ) 1,924 84
Flywire Corp.(Æ) 2,294 38
Fortive Corp. 6,732 499
FTI Consulting, Inc.(Æ) 2,226 480
GE Vernova, Inc.(Æ) 911 156
General Dynamics Corp. 2,936 852
Global Payments, Inc. 15,132 1,463
Howmet Aerospace, Inc. 9,951 772
Illinois Tool Works, Inc. 1,627 386
Insperity, Inc.(Ð) 4,652 424
JB Hunt Transport Services, Inc.(Û) 10,961 1,754
Keysight Technologies, Inc.(Æ) 2,417 330
Landstar System, Inc. 6,810 1,256
Littelfuse, Inc. 1,471 376
Magna International, Inc. Class A 18,470 774
ManpowerGroup, Inc. 5,371 375
NEXTracker, Inc. Class A(Æ)(Ð) 3,049 143
Nordson Corp. 1,665 386
Northrop Grumman Corp. 3,922 1,710
Old Dominion Freight Line, Inc. 10,516 1,857
Oshkosh Corp. 2,302 249
Otis Worldwide Corp.(Ð)(Û) 11,485 1,106
PACCAR Financial Corp. 6,261 644
Paychex, Inc. 4,685 555
Pentair PLC 8,793 674
Phinia, Inc.(Ð) 9,866 388

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Regal Rexnord Corp. 3,245 439
Robert Half, Inc.(Ð) 8,441 540
Rollins, Inc. 9,184 448
RXO, Inc.(Æ)(Ð) 10,701 280
Schneider National, Inc. Class B(Ð) 13,009 314
Snap-on, Inc. 3,044 796
Southwest Airlines Co.(Ð) 8,819 252
TransUnion(Ð) 8,480 629
TriNet Group, Inc. 3,570 357
U-Haul Holding Co.(Æ)(Û) 702 43
United Parcel Service, Inc. Class B 2,568 351
United Rentals, Inc. 722 467
Veralto Corp.(Û) 10,614 1,013
Vontier Corp. 17,324 662
Waste Management, Inc. 2,929 625
WESCO International, Inc. 2,925 464
WW Grainger, Inc. 854 770
XPO, Inc.(Æ) 7,308 776
Xylem, Inc. 4,181 567
48,883
Technology - 40.0%
Accenture PLC Class A 8,817 2,675
Adobe, Inc.(Æ) 1,995 1,108
Advanced Micro Devices, Inc.(Æ) 22,008 3,570
Airbnb, Inc. Class A(Æ)(Ð)(Û) 8,448 1,281
Akamai Technologies, Inc.(Æ) 4,956 141
Alphabet, Inc. Class A 118,780 21,636
Alphabet, Inc. Class C 26,189 4,804
Amkor Technology, Inc. 3,007 120
Analog Devices, Inc. 6,784 1,548
Apple, Inc.(Û) 195,451 41,166
Applied Materials, Inc. 2,860 675
Arista Networks, Inc.(Æ) 1,338 469
ASML Holding NV Class G 426 436
Atlassian Corp. Class A(Æ) 7,113 1,258
Avnet, Inc. 10,627 547
Booking Holdings, Inc.(Û) 633 2,508
Box, Inc. Class A(Æ)(Ð) 19,982 528
Broadcom, Inc. 1,314 2,110
CACI International, Inc. Class A(Æ) 1,345 578
Cadence Design Systems, Inc.(Æ) 3,120 960
CDW Corp. 2,554 572
Cirrus Logic, Inc.(Æ) 4,878 623
Cisco Systems, Inc. 59,079 2,807
Cognizant Technology Solutions Corp.
Class A 12,672 862
CommVault Systems, Inc.(Æ) 5,622 683
Conduent, Inc. Class A(Æ)(Ð) 10,987 324
Crowdstrike Holdings, Inc. Class A(Æ)(Ð) 3,882 1,487
Datadog, Inc. Class A(Æ) 1,162 151
DigitalOcean Holdings, Inc.(Æ)(Ð) 7,162 249
DocuSign, Inc.(Æ) 9,461 506
Dropbox, Inc. Class A(Æ)(Ð) 58,670 1,318
DXC Technology Co.(Æ) 15,255 291
EPAM Systems, Inc.(Æ) 3,084 580
Fortinet, Inc.(Æ) 25,633 1,545
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gitlab, Inc. Class A(Æ)(Ð) 3,020 150
Guidewire Software, Inc.(Æ) 8,207 1,132
Hewlett Packard Enterprise Co. 48,638 1,030
HP, Inc. 20,795 728
Intel Corp.(Û) 65,772 2,037
International Business Machines Corp. 4,976 861
Intuit, Inc. 6,913 4,543
KBR, Inc.(Ð) 18,109 1,161
Kyndryl Holdings, Inc.(Æ) 17,901 471
Lam Research Corp. 3,363 3,581
Lattice Semiconductor Corp.(Æ) 6,576 381
Lyft, Inc. Class A(Æ)(Ð) 41,528 585
Maplebear, Inc.(Æ) 13,869 446
Marvell Technology, Inc. 19,489 1,362
Meta Platforms, Inc. Class A 17,068 8,606
Micron Technology, Inc. 22,352 2,940
Microsoft Corp. 102,188 45,673
Monolithic Power Systems, Inc. 533 438
N-Able, Inc.(Æ) 2,150 33
NAPCO Security Technologies, Inc.(Û) 2,525 131
NCR Atleos Corp.(Æ) 7,960 215
NetApp, Inc. 9,167 1,181
Nutanix, Inc. Class A(Æ) 13,075 743
NVIDIA Corp. 232,901 28,773
NXP Semiconductors NV 8,543 2,299
ON Semiconductor Corp.(Æ) 12,956 888
Oracle Corp. 16,499 2,330
Palo Alto Networks, Inc.(Æ) 8,276 2,806
Paycom Software, Inc.(Ð) 1,859 266
Playtika Holding Corp. 12,800 101
Procore Technologies, Inc.(Æ) 9,333 619
Qorvo, Inc.(Æ) 6,360 738
QUALCOMM, Inc. 701 140
RingCentral, Inc. Class A(Æ) 5,049 142
ROBLOX Corp. Class A(Æ) 20,763 773
Roku, Inc.(Æ)(Ð) 1,275 76
Roper Technologies, Inc. 1,251 705
Salesforce, Inc. 13,209 3,396
Seagate Technology Holdings PLC 7,195 743
SentinelOne, Inc. Class A(Æ) 23,577 496
ServiceNow, Inc.(Æ) 3,836 3,018
Silicon Laboratories, Inc.(Æ) 2,403 266
Skyworks Solutions, Inc. 4,950 528
Smartsheet, Inc. Class A(Æ) 13,846 610
Snap, Inc. Class A(Æ) 14,973 249
Sonos, Inc.(Æ) 20,908 309
Spotify Technology SA(Æ) 5,605 1,759
Synopsys, Inc.(Æ) 1,400 833
Tenable Holdings, Inc.(Æ) 5,362 234
Teradata Corp.(Æ)(Ð) 9,586 331
Teradyne, Inc. 10,673 1,583
Texas Instruments, Inc. 18,518 3,602
Twilio, Inc. Class A(Æ)(Ð) 1,613 92
Uber Technologies, Inc.(Æ)(Û) 34,824 2,531
VeriSign, Inc.(Æ) 5,272 937

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Workday, Inc. Class A(Æ)(Ð) 3,229 722
241,439
Utilities - 3.7%
AT&T, Inc. 141,378 2,702
ConocoPhillips 13,972 1,598
Constellation Energy Generation LLC(Ð)
(Û) 7,771 1,556
Edison International 15,043 1,080
Exelon Corp.(Û) 65,499 2,267
FirstEnergy Corp. 27,354 1,047
Gulfport Energy Corp.(Æ) 1,809 273
Iridium Communications, Inc.(Ð) 9,230 246
Magnolia Oil & Gas Corp. Class A 3,375 86
NextEra Energy, Inc. 28,633 2,028
NRG Energy, Inc. 29,785 2,319
PG&E Corp. 90,405 1,578
Pinnacle West Capital Corp. 6,070 464
T-Mobile USA, Inc. 11,132 1,961
Verizon Communications, Inc. 22,917 945
Vistra Corp.(Û) 17,306 1,488
Xcel Energy, Inc. 14,501 774
22,412
Total Common Stocks
(cost $414,570) 624,820
Short-Term Investments - 2.0%
U.S. Cash Management Fund(@) 12,176,132 (∞) 12,173
Total Short-Term Investments
(cost $12,171) 12,173
Total Investments - 105.4%
(identified cost $426,741) 636,993
Securities Sold Short - (5.4)%
Consumer Discretionary - (0.8)%
Acushnet Holdings Corp. (1,200) (76)
Advanced Energy Industries, Inc. (3,246) (353)
Asbury Automotive Group, Inc.(Æ) (584) (133)
Atlanta Braves Holdings, Inc. Class C(Æ) (1,083) (43)
Charter Communications, Inc. Class A(Æ) (1,888) (565)
Choice Hotels International, Inc. (580) (69)
Churchill Downs, Inc. (3,912) (546)
Crocs, Inc.(Æ) (3,127) (456)
FirstCash Holdings, Inc. (2,947) (309)
Group 1 Automotive, Inc. (1,416) (421)
Joby Aviation, Inc.(Æ) (17,642) (90)
Kontoor Brands, Inc. (2,966) (196)
LGI Homes, Inc.(Æ) (2,081) (186)
Liberty Media Corp.(Æ) (3,907) (87)
Lithia Motors, Inc. Class A (2,069) (522)
Topgolf Callaway Brands Corp.(Æ) (22,693) (347)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Warner Bros Discovery, Inc.(Æ) (76,988) (573)
(4,972)
Energy - (0.2)%
Patterson-UTI Energy, Inc. (20,958) (217)
Sitio Royalties Corp. Class A (7,302) (172)
Sunrun, Inc.(Æ) (24,426) (290)
Uranium Energy Corp.(Æ) (36,895) (222)
(901)
Financial Services - (0.8)%
AGNC Investment Corp.(ö) (6,329) (60)
Apollo Global Management, Inc. (4,932) (582)
Arbor Realty Trust, Inc.(ö) (20,327) (292)
BGC Group, Inc. Class A (31,874) (265)
Cohen & Steers, Inc. (2,790) (202)
Erie Indemnity Co. Class A (842) (305)
First Financial Bankshares, Inc. (11,331) (335)
Glacier Bancorp, Inc. (13,505) (504)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (14,048) (416)
Healthcare Realty Trust, Inc.(ö) (30,304) (499)
Iron Mountain, Inc.(ö) (7,253) (650)
New York Community Bancorp, Inc. (2,044) (7)
Old National Bancorp (28,892) (497)
Park National Corp. (565) (80)
ServisFirst Bancshares, Inc. (2,503) (158)
SoFi Technologies, Inc.(Æ) (3,469) (23)
Webster Financial Corp. (3,419) (149)
(5,024)
Health Care - (1.0)%
Acadia Healthcare Co., Inc.(Æ) (8,425) (569)
Apollo Medical Holdings, Inc.(Æ) (1,105) (45)
Axsome Therapeutics, Inc.(Æ) (518) (42)
Azenta, Inc.(Æ) (972) (51)
Bio-Techne Corp. (1,609) (115)
Crinetics Pharmaceuticals, Inc.(Æ) (5,557) (249)
Elanco Animal Health, Inc.(Æ) (2,950) (42)
Ensign Group, Inc. (The) (3,045) (377)
Geron Corp.(Æ) (62,047) (263)
Globus Medical, Inc. Class A(Æ) (11,031) (755)
Halozyme Therapeutics, Inc.(Æ) (6,477) (339)
ICU Medical, Inc.(Æ) (2,903) (345)
Insmed, Inc.(Æ) (3,710) (249)
LifeStance Health Group, Inc.(Æ) (21,161) (104)
Neogen Corp.(Æ) (31,543) (493)
NeoGenomics, Inc.(Æ) (8,993) (125)
RadNet, Inc.(Æ) (6,823) (402)
Repligen Corp.(Æ) (3,117) (393)
Select Medical Holdings Corp. (5,257) (184)
Sotera Health Co.(Æ) (8,931) (106)

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
8 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Surgery Partners, Inc.(Æ) (7,692) (183)
TransMedics Group, Inc.(Æ) (1,174) (177)
Vaxcyte, Inc.(Æ) (3,970) (300)
(5,908)
Materials and Processing - (0.2)%
AAON, Inc. (6,852) (598)
Pool Corp. (1,212) (373)
Quaker Chemical Corp. (413) (70)
Rogers Corp.(Æ) (964) (116)
SPX Technologies, Inc.(Æ) (1,410) (200)
(1,357)
Producer Durables - (0.7)%
AeroVironment, Inc.(Æ) (1,337) (244)
Badger Meter, Inc. (3,021) (563)
Brink's Co. (The) (1,936) (198)
Casella Waste Systems, Inc. Class A(Æ) (5,627) (558)
Itron, Inc.(Æ) (3,709) (367)
Kratos Defense & Security Solutions, Inc.
(Æ) (13,257) (265)
OSI Systems, Inc.(Æ) (1,926) (265)
RBC Bearings, Inc.(Æ) (1,499) (404)
Teledyne Technologies, Inc.(Æ) (1,318) (511)
Union Pacific Corp. (1,973) (447)
Zurn Elkay Water Solutions Corp. (13,590) (400)
(4,222)
Technology - (1.4)%
Advanced Micro Devices, Inc.(Æ) (1,385) (225)
Analog Devices, Inc. (2,736) (625)
Aspen Technology, Inc.(Æ) (1,319) (262)
Broadcom, Inc. (58) (93)
Coherent Corp.(Æ) (8,764) (635)
EchoStar Corp. Class A(Æ) (22,913) (408)
Entegris, Inc. (512) (69)
Envestnet, Inc.(Æ) (3,459) (216)
ePlus, Inc.(Æ) (2,738) (202)
Fiserv, Inc.(Æ) (3,554) (530)
Frontier Communications Parent, Inc.(Æ) (12,401) (325)
Gen Digital, Inc. (26,129) (653)
MACOM Technology Solutions Holdings,
Inc.(Æ) (2,526) (282)
Marvell Technology, Inc. (6,946) (486)
MKS Instruments, Inc. (1,496) (195)
Onto Innovation, Inc.(Æ) (1,806) (397)
Oracle Corp. (1,227) (173)
Plexus Corp.(Æ) (2,305) (238)
PTC, Inc.(Æ) (1,687) (306)
Sanmina Corp.(Æ) (8,154) (540)
Take-Two Interactive Software, Inc.(Æ) (3,018) (469)
Veeco Instruments, Inc.(Æ) (1,849) (86)
ViaSat, Inc.(Æ) (16,778) (213)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vishay Intertechnology, Inc. (21,859) (487)
Wolfspeed, Inc.(Æ) (21,464) (489)
(8,604)
Utilities - (0.3)%
Civitas Resources, Inc. (4,230) (292)
Cogent Communications Holdings, Inc. (7,752) (438)
MGE Energy, Inc. (1,690) (126)
New Fortress Energy, Inc. (9,900) (218)
Northern Oil and Gas, Inc. (3,319) (123)
Otter Tail Corp. (5,189) (454)
(1,651)
Total Securities Sold Short
(proceeds $29,699) (32,639)
Other Assets and Liabilities,
Net - 0.0%
39
Net Assets - 100.0%
604,393

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 9
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 47 USD 12,976 09/24 (3)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (3)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 85,913 $ — $ —
$ —
$ 85,913 14.2
Consumer Staples 22,437 — —
—
22,437 3.7
Energy 24,837 — —
—
24,837 4.1
Financial Services 81,814 — —
—
81,814 13.5
Health Care 74,471 — —
—
74,471 12.3
Materials and Processing 22,614 — —
—
22,614 3.8
Producer Durables 48,883 — —
—
48,883 8.1
Technology 241,439 — —
—
241,439 40.0
Utilities 22,412 — —
—
22,412 3.7
Short-Term Investments — — — 12,173 12,173 2.0
Total Investments 624,820 — — 12,173 636,993 105.4
Securities Sold Short
*
(32,639) — — — (32,639) (5.4)
Other Assets and Liabilities, Net
—
**
100.0
Other Financial Instruments
A
Liabilities
Futures Contracts (3) — — — (3) (—)
**
Total Other Financial Instruments
***
$ (3) $ — $ — $ — $ (3)
* Refer to Schedule of Investments for detailed sector breakout.
**
***
Less than .05% of net assets.
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
10 U.S. Strategic Equity Fund
Russell Investment Funds
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — June 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 3
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 2,873
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (441)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 11
Amounts in thousands
∆       Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 32,639 $ — $ 32,639
Total Financial and Derivative Liabilities
32,639 — 32,639
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 32,639 $ — $ 32,639
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged
∆
Net Amount
State Street $ 32,639 $ — $ 32,639 $ —
Total
$ 32,639 $ — $ 32,639 $ —

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
12 U.S. Strategic Equity Fund
Statement of Assets and Liabilities — June 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 426,741
Investments, at fair value(>) ........................................................................................................................................................
636,993
Receivables:
Dividends and interest ...................................................................................................................................................... 28 4
Dividends from affiliated funds ....................................................................................................................................... 67
Investments sold ............................................................................................................................................................... 308
Fund shares sold ............................................................................................................................................................... 2
From broker(a) ................................................................................................................................................................. 500
Prepaid expenses .......................................................................................................................................................................... 4
Total assets ...............................................................................................................................................................
638,15 8
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 3
Investments purchased ..................................................................................................................................................... 178
Fund shares redeemed ...................................................................................................................................................... 464
Accrued fees to affiliates .................................................................................................................................................. 368
Other accrued expenses .................................................................................................................................................... 110
Variation margin on futures contracts .............................................................................................................................. 3
Securities sold short, at fair value(‡) ........................................................................................................................................... 32,639
Total liabilities ...........................................................................................................................................................
33,765
Net Assets ...............................................................................................................................................................
$ 604,393

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 13
Statement of Assets and Liabilities, continued — June 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 223,823
Shares of beneficial interest .........................................................................................................................................................
28 3
Additional paid-in capital ............................................................................................................................................................
380,28 7
Net Assets ...............................................................................................................................................................
$ 604,393
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 21.34
Net assets ............................................................................................................................................................................. $ 604,392,713
Shares outstanding ($.01 par value) ..................................................................................................................................... 28,318,231
Amounts in thousands
(‡)     Proceeds on securities sold short $ 29,699
(>)     Investments in affiliates, U.S. Cash Management Fund $ 12,173
(a)   Receivable from Broker for Futures $ 500
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
14 U.S. Strategic Equity Fund
Statement of Operations — For the Period Ended June 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 4,028
Dividends from affiliated funds ....................................................................................................................................... 440
Interest .............................................................................................................................................................................. 22
Securities lending income (net) ....................................................................................................................................... 4
Total investment income ..............................................................................................................................................................
4,494
Expenses
Advisory fees ................................................................................................................................................................... 2,143
Administrative fees .......................................................................................................................................................... 147
Custodian fees .................................................................................................................................................................. 43
Transfer agent fees .......................................................................................................................................................... 13
Professional fees .............................................................................................................................................................. 39
Trustees’ fees .................................................................................................................................................................... 13
Printing fees ..................................................................................................................................................................... 9
Dividends from securities sold short ................................................................................................................................ 209
Interest expense paid on securities sold short .................................................................................................................. 106
Miscellaneous .................................................................................................................................................................. 26
Expenses before reductions .............................................................................................................................................. 2,748
Expense reductions .......................................................................................................................................................... (99)
Net expenses ................................................................................................................................................................................
2,649
Net investment income (loss) .......................................................................................................................................................
1,845
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 18,030
Futures contracts .............................................................................................................................................................. 2,873
Securities sold short ......................................................................................................................................................... 1,210
Net realized gain (loss) ................................................................................................................................................................
22,113
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... 48,028
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (441)
Securities sold short ......................................................................................................................................................... 913
Net change in unrealized appreciation (depreciation) ................................................................................................................. 48,501
Net realized and unrealized gain (loss) ........................................................................................................................................ 70,614
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 72,459

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 15
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2024
(Unaudited)
Fiscal Year Ended
December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 1,845 $ 4,277
Net realized gain (loss) ....................................................................................................................... 22,113 12,673
Net change in unrealized appreciation (depreciation) ........................................................................ 48,501 102,446
Net increase (decrease) in net assets from operations .............................................................................. 72,459 119,396
Distributions
To shareholders ................................................................................................................................... (9,003) (15,353)
Net decrease in net assets from distributions ............................................................................................ (9,003) (15,353)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (26,012) (9,264)
Total Net Increase (Decrease) in Net Assets ........................................................................
37,444 94,779
Net Assets
Beginning of period .................................................................................................................................. 566,949 472,170
End of period .............................................................................................................................................
$ 604,393 $ 566,949
* Share transaction amounts (in thousands) for the periods ended June 30, 2024 and December 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 153 $ 3,118 1,891 $ 33,548
Proceeds from reinvestment of distributions 452 9,003 868 15,353
Payments for shares redeemed (1,875) (38,13 3 ) (3,391) (58,165)
Total increase (decrease)
(1,270) $ (26,01 2 ) (632) $ (9,264)

Russell Investment Funds
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
16 U.S. Strategic Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(
ƥ
)(
Ƃ
)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2024( ƣ) 19.16 .06 2.43 2.49 (.03) (.28)
December 31, 2023 15.62 .14 3.92 4.06 (.14) (.38)
December 31, 2022 21.46 .11 (4.51) (4.40) (.10) (1.34)
December 31, 2021 19.58 .07 3.87 3.94 (.12) (1.94)
December 31, 2020 16.03 .09 3.67 3.76 (.07) (.14)
December 31, 2019 13.12 .16 3.77 3.93 (.16) (.86)

See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 17
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(
ǿ
)(
±
)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(
ɯ
)
%
Ratio of Expenses
to Average
Net Assets,
Net
(
Ƃ
)(
ɯ
)(
∆
)
%
Ratio of Net
Investment Income
to Average
Net Assets
(
Ƃ
)(
ɯ
)
%
Portfolio
Turnover Rate
(
ǿ
)
(.31) 21.34 13.11 604,393 .94 .90 .63 21
(.52) 19.16 26.29 566,949 .97 .96 .84 60
(1.44) 15.62 (20.86) 472,170 .88 .88 .65 100
(2.06) 21.46 20.40 624,167 .84 .84 .32 33
(.21) 19.58 23.84 561,105 .84 .84 .58 44
(1.02) 16.03 30.26 513,362 .85 .85 1.07 100

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
18 U.S. Strategic Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 340,314
Administrative fees 24,660
Transfer agent fees 2,170
Trustee fees 1,248
$ 368,392
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 13,690 $ 60,948 $ 62,466 $ — $ 1 $ 12,173 $ 440 $ —
U.S. Cash Collateral Fund 905 5,257 6,162 — — — 14 —
$ 14,595 $ 66,205 $ 68,628 $ — $ 1 $ 12,173 $ 454 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 402,230,415 $ 219,205,205 $ (17,085,255) $ 202,119,950

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.0%
Consumer Discretionary - 11.2%
1-800-Flowers.com, Inc. Class A(Æ) 937 9
Abercrombie & Fitch Co. Class A(Æ) 1,187 211
Academy Sports & Outdoors, Inc. 3,342 178
AerSale Corp.(Æ) 52,187 361
American Axle & Manufacturing Holdings,
Inc.(Æ) 6,559 46
American Eagle Outfitters, Inc. 8,906 178
America's Car-Mart, Inc.(Æ) 6,503 392
Asbury Automotive Group, Inc.(Æ) 598 136
Atkore , Inc. 1,505 203
Atmus Filtration Technologies, Inc. 5,441 157
Axon Enterprise, Inc.(Æ) 879 259
Bath & Body Works, Inc.(Ð) 2,004 78
Beacon Roofing Supply, Inc.(Æ) 1,605 145
Beazer Homes USA, Inc.(Æ) 3,860 106
Bloomin ' Brands, Inc. 27,544 530
Boot Barn Holdings, Inc.(Æ) 8,562 1,104
BorgWarner, Inc.(Û) 6,641 214
Cadre Holdings, Inc. 10,801 362
Carriage Services, Inc. Class A(Ð) 1,107 30
Cava Group, Inc.(Æ) 1,479 137
Celestica, Inc.(Æ) 4,394 252
Century Communities, Inc. 1,607 131
Chegg , Inc.(Æ) 12,445 39
Clarus Corp. 76,479 515
Columbia Sportswear Co. 2,151 170
Cooper-Standard Holdings, Inc.(Æ) 933 12
Coursera, Inc.(Æ) 11,061 79
Cracker Barrel Old Country Store, Inc.(Ñ) 905 38
CTS Corp. 1,829 93
Dana Holding Corp.(Ð) 6,638 80
Dave & Buster's Entertainment, Inc.(Æ) 2,377 95
Denny's Corp.(Æ) 9,818 70
Dillard's, Inc. Class A(Ñ)(Û) 764 336
Driven Brands Holdings, Inc.(Æ) 8,138 104
Duolingo , Inc.(Æ)(Û) 1,883 393
Dutch Bros, Inc. Class A(Æ) 610 25
El Pollo Loco Holdings, Inc.(Æ) 10,060 114
FirstCash Holdings, Inc. 1,838 193
Five Below, Inc.(Æ) 646 70
Foot Locker, Inc. 9,031 225
Forestar Group, Inc.(Æ) 2,057 66
Freshpet , Inc.(Æ) 2,023 262
Funko , Inc. Class A(Æ)(Ð) 3,828 37
Genesco, Inc.(Æ) 1,132 29
Gentherm , Inc.(Æ) 3,021 149
Gildan Activewear , Inc. Class A 12,489 474
GMS, Inc.(Æ) 1,689 136
Goodyear Tire & Rubber Co. (The)(Æ) 28,042 318
GoPro, Inc. Class A(Æ) 36,111 51
Green Brick Partners, Inc.(Æ) 3,165 181
Group 1 Automotive, Inc. 523 155
Haverty Furniture Cos., Inc. 8,920 226
HealthStream , Inc. 1,126 31
Hilton Grand Vacations, Inc.(Æ) 2,469 100
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hims & Hers Health, Inc.(Æ) 12,227 247
International Game Technology PLC 13,476 276
iRobot Corp.(Æ) 4,092 37
J Jill, Inc. 1,623 57
Johnson Outdoors, Inc. Class A 9,664 338
KB Home 7,461 524
Kontoor Brands, Inc. 2,176 144
Kura Sushi USA, Inc. Class A(Æ) 8,488 536
Landsea Homes Corp.(Æ) 9,860 91
La-Z-Boy, Inc. 4,110 153
Lear Corp.(Û) 3,987 455
Leonardo DRS, Inc.(Æ) 11,258 287
LifeMD , Inc.(Æ) 8,946 61
Light & Wonder, Inc. Class A(Æ) 955 100
Lincoln Educational Services Corp.(Æ) 2,235 27
Lindblad Expeditions Holdings, Inc.(Æ)(Ð) 2,692 26
M/I Homes, Inc.(Æ) 1,374 168
Madison Square Garden Entertainment
Corp.(Æ) 4,335 148
Magnite , Inc.(Æ) 12,362 164
Malibu Boats, Inc. Class A(Æ) 1,143 40
MasterCraft Boat Holdings, Inc.(Æ) 1,541 29
Meritage Homes Corp. 1,544 250
Monro Muffler Brake, Inc. 14,666 350
Motorcar Parts of America, Inc.(Æ) 11,966 74
Movado Group, Inc. 2,726 68
Newell Rubbermaid, Inc. 54,334 348
nVent Electric PLC 826 63
ODP Corp. (The)(Æ) 2,244 88
OneSpaWorld Holdings, Ltd.(Æ) 70,632 1,086
Overstock.com, Inc.(Æ) 9,079 119
Papa John's International, Inc. 4,161 196
Perdoceo Education Corp. 5,550 119
PVH Corp. 2,286 242
Red Rock Resorts, Inc. Class A 1,212 67
Reservoir Media, Inc.(Æ) 26,362 208
REV Group, Inc. 7,350 183
Rocky Brands, Inc. 2,242 83
Rush Street Interactive, Inc.(Æ) 12,132 116
Savers Value Village, Inc.(Æ)(Ñ) 7,967 98
Scholastic Corp. 1,699 60
Sensata Technologies Holding PLC 4,154 155
Shake Shack, Inc. Class A(Æ) 267 24
Shoe Carnival, Inc. 4,203 155
Signet Jewelers, Ltd. 1,735 155
Smith & Wesson Brands, Inc. 10,160 146
Sonic Automotive, Inc. Class A 2,745 150
Steven Madden, Ltd. 9,552 404
Stitch Fix, Inc. Class A(Æ) 17,758 74
Stride, Inc.(Æ) 7,623 537
Sturm Ruger & Co., Inc. 4,334 181
Taylor Morrison Home Corp. Class A(Æ) 4,051 225
TechTarget , Inc.(Æ) 1,074 33
Texas Roadhouse, Inc. Class A 3,732 641
Thor Industries, Inc. 1,997 187
Tilly's, Inc. Class A(Æ) 1,603 10
Toll Brothers, Inc.(Ð) 3,631 418

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Transcat , Inc.(Æ) 1,199 144
Tri Pointe Homes, Inc.(Æ) 10,127 377
TripAdvisor, Inc.(Æ) 4,825 86
Turtle Beach Corp.(Æ) 1,612 23
Udemy , Inc.(Æ) 5,020 43
Universal Electronics, Inc.(Æ) 457 5
Universal Technical Institute, Inc.(Æ) 10,572 166
Urban Outfitters, Inc.(Æ) 4,289 176
VF Corp. 23,783 321
Wabash National Corp. 6,704 146
Wayfair, Inc. Class A(Æ) 2,616 138
Whirlpool Corp. 2,246 230
Wingstop , Inc. 221 93
Winnebago Industries, Inc. 1,735 94
Wynn Resorts, Ltd.(Û) 258 23
Xponential Fitness, Inc. Class A(Æ) 1,293 20
Zillow Group, Inc. Class A(Æ)(Û) 1,932 87
Zumiez , Inc.(Æ) 2,847 55
23,533
Consumer Staples - 2.9%
Andersons, Inc. (The)(Ð) 596 30
Beauty Health Co. (The)(Æ) 7,400 14
BellRing Brands, Inc.(Æ) 2,421 138
Boston Beer Co., Inc. Class A(Æ)(Û) 499 152
Calavo Growers, Inc. 17,738 403
Celsius Holdings, Inc.(Æ) 2,364 135
Coca-Cola Bottling Co. 168 182
Dole PLC 3,630 45
elf Beauty, Inc.(Æ) 4,292 904
Energizer Holdings, Inc. - GDR 3,294 132
Fresh Del Monte Produce, Inc. 640 14
Grocery Outlet Holding Corp.(Æ) 14,875 329
Helen of Troy, Ltd.(Æ) 1,281 119
Herbalife, Ltd.(Æ) 8,476 88
Inter Parfums , Inc. 581 68
J&J Snack Foods Corp. 3,468 563
John B Sanfilippo & Son, Inc. 752 73
Medifast , Inc. 843 18
Natural Grocers by Vitamin Cottage, Inc. 5,530 117
Nomad Foods, Ltd. 21,116 348
Primo Water Corp. 30,368 664
Quanex Building Products Corp. 5,866 162
SpartanNash Co. 2,086 39
Sprouts Farmers Market, Inc.(Æ) 7,331 613
United Natural Foods, Inc.(Æ) 1,784 23
USANA Health Sciences, Inc.(Æ) 617 28
Vita Coco Co., Inc. (The)(Æ) 5,671 158
Vital Farms, Inc.(Æ) 10,435 488
Weis Markets, Inc. 1,092 69
WK Kellogg Co.(Ð) 2,700 45
6,161
Energy - 4.7%
Alpha Metallurgical Resources, Inc. 294 82
Antero Resources Corp.(Æ) 2,957 96
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Aris Water Solutions, Inc. Class A 83,530 1,309
Atlas Energy Solutions, Inc. 7,665 153
Berry Petroleum Corp. 5,596 36
Broadwind Energy, Inc.(Æ) 31,246 102
ChampionX Corp. 6,412 213
CVR Energy, Inc. 5,364 144
Delek US Holdings, Inc. 9,246 229
Dril -Quip, Inc.(Æ) 15,795 294
Helix Energy Solutions Group, Inc.(Æ) 7,179 86
Helmerich & Payne, Inc. 11,003 398
HF Sinclair Corp.(Û) 6,253 334
Kodiak Gas Services, Inc. 16,919 461
Liberty Energy, Inc. Class A 9,777 204
Matador Resources Co. 2,931 175
Matrix Service Co.(Æ) 14,916 148
Montauk Renewables, Inc.(Æ)(Ð) 119 1
Murphy Oil Corp. 3,289 136
Natural Gas Services Group, Inc.(Æ) 8,973 181
Newpark Resources, Inc.(Æ) 21,377 178
NOV, Inc. 12,450 237
NOW, Inc.(Æ) 11,872 163
Oceaneering International, Inc.(Æ) 8,536 202
Oil States International, Inc.(Æ) 3,448 15
Par Pacific Holdings, Inc.(Æ) 5,524 139
Patterson-UTI Energy, Inc. 61,870 641
PBF Energy, Inc. Class A 7,420 341
Ramaco Resources, Inc. Class A 7,611 95
Ranger Energy Services, Inc. 12,169 128
REX American Resources Corp.(Æ) 2,322 106
Select Water Solutions, Inc. Class A 11,390 122
Sitio Royalties Corp. Class A 18,353 433
SM Energy Co. 6,875 297
SunCoke Energy, Inc. 5,050 49
TechnipFMC PLC 14,626 382
TETRA Technologies, Inc.(Æ) 54,118 187
Transocean, Ltd.(Æ)(Ñ) 16,624 89
W&T Offshore, Inc. 119,519 256
Warrior Met Coal, Inc. 5,199 326
Weatherford International PLC 4,166 510
World Kinect Corp. 13,393 346
10,024
Financial Services - 19.6%
1st Source Corp. 2,654 142
AGNC Investment Corp.(Ñ)(ö) 19,000 181
Agree Realty Corp.(ö) 5,642 349
Air Lease Corp. Class A 5,618 267
Alliance Data Systems Corp. 3,011 134
Alpine Income Property Trust, Inc.(ö) 28,734 447
Americold Realty Trust, Inc.(ö) 12,961 331
Ameris Bancorp 2,601 131
Apple Hospitality REIT, Inc.(ö) 3,760 55
Atlantic Union Bankshares Corp. 3,247 107
Axis Capital Holdings, Ltd. 1,381 98
Bank of NT Butterfield & Son, Ltd. (The) 3,734 131
BankUnited , Inc. 2,246 66
Banner Corp. 2,542 126

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
BGC Group, Inc. Class A 40,391 335
Blackstone Mortgage Trust, Inc. Class A(Ñ)
(ö) 3,632 63
BOK Financial Corp. 1,407 129
Bowhead Specialty Holdings, Inc.(Æ) 4,449 113
Brighthouse Financial, Inc.(Æ) 3,608 156
Brixmor Property Group, Inc.(ö) 16,365 378
Broadstone Net Lease, Inc.(ö) 10,834 172
Brookfield Reinsurance, Ltd.(Æ) 1,269 53
Business First Bancshares, Inc. 22,308 485
Cadence Bank 13,581 384
Camden Property Trust(ö) 271 30
Capital Bancorp, Inc. 8,703 178
Capital City Bank Group, Inc. 9,159 261
Cathay General Bancorp 2,825 107
Chatham Lodging Trust(ö) 2,357 20
City Holding Co. 1,143 121
Clarivate PLC(Æ) 33,910 193
CNO Financial Group, Inc. 4,399 122
Comerica, Inc. 6,814 348
Community Bank System, Inc. 2,166 102
Community Healthcare Trust, Inc.(ö) 19,900 465
Compass, Inc. Class A(Æ) 16,899 61
Core Scientific, Inc. (Æ) 2,691 25
Corebridge Financial, Inc.(Û) 14,669 427
Corporate Office Properties Trust(ö) 7,547 189
CTO Realty Growth, Inc.(ö) 18,479 323
Cullen/Frost Bankers, Inc. 6,054 615
DiamondRock Hospitality Co.(ö) 23,277 197
Dime Community Bancshares, Inc. 5,938 121
Donegal Group, Inc. Class A 324 4
Douglas Elliman , Inc.(Æ) 2,387 3
Easterly Government Properties, Inc.(ö) 39,233 485
Equity Commonwealth(Æ)(ö) 24,930 484
Esquire Financial Holdings, Inc. 6,081 289
Essent Group, Ltd. 7,708 433
Essential Properties Realty Trust, Inc.(ö) 3,539 98
Evercore , Inc. Class A 1,936 404
Everest Re Group, Ltd.(Û) 144 55
EZCORP, Inc. Class A(Æ) 21,533 225
Federal Agricultural Mortgage Corp. Class
C 988 179
Fidelis Insurance Holdings, Ltd. 23,409 382
First American Financial Corp. 11,293 609
First BanCorp 22,607 414
First Commonwealth Financial Corp. 14,964 207
First Financial Bankshares , Inc. 4,308 127
First Financial Corp. 3,232 119
First Foundation, Inc. 11,224 74
First Horizon Corp.(Û) 12,304 194
First Industrial Realty Trust, Inc.(ö) 6,626 315
First Internet Bancorp 975 26
First Interstate BancSystem , Inc. Class A 3,479 97
First Merchants Corp. 3,934 131
First Mid Bancshares, Inc. 9,931 327
Four Corners Property Trust, Inc.(ö) 6,712 166
FTAI Aviation, Ltd. 5,863 605
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fulton Financial Corp. 6,902 117
GCM Grosvenor, Inc. Class A 53,495 522
Genworth Financial, Inc. Class A(Æ) 38,129 230
German American Bancorp, Inc. 10,138 358
Getty Realty Corp.(ö) 10,148 271
Glacier Bancorp, Inc. 14,906 556
Guaranty Bancshares, Inc. 9,220 291
Hamilton Lane, Inc. Class A 734 91
Hancock Holding Co. 3,019 144
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 7,715 228
Hanover Insurance Group, Inc. (The) 3,898 489
Hilltop Holdings, Inc. 5,228 164
Home BancShares , Inc. 21,757 521
HomeTrust Bancshares, Inc. 101 3
Horace Mann Educators Corp. 23,263 759
Horizon Bancorp, Inc. 7,904 98
Howard Hughes Corp. (The)(Æ)(Ð) 2,671 173
Independence Realty Trust, Inc.(ö) 10,396 195
Independent Bank Corp. 11,363 346
Innovative Industrial Properties, Inc.(ö) 1,326 145
International Bancshares Corp. 2,742 157
International Money Express, Inc.(Æ) 11,250 234
InvenTrust Properties Corp.(ö) 3,480 86
Investar Holding Corp. 10,566 163
Jackson Financial, Inc. Class A 9,876 733
James River Group Holdings, Ltd. 4,830 37
Janus Henderson Group PLC 1,755 59
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
John Wiley & Sons, Inc. Class A 2,843 116
Kearny Financial Corp. 3,000 18
Kemper Corp. 12,495 741
Kinsale Capital Group, Inc.(Ð) 870 335
Legalzoom.com, Inc.(Æ) 16,628 140
LendingClub Corp.(Æ)(Ð) 11,311 96
LendingTree , Inc.(Æ) 1,727 72
Live Oak Bancshares, Inc. 3,951 139
LiveRamp Holdings, Inc.(Æ) 6,251 193
Marcus & Millichap, Inc. 4,918 155
McGrath RentCorp (Ñ) 860 92
Metropolitan Bank Holding Corp.(Æ) 10,141 427
Moelis & Co. Class A 1,864 106
Mr. Cooper Group, Inc.(Æ) 1,312 107
MVB Financial Corp. 6,597 123
National Bank Holdings Corp. Class A 23,564 920
NBT Bancorp, Inc. 14,463 558
NerdWallet , Inc. Class A(Æ) 1,942 28
NETSTREIT Corp.(ö) 40,168 647
Newmark Group, Inc. Class A 21,809 223
NMI Holdings, Inc. Class A(Æ) 10,497 357
Northeast Bank 5,885 358
Northrim BanCorp , Inc.(Ð) 145 8
OceanFirst Financial Corp. 4,296 68
OFG Bancorp 6,805 255
Old National Bancorp 25,613 440
Outfront Media, Inc.(ö) 14,299 205
Pagseguro Digital, Ltd. Class A(Æ) 28,193 330

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
22 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Park Hotels & Resorts, Inc.(ö) 17,979 269
Perella Weinberg Partners 24,651 401
Pinnacle Financial Partners, Inc. 2,683 215
Plymouth Industrial REIT, Inc.(ö) 11,101 237
Popular, Inc. 6,085 538
Potlatch Corp.(ö) 8,408 331
PRA Group, Inc.(Æ) 3,610 71
Preferred Bank 1,599 121
Premier Financial Corp. 10,265 210
ProAssurance Corp.(Æ) 2,616 32
Prosperity Bancshares, Inc. 5,368 328
Radian Group, Inc. 5,779 180
RE/MAX Holdings, Inc. Class A 24,178 196
Red River Bancshares, Inc. 2,363 113
Redfin Corp.(Æ) 13,706 82
Regency Centers Corp.(Ð)(ö)(Û) 461 29
Regional Management Corp. 553 16
Reinsurance Group of America, Inc. Class
A(Û) 2,688 552
Renasant Corp. 3,427 105
RLI Corp.(Ð) 1,892 266
RMR Group, Inc. (The) Class A 4,128 93
Robinhood Markets, Inc. Class A(Æ)(Ð) 17,338 394
Ryman Hospitality Properties, Inc.(ö) 1,484 148
Safety Insurance Group, Inc. 1,295 97
Seacoast Banking Corp. of Florida 19,651 465
Selective Insurance Group, Inc. 2,018 189
Silvercrest Asset Management Group, Inc.
Class A 4,903 76
Simmons First National Corp. Class A 5,688 100
Skyward Specialty Insurance Group, Inc.
(Æ) 4,742 172
SLM Corp. 11,515 239
SmartFinancial , Inc. 14,747 349
SouthState Corp. 2,317 177
Stewart Information Services Corp. 3,516 218
Stock Yards Bancorp, Inc. 9,562 475
StoneX Group, Inc.(Æ) 903 68
Sunstone Hotel Investors, Inc.(ö) 8,979 94
Terreno Realty Corp.(ö) 995 59
Texas Capital Bancshares, Inc.(Æ) 1,941 119
Tiptree, Inc. Class A 12,142 200
Towne Bank 18,026 492
TPG, Inc.(Ð) 5,431 225
TriCo Bancshares 9,385 371
Triumph Financial, Inc.(Æ) 9,181 751
UMB Financial Corp. 1,785 149
UMH Properties, Inc.(ö) 14,014 224
United Bankshares , Inc. 4,217 137
United Community Banks, Inc. 4,494 114
United Fire Group, Inc. 581 13
Universal Insurance Holdings, Inc. 2,076 39
Valley National Bancorp 14,779 103
Vestis Corp. 5,000 61
Walker & Dunlop, Inc. 1,459 143
Webster Financial Corp. 2,342 102
Westwood Holdings Group, Inc. 27,260 332
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
William Penn Bancorp 24,006 274
Xenia Hotels & Resorts, Inc.(ö) 7,783 112
41,283
Health Care - 16.6%
Acadia Pharmaceuticals, Inc.(Æ) 4,350 71
ACELYRIN, Inc.(Æ) 9,416 42
ADMA Biologics, Inc.(Æ) 50,085 560
Akebia Therapeutics, Inc.(Æ) 10,851 11
Alector , Inc.(Æ) 5,923 27
Allogene Therapeutics, Inc.(Æ) 7,200 17
American Well Corp. Class A(Æ) 11,296 4
Amneal Pharmaceuticals, Inc.(Æ)(Ð) 1,326 8
AnaptysBio , Inc.(Æ) 1,450 36
ANI Pharmaceuticals, Inc.(Æ) 13,126 836
Arcellx , Inc.(Æ) 16,648 919
Ardelyx , Inc.(Æ) 4,777 35
Argenx SE - ADR(Æ) 2,202 947
Arrowhead Pharmaceuticals, Inc.(Æ) 14,107 367
ARS Pharmaceuticals, Inc.(Æ) 997 8
Avanos Medical, Inc.(Æ) 6,111 122
Axogen , Inc.(Æ) 1,300 9
Beam Therapeutics, Inc.(Æ) 12,748 299
BioCryst Pharmaceuticals, Inc.(Æ) 6,751 42
Biohaven , Ltd.(Æ) 6,743 234
BioLife Solutions, Inc.(Æ) 32,312 692
Blueprint Medicines Corp.(Æ) 2,453 264
CareDx , Inc.(Æ) 10,797 168
Castle Biosciences, Inc.(Æ) 2,173 47
Catalyst Pharmaceuticals, Inc.(Æ) 8,940 138
Chemed Corp. 675 366
CinCor Pharma, Inc.(Æ)(Š) 3,630 11
Coherus Biosciences, Inc.(Æ) 7,000 12
CONMED Corp. 3,429 238
Contra Inhibrx , Inc.(Æ)(Š) 5,417 3
Corcept Therapeutics, Inc.(Æ) 4,910 160
CorVel Corp.(Æ) 398 101
Crinetics Pharmaceuticals, Inc.(Æ) 3,210 144
Cullinan Oncology, Inc.(Æ) 2,373 41
Cytokinetics, Inc.(Æ) 5,017 272
CytomX Therapeutics, Inc.(Æ) 4,044 5
Doximity , Inc. Class A(Æ)(Ð) 5,444 152
Dyne Therapeutics, Inc.(Æ) 6,034 213
Editas Medicine, Inc.(Æ)(Ð) 4,988 23
Embecta Corp. 4,889 61
Enanta Pharmaceuticals, Inc.(Æ) 1,328 17
Enovis Corp. Class W(Æ) 5,973 270
Ensign Group, Inc. (The) 1,002 124
Exelixis , Inc.(Æ) 15,652 352
Fate Therapeutics, Inc.(Æ) 7,137 23
FibroGen , Inc.(Æ) 5,419 5
Fortrea Holdings, Inc.(Æ)(Ð) 4,136 97
Fulgent Genetics, Inc.(Æ) 4,428 87
GeneDx Holdings Corp.(Æ)(Ñ) 6,139 160
Geron Corp.(Æ) 123,819 525
Glaukos Corp.(Æ) 1,212 143
Guardant Health, Inc.(Æ) 3,878 112

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Haemonetics Corp.(Æ) 1,456 120
Halozyme Therapeutics, Inc.(Æ) 11,839 620
Harvard Bioscience, Inc.(Æ) 43,134 123
Health Catalyst, Inc.(Æ) 6,823 44
HealthEquity , Inc.(Æ) 4,836 417
Immunovant , Inc.(Æ) 10,950 289
Inari Medical, Inc.(Æ)(Û) 4,263 205
Incyte Corp.(Æ)(Ð) 100 6
InfuSystem Holdings, Inc.(Æ) 47,265 323
Inhibrx Biosciences, Inc.(Æ) 4,985 71
Innoviva , Inc.(Æ) 23,488 385
Inogen , Inc.(Æ) 1,308 11
Insmed , Inc.(Æ) 2,178 146
Integer Holdings Corp.(Æ) 637 74
Intellia Therapeutics, Inc.(Æ) 8,754 196
Intra-Cellular Therapies, Inc. Class A(Æ) 3,424 234
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 6,640 316
iRadimed Corp. 15,896 698
iRhythm Technologies, Inc.(Æ) 632 68
Ironwood Pharmaceuticals, Inc. Class A(Æ) 14,294 93
Jasper Therapeutics, Inc.(Æ) 8,325 189
Joint Corp. (The)(Æ) 8,521 120
KalVista Pharmaceuticals, Inc.(Æ) 5,692 67
Keros Therapeutics, Inc.(Æ) 4,589 210
Kura Oncology, Inc.(Æ) 11,709 241
Kymera Therapeutics, Inc.(Æ) 2,206 66
Lantheus Holdings, Inc.(Æ) 2,981 239
Legend Biotech Corp. - ADR(Æ) 14,312 634
LeMaitre Vascular, Inc. 22,024 1,812
Ligand Pharmaceuticals, Inc. Class B(Æ) 5,786 488
Madrigal Pharmaceuticals, Inc.(Æ) 349 98
Medpace Holdings, Inc.(Æ) 1,470 605
MeiraGTx Holdings PLC(Æ) 12,282 52
Merit Medical Systems, Inc.(Æ) 1,821 157
Moonlake Immunotherapeutics (Æ)(Ñ) 2,140 94
Natera , Inc.(Æ) 2,616 283
National HealthCare Corp. 1,549 168
Nektar Therapeutics(Æ) 9,115 11
Neurocrine Biosciences, Inc.(Æ)(Û) 6,745 929
Nevro Corp.(Æ) 3,627 31
Nuvation Bio, Inc.(Æ) 4,000 12
Option Care Health, Inc.(Æ) 16,960 470
OraSure Technologies, Inc.(Æ)(Ð) 1,665 7
Organon & Co. 17,223 357
Orthofix Medical, Inc.(Æ) 14,933 198
Oscar Health, Inc. Class A(Æ) 5,585 88
Owens & Minor, Inc.(Æ) 9,223 124
Pacific Biosciences of California, Inc.(Æ)
(Ñ) 12,718 17
Pacira BioSciences , Inc.(Æ) 2,785 80
Patterson Cos., Inc. 6,729 162
Pediatrix Medical Group, Inc.(Æ) 14,511 110
Pennant Group, Inc. (The)(Æ) 8,477 197
Perrigo Co. PLC 24,331 625
Personalis , Inc.(Æ) 2,465 3
PetIQ , Inc.(Æ) 7,042 155
Phreesia , Inc.(Æ) 7,671 163
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Poseida Therapeutics, Inc.(Æ) 2,917 9
Prestige Brands Holdings, Inc.(Æ) 1,707 118
PTC Therapeutics, Inc.(Æ)(Ð) 8,818 270
Pulmonx Corp.(Æ)(Ð) 3,065 19
Quipt Home Medical Corp.(Æ) 47,454 153
Radius Health, Inc.(Æ)(Š) 16,200 1
RadNet , Inc.(Æ) 8,727 514
Recursion Pharmaceuticals, Inc. Class A(Æ) 10,712 80
REGENXBIO, Inc.(Æ)(Ð) 1,844 22
Repligen Corp.(Æ) 2,363 298
Replimune Group, Inc.(Æ) 2,684 24
Rigel Pharmaceuticals, Inc.(Æ) 869 7
Rocket Pharmaceuticals, Inc.(Æ) 41,406 891
RxSight , Inc.(Æ) 5,725 344
Sage Therapeutics, Inc.(Æ) 8,141 88
Sangamo BioSciences , Inc.(Æ) 934 —
Sarepta Therapeutics, Inc.(Æ)(Ð) 2,906 459
Schrodinger, Inc.(Æ) 11,487 222
Select Medical Holdings Corp. 9,215 323
Semler Scientific, Inc.(Æ) 600 21
SpringWorks Therapeutics, Inc.(Æ) 8,279 312
STAAR Surgical Co.(Æ) 1,908 91
Structure Therapeutics, Inc. - ADR(Æ) 1,725 68
Supernus Pharmaceuticals, Inc.(Æ) 7,917 212
Surmodics , Inc.(Æ) 3,823 161
Sutro Biopharma, Inc.(Æ) 6,281 18
Tandem Diabetes Care, Inc.(Æ)(Û) 7,827 315
Tarsus Pharmaceuticals, Inc.(Æ) 2,449 67
Teleflex, Inc. 815 171
Tenet Healthcare Corp.(Æ) 3,642 484
Terns Pharmaceuticals, Inc.(Æ) 30,704 209
TG Therapeutics, Inc.(Æ) 4,587 82
Theravance Biopharma, Inc.(Æ) 1,857 16
TransMedics Group, Inc.(Æ) 1,232 186
Travere Therapeutics, Inc.(Æ)(Ð) 12,517 103
Twist Bioscience Corp.(Æ) 615 30
UFP Technologies, Inc.(Æ) 5,112 1,349
Ultragenyx Pharmaceutical, Inc.(Æ) 8,925 367
United Therapeutics Corp.(Æ) 1,201 383
Utah Medical Products, Inc. 5,323 356
Vanda Pharmaceuticals, Inc.(Æ) 3,740 21
Vaxcyte , Inc.(Æ) 687 52
Vera Therapeutics, Inc.(Æ) 968 35
Veradigm , Inc.(Æ) 25,943 246
Verve Therapeutics, Inc.(Æ) 2,200 11
Viemed Healthcare, Inc.(Æ) 12,062 79
Viking Therapeutics, Inc.(Æ) 19,257 1,021
Vir Biotechnology, Inc.(Æ) 1,373 12
Viridian Therapeutics, Inc.(Æ) 20,803 271
Xencor , Inc.(Æ) 13,719 260
Xenon Pharmaceuticals, Inc.(Æ) 10,371 404
Zai Lab, Ltd. - ADR(Æ) 11,425 198
Zimvie , Inc.(Æ) 9,913 181
Zymeworks , Inc.(Æ) 4,520 38
34,993
Materials and Processing - 7.7%

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
AAON, Inc. 3,080 269
Acuity Brands, Inc. 1,575 380
Advanced Drainage Systems, Inc. 410 66
AdvanSix , Inc. 21,950 503
Alcoa Corp.(Ð) 6,631 264
Algoma Steel Group, Inc.(Ñ) 29,436 205
Allegheny Technologies, Inc.(Æ) 2,101 116
American Vanguard Corp. 2,130 18
Ardagh Metal Packaging Finance USA LLC
/ Ardagh Metal Packaging Finance PLC 12,781 43
Ashland, Inc. 6,216 587
Aspen Aerogels, Inc.(Æ) 1,875 45
Avient Corp. 10,393 454
AZEK Co., Inc. (The)(Æ) 17,106 721
Balchem Corp. 523 80
Boise Cascade Co. 2,911 347
BrightView Holdings, Inc.(Æ) 6,130 81
Cabot Corp. 1,830 168
Capstone Copper Corp.(Æ) 25,198 179
Codexis , Inc.(Æ) 6,838 21
Commercial Metals Co.(Û) 10,512 578
Constellium SE(Æ) 9,153 172
Crown Holdings, Inc.(Û) 5,145 383
Eagle Materials, Inc.(Û) 394 86
Ecovyst , Inc.(Æ) 22,548 202
ERO Copper Corp.(Æ) 8,289 177
Fabrinet (Æ) 1,310 321
Gauzy, Ltd.(Æ) 3,568 43
Global Industrial Co. 682 21
Haynes International, Inc. 3,505 206
Hecla Mining Co. 16,587 80
Hudson Technologies, Inc.(Æ) 11,366 100
Huntsman Corp.(Û) 19,094 435
Insteel Industries, Inc. 4,832 150
Interface, Inc. Class A 2,741 40
JELD-WEN Holding, Inc.(Æ) 13,099 176
Kaiser Aluminum Corp. 4,960 436
Knife River Corp.(Æ) 643 45
Kronos Worldwide, Inc. 2,004 25
Lennox International, Inc.(Ð) 649 347
Lithium Americas Argentina Corp.(Æ)(Ñ) 29,749 95
Louisiana-Pacific Corp.(Û) 4,633 381
Mativ Holdings, Inc. 30,495 517
Mercer International, Inc.(Ð) 1,000 9
Modine Manufacturing Co.(Æ) 1,872 188
Myers Industries, Inc. 16,751 224
Northwest Pipe Co.(Æ) 5,149 175
O-I Glass, Inc.(Æ) 7,159 80
Olympic Steel, Inc. 3,028 136
Origin Materials, Inc.(Æ) 2,033 2
Orion Engineered Carbons SA 4,138 91
Quaker Chemical Corp. 1,241 211
Ranpak Holdings Corp.(Æ) 30,438 196
Rayonier Advanced Materials, Inc.(Æ) 49,328 268
Resolute Forest Products, Inc.(Æ)(Š) 7,348 10
Rogers Corp.(Æ) 886 107
Rush Enterprises, Inc. Class A 3,972 166
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ScanSource , Inc.(Æ) 580 26
Schnitzer Steel Industries, Inc. Class A 22,385 342
Sealed Air Corp. 9,476 330
Silgan Holdings, Inc. 3,842 163
Simpson Manufacturing Co., Inc. 1,150 194
SiteOne Landscape Supply, Inc.(Æ) 2,484 302
Sonoco Products Co. 5,960 302
SSR Mining, Inc.(Æ) 6,600 30
Stelco Holdings, Inc. 8,767 238
Stepan Co. 10,323 867
Summit Materials, Inc. Class A(Æ) 4,189 153
Sylvamo Corp. 2,076 142
Taseko Mines, Ltd.(Æ) 38,089 93
TimkenSteel Corp.(Æ) 12,170 247
Trinseo PLC 2,016 5
Tronox Holdings PLC Class A 19,667 309
UFP Industries, Inc. 1,572 176
Unifi, Inc.(Æ) 241 1
United States Lime & Minerals, Inc. 186 68
Universal Stainless & Alloy Products, Inc.
(Æ) 1,483 41
VSE Corp. 6,576 580
Worthington Industries, Inc. 2,102 99
Worthington Steel, Inc. 3,799 127
16,261
Producer Durables - 17.0%
Aaron's Co., Inc. (The) 7,676 77
ABM Industries, Inc. 3,459 175
Adient PLC(Æ) 4,534 112
ADT, Inc. 29,813 227
AECOM 4,959 437
AeroVironment , Inc.(Æ) 454 83
AGCO Corp.(Ð) 2,727 267
Alight, Inc. Class A(Æ) 13,739 101
Allied Motion Technologies, Inc. 18,036 456
Allison Transmission Holdings, Inc. Class A 2,756 209
AMN Healthcare Services, Inc.(Æ) 3,246 166
Applied Industrial Technologies, Inc. 981 190
Aqua Metals, Inc.(Æ) 147,091 47
ArcBest Corp. 3,731 399
Arcosa , Inc. 4,758 397
Ardmore Shipping Corp. 23,505 530
Argan , Inc. 5,908 432
Arhaus , Inc. 6,114 104
ASGN, Inc.(Æ) 1,771 156
Astec Industries, Inc. 11,097 329
Babcock & Wilcox Enterprises(Æ) 129,619 188
Badger Meter, Inc. 914 170
Barnes Group, Inc. 20,458 847
Barrett Business Services, Inc. 2,400 79
Blue Bird Corp.(Æ) 7,127 384
Bowlero Corp. Class A(Ñ) 7,943 115
Bowman Consulting Group, Ltd.(Æ) 5,903 188
Casella Waste Systems, Inc. Class A(Æ) 6,183 613
CBIZ, Inc.(Æ) 1,874 139
CECO Environmental Corp.(Æ) 11,563 334

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chart Industries, Inc.(Æ) 531 77
Comfort Systems USA, Inc. 1,058 322
Construction Partners, Inc. Class A(Æ) 885 49
Covenant Logistics Group, Inc. Class A 4,113 203
Cross Country Healthcare, Inc.(Æ) 6,484 90
Deluxe Corp. 32,268 725
DHT Holdings, Inc. 29,102 337
Dycom Industries, Inc.(Æ) 703 119
Embraer SA - ADR(Æ) 10,250 264
Encore Wire Corp. 858 249
EnerSys 5,953 616
Ennis, Inc. 4,049 89
Enviri Corp.(Æ)(Ð) 1,521 13
Esab Corp. 1,650 156
EVERTEC, Inc. 3,058 102
ExlService Holdings, Inc.(Æ) 4,091 128
Exponent, Inc. 1,543 147
Faro Technologies, Inc.(Æ) 1,631 26
Federal Signal Corp. 4,579 383
Flowserve Corp. 11,933 574
Fluor Corp.(Æ) 11,434 498
Flywire Corp.(Æ) 5,643 92
Franklin Electric Co., Inc. 1,402 135
Frontdoor , Inc.(Æ) 2,236 76
Frontier Group Holdings, Inc.(Æ)(Ñ) 25,357 125
Genco Shipping & Trading, Ltd. 8,775 187
Generac Holdings, Inc.(Æ) 769 102
GEO Group, Inc. (The)(Æ) 11,325 163
Granite Construction, Inc. 4,002 248
Green Dot Corp. Class A(Æ) 5,658 53
Heartland Express, Inc. 8,897 110
Heidrick & Struggles International, Inc. 8,824 279
Herc Holdings, Inc. Class W 2,042 272
Hillman Solutions Corp.(Æ) 14,308 127
HNI Corp. 3,475 156
Hub Group, Inc. Class A 3,002 129
Hyster -Yale Materials Handling, Inc. 787 55
I3 Verticals, Inc. Class A(Æ) 38,418 848
ICF International, Inc. 1,329 197
indie Semiconductor, Inc. Class A(Æ) 9,765 60
Insperity , Inc.(Ð) 2,430 222
Integrated Electrical Services, Inc.(Æ) 1,111 155
International Seaways, Inc. 3,643 215
Janus International Group, Inc.(Æ) 7,169 90
Kadant , Inc. 477 140
Kelly Services, Inc. Class A 1,892 40
Kennametal, Inc. 5,108 120
Knight-Swift Transportation Holdings, Inc. 4,475 223
Korn Ferry 2,556 172
Landstar System, Inc.(Û) 1,788 330
Limbach Holdings, Inc.(Æ) 1,974 112
Lindsay Corp. 2,240 275
Loar Holdings, Inc.(Æ) 464 25
Mama's Creations, Inc.(Æ) 35,409 239
Manitowoc Co., Inc. (The)(Æ) 2,252 26
ManpowerGroup , Inc. 2,957 206
Marten Transport, Ltd. 31,324 578
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MasTec , Inc.(Æ) 1,313 140
Matson, Inc. 1,670 219
Mesa Laboratories, Inc. 7,600 659
Mirion Technologies, Inc.(Æ) 15,211 163
Mitek Systems, Inc.(Æ) 45,537 509
Moneylion , Inc.(Æ) 1,667 123
Montrose Environmental Group, Inc.(Æ) 4,249 189
Moog, Inc. Class A 1,383 231
MSA Safety, Inc. 1,011 190
Mueller Industries, Inc. 3,230 184
MYR Group, Inc.(Æ) 737 100
National Research Corp. Class A 1,447 33
NEXTracker , Inc. Class A(Æ)(Ð) 6,659 312
Orion Group Holdings, Inc.(Æ) 38,693 368
Oshkosh Corp. 3,438 372
Paylocity Holding Corp.(Æ) 1,015 134
Payoneer Global, Inc.(Æ) 20,304 112
Paysafe , Ltd.(Æ) 2,520 45
Phinia , Inc. 3,136 123
Powell Industries, Inc.(Ð) 691 99
PROG Holdings, Inc. 9,246 321
Proto Labs, Inc.(Æ) 3,987 123
Radiant Logistics, Inc.(Æ) 33,316 190
Repay Holdings Corp.(Æ) 65,435 691
Resources Connection, Inc. 37,459 414
Robert Half, Inc.(Ð) 5,277 338
RXO, Inc.(Æ) 15,216 398
Ryder System, Inc.(Ð) 2,086 258
Ryerson Holding Corp. 8,160 159
Saia, Inc.(Æ) 1,259 597
Schneider National, Inc. Class B 16,278 393
Scorpio Tankers, Inc. 8,262 672
Scotts Miracle- Gro Co. (The) Class A 5,357 348
SHYFT Group, Inc. (The) 3,520 42
Skyline Champion Corp.(Æ) 9,753 661
Sleep Number Corp.(Æ) 2,812 27
Stagwell , Inc.(Æ) 4,332 29
Star Bulk Carriers Corp. 28,239 688
Steelcase, Inc. Class A 5,170 67
Stericycle, Inc.(Æ) 2,384 139
Sterling Infrastructure, Inc.(Æ) 4,017 475
Stoneridge, Inc.(Æ) 33,029 527
Sun Country Airlines Holdings, Inc.(Æ) 16,375 206
Teekay Tankers, Ltd. Class A 5,662 390
Terex Corp. 3,567 196
Thermon Group Holdings, Inc.(Æ) 5,373 165
Tidewater, Inc.(Æ) 2,341 223
TopBuild Corp.(Æ) 1,051 405
TreeHouse Foods, Inc.(Æ) 4,194 154
TriNet Group, Inc. 2,108 211
TrueBlue , Inc.(Æ) 2,720 28
Tutor Perini Corp.(Æ) 8,944 195
U-Haul Holding Co.(Æ)(Û) 925 57
UniFirst Corp. 566 97
Universal Truckload Services, Inc. 2,609 106
V2X, Inc.(Æ) 4,394 211
Vertiv Holdings Co. Class A 2,162 187

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Watts Water Technologies, Inc. Class A 797 146
Werner Enterprises, Inc. 15,567 558
WESCO International, Inc. 2,016 320
WillScot Mobile Mini Holdings Corp.(Æ) 6,607 249
Xerox Holdings Corp. 9,078 105
XPO, Inc.(Æ) 410 43
ZipRecruiter, Inc. Class A(Æ) 8,199 74
35,888
Technology - 14.4%
8x8, Inc.(Æ) 69,037 153
A10 Networks, Inc. 57,491 796
ACM Research, Inc. Class A(Æ) 9,221 213
Agilysys , Inc.(Æ) 1,396 145
Akamai Technologies, Inc.(Æ) 1,820 52
Alpha & Omega Semiconductor, Ltd.(Æ) 1,380 52
Altair Engineering, Inc. Class A(Æ) 1,643 161
Ambarella , Inc.(Æ) 1,875 101
American Software, Inc. Class A 83,216 760
Amkor Technology, Inc.(Û) 10,759 431
Appfolio , Inc. Class A(Æ) 2,093 512
Arlo Technologies, Inc.(Æ) 9,142 119
Augmedix , Inc.(Æ) 59,496 52
AvePoint , Inc.(Æ) 25,825 269
Axcelis Technologies, Inc.(Æ) 1,315 187
Bandwidth, Inc. Class A(Æ)(Ð) 1,902 32
BigCommerce Holdings, Inc.(Æ) 7,580 61
Box, Inc. Class A(Æ) 11,586 306
Calix, Inc.(Æ) 5,313 188
Cargurus , Inc.(Æ) 3,888 102
Cars.com, Inc.(Æ) 14,061 277
Cirrus Logic, Inc.(Æ) 3,547 453
Cohu , Inc.(Æ) 3,990 132
CommScope Holding Co., Inc.(Æ) 32,609 40
CommVault Systems, Inc.(Æ) 2,545 309
Conduent , Inc. Class A(Æ)(Ð) 8,775 259
Consensus Cloud Solutions, Inc. Class
W(Æ) 5,837 100
Couchbase , Inc.(Æ) 2,306 42
Credo Technology Group Holding, Ltd.(Æ) 2,651 85
CSG Systems International, Inc. 1,810 75
CyberArk Software, Ltd.(Æ) 158 43
Descartes Systems Group, Inc. (The)(Æ) 1,677 162
DigitalBridge Group, Inc. 6,583 90
DigitalOcean Holdings, Inc.(Æ)(Ð) 4,462 155
Diodes, Inc.(Æ) 1,625 117
DocuSign, Inc.(Æ)(Ð) 376 20
Domo, Inc. Class B(Æ)(Ð) 4,272 33
Donnelley Financial Solutions, Inc.(Æ) 626 37
DoubleVerify Holdings, Inc.(Æ) 15,199 296
Dropbox, Inc. Class A(Æ)(Ð) 14,574 327
DXC Technology Co.(Æ) 13,508 258
EPAM Systems, Inc.(Æ) 137 26
ePlus , Inc.(Æ) 2,237 165
Eventbrite, Inc. Class A(Æ)(Ð) 8,469 41
EverQuote , Inc. Class A(Æ) 11,985 250
Expensify, Inc. Class A(Æ) 1,326 2
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Extreme Networks, Inc.(Æ) 2,897 39
FormFactor , Inc.(Æ) 6,609 400
Gitlab , Inc. Class A(Æ) 4,052 201
Guidewire Software, Inc.(Æ) 6,446 889
Harmonic, Inc.(Æ) 15,494 182
IDT Corp. Class B 3,897 140
Immersion Corp. 18,876 178
Insight Enterprises, Inc.(Æ) 840 167
Integral Ad Science Holding LLC(Æ) 8,822 86
Kaltura , Inc.(Æ) 203,075 244
KBR, Inc. 9,935 637
Kulicke & Soffa Industries, Inc. 7,520 370
Kyndryl Holdings, Inc.(Æ) 16,202 426
Lyft, Inc. Class A(Æ)(Ð)(Û) 17,574 248
MACOM Technology Solutions Holdings,
Inc.(Æ) 2,622 292
Manhattan Associates, Inc.(Æ) 363 90
Maplebear , Inc.(Æ)(Û) 6,407 206
MaxLinear , Inc. Class A(Æ) 7,723 156
MediaAlpha , Inc. Class A(Æ) 1,436 19
MeridianLink , Inc.(Æ) 2,468 53
MicroStrategy , Inc. Class A(Æ)(Ñ) 257 354
NAPCO Security Technologies, Inc. 8,192 426
NCR Atleos Corp.(Æ) 2,980 81
NETGEAR, Inc.(Æ) 2,384 36
nLight , Inc.(Æ) 5,912 65
Novanta , Inc.(Æ) 893 146
Nutanix , Inc. Class A(Æ) 11,107 631
NVE Corp. 3,687 275
Olo , Inc. Class A(Æ) 6,500 29
ON24, Inc.(Æ) 24,434 147
OneSpan , Inc.(Æ) 11,433 147
Onto Innovation, Inc.(Æ) 2,211 485
Ooma , Inc.(Æ) 19,881 197
Opendoor Technologies, Inc.(Æ) 6,418 12
Outset Medical, Inc.(Æ)(Ð) 4,332 17
Parsons Corp.(Æ) 915 75
Paycom Software, Inc.(Ð) 188 27
PDF Solutions, Inc.(Æ) 25,950 944
Pegasystems , Inc. 6,852 415
Perficient , Inc.(Æ) 1,928 144
Photronics , Inc.(Æ) 6,694 165
Planet Labs PBC(Æ)(Ð) 3,381 6
PlayAGS , Inc.(Æ) 27,886 321
Playtika Holding Corp. 4,128 32
Power Integrations, Inc. 1,732 122
Powerfleet , Inc.(Æ) 29,102 133
Preformed Line Products Co. 447 56
Procore Technologies, Inc.(Æ) 5,010 332
Progress Software Corp. 1,588 86
Pros Holdings, Inc.(Æ) 8,354 239
PubMatic, Inc. Class A(Æ) 5,361 109
Pure Storage, Inc. Class A(Æ)(Û) 3,615 232
Qualys , Inc.(Æ) 3,437 490
RADCOM, Ltd.(Æ) 10,957 102
Rambus, Inc.(Æ) 2,964 174
Ribbon Communications, Inc.(Æ) 4,404 14

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
RingCentral, Inc. Class A(Æ) 5,605 158
Roku, Inc.(Æ)(Ð) 3,316 199
Sanmina Corp.(Æ) 2,005 133
Sapiens International Corp. NV 2,165 73
SecureWorks Corp. Class A(Æ) 914 6
Semtech Corp.(Æ) 1,402 42
SentinelOne , Inc. Class A(Æ)(Ð) 11,732 247
Shutterstock , Inc. 1,286 50
Silicon Laboratories, Inc.(Æ) 2,497 276
Silicon Motion Technology Corp. - ADR 1,292 105
Silvaco Group, Inc.(Æ) 9,685 174
SimilarWeb , Ltd.(Æ) 10,578 82
Simulations Plus, Inc. 19,503 948
SMART Global Holdings, Inc.(Æ) 11,934 273
Smartsheet , Inc. Class A(Æ) 7,768 342
Sonos , Inc.(Æ) 16,358 241
Sprout Social, Inc. Class A(Æ) 2,173 78
SPS Commerce, Inc.(Æ) 900 169
Super Micro Computer, Inc.(Æ) 1,468 1,203
Synaptics , Inc.(Æ) 1,460 129
Telos Corp.(Æ) 3,228 13
Tenable Holdings, Inc.(Æ) 4,623 201
Teradata Corp.(Æ) 8,581 297
Tower Semiconductor, Ltd.(Æ) 7,686 302
TrueCar , Inc.(Æ) 56,670 177
TTM Technologies, Inc.(Æ) 8,022 156
Unisys Corp.(Æ) 5,413 22
Upland Software, Inc.(Æ) 1,000 3
Varonis Systems, Inc.(Æ) 7,649 367
Veeco Instruments, Inc.(Æ) 2,091 98
Verint Systems, Inc.(Æ) 6,463 208
Viavi Solutions, Inc. Class W(Æ) 16,274 112
Vimeo, Inc.(Æ) 83,251 311
Vishay Intertechnology , Inc. 28,724 641
Vivid Seats, Inc. Class A(Æ) 16,577 95
VTEX Class A(Æ) 33,413 243
Weave Communications, Inc.(Æ) 1,728 16
Wix.com, Ltd.(Æ) 305 49
WNS Holdings, Ltd.(Æ) 9,380 492
Workiva , Inc.(Æ) 4,737 346
Xperi , Inc.(Æ) 3,580 29
Yelp, Inc. Class A(Æ) 3,214 119
Yext , Inc.(Æ)(Ð) 7,780 42
Zeta Global Holdings Corp. Class A(Æ) 17,874 315
30,357
Utilities - 4.9%
Allete , Inc. 4,748 296
APA Corp. 6,459 190
Artesian Resources Corp. Class A(Ñ) 10,893 383
Avista Corp. 2,406 83
Brookfield Infrastructure Corp. Class A 1,615 54
California Resources Corp. 4,861 259
California Water Service Group 5,475 265
Chord Energy Corp. 798 134
Civitas Resources, Inc. 3,317 229
CNX Resources Corp.(Æ) 5,794 141
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Evolution Petroleum Corp. 65,819 347
Excelerate Energy, Inc. Class A 19,516 360
Genie Energy, Ltd. Class B 6,180 90
Golar LNG, Ltd. 5,050 158
Gulfport Energy Corp.(Æ) 720 109
IDACORP, Inc. 4,295 400
Iridium Communications, Inc. 6,500 173
Kosmos Energy, Ltd.(Æ) 60,657 336
Magnolia Oil & Gas Corp. Class A 28,657 726
New Jersey Resources Corp. 2,126 91
Northern Oil and Gas, Inc. 4,080 152
NorthWestern Corp. 1,849 93
NRG Energy, Inc.(Û) 7,892 614
ONE Gas, Inc. 1,467 94
Permian Resources Corp. 54,776 885
Pinnacle West Capital Corp.(Û) 998 76
Portland General Electric Co. 8,709 377
RGC Resources, Inc. 5,423 111
SandRidge Energy, Inc. 11,827 153
Saturn Oil & Gas, Inc.(Æ) 114,385 223
SilverBow Resources, Inc.(Æ) 13,607 515
Southwest Gas Holdings, Inc. 1,746 123
Spire, Inc. 4,023 244
Talos Energy, Inc.(Æ) 15,739 191
UGI Corp. 3,244 74
Unitil Corp. 9,843 510
Vistra Corp.(Û) 5,634 484
York Water Co. (The) 13,413 498
10,241
Total Common Stocks
(cost $183,694) 208,741
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 8,095,644 (∞) 8,093
Total Short-Term Investments
(cost $8,093) 8,093
Other Securities - 1.0%
U.S. Cash Collateral Fund(@)(×) 2,034,945 (∞)
2,035
Total Other Securities
(cost $2,035) 2,035
Total Investments - 103.8%
(identified cost $193,822) 218,869
Securities Sold Short - (4.5)%
Consumer Discretionary - (0.5)%
Advanced Energy Industries, Inc. (1,288) (140)
Akoustis Technologies, Inc.(Æ) (6,397) (1)
Altice USA, Inc. Class A(Æ) (7,583) (16)
AMMO, Inc.(Æ) (1,052) (2)
Boston Omaha Corp. Class A(Æ) (1,420) (19)
Churchill Downs, Inc. (1,216) (170)
Clarus Corp. (101) (1)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ethan Allen Interiors, Inc. (1,371) (38)
EW Scripps Co. (The) Class A(Æ) (4,600) (14)
FirstCash Holdings, Inc. (1,045) (110)
Full House Resorts, Inc.(Æ) (855) (4)
Gannett Co., Inc.(Æ) (2,700) (12)
GrowGeneration Corp.(Æ) (400) (1)
Joby Aviation, Inc.(Æ) (11,274) (58)
Kura Sushi USA, Inc. Class A(Æ) (178) (11)
Leslie's, Inc.(Æ) (6,511) (27)
Lithia Motors, Inc. Class A (461) (116)
Skillsoft Corp.(Æ) (180) (3)
Topgolf Callaway Brands Corp.(Æ) (7,566) (116)
VF Corp. (11,345) (153)
Ziff Davis, Inc.(Æ) (278) (15)
(1,027)
Consumer Staples - (0.1)%
Alico , Inc. (620) (16)
B&G Foods, Inc. Class A (754) (6)
Krispy Kreme, Inc. (3,350) (36)
MGP Ingredients, Inc. (1,017) (76)
WD-40 Co. (373) (82)
Westrock Coffee Co.(Æ) (2,074) (21)
(237)
Energy - (0.3)%
Ameresco , Inc. Class A(Æ) (1,494) (43)
Cleanspark , Inc.(Æ) (419) (7)
Core Laboratories, Inc. (2,334) (47)
Energy Vault Holdings, Inc.(Æ) (4,000) (4)
Patterson-UTI Energy, Inc. (14,326) (148)
Ring Energy, Inc.(Æ) (5,809) (10)
Shoals Technologies Group, Inc. Class A(Æ) (6,426) (40)
Sitio Royalties Corp. Class A (2,456) (58)
Sunnova Energy International, Inc.(Æ) (5,842) (33)
Sunrun , Inc.(Æ) (7,765) (92)
TPI Composites, Inc.(Æ) (1,000) (4)
Uranium Energy Corp.(Æ) (16,222) (97)
(583)
Financial Services - (0.7)%
AGNC Investment Corp.(Ñ)(ö) (1,733) (17)
Applied Digital Corp.(Æ) (2,869) (17)
ARMOUR Residential REIT, Inc.(ö) (4,456) (86)
BGC Group, Inc. Class A (9,039) (75)
Capitol Federal Financial, Inc. (8,021) (44)
City Holding Co. (211) (22)
Cohen & Steers, Inc. (1,321) (96)
Columbia Financial, Inc.(Æ) (371) (6)
Distribution Solutions Group, Inc.(Æ) (938) (28)
Dynex Capital, Inc.(ö) (5,773) (69)
European Wax Center, Inc. Class A(Æ) (1,372) (14)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Financial Bankshares , Inc. (2,529) (75)
Franklin BSP Realty Trust, Inc.(ö) (2,527) (32)
Glacier Bancorp, Inc. (4,555) (170)
Global Net Lease, Inc.(ö) (11,495) (85)
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. (4,331) (128)
Healthcare Realty Trust, Inc.(ö) (9,552) (157)
Lakeland Financial Corp. (1,150) (71)
MBIA, Inc. (1,900) (10)
Office Properties Income Trust(ö) (5,400) (11)
Old National Bancorp (2,206) (38)
Park National Corp. (356) (51)
Ready Capital Corp.(ö) (6,989) (57)
ServisFirst Bancshares, Inc. (1,741) (110)
Shore Bancshares, Inc. (716) (8)
Stock Yards Bancorp, Inc. (711) (35)
(1,512)
Health Care - (1.1)%
Acadia Healthcare Co., Inc.(Æ) (2,102) (142)
AdaptHealth Corp.(Æ) (4,843) (48)
Agenus, Inc.(Æ) (1,404) (23)
Alignment Healthcare, Inc.(Æ) (3,900) (30)
Avid Bioservices , Inc.(Æ) (4,076) (29)
Bio- Techne Corp. (2,130) (153)
BridgeBio Pharma, Inc.(Æ) (2,829) (72)
ClearPoint Neuro, Inc.(Æ) (537) (3)
CorMedix , Inc.(Æ) (1,400) (6)
Crinetics Pharmaceuticals, Inc.(Æ) (2,359) (106)
Cue Biopharma, Inc.(Æ) (1,000) (1)
Cytokinetics, Inc.(Æ) (34) (2)
EyePoint Pharmaceuticals, Inc.(Æ) (1,495) (13)
Geron Corp.(Æ) (22,846) (97)
Globus Medical, Inc. Class A(Æ) (3,125) (214)
ICU Medical, Inc.(Æ) (792) (94)
Ideaya Biosciences, Inc.(Æ) (298) (10)
Inovio Pharmaceuticals, Inc.(Æ) (787) (6)
Joint Corp. (The)(Æ) (1,130) (16)
Kura Oncology, Inc.(Æ) (2,312) (48)
Lexicon Pharmaceuticals, Inc.(Æ) (4,973) (8)
Lineage Cell Therapeutics, Inc.(Æ) (3,800) (4)
Neogen Corp.(Æ) (7,919) (124)
OrthoPediatrics Corp.(Æ) (1,176) (34)
Pliant Therapeutics, Inc.(Æ) (184) (2)
RadNet , Inc.(Æ) (2,419) (143)
Recursion Pharmaceuticals, Inc. Class A(Æ) (1,805) (14)
Repligen Corp.(Æ) (1,060) (134)
Rocket Pharmaceuticals, Inc.(Æ) (2,270) (49)
Surgery Partners, Inc.(Æ) (2,285) (54)
Syndax Pharmaceuticals, Inc.(Æ) (2,182) (45)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tango Therapeutics, Inc.(Æ) (1,551) (13)
TransMedics Group, Inc.(Æ) (721) (109)
US Physical Therapy, Inc. (670) (62)
Vaxcyte , Inc.(Æ) (2,573) (194)
Veracyte , Inc.(Æ) (5,883) (127)
(2,229)
Materials and Processing - (0.2)%
5E Advanced Materials, Inc.(Æ) (1,601) (2)
AAON, Inc. (1,737) (151)
Aspen Aerogels, Inc.(Æ) (3,160) (75)
Compass Minerals International, Inc. (2,502) (26)
Ivanhoe Electric, Inc.(Æ) (3,069) (29)
Mativ Holdings, Inc. (2,238) (38)
VSE Corp. (580) (51)
(372)
Producer Durables - (0.5)%
AeroVironment , Inc.(Æ) (810) (147)
Badger Meter, Inc. (814) (152)
Casella Waste Systems, Inc. Class A(Æ) (1,741) (173)
Clean Energy Fuels Corp.(Æ) (7,974) (21)
Deluxe Corp. (1,500) (34)
FiscalNote Holdings, Inc.(Æ) (4,200) (6)
Forward Air Corp. (3,626) (69)
Great Lakes Dredge & Dock Corp.(Æ) (300) (3)
Itron , Inc.(Æ) (1,373) (136)
Kadant , Inc. (481) (141)
Kratos Defense & Security Solutions, Inc.
(Æ) (1,000) (20)
LanzaTech Global, Inc.(Æ) (1,188) (2)
MultiPlan Corp.(Æ) (11,950) (5)
National CineMedia , Inc.(Æ) (534) (2)
SES AI Corp.(Æ) (1,400) (2)
Workhorse Group, Inc.(Æ) (367) (1)
Zurn Elkay Water Solutions Corp. (3,620) (106)
(1,020)
Technology - (0.9)%
Aehr Test Systems(Æ) (164) (2)
Atomera , Inc.(Æ) (1,311) (5)
Cars.com, Inc.(Æ) (1,820) (36)
Clearfield, Inc.(Æ) (1,170) (45)
Coherent Corp.(Æ) (1,701) (123)
Digi International, Inc.(Æ) (1,276) (29)
Digimarc Corp.(Æ) (873) (27)
EchoStar Corp. Class A(Æ) (5,509) (98)
Envestnet , Inc.(Æ) (2,021) (126)
Frontier Communications Parent, Inc.(Æ) (8,350) (219)
Gen Digital, Inc. (8,049) (201)
MACOM Technology Solutions Holdings,
Inc.(Æ) (1,509) (168)
MKS Instruments, Inc. (443) (58)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Navitas Semiconductor Corp.(Æ) (4,212) (16)
NextNav , Inc.(Æ) (2,677) (22)
Onto Innovation, Inc.(Æ) (890) (195)
PAR Technology Corp.(Æ) (2,074) (98)
PTC, Inc.(Æ) (912) (166)
Veeco Instruments, Inc.(Æ) (2,017) (94)
Vertex, Inc. Class A(Æ) (377) (14)
ViaSat , Inc.(Æ) (75) (1)
Vishay Intertechnology , Inc. (5,704) (127)
Wolfspeed , Inc.(Æ) (5,528) (126)
(1,996)
Utilities - (0.2)%
Civitas Resources, Inc. (651) (45)
Cogent Communications Holdings, Inc. (2,033) (115)
Lumen Technologies, Inc.(Æ) (50,045) (55)
MGE Energy, Inc. (1,698) (127)
New Fortress Energy, Inc. (2,554) (56)
NextDecade Corp.(Æ) (2,654) (21)
(419)
Total Securities Sold Short
(proceeds $8,912) (9,395)
Other Assets and Liabilities,
Net - 0.7%
1,472
Net Assets - 100.0%
210,946

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
30 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.0%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145 —
—
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 111 USD 11,461 09/24 89
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 89
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada CAD 50 USD 36 07/02/24 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts —
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 23,533 $ — $ —
$ —
$ 23,533 11.2
Consumer Staples 6,161 — —
—
6,161 2.9
Energy 10,024 — —
—
10,024 4.7
Financial Services 41,283 — —
—
41,283 19.6
Health Care 34,978 — 15
—
34,993 16.6
Materials and Processing 16,251 — 10
—
16,261 7.7
Producer Durables 35,888 — —
—
35,888 17.0
Technology 30,357 — —
—
30,357 14.4
Utilities 10,241 — —
—
10,241 4.9
Short-Term Investments — — — 8,093 8,093 3.8
Other Securities — — — 2,035 2,035 1.0
Total Investments 208,716 — 25 10,128 218,869 103.8
Securities Sold Short
***
(9,395) — — — (9,395) (4.5)
Other Assets and Liabilities, Net
0.7
100.0

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 31
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 89 — — — 89 —
*
Total Other Financial Instruments
**
$ 89 $ — $ — $ — $ 89
* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2024, if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
32 U.S. Small Cap Equity Fund
Russell Investment Funds
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — June 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 89
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 422
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (550)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 33
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,942 $ — $ 1,942
Total Financial and Derivative Assets
1,942 — 1,942
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 1,942 $ — $ 1,942
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received
∆
Net Amount
Bank of America
$ 17 $ — $ 17 $ —
Bank of Montreal
34 — 34 —
Bank of Nova Scotia
176 — 176 —
Barclays
308 — 308 —
Citigroup
448 — 448 —
Fidelity
108 — 108 —
Goldman Sachs
87 — 87 —
HSBC
177 — 177 —
Morgan Stanley
157 — 157 —
Societe Generale
373 — 373 —
Wells Fargo
57 — 57 —
Total
$ 1,942 $ — $ 1,942 $ —

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
34 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 9,395 $ — $ 9,395
Total Financial and Derivative Liabilities
9,395 — 9,395
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 9,395 $ — $ 9,395
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged
∆
Net Amount
State Street $ 9,395 $ — $ 9,395 $ —
Total
$ 9,395 $ — $ 9,395 $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
∆       Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 35
Statement of Assets and Liabilities — June 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 193,822
Investments, at fair value(*)(>) ....................................................................................................................................................
218,869
Foreign currency holdings( ∆ ) ...................................................................................................................................................... 31
Receivables:
Dividends and interest ...................................................................................................................................................... 130
Dividends from affiliated funds ....................................................................................................................................... 37
Investments sold ............................................................................................................................................................... 3,630
Fund shares sold ............................................................................................................................................................... 3,506
From broker(a) ................................................................................................................................................................. 412
Variation margin on futures contracts .............................................................................................................................. 89
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
226,705
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 1
Investments purchased ..................................................................................................................................................... 377
Fund shares redeemed ...................................................................................................................................................... 3,717
Accrued fees to affiliates .................................................................................................................................................. 161
Other accrued expenses .................................................................................................................................................... 73
Securities sold short, at fair value(‡) ........................................................................................................................................... 9,395
Payable upon return of securities loaned ..................................................................................................................................... 2,035
Total liabilities ...........................................................................................................................................................
15,759
Net Assets ...............................................................................................................................................................
$ 210,946

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
36 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities, continued — June 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 26,462
Shares of beneficial interest .........................................................................................................................................................
148
Additional paid-in capital ............................................................................................................................................................
184,336
Net Assets ...............................................................................................................................................................
$ 210,946
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 14.24
Net assets ............................................................................................................................................................................. $ 210,945,554
Shares outstanding ($.01 par value) ..................................................................................................................................... 14,808,629
Amounts in thousands
( ∆ )     Foreign currency holdings - cost $ 31
(*)     Securities on loan included in investments $ 1,942
(‡)     Proceeds on securities sold short $ 8,912
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 10,128
(a)   Receivable from Broker for Futures $ 412
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 37
Statement of Operations — For the Period Ended June 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,610
Dividends from affiliated funds ....................................................................................................................................... 238
Interest .............................................................................................................................................................................. 17
Securities lending income (net) ....................................................................................................................................... 14
Total investment income ..............................................................................................................................................................
1,879
Expenses
Advisory fees ................................................................................................................................................................... 956
Administrative fees .......................................................................................................................................................... 53
Custodian fees .................................................................................................................................................................. 46
Transfer agent fees .......................................................................................................................................................... 5
Professional fees .............................................................................................................................................................. 35
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ..................................................................................................................................................................... 12
Dividends from securities sold short ................................................................................................................................ 74
Interest expense paid on securities sold short .................................................................................................................. 41
Miscellaneous .................................................................................................................................................................. 10
Expenses before reductions .............................................................................................................................................. 1,237
Expense reductions .......................................................................................................................................................... (38)
Net expenses ................................................................................................................................................................................
1,199
Net investment income (loss) .......................................................................................................................................................
680
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 7,708
Futures contracts .............................................................................................................................................................. 422
Securities sold short ......................................................................................................................................................... (194)
Foreign currency-related transactions .............................................................................................................................. (1)
Net realized gain (loss) ................................................................................................................................................................
7,935
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (2,801)
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (550)
Securities sold short ......................................................................................................................................................... 15
Net change in unrealized appreciation (depreciation) ................................................................................................................. (3,335)
Net realized and unrealized gain (loss) ........................................................................................................................................ 4,600
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 5,280

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
38 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2024
(Unaudited)
Fiscal Year Ended
December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 680 $ 1,441
Net realized gain (loss) ....................................................................................................................... 7,935 5,918
Net change in unrealized appreciation (depreciation) ........................................................................ (3,335) 19,378
Net increase (decrease) in net assets from operations .............................................................................. 5,280 26,737
Distributions
To shareholders ................................................................................................................................... (2,849) (2,804)
Net decrease in net assets from distributions ............................................................................................ (2,849) (2,804)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (7,364) (14,216)
Total Net Increase (Decrease) in Net Assets ........................................................................
(4,933) 9,717
Net Assets
Beginning of period .................................................................................................................................. 215,879 206,162
End of period .............................................................................................................................................
$ 210,946 $ 215,879
* Share transaction amounts (in thousands) for the periods ended June 30, 2024 and December 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 206 $ 2,932 586 $ 7,441
Proceeds from reinvestment of distributions 203 2,849 208 2,804
Payments for shares redeemed (928) (13,145) (1,878) (24,461)
Total increase (decrease)
(519) $ (7,364) (1,084) $ (14,216)

Russell Investment Funds
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
40 U.S. Small Cap Equity Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2024 ( ƣ ) 14.08 .05 .30 .35 (.02) (.17)
December 31, 2023 12.56 .09 1.61 1.70 (.09) (.09)
December 31, 2022 15.27 .05 (2.46) (2.41) (.03) (.27)
December 31, 2021 15.75 .01 3.92 3.93 (.04) (4.37)
December 31, 2020 14.30 .02 1.75 1.77 (.01) (.31)
December 31, 2019 11.86 .05 2.68 2.73 (.07) (.22)

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 41
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ) (∆)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.19) 14.24 2.49 210,946 1.17 1.13 .64 33
(.18) 14.08 13.61 215,879 1.17 1.13 .70 87
(.30) 12.56 (15.96) 206,162 1.15 1.12 .40 101
(4.41) 15.27 25.79 257,553 1.14 1.13 .05 114
(.32) 15.75 12.70 236,264 1.25 1.25 .12 125
(.29) 14.30 23.07 227,899 1.19 1.19 .34 127

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
42 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 150,002
Administrative fees 8,638
Transfer agent fees 760
Trustee fees 1,539
$ 160,939
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 9,962 $ 27,231 $ 29,101 $ — $ 1 $ 8,093 $ 238 $ —
U.S. Cash Collateral Fund 3,175 18,254 19,394 — — 2,035 104 —
$ 13,137 $ 45,485 $ 48,495 $ — $ 1 $ 10,128 $ 342 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 190,503,660 $ 34,984,858 $ (15,925,983) $ 19,058,875

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.7%
Australia - 1.9%
Aristocrat Leisure, Ltd. 3,255 107
ASX, Ltd. - ADR 2,670 107
Australia & New Zealand Banking
Group, Ltd. - ADR 4,869 92
BHP Group, Ltd. - ADR 43,882 1,257
Brambles, Ltd. 12,115 118
Coles Group, Ltd. 10,103 115
Commonwealth Bank of Australia
- ADR 3,378 287
Fortescue Metals Group, Ltd. 16,319 233
Glencore PLC 124,444 710
Independence Group NL 8,791 33
Insurance Australia Group, Ltd. 93,947 447
Medibank Pvt , Ltd. 36,191 90
National Australia Bank, Ltd. - ADR 4,097 99
Northern Star Resources, Ltd. 10,952 94
QBE Insurance Group, Ltd. 56,604 656
Rio Tinto PLC 9,685 637
Rio Tinto, Ltd. - ADR 1,154 92
Telstra Group, Ltd. 179,403 432
Wesfarmers, Ltd. 3,132 136
Woodside Energy Group, Ltd. 36,570 690
6,432
Austria - 0.7%
ams AG(Æ) 94,328 129
Erste Group Bank AG 34,775 1,647
Mondi PLC 38,140 733
2,509
Belgium - 0.2%
Ageas SA 10,110 462
Proximus SADP 21,425 170
632
Brazil - 0.8%
Ambev SA(Æ) 453,925 927
Atacadao SA(Æ) 106,481 172
Banco Bradesco SA - ADR 192,385 431
Banco do Brasil SA 42,154 201
Caixa Seguridade Participacoes S/A 16,561 42
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 22,733 305
Lojas Renner SA(Æ) 107,934 241
Telefonica Brasil SA(Æ) 49,774 404
Ultrapar Participacoes SA 24,697 95
2,818
Burkina Faso - 0.1%
Endeavour Mining PLC 8,315 176
Canada - 4.7%
Alimentation Couche-Tard, Inc. 2,589 145
ARC Resources, Ltd. 14,524 259
Bank of Montreal 995 84
Bank of Nova Scotia (The) 2,326 106
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Barrick Gold Corp. 27,207 454
Canadian Imperial Bank of Commerce 2,428 115
Canadian National Railway Co. 16,975 2,006
Canadian Natural Resources, Ltd. 6,566 234
Canadian Pacific Kansas City, Ltd. 1,090 86
CCL Industries, Inc. Class B 2,111 111
Cenovus Energy, Inc. 7,657 151
CGI Group, Inc.(Æ) 1,155 115
Constellation Software, Inc. 82 236
Dollarama , Inc. 9,740 889
Enbridge, Inc. 4,216 150
Fairfax Financial Holdings, Ltd. 253 288
Great-West Lifeco , Inc. 13,568 396
iA Financial Corp., Inc. 3,847 242
Imperial Oil, Ltd. 1,855 126
Intact Financial Corp. 883 147
Kinross Gold Corp. 14,736 123
Loblaw Cos., Ltd. 984 114
Magna International, Inc. Class A 24,520 1,028
Manulife Financial Corp. 44,674 1,190
Metro, Inc. Class A 960 53
National Bank of Canada 9,773 775
Nutrien , Ltd. 2,561 130
Royal Bank of Canada - GDR 13,709 1,460
Shopify, Inc. Class A(Æ) 15,497 1,024
Stantec , Inc. 10,477 877
Sun Life Financial, Inc. 16,693 819
Suncor Energy, Inc. 5,749 219
Teck Resources, Ltd. Class B 2,025 97
TELUS Corp. 3,860 58
TFI International, Inc. 924 134
Thomson Reuters Corp. 371 63
Toronto-Dominion Bank (The) 18,354 1,009
Tourmaline Oil Corp. 13,997 635
West Fraser Timber Co., Ltd. 968 74
16,222
China - 2.4%
Alibaba Group Holding, Ltd. 141,414 1,271
Baidu, Inc. Class A(Æ) 21,950 238
BOC Hong Kong Holdings, Ltd. 26,000 80
China Merchants Bank Co., Ltd. Class
H 67,000 304
China Overseas Land & Investment,
Ltd. 273,000 473
Dongfeng Motor Group Co., Ltd. Class
H(Æ) 218,000 62
H World Group, Ltd. - ADR 14,006 467
Haier Smart Home Co., Ltd. Class H 147,800 494
Lenovo Group, Ltd. 482,000 680
Tencent Holdings, Ltd. 83,984 3,986
Weichai Power Co., Ltd. Class H 162,000 310
Wilmar International, Ltd. 19,000 43
8,408
Denmark - 2.6%
AP Moller - Maersk A/S Class B 49 85

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
44 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Coloplast A/S Class B 619 74
Danske Bank A/S 28,337 843
DSV A/S 3,548 543
Genmab A/S(Æ) 283 71
Novo Nordisk A/S Class B 45,862 6,552
Novozymes A/S Class B 589 36
Svitzer A/S(Æ) 98 4
Tryg A/S 3,314 72
Vestas Wind Systems A/S(Æ) 27,503 635
8,915
Finland - 1.0%
Elisa OYJ 6,549 300
Nokia OYJ 474,358 1,805
Nordea Bank Abp 6,897 82
Sampo OYJ Class A 7,597 326
UPM- Kymmene OYJ 21,817 761
3,274
France - 8.3%
Accor SA 44,280 1,826
Air Liquide SA Class A 1,689 291
Airbus Group SE 8,504 1,173
Amundi SA(Ñ)(Þ) 14,487 930
AXA SA 28,216 929
BNP Paribas SA 11,838 759
Bureau Veritas SA 36,735 1,014
Capgemini SE 3,684 730
Carrefour SA 30,855 436
Cie de Saint-Gobain SA 8,705 674
Danone SA 5,661 345
Dassault Aviation SA 3,042 551
Dassault Systemes SE 2,279 86
Edenred SE 1,731 73
Eiffage SA 915 84
Engie SA 53,357 760
EssilorLuxottica SA 568 122
Eurazeo SE 1,650 132
Hermes International 83 191
Kering 238 86
Legrand SA - ADR 1,065 106
L'Oreal SA 3,601 1,583
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,452 2,651
Michelin (CGDE) 42,172 1,627
Orange SA - ADR 56,519 566
Pernod Ricard SA 7,675 1,044
Publicis Groupe SA - ADR 6,189 656
Renault SA 8,895 454
Rexel SA Class H 50,636 1,303
Safran SA 3,298 694
Sartorius Stedim Biotech 11,747 1,919
Societe Generale SA 28,063 655
Teleperformance - GDR 14,495 1,520
Thales SA 1,678 270
TotalEnergies SE 27,622 1,841
Valeo SE 19,170 205
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vinci SA 3,135 330
28,616
Germany - 6.5%
adidas AG 3,975 949
Allianz SE 1,645 457
BASF SE 41,475 2,004
Bayer AG 41,691 1,179
Beiersdorf AG 941 137
Brenntag SE 6,628 447
Commerzbank AG 7,694 117
Continental AG 13,877 786
Covestro AG(Æ)(Þ) 16,298 955
Daimler Truck Holding AG 49,596 1,973
Deutsche Boerse AG 12,721 2,600
Deutsche Post AG 2,236 90
Deutsche Telekom AG 13,170 331
E.ON SE 8,607 113
Evonik Industries AG 49,931 1,018
Fresenius Medical Care AG & Co.
KGaA 22,615 865
Fresenius SE & Co. KGaA (Æ) 17,631 526
GEA Group AG 6,603 275
Hannover Rueck SE 3,054 774
Heidelberg Materials AG 9,184 952
Infineon Technologies AG - ADR 22,256 818
Mercedes-Benz Group AG 11,499 795
Merck KGaA 489 81
Muenchener Rueckversicherungs-
Gesellschaft AG 2,146 1,073
Rheinmetall AG 1,677 853
SAP SE - ADR 8,068 1,638
Siemens AG 2,213 412
Symrise AG 870 107
Talanx AG 1,383 110
22,435
Hong Kong - 2.0%
AIA Group, Ltd. 362,339 2,457
CK Asset Holdings, Ltd. 103,049 386
CK Hutchison Holdings, Ltd. Class B 87,313 418
CLP Holdings, Ltd. 60,000 485
Hang Seng Bank, Ltd. 36,700 470
Hong Kong & China Gas Co., Ltd. 110,000 84
Hong Kong Exchanges & Clearing, Ltd. 5,600 178
MTR Corp., Ltd. 55,000 174
Power Assets Holdings, Ltd. 82,000 441
Prudential PLC 55,590 504
Sino Land Co., Ltd. 56,000 58
Techtronic Industries Co., Ltd. 90,771 1,036
WH Group, Ltd.(Þ) 402,000 264
6,955
Hungary - 0.1%
OTP Bank PLC 5,799 288
India - 1.4%
Axis Bank, Ltd. - GDR(Þ) 7,964 605

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HDFC Bank, Ltd. - ADR 38,317 2,465
Larsen & Toubro, Ltd. - GDR(Þ) 17,257 732
MakeMyTrip , Ltd.(Æ) 12,333 1,037
4,839
Indonesia - 0.1%
Bank Rakyat Indonesia Persero Tbk PT 1,143,500 319
Ireland - 1.5%
AIB Group PLC 74,276 391
Bank of Ireland Group PLC 150,583 1,569
Flutter Entertainment PLC(Æ) 5,620 1,020
Kerry Group PLC Class A 14,701 1,190
Kingspan Group PLC 1,032 87
Ryanair Holdings PLC - ADR 6,847 797
Smurfit Kappa Group PLC 2,179 97
5,151
Israel - 0.1%
Bank Hapoalim BM 10,568 93
Bank Leumi Le-Israel BM 12,839 105
Check Point Software Technologies,
Ltd.(Æ) 1,026 169
Nice, Ltd.(Æ) 547 95
462
Italy - 2.7%
Assicurazioni Generali SpA 6,169 153
BPER Banca 111,420 565
Coca-Cola HBC AG - ADR(Æ) 2,806 95
Davide Campari-Milano NV 56,249 530
Enel SpA 224,172 1,564
Eni SpA - ADR 56,956 877
FinecoBank Banca Fineco SpA 137,734 2,053
Intesa Sanpaolo SpA 28,762 107
Moncler SpA 9,676 593
Poste Italiane SpA (Þ) 4,258 54
Recordati SpA 5,843 306
Snam Rete Gas SpA 100,956 446
Terna Rete Elettrica Nazionale SpA 44,770 346
UniCredit SpA 39,583 1,475
9,164
Japan - 16.6%
Advantest Corp. 16,700 676
Ajinomoto Co., Inc. 2,700 95
Alfresa Holdings Corp. 15,300 210
Alps Alpine Co., Ltd. 19,100 183
Amada Co., Ltd. 19,900 221
Asahi Group Holdings, Ltd. 1,600 56
Astellas Pharma, Inc. 47,100 466
Bridgestone Corp. 25,800 1,017
Brother Industries, Ltd. 8,600 152
Canon, Inc. 33,800 918
Chugai Pharmaceutical Co., Ltd. 3,600 129
Dai-ichi Life Holdings, Inc. 21,250 571
Daiichi Sankyo Co., Ltd. 26,600 929
Daikin Industries, Ltd. 500 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daito Trust Construction Co., Ltd. 3,500 361
Daiwa House Industry Co., Ltd. 4,700 119
DeNA Co., Ltd. 13,400 133
Denso Corp. 38,400 599
Dentsu , Inc. 15,200 384
Disco Corp. 700 268
Eisai Co., Ltd. 13,740 564
Fast Retailing Co., Ltd. 400 101
Fuji Electric Co., Ltd. 1,900 109
FUJIFILM Holdings Corp. 5,700 134
Fujitsu, Ltd. 9,000 141
Fukuoka Financial Group, Inc. 21,200 569
Hakuhodo DY Holdings, Inc. 25,200 185
Hino Motors, Ltd.(Æ) 37,700 98
Hirose Electric Co., Ltd. 1,100 122
Honda Motor Co., Ltd. 39,813 428
Hoya Corp. 800 94
Iida Group Holdings Co., Ltd. 21,800 286
Isuzu Motors, Ltd. 55,300 735
ITOCHU Corp. 20,000 981
Japan Airlines Co., Ltd. 13,000 205
Japan Exchange Group, Inc. 5,000 117
Japan Post Bank Co., Ltd. Class A 4,600 44
Japan Post Holdings Co., Ltd. 15,600 155
Japan Post Insurance Co., Ltd. Class A 19,300 376
Japan Tobacco, Inc. 27,400 742
JGC Holdings Corp. 18,600 146
Kajima Corp. 5,100 89
Kao Corp. 21,500 874
KDDI Corp. 25,700 681
Keyence Corp. 6,200 2,735
Kirin Holdings Co., Ltd. 46,900 605
Komatsu, Ltd. 40,100 1,167
Kubota Corp. 41,000 576
Kyocera Corp. 55,900 643
Makita Corp. 13,168 360
Mazda Motor Corp. 7,900 77
MEIJI Holdings Co., Ltd. 8,400 181
Minebea Co., Ltd. 41,500 856
Mitsubishi Corp. 5,300 104
Mitsubishi Electric Corp. 41,800 668
Mitsubishi Estate Co., Ltd. 25,500 402
Mitsubishi Gas Chemical Co., Inc. 18,800 360
Mitsubishi HC Capital, Inc. 13,300 88
Mitsubishi UFJ Financial Group, Inc. 11,400 123
Mitsui & Co., Ltd. 4,400 100
MS&AD Insurance Group Holdings,
Inc. 91,700 2,048
Murata Manufacturing Co., Ltd. 7,200 149
NEC Corp. 1,700 139
Nidec Corp. 34,600 1,564
Nikon Corp. 18,600 189
Nintendo Co., Ltd. 4,200 224
Nippon Prologis, Inc.(ö) 84 131
Nippon Steel Corp. 3,700 78
Nippon Telegraph & Telephone Corp. 106,550 101
Nippon Television Holdings, Inc. 15,800 229

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
46 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nippon Yusen 3,700 108
Nissan Motor Co., Ltd. 142,100 485
Nissin Foods Holdings Co., Ltd. 3,300 84
Nitto Denko Corp. 27,900 2,212
Obayashi Corp. 11,200 134
Obic Co., Ltd. 400 52
Olympus Corp. 45,700 735
Ono Pharmaceutical Co., Ltd. 35,391 483
ORIX Corp. 4,200 93
Otsuka Holdings Co., Ltd. 6,000 253
Panasonic Holdings Corp. 6,800 56
Persol Holdings Co., Ltd. 163,800 228
Recruit Holdings Co., Ltd. 6,600 355
Resona Holdings, Inc. 205,300 1,363
Rinnai Corp. 10,900 248
Rohm Co., Ltd. 34,600 464
SCSK Corp. 5,000 100
Secom Co., Ltd. 2,600 154
Sega Sammy Holdings, Inc. 20,300 301
Sekisui Chemical Co., Ltd. 19,100 265
Sekisui House, Ltd. 7,400 164
SG Holdings Co., Ltd. 12,200 112
Shin-Etsu Chemical Co., Ltd. 83,275 3,239
Shionogi & Co., Ltd. 3,100 121
SMC Corp. 1,100 525
SoftBank Corp. 8,700 106
Sompo Japan Nipponkoa Holdings, Inc. 26,400 564
Sony Group Corp. 9,810 834
Stanley Electric Co., Ltd. 12,839 229
Subaru Corp. 41,944 893
Sumitomo Electric Industries, Ltd. 15,600 244
Sumitomo Heavy Industries, Ltd. 8,000 209
Sumitomo Mitsui Financial Group, Inc. 8,900 595
Sumitomo Mitsui Trust Holdings, Inc. 38,600 882
Sumitomo Rubber Industries, Ltd. 18,400 184
Suntory Beverage & Food, Ltd. 25,600 909
T&D Holdings, Inc. 61,900 1,085
Taiheiyo Cement Corp. 8,800 222
Takeda Pharmaceutical Co., Ltd. 31,000 804
TDK Corp. 18,200 1,112
Terumo Corp. 6,400 106
THK Co., Ltd. 15,600 280
Tokio Marine Holdings, Inc. 34,100 1,280
Tokyo Electron, Ltd. 8,110 1,781
Toray Industries, Inc. 138,000 652
Toyota Motor Corp. 43,600 898
Trend Micro, Inc. 1,800 73
Tsuruha Holdings, Inc. 4,500 256
Unicharm Corp. 4,300 138
USS Co., Ltd. 16,000 135
Yamaha Motor Co., Ltd. 45,600 424
Yamato Holdings Co., Ltd. 25,994 285
56,943
Luxembourg - 0.8%
ArcelorMittal SA 36,102 823
Eurofins Scientific SE 37,437 1,861
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RTL Group SA 5,556 169
2,853
Macao - 0.2%
Galaxy Entertainment Group, Ltd. 169,869 791
Malaysia - 0.1%
CIMB Group Holdings BHD 193,117 278
Mexico - 0.1%
Fresnillo PLC 26,516 189
Netherlands - 5.8%
ABN AMRO Bank NV(Þ) 36,355 596
Adyen NV(Æ)(Þ) 176 210
Akzo Nobel NV 1,051 64
Argenx SE(Æ) 1,320 571
ASM International NV 310 236
ASML Holding NV 2,692 2,777
BE Semiconductor Industries NV 882 147
Ferrari NV 2,347 960
Heineken NV 8,053 777
ING Groep NV 113,344 1,942
Koninklijke Ahold Delhaize NV 4,432 131
Koninklijke KPN NV 126,988 487
Koninklijke Philips NV(Æ) 52,953 1,332
NN Group NV 12,908 600
Randstad NV 37,360 1,692
Shell PLC 112,884 4,056
Universal Music Group NV 99,266 2,943
VEON, Ltd. - ADR(Æ) 5,377 139
Wolters Kluwer NV 1,533 253
19,913
New Zealand - 0.1%
Spark New Zealand, Ltd. 91,708 232
Norway - 0.5%
DNB Bank ASA 6,002 118
Equinor ASA Class N 36,141 1,033
Norsk Hydro ASA 13,400 83
Orkla ASA 35,142 285
Telenor ASA 11,896 135
1,654
Portugal - 0.1%
Energias de Portugal SA 7,648 28
Jeronimo Martins SGPS SA 10,131 198
226
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 114,398 —
Lukoil PJSC(Æ)(Š) 2,007 —
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 27,365 —
Sberbank of Russia PJSC(Æ)(Š) 88,440 —
—

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore - 0.7%
CapitaLand Ascendas REIT(ö) 27,900 53
DBS Group Holdings, Ltd. 4,131 109
Grab Holdings, Ltd. Class A(Æ) 25,734 91
Oversea-Chinese Banking Corp., Ltd. 85,792 912
Singapore Exchange, Ltd. 16,800 117
Singapore Technologies Engineering,
Ltd. 29,300 94
Singapore Telecommunications, Ltd. 361,700 732
STMicroelectronics NV 1,934 75
United Overseas Bank, Ltd. 4,700 109
2,292
South Africa - 0.2%
Anglo American PLC 11,394 358
MTN Group, Ltd. 33,103 154
Old Mutual, Ltd. 387,774 263
775
South Korea - 1.3%
Coway Co., Ltd. 4,975 231
Hankook Tire & Technology Co., Ltd. 5,913 194
Hyundai Mobis Co., Ltd. 2,710 494
KB Financial Group, Inc. 10,106 573
KT Corp. - ADR 33,867 463
Samsung Electronics Co., Ltd. 21,646 1,272
Shinhan Financial Group Co., Ltd. 31,403 1,091
4,318
Spain - 2.1%
Amadeus IT Group SA Class A 28,302 1,883
Banco Bilbao Vizcaya Argentaria SA
- ADR 9,306 93
Banco Santander SA - ADR 20,378 95
CaixaBank SA 224,118 1,186
Cellnex Telecom SA(Þ) 17,817 578
Endesa SA - ADR 2,131 40
Iberdrola SA 15,811 205
Industria de Diseno Textil SA 62,829 3,105
Redeia Corp. SA 7,686 134
7,319
Sweden - 1.8%
Assa Abloy AB Class B 27,405 776
Atlas Copco AB Class A 11,526 217
Atlas Copco AB Class B 52,449 849
Boliden AB 12,387 395
Epiroc AB Class A 5,150 103
Essity Aktiebolag Class B 26,634 681
Hexagon AB Class B 112,386 1,262
Investor AB Class B 4,112 113
Sandvik AB 25,023 503
Skandinaviska Enskilda Banken AB
Class A 10,055 149
SKF AB Class B 27,647 552
Svenska Handelsbanken AB Class A 8,008 76
Telefonaktiebolaget LM Ericsson Class
B 81,148 504
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Volvo AB Class B 3,393 87
6,267
Switzerland - 4.3%
ABB, Ltd. 1,252 69
Adecco Group AG 13,302 442
Alcon, Inc. 6,067 540
Baloise Holding AG 608 107
Barry Callebaut AG 32 52
Chocoladefab riken Lindt & Spruengli
AG 7 185
DSM- Firmenich AG 760 86
EMS- Chemie Holding AG 402 330
Geberit AG 180 107
Givaudan SA 37 175
Julius Baer Group, Ltd. 18,724 1,045
Kuehne & Nagel International AG 2,398 690
Logitech International SA 962 93
Novartis AG 28,885 3,095
Partners Group Holding AG 552 710
Schindler Holding AG 827 207
SGS SA 6,736 599
Sika AG 257 73
Straumann Holding AG 526 65
Swatch Group AG (The) Class B 2,539 520
Swiss Life Holding AG 272 200
Swisscom AG 1,235 695
UBS Group AG 132,759 3,886
Zurich Insurance Group AG 1,817 967
14,938
Taiwan - 2.8%
Catcher Technology Co., Ltd. 42,513 303
E Ink Holdings, Inc. 71,000 554
Hon Hai Precision Industry Co., Ltd. 88,184 578
Taiwan Semiconductor Manufacturing
Co., Ltd. 125,000 3,718
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 26,384 4,586
9,739
Thailand - 0.2%
Kasikornbank PCL 166,100 567
United Kingdom - 9.0%
3i Group PLC 7,817 301
Ashtead Group PLC 1,895 126
AstraZeneca PLC 12,908 2,012
Auto Trader Group PLC(Þ) 10,287 104
Babcock International Group PLC 40,758 269
BAE Systems PLC 12,460 208
Barclays PLC 236,402 624
Barratt Developments PLC 36,562 217
Berkeley Group Holdings PLC 756 44
British American Tobacco PLC 39,153 1,204
British Land Co. PLC (The)(ö) 44,556 231
BT Group PLC 286,844 509
Burberry Group PLC 28,319 315

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
48 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Centrica PLC 45,869 78
Compass Group PLC 74,900 2,039
Diageo PLC 2,810 88
easyJet PLC 68,500 395
HSBC Holdings PLC 241,129 2,087
Imperial Tobacco Group PLC 2,349 60
Intermediate Capital Group PLC 26,492 726
Intertek Group PLC 31,567 1,914
J Sainsbury PLC 289,283 933
Kingfisher PLC 110,109 347
Land Securities Group PLC(ö) 30,109 236
London Stock Exchange Group PLC 15,455 1,832
NatWest Group PLC 261,238 1,025
Pearson PLC 7,718 96
Reckitt Benckiser Group PLC 46,795 2,525
RELX PLC 47,326 2,169
Rolls-Royce Holdings PLC(Æ) 42,052 243
Sage Group PLC (The) 9,700 133
Schroders PLC 34,148 157
Smith & Nephew PLC 8,755 108
St. James's Place PLC 27,635 191
Standard Chartered PLC 178,769 1,611
Tate & Lyle PLC 29,942 227
Tesco PLC 393,003 1,522
Travis Perkins PLC 26,830 261
Unilever PLC 24,376 1,342
United Utilities Group PLC 5,357 67
Vodafone Group PLC 180,615 159
Wausau Paper Corp. 63,950 586
Weir Group PLC (The) 50,852 1,269
Wise PLC Class A(Æ) 53,516 460
31,050
United States - 10.9%
Accenture PLC Class A 6,754 2,049
Allegion PLC 17,544 2,073
Amdocs, Ltd. 16,401 1,294
Aon PLC Class A 7,250 2,129
ARM Holdings PLC - ADR(Æ) 778 127
BP PLC 187,758 1,131
CRH PLC 1,354 100
CSL, Ltd. 835 164
Experian PLC 3,487 162
GSK Finance No. 3 PLC 111,644 2,152
Haleon PLC 850,342 3,462
Holcim AG(Æ) 7,190 638
Las Vegas Sands Corp. 11,625 514
Linde PLC 8,305 3,644
Medtronic PLC 10,895 858
Nestle SA 40,918 4,177
Roche Holding AG 11,118 3,085
Sanofi SA - ADR 28,402 2,730
Schlumberger NV 39,278 1,853
Schneider Electric SE 16,139 3,851
Spotify Technology SA(Æ) 3,070 963
Stellantis NV 4,484 88
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tenaris SA 17,067 262
37,506
Total Common Stocks
(cost $299,294) 325,465
Preferred Stocks - 1.3%
Brazil - 0.1%
Raizen Energia SA
6.188% (Ÿ) 385,686 203
Germany - 0.5%
Henkel AG & Co. KGaA
2.242% (Ÿ) 12,547 1,118
Volkswagen AG
8.523% (Ÿ) 5,651 638
1,756
South Korea - 0.7%
Samsung Electronics Co., Ltd.
1.592% (Ÿ) 48,660 2,235
Total Preferred Stocks
(cost $4,262) 4,194
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)
2040 Warrants 82 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 2.2%
United States - 2.2%
U.S. Cash Management Fund(@) 7,558,992 (∞) 7,557
Total Short-Term Investments
(cost $7,556) 7,557
Other Securities - 0.3%
U.S. Cash Collateral Fund(@)(×) 886,600 (∞) 887
Total Other Securities
(cost $887) 887
Total Investments - 98.5%
(identified cost $311,999) 338,103
Other Assets and Liabilities,
Net - 1.5%
5,313
Net Assets - 100.0%
343,416

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 49
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.5%
ABN AMRO Bank NV 10/03/19 EUR 36,355 17.33 630
596
Adyen NV 04/19/22 EUR 176 1,538.11 271
210
Amundi SA 02/21/19 EUR 14,487 64.26 931
930
Auto Trader Group PLC 08/04/23 GBP 10,287 8.08 83
104
Axis Bank, Ltd. 04/12/24 7,964 66.41 529
605
Cellnex Telecom SA 11/11/20 EUR 17,817 52.64 938
578
Covestro AG 08/15/19 EUR 16,298 52.10 849
955
Larsen & Toubro, Ltd. 02/23/24 17,257 41.50 716
732
Poste Italiane SpA 06/07/24 EUR 4,258 13.82 59
54
WH Group, Ltd. 06/26/19 HKD 402,000 0.76 306 264
5,028
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC40 Euro Index Futures 10 EUR 749 07/24
(10)
DAX Index Futures 2 EUR 920 09/24
5
EURO STOXX 50 Index Futures 7 EUR 345 09/24
(2)
FTSE/MIB Index Futures 1 EUR 167 09/24
(1)
IBEX 35 Index Futures 2 EUR 218 07/24
(3)
OMXS30 Index Futures 11 SEK 2,836 07/24
—
S&P/TSX 60 Index Futures 62 CAD 16,250 09/24
118
SPI 200 Index Futures 110 AUD 21,373 09/24
109
TOPIX Index Futures 66 JPY 1,854,930 09/24 125
Short Positions
FTSE 100 Index Futures 14 GBP 1,150 09/24
23
Hang Seng Index Futures 24 HKD 21,156 07/24
48
MSCI Emerging Markets Index Futures 381 USD 20,730 09/24
(175)
MSCI Singapore Index Futures 77 SGD 2,436 07/24
(13)
S&P 500 E-Mini Index Futures 22 USD 6,074 09/24 4
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 228
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,777 AUD 4,138 09/18/24 (11)
Bank of America USD 2,447 CAD 3,342 09/18/24 —
Bank of America USD 61 CHF 55 07/02/24 —
Bank of America USD 116 CHF 104 07/02/24 —
Bank of America USD 236 EUR 220 07/02/24 —
Bank of America USD 409 EUR 382 07/02/24 —
Bank of America USD 245 GBP 194 07/02/24 —
Bank of America USD 311 HKD 2,425 07/03/24 —

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
50 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 463 JPY 74,153 07/02/24 (2)
Bank of America USD 3,920 JPY 602,107 09/18/24 (133)
Bank of America USD 286 NOK 3,055 07/02/24 —
Bank of America USD 763 SEK 7,818 09/18/24 (23)
Bank of America USD 63 SGD 85 07/02/24 —
Bank of America DKK 4,163 USD 597 07/02/24 (1)
Bank of America EUR 2,051 USD 2,232 09/18/24 28
Barclays USD 2,777 AUD 4,138 09/18/24 (11)
Barclays USD 2,447 CAD 3,342 09/18/24 —
Barclays USD 3,922 JPY 602,107 09/18/24 (135)
Barclays USD 762 SEK 7,818 09/18/24 (22)
Barclays EUR 2,051 USD 2,235 09/18/24 30
Citigroup USD 2,779 AUD 4,138 09/18/24 (13)
Citigroup USD 2,448 CAD 3,342 09/18/24 —
Citigroup USD 3,920 JPY 602,107 09/18/24 (133)
Citigroup USD 764 SEK 7,818 09/18/24 (23)
Citigroup EUR 2,051 USD 2,233 09/18/24 28
HSBC USD 2,776 AUD 4,138 09/18/24 (10)
HSBC USD 2,447 CAD 3,342 09/18/24 1
HSBC USD 3,918 JPY 602,107 09/18/24 (131)
HSBC USD 763 SEK 7,818 09/18/24 (22)
HSBC EUR 2,051 USD 2,231 09/18/24 26
Royal Bank of Canada USD 2,775 AUD 4,138 09/18/24 (9)
Royal Bank of Canada USD 2,446 CAD 3,342 09/18/24 1
Royal Bank of Canada USD 3,916 JPY 602,107 09/18/24 (130)
Royal Bank of Canada USD 763 SEK 7,818 09/18/24 (22)
Royal Bank of Canada EUR 2,051 USD 2,231 09/18/24 27
State Street USD 66 BRL 365 07/01/24 (1)
State Street USD 2,579 DKK 17,660 09/18/24 (32)
State Street USD 2,022 GBP 1,575 09/18/24 (31)
State Street USD 1,045 NOK 10,950 09/18/24 (17)
State Street CHF 990 USD 1,123 09/18/24 11
State Street HKD 2,630 USD 338 09/19/24 —
State Street NZD 220 USD 137 09/18/24 3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (757)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 6,432 $ —
$ —
$ 6,432 1 .9

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 51
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Austria — 2,509 —
—
2,509 0 .7
Belgium — 632 —
—
632 0 .2
Brazil 2,818 — —
—
2,818 0 .8
Burkina Faso 176 — —
—
176 0 .1
Canada 16,222 — —
—
16,222 4 .7
China 777 7,631 —
—
8,408 2 .4
Denmark 4 8,911 —
—
8,915 2 .6
Finland — 3,274 —
—
3,274 1 .0
France — 28,616 —
—
28,616 8 .3
Germany — 22,435 —
—
22,435 6 .5
Hong Kong — 6,955 —
—
6,955 2 .0
Hungary — 288 —
—
288 0 .1
India 3,502 1,337 —
—
4,839 1 .4
Indonesia — 319 —
—
319 0 .1
Ireland 797 4,354 —
—
5,151 1 .5
Israel 169 293 —
—
462 0 .1
Italy — 9,164 —
—
9,164 2 .7
Japan — 56,943 —
—
56,943 16 .6
Luxembourg — 2,853 —
—
2,853 0 .8
Macao — 791 —
—
791 0 .2
Malaysia — 278 —
—
278 0 .1
Mexico — 189 —
—
189 0 .1
Netherlands 139 19,774 —
—
19,913 5 .8
New Zealand — 232 —
—
232 0 .1
Norway — 1,654 —
—
1,654 0 .5
Portugal — 226 —
—
226 0 .1
Russia — — —
—
— —
Singapore 91 2,201 —
—
2,292 0 .7
South Africa — 775 —
—
775 0 .2
South Korea 463 3,855 —
—
4,318 1 .3
Spain — 7,319 —
—
7,319 2 .1
Sweden — 6,267 —
—
6,267 1 .8
Switzerland 115 14,823 —
—
14,938 4 .3
Taiwan 4,586 5,153 —
—
9,739 2 .8
Thailand — 567 —
—
567 0 .2
United Kingdom — 31,050 —
—
31,050 9 .0
United States 15,505 22,001 —
—
37,506 10 .9
Preferred Stocks 203 3,991 — — 4,194 1 .3
Warrants and Rights — — — — — —
Short-Term Investments — — — 7,557 7,557 2 .2

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
52 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Securities — — — 887 887 0 .3
Total Investments 45,567 284,092 — 8,444 338,103 98 .5
Other Assets and Liabilities, Net
1 .5
100 .0
Other Financial Instruments
Assets
Futures Contracts 432 — — — 432 0 .1
Foreign Currency Exchange Contracts — 155 — — 155 —
*
A
Liabilities
Futures Contracts (204) — — — (204) (0 .1)
Foreign Currency Exchange Contracts (4) (908) — — (912) (0 .3)
Total Other Financial Instruments
**
$ 224 $ (753) $ — $ — $ (529)
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
47,141
Consumer Staples ...............................................................................
23,041
Energy ................................................................................................
16,893
Financial Services ..............................................................................
80,123
Health Care ........................................................................................
35,291
Materials and Processing ...................................................................
28,554
Producer Durables ..............................................................................
42,073
Technology .........................................................................................
41,953
Utilities ...............................................................................................
10,396
Preferred Stocks
Consumer Discretionary ....................................................................
638
Consumer Staples ...............................................................................
1,118
Technology .........................................................................................
2,235
Utilities ...............................................................................................
203

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 53
Amounts in thousands
Sector Exposure
Fair Value
$
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
7,557
Other Securities ...........................................................................
887
Total Investments ............................................................................... 338,103

See accompanying notes which are an integral part of the financial statements.
54 International Developed Markets Fund
Russell Investment Funds
International Developed Markets Fund
Fair Value of Derivative Instruments — June 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 155
Variation margin on futures contracts* 432 —
Total
$ 432 $ 155
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ 204 $ —
Unrealized depreciation on foreign currency exchange contracts — 912
Total
$ 204 $ 912
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 216 $ —
Foreign currency exchange contracts — (2,003)
Total
$ 216 $ (2,003)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ 1,064 $ —
Foreign currency exchange contracts — (2,241)
Total
$ 1,064 $ (2,241)
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 55
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 834 $ — $ 834
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 155 — 155
Total Financial and Derivative Assets
989 — 989
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 989 $ — $ 989
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received
∆
Net Amount
Bank of America
$ 29 $ 29 $ — $ —
Barclays
30 30 — —
Citigroup
862 28 834 —
HSBC
27 27 — —
Royal Bank of Canada
28 28 — —
State Street
13 13 — —
Total
$ 989 $ 155 $ 834 $ —

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
56 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 912 $ — $ 912
Total Financial and Derivative Liabilities
912 — 912
Financial and Derivative Liabilities not subject to a netting agreement
(4) — (4)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 908 $ — $ 908
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged
∆
Net Amount
Bank of America $ 168 $ 29 $ — $ 139
Barclays 168 30 — 138
Citigroup 169 28 — 141
HSBC 163 27 — 136
Royal Bank of Canada 161 28 — 133
State Street 79 13 — 66
Total
$ 908 $ 155 $ — $ 753
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
∆       Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 57
Statement of Assets and Liabilities — June 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 311,999
Investments, at fair value(*)(>) ....................................................................................................................................................
338,103
Foreign currency holdings( ∆ ) ...................................................................................................................................................... 2,925
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 155
Receivables:
Dividends and interest ...................................................................................................................................................... 520
Dividends from affiliated funds ....................................................................................................................................... 35
Investments sold ............................................................................................................................................................... 1,882
Fund shares sold ............................................................................................................................................................... 11
Foreign capital gains taxes recoverable ........................................................................................................................... 1,084
From broker(a) ................................................................................................................................................................. 3,609
Variation margin on futures contracts .............................................................................................................................. 230
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
348,556
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 2,871
Fund shares redeemed ...................................................................................................................................................... 110
Accrued fees to affiliates .................................................................................................................................................. 269
Other accrued expenses .................................................................................................................................................... 91
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 912
Payable upon return of securities loaned ..................................................................................................................................... 887
Total liabilities ...........................................................................................................................................................
5,140
Net Assets ...............................................................................................................................................................
$ 343,416

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
58 International Developed Markets Fund
Statement of Assets and Liabilities, continued — June 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 29,846
Shares of beneficial interest .........................................................................................................................................................
280
Additional paid-in capital ............................................................................................................................................................
313,290
Net Assets ...............................................................................................................................................................
$ 343,416
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 12.24
Net assets ............................................................................................................................................................................. $ 343,415,636
Shares outstanding ($.01 par value) ..................................................................................................................................... 28,047,701
Amounts in thousands
( ∆ )     Foreign currency holdings - cost $ 2,951
(*)     Securities on loan included in investments $ 834
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 8,444
(a)   Receivable from Broker for Futures $ 3,609
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 59
Statement of Operations — For the Period Ended June 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 7,153
Dividends from affiliated funds ....................................................................................................................................... 310
Interest .............................................................................................................................................................................. 24
Securities lending income (net) ....................................................................................................................................... 50
Less foreign taxes withheld ............................................................................................................................................. (838)
Total investment income ..............................................................................................................................................................
6,699
Expenses
Advisory fees ................................................................................................................................................................... 1,553
Administrative fees .......................................................................................................................................................... 86
Custodian fees .................................................................................................................................................................. 72
Transfer agent fees .......................................................................................................................................................... 8
Professional fees .............................................................................................................................................................. 41
Trustees’ fees .................................................................................................................................................................... 9
Printing fees ..................................................................................................................................................................... 9
Miscellaneous .................................................................................................................................................................. 22
Expenses before reductions .............................................................................................................................................. 1,800
Expense reductions .......................................................................................................................................................... (35)
Net expenses ................................................................................................................................................................................
1,765
Net investment income (loss) .......................................................................................................................................................
4,934
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 5,148
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 216
Foreign currency exchange contracts ............................................................................................................................... (2,003)
Foreign currency-related transactions .............................................................................................................................. (99)
Net realized gain (loss) ................................................................................................................................................................
3,261
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 1,652
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 1,064
Foreign currency exchange contracts ............................................................................................................................... (2,241)
Foreign currency-related transactions .............................................................................................................................. (156)
Net change in unrealized appreciation (depreciation) ................................................................................................................. 320
Net realized and unrealized gain (loss) ........................................................................................................................................ 3,581
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 8,515

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
60 International Developed Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2024
(Unaudited)
Fiscal Year Ended
December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 4,934 $ 6,526
Net realized gain (loss) ....................................................................................................................... 3,261 5,629
Net change in unrealized appreciation (depreciation) ........................................................................ 320 38,181
Net increase (decrease) in net assets from operations .............................................................................. 8,515 50,336
Distributions
To shareholders ................................................................................................................................... (2,232) (6,308)
Net decrease in net assets from distributions ............................................................................................ (2,232) (6,308)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (10,430) (17,149)
Total Net Increase (Decrease) in Net Assets ........................................................................
(4,147) 26,879
Net Assets
Beginning of period .................................................................................................................................. 347,563 320,684
End of period .............................................................................................................................................
$ 343,416 $ 347,563
* Share transaction amounts (in thousands) for the periods ended June 30, 2024 and December 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 358 $ 4,372 1,322 $ 15,051
Proceeds from reinvestment of distributions 188 2,232 533 6,308
Payments for shares redeemed (1,399) (17,034) (3,393) (38,508)
Total increase (decrease)
(853) $ (10,430) (1,538) $ (17,149)

Russell Investment Funds
International Developed Markets Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
62 International Developed Markets Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
( ƥ)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2024 (ƣ) 12.03 .17 .12 .29 (.08) —
December 31, 2023 10.54 .22 1.49 1.71 (.15) (.07)
December 31, 2022 12.35 .22 (1.82) (1.60) — (.21)
December 31, 2021 12.18 .23 1.27 1.50 (.33) (1.00)
December 31, 2020 11.72 .12 .47 .59 (.13) —
December 31, 2019 10.04 .22 1.76 1.98 (.30) —

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 63
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.08) 12.24 2.41 343,416 1.04 1.02 2.86 13
(.22) 12.03 16.26 347,563 1.05 1.03 1.96 32
(.21) 10.54 (13.04) 320,684 1.05 1.03 2.04 33
(1.33) 12.35 12.66 377,463 1.04 1.03 1.78 32
(.13) 12.18 5.08 395,518 1.06 1.06 1.17 59
(.30) 11.72 19.72 397,106 1.06 1.06 2.03 72

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
64 International Developed Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 251,864
Administrative fees 14,311
Transfer agent fees 1,259
Trustee fees 1,791
$ 269,225
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 13,253 $ 41,127 $ 46,823 $ (1) $ 1 $ 7,557 $ 310 $ —
U.S. Cash Collateral Fund 721 18,609 18,443 — — 887 37 —
$ 13,974 $ 59,736 $ 65,266 $ (1) $ 1 $ 8,444 $ 347 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 313,421,486 $ 49,493,538 $ (25,341,365) $ 24,152,173

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 65
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 80.2%
Asset-Backed Securities - 4.3%
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
1.155% due 08/15/34 (USD 1 Month
LIBOR + 1.070%)(Ê)(Þ) 300 297
BDS, Ltd.
Series 2022-FL11 Class ATS
2.100% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 3,822 3,808
Carlyle Global Market Strategies CLO,
Ltd.
Series 2024-5A Class A2R3
1.000% due 01/20/32 (CME Term
SOFR 3 Month + 1.650%)(Ê)(Þ) 160 160
CarMax Auto Owner Trust
Series 2024-1 Class D
6.000% due 07/15/30 50 50
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 490 466
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.640% due 04/25/47 1,470 1,338
DLLAA LLC
Series 2023-1A Class A4
5.730% due 10/20/31 (Þ) 1,676 1,694
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 450 434
Hilton Grand Vacations Trust
Series 2023-1A Class C
6.940% due 01/25/38 (Þ) 74 76
J.G. Wentworth XXXIX LLC
Series 2017-2A Class B
5.090% due 09/17/74 (Þ) 42 38
John Deere Owner Trust
Series 2024-B Class A4
5.190% due 05/15/31 1,500 1,509
Juniper Valley Park CLO, Ltd.
1.000% due 07/20/36 4,320 4,320
Kubota Credit Owner Trust
Series 2024-1A Class A4
5.200% due 01/15/30 (Þ) 1,716 1,710
Series 2024-2A Class A4
5.190% due 05/15/30 (Þ) 660 659
Lunar Structured Aircraft Portfolio
Notes
Series 2021-1 Class A
2.636% due 10/15/46 (Þ) 194 174
MF1 LLC
Series 2022-FL9 Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.960% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,993 3,998
Series 2023-FL12 Class A
7.366% due 10/19/38 (CME Term
SOFR 1 Month + 2.066%)(Ê)(Þ) 4,885 4,894
Series 2024-FL14 Class A
7.076% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 1,874 1,872
MMAF Equipment Finance LLC
Series 2024-A Class A4
5.100% due 07/13/49 (Þ) 1,160 1,158
MVW LLC
Series 2021-1WA Class C
1.940% due 01/22/41 (Þ) 64 59
OneSky Loan Trust
Series A Class A
3.875% due 07/15/29 2,340 2,192
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 250 237
PFS Financing Corp.
Series 2023-C Class A
5.520% due 10/16/28 (Þ) 1,372 1,379
Series 2024-A Class A
6.183% due 01/15/28 (SOFR 30 Day
Average + 0.850%)(Ê)(Þ) 120 120
Series 2024-A Class B
6.633% due 01/15/28 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 100 100
Renew
Series 2023-1A Class A
5.900% due 11/20/58 (Þ) 270 262
Series 2024-1A Class A
6.208% due 11/20/59 (Þ) 342 334
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 842 852
SoFi Professional Loan Program Trust
Series 2021-A Class AFX
1.030% due 08/17/43 (Þ) 49 42
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 978 936
Verdant Receivables LLC
Series 2023-1A Class A2
6.240% due 01/13/31 (Þ) 1,070 1,076
Woodward Capital Management LLC
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 1,289 1,290
37,534
Corporate Bonds and Notes - 24.1%
AbbVie, Inc.
5.050% due 03/15/34 150 150
5.350% due 03/15/44 50 49
5.400% due 03/15/54 130 129

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
66 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 03/15/64 50 49
Series WI
3.200% due 11/21/29 80 73
4.050% due 11/21/39 170 148
Africa Finance Corp.
Series REGS
4.375% due 04/17/26 (Þ) 393 380
African Export-Import Bank (The)
2.634% due 05/17/26 (Þ) 200 187
Aircastle, Ltd.
2.850% due 01/26/28 (Þ) 1,007 911
Alabama Power Co.
5.850% due 11/15/33 80 83
Alaska Airlines Pass-Through Trust
4.800% due 08/15/27 (Þ) 73 71
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 160 158
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/32 120 94
3.000% due 05/18/51 150 90
Allied World Assurance Co. Holdings,
Ltd.
4.350% due 10/29/25 849 848
Ally Financial, Inc.
6.992% due 06/13/29 (SOFR +
3.260%)(Ê) 788 818
Altria Group, Inc.
4.800% due 02/14/29 40 39
2.450% due 02/04/32 110 89
10.200% due 02/06/39 22 30
3.400% due 02/04/41 90 65
5.375% due 01/31/44 643 602
3.875% due 09/16/46 70 50
5.950% due 02/14/49 10 10
Amazon.com, Inc.
3.950% due 04/13/52 110 88
Series WI
3.875% due 08/22/37 50 44
Amcor PLC
Series WI
3.625% due 04/28/26 724 699
American Airlines Group, Inc.
5.500% due 04/20/26 (Þ) 107 106
8.500% due 05/15/29 (Þ) 70 73
American Airlines Pass-Through Trust
Series 2015-1 Class A
3.375% due 05/01/27 11 10
Series 2016-1 Class AA
3.575% due 01/15/28 45 43
American Airlines, Inc. Pass-Through
Certificates Trust
Series AA Class AA
3.650% due 02/15/29 530 500
American Express Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.338% due 10/30/26 (SOFR +
1.330%)(Ê) 851 859
5.532% due 04/25/30 (SOFR +
1.090%)(Ê) 10 10
American International Group, Inc.
Series A-9
5.750% due 04/01/48 (USD 3 Month
LIBOR + 2.868%)(Ê) 1,610 1,576
American Tower Trust #1
5.490% due 03/15/28 (Þ) 2,305 2,314
American Tower Trust #1 Pass-Through
Certificates
3.652% due 03/23/28 (Þ) 903 849
American Transmission Systems, Inc.
2.650% due 01/15/32 (Þ) 50 42
Americo Life, Inc.
3.450% due 04/15/31 (Þ) 70 56
Ameriprise Financial, Inc.
5.150% due 05/15/33 150 150
AmFam Holdings, Inc.
2.805% due 03/11/31 (Þ) 100 76
3.833% due 03/11/51 (Þ) 80 48
Amgen, Inc.
4.400% due 05/01/45 70 59
5.650% due 03/02/53 140 138
5.750% due 03/02/63 90 88
Series WI
4.663% due 06/15/51 40 34
Analog Devices, Inc.
5.300% due 04/01/54 90 88
Antero Midstream Partners, LP / Antero
Midstream Finance Corp.
6.625% due 02/01/32 (Þ) 170 172
Aon NA, Inc.
5.450% due 03/01/34 280 279
5.750% due 03/01/54 110 108
Apache Corp.
7.750% due 12/15/29 30 33
4.250% due 01/15/44 60 44
Apollo Global Management, Inc.
5.800% due 05/21/54 80 79
AT&T, Inc.
6.950% due 01/15/28 450 463
4.500% due 05/15/35 150 138
4.350% due 06/15/45 26 22
3.850% due 06/01/60 552 385
Series WI
2.550% due 12/01/33 40 32
6.375% due 03/01/41 30 32
3.500% due 09/15/53 30 20
3.800% due 12/01/57 280 196
Athene Holding, Ltd.
3.450% due 05/15/52 1,470 939
6.250% due 04/01/54 140 140
Aviation Capital Group LLC
1.950% due 09/20/26 (Þ) 554 511

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Avnet, Inc.
6.250% due 03/15/28 1,459 1,497
Bank of America Corp.
4.376% due 04/27/28 (SOFR +
1.580%)(Ê) 20 20
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 290 245
2.299% due 07/21/32 (SOFR +
1.220%)(Ê) 240 196
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 330 279
4.571% due 04/27/33 (SOFR +
1.830%)(Ê) 160 151
5.468% due 01/23/35 (SOFR +
1.650%)(Ê) 40 40
2.482% due 09/21/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.200%)(Ê) 360 287
3.311% due 04/22/42 (SOFR +
1.580%)(Ê) 70 53
Series MTN
4.271% due 07/23/29 (CME Term
SOFR 3 Month + 1.572%)(Ê) 30 29
3.974% due 02/07/30 (CME Term
SOFR 3 Month + 1.472%)(Ê) 30 28
2.884% due 10/22/30 (CME Term
SOFR 3 Month + 1.452%)(Ê) 80 71
1.922% due 10/24/31 (SOFR +
1.370%)(Ê) 290 237
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 581 536
Bath & Body Works, Inc.
6.950% due 03/01/33 300 292
Bayer US Finance II LLC
6.650% due 02/15/28 (Þ) 1,134 1,173
Becton Dickinson & Co.
4.685% due 12/15/44 8 7
Berry Global, Inc.
4.875% due 07/15/26 (Þ) 384 377
Series WI
1.570% due 01/15/26 819 769
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 280 276
BlackRock, Inc.
5.000% due 03/14/34 90 89
Blackstone Holdings Finance Co. LLC
6.200% due 04/22/33 (Þ) 50 53
Blue Racer Midstream LLC / Blue
Racer Finance Corp.
6.625% due 07/15/26 (Þ) 60 60
7.250% due 07/15/32 (Þ) 140 144
Boeing Co. (The)
2.196% due 02/04/26 90 85
3.100% due 05/01/26 20 19
2.700% due 02/01/27 40 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.800% due 03/01/27 30 28
6.528% due 05/01/34 (Þ) 130 133
3.250% due 02/01/35 30 23
5.705% due 05/01/40 90 83
3.750% due 02/01/50 20 13
3.950% due 08/01/59 90 57
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 50 46
BP Capital Markets America, Inc.
3.000% due 02/24/50 110 72
BP Capital Markets PLC
6.450% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.153%)(Ê)(ƒ) 180 185
Brandywine Operating Partnership, LP
3.950% due 11/15/27 462 419
4.550% due 10/01/29 166 144
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 509 395
Bristol-Myers Squibb Co.
2.350% due 11/13/40 40 27
5.500% due 02/22/44 30 30
5.550% due 02/22/54 160 158
5.650% due 02/22/64 40 39
Series WI
3.900% due 02/20/28 380 367
Broadcom Corp. / Broadcom Cayman
Finance, Ltd.
Series WI
3.500% due 01/15/28 641 606
Broadcom, Inc.
3.187% due 11/15/36 (Þ) 190 150
Brunswick Corp.
5.100% due 04/01/52 215 167
Buckeye Partners, LP
3.950% due 12/01/26 637 605
4.125% due 12/01/27 120 112
Bunge, Ltd. Finance Corp.
3.250% due 08/15/26 1 1
Burlington Northern Santa Fe LLC
4.400% due 03/15/42 60 52
Calpine Corp.
4.500% due 02/15/28 (Þ) 180 171
Cameron LNG LLC
3.701% due 01/15/39 (Þ) 30 24
Campbell Soup Co.
4.150% due 03/15/28 1,688 1,635
Cardinal Health, Inc.
5.450% due 02/15/34 170 169
4.900% due 09/15/45 275 241
Carlisle Cos., Inc.
3.750% due 12/01/27 923 879
Carrier Global Corp.
Series WI
5.900% due 03/15/34 140 146

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
68 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.577% due 04/05/50 40 29
Cencora, Inc.
5.125% due 02/15/34 180 177
Centene Corp.
Series WI
4.250% due 12/15/27 60 57
4.625% due 12/15/29 60 57
3.375% due 02/15/30 40 36
CenterPoint Energy Houston Electric
LLC
4.950% due 04/01/33 80 78
5.400% due 07/01/34 40 40
4.500% due 04/01/44 130 113
5.300% due 04/01/53 10 10
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 1,324 1,292
Charles Schwab Corp. (The)
5.853% due 05/19/34 (SOFR +
2.500%)(Ê) 90 92
Series G
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.971%)(Ê)(ƒ) 240 237
Series H
4.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 3.079%)(Ê)(ƒ) 140 120
Charter Communications Operating
LLC / Charter Communications
Operating Capital
2.250% due 01/15/29 210 179
6.550% due 06/01/34 420 420
3.500% due 06/01/41 100 67
3.500% due 03/01/42 40 27
3.850% due 04/01/61 30 18
3.950% due 06/30/62 30 18
Series WI
3.750% due 02/15/28 1,215 1,129
6.384% due 10/23/35 20 20
6.484% due 10/23/45 639 584
6.834% due 10/23/55 20 19
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 866 865
Cheniere Energy Partners, LP
Series WI
3.250% due 01/31/32 60 51
Chesapeake Energy Corp.
5.500% due 02/01/26 (Þ) 270 267
6.750% due 04/15/29 (Þ) 230 230
Choice Hotels International, Inc.
3.700% due 12/01/29 816 733
Chord Energy Corp.
6.375% due 06/01/26 (Þ) 80 80
Cigna Corp.
2.400% due 03/15/30 35 30
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.200% due 03/15/40 60 44
Series WI
4.375% due 10/15/28 140 136
4.800% due 08/15/38 30 28
Cigna Group (The)
5.600% due 02/15/54 40 38
Cimarex Energy Co.
4.375% due 03/15/29 130 118
Citigroup, Inc.
3.106% due 04/08/26 (SOFR +
2.842%)(Ê) 30 29
3.520% due 10/27/28 (CME Term
SOFR 3 Month + 1.413%)(Ê) 1,325 1,252
2.976% due 11/05/30 (SOFR +
1.422%)(Ê) 50 45
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 220 189
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 60 50
8.125% due 07/15/39 90 113
Series BKNT
5.570% due 04/30/34 250 254
Citizens Financial Group, Inc.
2.850% due 07/27/26 1,058 999
4.575% due 08/09/28 (SOFR +
2.000%)(Ê) 185 179
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 (Þ) 30 30
6.042% due 08/15/28 (Þ) 100 102
Columbia Pipelines Operating Co. LLC
6.036% due 11/15/33 (Þ) 130 133
6.497% due 08/15/43 (Þ) 241 251
6.714% due 08/15/63 (Þ) 122 129
Comcast Corp.
7.050% due 03/15/33 150 168
6.500% due 11/15/35 19 21
3.250% due 11/01/39 10 8
3.750% due 04/01/40 10 8
3.400% due 07/15/46 20 14
4.000% due 03/01/48 80 63
Series WI
2.937% due 11/01/56 30 18
2.987% due 11/01/63 117 69
Comerica, Inc.
3.800% due 07/22/26 633 602
5.982% due 01/30/30 (SOFR +
2.155%)(Ê) 210 207
CommonSpirit Health
2.782% due 10/01/30 40 35
5.318% due 12/01/34 250 245
3.910% due 10/01/50 60 46
Commonwealth Edison Co.
6.450% due 01/15/38 120 130
Conagra Brands, Inc.
1.375% due 11/01/27 971 855

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Concentrix Corp.
6.600% due 08/02/28 1,574 1,593
ConocoPhillips Co.
5.050% due 09/15/33 150 149
Constellation Brands, Inc.
3.600% due 02/15/28 1,714 1,625
Constellation Energy Generation LLC
6.125% due 01/15/34 60 63
Consumers Energy Co.
2.500% due 05/01/60 18 10
Continental Resources, Inc.
2.268% due 11/15/26 (Þ) 140 130
2.875% due 04/01/32 (Þ) 60 48
Series WI
4.375% due 01/15/28 50 48
Corebridge Financial, Inc
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 994 1,003
Coterra Energy, Inc.
Series WI
4.375% due 03/15/29 110 105
Crane NXT Co.
4.200% due 03/15/48 162 115
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 311 321
CVS Health Corp.
4.300% due 03/25/28 31 30
3.250% due 08/15/29 70 64
5.250% due 01/30/31 170 168
2.125% due 09/15/31 120 96
5.700% due 06/01/34 100 100
4.780% due 03/25/38 190 170
4.125% due 04/01/40 40 32
Darden Restaurants, Inc.
3.850% due 05/01/27 1,579 1,519
4.550% due 02/15/48 178 145
DCP Midstream Operating, LP
3.250% due 02/15/32 80 69
6.450% due 11/03/36 (Þ) 50 53
6.750% due 09/15/37 (Þ) 202 218
5.600% due 04/01/44 395 378
Dell International LLC / EMC Corp.
Series WI
8.100% due 07/15/36 55 66
Delta Air Lines, Inc.
7.375% due 01/15/26 50 51
3.750% due 10/28/29 30 28
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 125 123
4.750% due 10/20/28 (Þ) 1,008 982
Devon Energy Corp.
5.850% due 12/15/25 70 70
5.600% due 07/15/41 90 84
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 06/15/45 100 85
Series WI
5.250% due 10/15/27 19 19
5.875% due 06/15/28 153 154
4.500% due 01/15/30 70 67
Diamondback Energy, Inc.
5.200% due 04/18/27 150 150
4.400% due 03/24/51 100 80
Dick's Sporting Goods, Inc.
4.100% due 01/15/52 1,278 901
Dominion Energy, Inc.
Series C
3.375% due 04/01/30 80 72
DPL, Inc.
Series AI
4.350% due 04/15/29 360 336
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 527 571
Duke Energy Carolinas LLC
4.950% due 01/15/33 30 30
6.100% due 06/01/37 190 196
Duke Energy Corp.
3.300% due 06/15/41 384 279
3.750% due 09/01/46 791 576
Duke Energy Florida LLC
5.875% due 11/15/33 160 166
Duke Energy Indiana LLC
5.400% due 04/01/53 70 66
Series YYY
3.250% due 10/01/49 80 54
Duke Energy Ohio, Inc.
5.250% due 04/01/33 30 30
Duke Energy Progress LLC
5.100% due 03/15/34 120 119
Edison International
5.750% due 06/15/27 462 466
Series A
5.375% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.698%)(Ê)(ƒ) 390 380
Series B
5.000% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.901%)(Ê)(ƒ) 110 105
El Paso Natural Gas Co. LLC
7.500% due 11/15/26 300 311
Elevance Health, Inc.
4.100% due 05/15/32 120 111
4.375% due 12/01/47 10 8
Eli Lilly & Co.
4.700% due 02/09/34 80 78
5.000% due 02/09/54 120 115
4.950% due 02/27/63 50 46
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 551

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
70 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Endeavor Energy Resources, LP / EER
Finance, Inc.
5.750% due 01/30/28 (Þ) 40 40
Energy Transfer Operating, LP
4.200% due 04/15/27 664 644
6.400% due 12/01/30 290 305
7.375% due 02/01/31 (Þ) 20 21
5.550% due 05/15/34 40 40
5.950% due 05/15/54 180 175
Energy Transfer, LP
6.000% due 02/01/29 (Þ) 790 795
8.250% due 11/15/29 100 112
3.750% due 05/15/30 140 129
5.300% due 04/01/44 10 9
6.250% due 04/15/49 30 30
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 450 448
Series G
7.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.306%)(Ê)(ƒ) 10 10
Series H
6.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.694%)(Ê)(ƒ) 70 69
Enterprise Products Operating LLC
7.550% due 04/15/38 20 24
5.700% due 02/15/42 40 40
4.850% due 03/15/44 60 54
3.700% due 01/31/51 60 44
3.300% due 02/15/53 30 20
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 1,145 1,069
Series D
6.875% due 03/01/33 170 189
8.574% due 08/16/77 (CME Term
SOFR 3 Month + 3.248%)(Ê) 100 100
EOG Resources, Inc.
4.375% due 04/15/30 50 49
EPR Properties Co.
4.500% due 06/01/27 729 697
EQM Midstream Partners, LP
7.500% due 06/01/27 (Þ) 40 41
Series 30Y
6.500% due 07/15/48 281 284
EQT Corp.
3.125% due 05/15/26 (Þ) 937 895
5.000% due 01/15/29 10 10
3.625% due 05/15/31 (Þ) 30 26
Equifax, Inc.
2.350% due 09/15/31 70 57
Equinix, Inc.
1.800% due 07/15/27 1,720 1,554
EquipmentShare.com, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.625% due 05/15/32 (Þ) 280 290
Esab Corp.
6.250% due 04/15/29 (Þ) 60 60
Evergy Kansas Central, Inc.
5.900% due 11/15/33 80 82
Exxon Mobil Corp.
4.114% due 03/01/46 40 33
4.327% due 03/19/50 10 8
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 807 834
FactSet Research Systems, Inc.
2.900% due 03/01/27 1,651 1,545
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 1,600 1,552
Fifth Third Bancorp
Series BKNT
3.850% due 03/15/26 898 871
FirstEnergy Corp.
Series C
5.100% due 07/15/47 50 43
FirstEnergy Pennsylvania Electric Co.
5.200% due 04/01/28 (Þ) 100 100
Florida Gas Transmission Co. LLC
2.300% due 10/01/31 (Þ) 320 260
Florida Power & Light Co.
3.150% due 10/01/49 40 27
Fluor Corp.
4.250% due 09/15/28 394 374
Ford Motor Co.
3.250% due 02/12/32 120 99
4.750% due 01/15/43 40 32
Ford Motor Credit Co. LLC
2.700% due 08/10/26 200 188
2.900% due 02/16/28 1,177 1,065
7.122% due 11/07/33 250 264
Foundry JV Holdco LLC
6.150% due 01/25/32 (Þ) 300 306
Fox Corp.
6.500% due 10/13/33 110 115
Series WI
5.476% due 01/25/39 1,006 959
Freeport Minerals Corp.
9.500% due 06/01/31 50 60
Freeport-McMoRan, Inc.
5.400% due 11/14/34 130 128
Frontier Communications Corp.
Series E
6.860% due 02/01/28 256 257
FS KKR Capital Corp.
3.400% due 01/15/26 921 876
2.625% due 01/15/27 186 168
7.875% due 01/15/29 62 64
Full House Resorts, Inc.
8.250% due 02/15/28 (Þ) 30 29

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gartner, Inc.
4.500% due 07/01/28 (Þ) 842 812
General Dynamics Corp.
4.250% due 04/01/40 110 97
4.250% due 04/01/50 30 25
General Motors Co.
5.600% due 10/15/32 80 80
6.250% due 10/02/43 40 40
6.750% due 04/01/46 20 21
Genting New York LLC
3.300% due 02/15/26 (Þ) 400 382
Genworth Holdings, Inc.
6.500% due 06/15/34 299 278
Georgia Power Co.
5.250% due 03/15/34 220 219
Gilead Sciences, Inc.
5.650% due 12/01/41 30 30
Global Atlantic Finance Co.
6.750% due 03/15/54 (Þ) 90 89
7.950% due 10/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.608%)(Ê)(Þ) 90 90
GLP Capital, LP / GLP Financing II,
Inc.
5.375% due 04/15/26 1,530 1,518
Goldman Sachs BDC, Inc.
2.875% due 01/15/26 860 821
Goldman Sachs Group, Inc. (The)
3.615% due 03/15/28 (SOFR +
1.846%)(Ê) 1,686 1,612
4.223% due 05/01/29 (CME Term
SOFR 3 Month + 1.563%)(Ê) 50 48
5.851% due 04/25/35 (SOFR +
1.552%)(Ê) 140 143
Series DMTN
2.383% due 07/21/32 (SOFR +
1.248%)(Ê) 530 435
Series W
7.500% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.156%)(Ê)(ƒ) 50 52
Golub Capital BDC, Inc.
2.050% due 02/15/27 1,009 907
Goodyear Tire & Rubber Co. (The)
7.000% due 03/15/28 125 127
Gray Oak Pipeline LLC
2.600% due 10/15/25 (Þ) 1,612 1,548
H.B. Fuller Co.
4.000% due 02/15/27 104 100
Harley-Davidson Financial Services,
Inc.
6.500% due 03/10/28 (Ñ)(Þ) 1,037 1,060
Hasbro, Inc.
3.550% due 11/19/26 1,420 1,355
HCA, Inc.
5.500% due 06/01/33 80 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.600% due 04/01/34 120 119
5.125% due 06/15/39 50 46
5.250% due 06/15/49 163 145
6.000% due 04/01/54 10 10
Heico Corp.
5.250% due 08/01/28 50 50
Hercules Capital, Inc.
3.375% due 01/20/27 966 895
Hexcel Corp.
3.950% due 02/15/27 1,519 1,458
Hilcorp Energy I, LP / Hilcorp Finance
Co.
6.250% due 11/01/28 (Þ) 260 257
Hillenbrand, Inc.
4.500% due 09/15/26 333 327
Hilton Domestic Operating Co., Inc.
6.125% due 04/01/32 (Þ) 60 60
Historic TW, Inc.
Zero coupon due 01/15/36 (~)(Ê) 170 176
Home Depot, Inc. (The)
3.300% due 04/15/40 50 39
4.250% due 04/01/46 173 146
Honeywell International, Inc.
5.250% due 03/01/54 70 68
Howmet Aerospace, Inc.
5.900% due 02/01/27 938 949
Hudson Pacific Properties, LP
3.950% due 11/01/27 198 166
5.950% due 02/15/28 160 136
4.650% due 04/01/29 198 153
3.250% due 01/15/30 174 120
Humana, Inc.
5.875% due 03/01/33 100 102
4.625% due 12/01/42 20 17
4.950% due 10/01/44 20 17
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 1,578 1,487
Huntington National Bank (The)
4.552% due 05/17/28 (SOFR +
1.650%)(Ê) 1,259 1,226
Hyundai Capital America
5.400% due 01/08/31 (Þ) 140 139
5.400% due 06/24/31 (Þ) 110 109
ILFC E-Capital Trust I
7.159% due 12/21/65 (CME Term
SOFR 3 Month + 1.812%)(Ê)(Þ) 200 163
ILFC E-Capital Trust II
7.409% due 12/21/65 (CME Term
SOFR 3 Month + 2.062%)(Ê)(Þ) 350 290
Ingersoll Rand, Inc.
5.700% due 08/14/33 90 92
Intel Corp.
2.800% due 08/12/41 40 28
4.900% due 08/05/52 50 44
3.200% due 08/12/61 80 49

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
72 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intercontinental Exchange, Inc.
4.600% due 03/15/33 30 29
4.950% due 06/15/52 10 9
International Flavors & Fragrances, Inc.
1.230% due 10/01/25 (Þ) 919 869
3.468% due 12/01/50 (Þ) 1,032 677
Interstate Power and Light Co.
5.700% due 10/15/33 100 101
Invitation Homes, Inc.
4.150% due 04/15/32 50 46
Jabil Circuit, Inc.
5.450% due 02/01/29 70 70
Jackson National Life Global Funding
3.050% due 04/29/26 (Þ) 1,146 1,094
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 802 802
Jane Street Group / JSG Finance, Inc.
7.125% due 04/30/31 (Þ) 160 164
JBS USA LUX SA / JBS USA Food Co.
/ JBS USA Finance, Inc.
Series WI
2.500% due 01/15/27 713 663
5.125% due 02/01/28 1,107 1,094
Jersey Central Power & Light Co.
4.300% due 01/15/26 (Þ) 988 970
JetBlue Airways Corp.
Series 1A
4.000% due 11/15/32 1,410 1,319
Series 2019
2.750% due 05/15/32 1,771 1,528
JM Smucker Co. (The)
6.200% due 11/15/33 80 84
JPMorgan Chase & Co.
2.182% due 06/01/28 (SOFR +
1.890%)(Ê) 1,683 1,544
4.203% due 07/23/29 (CME Term
SOFR 3 Month + 1.522%)(Ê) 40 39
8.750% due 09/01/30 280 327
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 60 52
1.953% due 02/04/32 (SOFR +
1.065%)(Ê) 140 114
4.586% due 04/26/33 (SOFR +
1.800%)(Ê) 160 153
6.254% due 10/23/34 (SOFR +
1.810%)(Ê) 60 64
5.766% due 04/22/35 (SOFR +
1.490%)(Ê) 400 410
4.260% due 02/22/48 (CME Term
SOFR 3 Month + 1.842%)(Ê) 30 25
3.328% due 04/22/52 (SOFR +
1.580%)(Ê) 30 21
Series KK
3.650% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.850%)(Ê)(ƒ) 70 66
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kaiser Foundation Hospitals
4.150% due 05/01/47 30 25
Series 2019
3.266% due 11/01/49 30 21
Series 2021
2.810% due 06/01/41 80 58
3.002% due 06/01/51 20 13
Kenvue, Inc.
Series WI
5.050% due 03/22/53 30 28
5.200% due 03/22/63 40 38
KeyCorp
2.250% due 04/06/27 940 854
Series BKNT
6.950% due 02/01/28 205 211
Kimco Realty Corp.
2.250% due 12/01/31 180 144
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 50 55
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 10
KLA Corp.
4.650% due 07/15/32 80 78
4.950% due 07/15/52 20 19
Kohl's Corp.
4.625% due 05/01/31 603 504
Kraft Heinz Foods Co.
Series WI
5.200% due 07/15/45 192 176
Kyndryl Holdings, Inc.
Series WI
3.150% due 10/15/31 210 176
4.100% due 10/15/41 70 53
L3Harris Technologies, Inc.
2.900% due 12/15/29 160 143
5.400% due 07/31/33 140 140
Lam Research Corp.
1.900% due 06/15/30 90 76
Las Vegas Sands Corp.
3.900% due 08/08/29 1,794 1,641
6.000% due 08/15/29 80 80
Lear Corp.
5.250% due 05/15/49 187 165
Lennar Corp.
Series WI
5.000% due 06/15/27 10 10
Lennox International, Inc.
1.700% due 08/01/27 90 81
Lithia Motors, Inc.
3.875% due 06/01/29 (Þ) 50 45
Lockheed Martin Corp.
3.900% due 06/15/32 50 47
4.800% due 08/15/34 280 273
4.500% due 05/15/36 10 9
4.150% due 06/15/53 50 40

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Lowe's Cos., Inc.
2.800% due 09/15/41 50 34
3.000% due 10/15/50 100 63
LPL Holdings, Inc.
5.700% due 05/20/27 130 131
4.625% due 11/15/27 (Þ) 272 263
6.750% due 11/17/28 90 95
Macy's Retail Holdings, Inc.
4.500% due 12/15/34 156 135
5.125% due 01/15/42 115 93
4.300% due 02/15/43 135 103
Main Street Capital Corp.
3.000% due 07/14/26 346 324
Manufacturers & Traders Trust Co.
4.650% due 01/27/26 1,355 1,330
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31 70 58
Massachusetts Mutual Life Insurance
Co.
3.375% due 04/15/50 (Þ) 50 34
Mastercard, Inc.
3.850% due 03/26/50 30 24
Mattel, Inc.
3.375% due 04/01/26 (Þ) 1,533 1,472
McDonald's Corp.
4.700% due 12/09/35 716 680
5.150% due 09/09/52 120 111
Series MTN
4.450% due 03/01/47 40 34
4.450% due 09/01/48 30 25
Medline Borrower, LP
6.250% due 04/01/29 (Þ) 160 162
Merck & Co., Inc.
2.350% due 06/24/40 40 27
Mercury General Corp.
4.400% due 03/15/27 1,536 1,482
Meritage Homes Corp.
Series WI
5.125% due 06/06/27 539 531
Micron Technology, Inc.
2.703% due 04/15/32 70 58
MidAmerican Energy Co.
3.650% due 04/15/29 50 47
3.150% due 04/15/50 60 40
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets,
Ltd.
6.500% due 06/20/27 (Þ) 66 66
Molson Coors Beverage Co.
4.200% due 07/15/46 784 627
Mondelez International, Inc.
2.625% due 09/04/50 40 24
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 592 564
5.850% due 02/15/34 (Þ) 350 356
Morgan Stanley
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 70 68
0.985% due 12/10/26 (SOFR +
0.720%)(Ê) 954 892
1.593% due 05/04/27 (SOFR +
0.879%)(Ê) 70 65
6.342% due 10/18/33 (SOFR +
2.560%)(Ê) 80 85
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 20 20
5.831% due 04/19/35 (SOFR +
1.580%)(Ê) 120 123
2.484% due 09/16/36 (SOFR +
1.360%)(Ê) 170 135
5.297% due 04/20/37 (SOFR +
2.620%)(Ê) 100 96
5.948% due 01/19/38 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.430%)(Ê) 90 89
5.942% due 02/07/39 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.800%)(Ê) 150 148
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 100 75
Series GMTN
4.431% due 01/23/30 (CME Term
SOFR 3 Month + 1.890%)(Ê) 10 10
Series MTN
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 80 73
Morgan Stanley Bank NA
Series BKNT
5.504% due 05/26/28 (SOFR +
0.865%)(Ê) 250 252
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 1,096 1,056
MPLX, LP
4.800% due 02/15/29 10 10
4.500% due 04/15/38 20 17
4.700% due 04/15/48 50 41
Murphy Oil Corp.
7.050% due 05/01/29 145 150
5.875% due 12/01/42 163 145
Navient Corp.
Series MTN
5.625% due 08/01/33 451 360
NBCUniversal Media LLC
4.450% due 01/15/43 7 6
New York Life Global Funding
4.550% due 01/28/33 (Þ) 80 76
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 100 75
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 1,133 1,068
Newell Brands, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
74 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 04/01/36 177 158
5.500% due 04/01/46 265 214
NextEra Energy Capital Holdings, Inc.
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 978 902
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 638
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/26 (Þ) 40 37
Nissan Motor Acceptance Corp.
2.000% due 03/09/26 (Þ) 110 103
Nordstrom, Inc.
6.950% due 03/15/28 347 350
4.375% due 04/01/30 200 182
5.000% due 01/15/44 364 294
Series WI
4.250% due 08/01/31 170 151
Norfolk Southern Corp.
5.550% due 03/15/34 140 143
Northrop Grumman Corp.
5.150% due 05/01/40 80 76
5.050% due 11/15/40 30 28
5.250% due 05/01/50 50 47
Northwest Pipeline LLC
7.125% due 12/01/25 250 253
Series WI
4.000% due 04/01/27 60 58
Northwestern Mutual Life Insurance
Co. (The)
3.450% due 03/30/51 (Þ) 160 110
3.625% due 09/30/59 (Þ) 80 54
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 2,263 2,042
Nuveen LLC
5.550% due 01/15/30 (Þ) 90 90
5.850% due 04/15/34 (Þ) 110 110
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 1,510 1,371
Occidental Petroleum Corp.
5.550% due 03/15/26 60 60
3.400% due 04/15/26 70 67
7.875% due 09/15/31 1,068 1,198
6.450% due 09/15/36 215 225
7.950% due 06/15/39 90 104
6.600% due 03/15/46 174 182
4.400% due 04/15/46 40 31
4.100% due 02/15/47 20 15
Ohio Edison Co.
5.500% due 01/15/33 (Þ) 90 89
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 300 290
Series WI
4.500% due 04/01/27 779 754
Oncor Electric Delivery Co. LLC
3.100% due 09/15/49 80 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.550% due 06/15/54 (Þ) 210 206
Series WI
4.150% due 06/01/32 40 37
5.650% due 11/15/33 110 113
ONEOK, Inc.
6.050% due 09/01/33 300 309
6.625% due 09/01/53 180 192
Oracle Corp.
4.300% due 07/08/34 648 590
4.000% due 07/15/46 70 53
6.900% due 11/09/52 50 56
5.550% due 02/06/53 350 331
Owl Rock Capital Corp.
4.250% due 01/15/26 920 892
Pacific Gas and Electric Co.
2.100% due 08/01/27 30 27
2.500% due 02/01/31 50 41
6.950% due 03/15/34 200 215
5.800% due 05/15/34 130 129
3.300% due 08/01/40 20 14
4.750% due 02/15/44 70 57
4.950% due 07/01/50 80 66
3.500% due 08/01/50 20 13
6.750% due 01/15/53 100 104
6.700% due 04/01/53 100 104
Series WI
3.300% due 12/01/27 950 886
PacifiCorp
5.450% due 02/15/34 320 316
Parsley Energy LLC / Parsley Finance
Corp.
4.125% due 02/15/28 (Þ) 10 10
PayPal Holdings, Inc.
3.250% due 06/01/50 30 20
5.250% due 06/01/62 20 18
Pennsylvania Electric Co.
5.150% due 03/30/26 (Þ) 680 675
PepsiCo, Inc.
2.625% due 10/21/41 455 317
Permian Resources Corp.
5.375% due 01/15/26 (Þ) 130 129
Perrigo Finance Unlimited Co.
4.900% due 12/15/44 248 197
Pfizer, Inc.
5.110% due 05/19/43 230 219
5.300% due 05/19/53 140 135
5.340% due 05/19/63 30 28
PG&E Wildfire Recovery Funding LLC
Series A-3
5.081% due 06/01/41 120 119
Series A-4
5.212% due 12/01/47 30 29
Philip Morris International, Inc.
2.100% due 05/01/30 70 59
1.750% due 11/01/30 130 106

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.125% due 02/13/31 220 218
5.250% due 02/13/34 40 39
6.375% due 05/16/38 664 713
Piedmont Operating Partnership, LP
9.250% due 07/20/28 691 737
Plains All American Pipeline, LP
Series B
9.694% due 12/31/99 (CME Term
SOFR 3 Month + 4.372%)(Ê)(ƒ) 250 249
Plains All American Pipeline, LP / PAA
Finance Corp.
4.650% due 10/15/25 891 879
Series WI
6.700% due 05/15/36 10 11
PM General Purchaser LLC
9.500% due 10/01/28 (Þ) 140 143
PNC Financial Services Group, Inc.
(The)
Series W
6.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 7 Year + 2.808%)(Ê)(ƒ) 170 166
PRA Health Sciences, Inc.
2.875% due 07/15/26 (Þ) 196 186
Prospect Capital Corp.
3.706% due 01/22/26 (Ñ) 1,694 1,613
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
LIBOR + 2.380%)(Ê) 1,023 967
QUALCOMM, Inc.
4.500% due 05/20/52 50 43
QVC, Inc.
5.950% due 03/15/43 196 112
Radian Group, Inc.
4.875% due 03/15/27 676 662
Raytheon Technologies Corp.
4.625% due 11/16/48 130 112
5.375% due 02/27/53 100 95
Regal Rexnord Corp.
Series WI
6.050% due 02/15/26 460 461
Reliance Standard Life Global Funding
II
1.512% due 09/28/26 (Þ) 310 281
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 406 364
Series REGS
4.625% due 04/16/29 (Þ) 279 250
Rocket Mortgage LLC / Rocket
Mortgage Co-Issuer, Inc.
2.875% due 10/15/26 (Þ) 100 93
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 503 474
4.800% due 05/15/30 (Þ) 173 160
6.875% due 04/15/40 (Þ) 258 247
Royal Caribbean Cruises, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 10/15/27 230 242
3.700% due 03/15/28 246 230
6.250% due 03/15/32 (Þ) 80 81
RPM International, Inc.
3.750% due 03/15/27 909 872
RTX Corp.
6.100% due 03/15/34 450 474
S&P Global, Inc.
3.250% due 12/01/49 10 7
Sabra Health Care, LP
Series WI
5.125% due 08/15/26 1,485 1,462
Safeway, Inc.
7.250% due 02/01/31 200 213
San Diego Gas & Electric Co.
Series RRR
3.750% due 06/01/47 100 75
Series VVV
1.700% due 10/01/30 70 57
Santander Holdings USA, Inc.
5.807% due 09/09/26 (SOFR +
2.328%)(Ê) 860 856
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 683 629
SCE Recovery Funding LLC
Series A-1
4.697% due 06/15/40 75 73
Seagate HDD Cayman
4.875% due 06/01/27 380 371
4.091% due 06/01/29 219 203
5.750% due 12/01/34 207 201
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 349 359
Sempra Energy
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 953 877
Senior Housing Properties Trust
4.750% due 02/15/28 171 141
Service Properties Trust
5.250% due 02/15/26 232 225
4.750% due 10/01/26 183 171
4.950% due 02/15/27 150 136
3.950% due 01/15/28 162 136
4.950% due 10/01/29 164 124
4.375% due 02/15/30 164 116
Shell International Finance BV
4.375% due 05/11/45 60 51
SilverBow Resources, Inc.
13.089% due 12/15/28 (CME Term
SOFR 3 Month + 7.750%)(Ê)(Þ) 402 421
Sixth Street Specialty Lending, Inc.
2.500% due 08/01/26 1,605 1,489
Skyworks Solutions, Inc.
1.800% due 06/01/26 1,750 1,627

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
76 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 759 731
Solventum Corp.
5.450% due 03/13/31 (Þ) 130 128
5.600% due 03/23/34 (Þ) 190 187
5.900% due 04/30/54 (Þ) 100 96
Southern California Edison Co.
2.250% due 06/01/30 100 85
4.000% due 04/01/47 1,107 847
3.650% due 02/01/50 100 71
5.750% due 04/15/54 110 108
Series C
4.125% due 03/01/48 80 62
Series G
2.500% due 06/01/31 110 92
Southern Co. (The)
Series 21-A
3.750% due 09/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.915%)(Ê) 451 424
Series B
4.000% due 01/15/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.733%)(Ê) 222 215
Southern Co. Gas Capital Corp.
6.000% due 10/01/34 196 197
Southwestern Energy Co.
8.375% due 09/15/28 10 10
4.750% due 02/01/32 80 74
Sprint LLC
7.625% due 03/01/26 728 748
Starbucks Corp.
4.300% due 06/15/45 185 152
State Street Corp.
Series I
6.700% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.613%)(Ê)(ƒ) 90 91
Steelcase, Inc.
5.125% due 01/18/29 363 344
Sunoco Logistics Partners Operations,
LP
3.900% due 07/15/26 90 87
SunTrust Banks, Inc.
Series BKNT
4.050% due 11/03/25 70 69
Synchrony Financial
5.625% due 08/23/27 909 901
Synovus Financial Corp.
5.625% due 02/15/28 1,648 1,592
Tapestry, Inc.
7.050% due 11/27/25 50 51
7.000% due 11/27/26 310 319
Targa Resources Corp.
4.200% due 02/01/33 130 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
6.875% due 01/15/29 130 133
5.500% due 03/01/30 30 30
4.875% due 02/01/31 200 191
4.000% due 01/15/32 150 135
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 140 124
Tenet Healthcare Corp.
6.875% due 11/15/31 310 327
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/37 608 694
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 854 806
Texas Instruments, Inc.
3.650% due 08/16/32 70 64
3.875% due 03/15/39 60 52
Thermo Fisher Scientific, Inc.
5.300% due 02/01/44 920 897
Time Warner Cable Enterprises LLC
8.375% due 07/15/33 100 110
Time Warner Cable LLC
6.550% due 05/01/37 90 85
7.300% due 07/01/38 180 182
5.500% due 09/01/41 666 555
T-Mobile USA, Inc.
2.625% due 02/15/29 60 54
Series WI
3.750% due 04/15/27 931 895
2.550% due 02/15/31 824 699
3.000% due 02/15/41 100 72
3.300% due 02/15/51 90 61
Toledo Hospital (The)
4.982% due 11/15/45 125 91
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 1,767 1,707
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 384 371
TopBuild Corp.
3.625% due 03/15/29 (Þ) 40 36
Toyota Motor Credit Corp.
5.250% due 09/11/28 90 91
Transcontinental Gas Pipe Line Co.
LLC
4.450% due 08/01/42 80 70
Transocean, Inc.
7.500% due 04/15/31 105 99
6.800% due 03/15/38 352 292
Travel + Leisure Co.
5.750% due 04/01/27 460 459
Truist Financial Corp.
6.047% due 06/08/27 (SOFR +
2.050%)(Ê) 1,110 1,118

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 582 571
5.867% due 06/08/34 (SOFR +
2.361%)(Ê) 10 10
Tyson Foods, Inc.
3.550% due 06/02/27 992 948
Union Pacific Corp.
3.750% due 02/05/70 10 7
Series WI
2.891% due 04/06/36 110 89
3.839% due 03/20/60 60 44
United Airlines Pass-Through Trust
5.800% due 01/15/36 1,678 1,703
Series 2020-1 Class B
4.875% due 01/15/26 146 144
Series A
3.100% due 10/07/28 73 66
Series AA
4.150% due 08/25/31 503 472
2.700% due 05/01/32 549 475
United Airlines, Inc.
4.625% due 04/15/29 (Þ) 30 28
Series 144a
4.375% due 04/15/26 (Þ) 220 213
United Rentals NA, Inc.
3.875% due 11/15/27 210 198
United States Cellular Corp.
6.700% due 12/15/33 385 409
United States Steel Corp.
6.650% due 06/01/37 148 147
UnitedHealth Group, Inc.
5.350% due 02/15/33 230 233
5.700% due 10/15/40 60 61
4.750% due 05/15/52 40 35
5.875% due 02/15/53 10 10
5.375% due 04/15/54 180 175
Unum Group
5.750% due 08/15/42 796 765
US Airways Pass-Through Trust
Class A
3.950% due 11/15/25 150 146
Valley National Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.360%)(Ê) 281 219
Verizon Communications, Inc.
7.750% due 12/01/30 100 114
4.500% due 08/10/33 180 169
5.250% due 03/16/37 60 59
2.650% due 11/20/40 50 34
5.500% due 03/16/47 10 10
4.000% due 03/22/50 40 31
2.875% due 11/20/50 90 57
5.500% due 02/23/54 40 39
Series WI
4.329% due 09/21/28 53 52
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.987% due 10/30/56 60 37
VICI Properties, Inc.
4.500% due 09/01/26 (Þ) 283 275
4.500% due 01/15/28 (Þ) 100 96
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 1,564 1,495
6.000% due 04/15/34 (Þ) 150 150
Vontier Corp.
Series WI
1.800% due 04/01/26 170 159
2.400% due 04/01/28 130 115
Vornado Realty, LP
3.400% due 06/01/31 143 112
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 944 818
Walgreens Boots Alliance, Inc.
3.200% due 04/15/30 402 337
4.500% due 11/18/34 184 156
4.800% due 11/18/44 356 280
4.100% due 04/15/50 280 192
Walt Disney Co. (The)
Series WI
6.650% due 11/15/37 40 45
WarnerMedia Holdings, Inc.
Series WI
5.050% due 03/15/42 734 597
Wells Fargo & Co.
3.000% due 10/23/26 80 76
3.584% due 05/22/28 (CME Term
SOFR 3 Month + 1.572%)(Ê) 1,606 1,530
3.068% due 04/30/41 (SOFR +
2.530%)(Ê) 140 103
5.375% due 11/02/43 110 103
4.650% due 11/04/44 10 8
5.013% due 04/04/51 (CME Term
SOFR 3 Month + 4.502%)(Ê) 80 73
Welltower, Inc.
3.850% due 06/15/32 80 72
Western Digital Corp.
4.750% due 02/15/26 204 200
Western Midstream Operating, LP
4.650% due 07/01/26 100 98
4.500% due 03/01/28 50 48
4.050% due 02/01/30 70 65
6.150% due 04/01/33 120 123
5.450% due 04/01/44 20 18
5.500% due 08/15/48 40 35
5.250% due 02/01/50 60 53
Westinghouse Air Brake Technologies
Corp.
Series WI
3.450% due 11/15/26 963 920
Williams Cos., Inc. (The)
7.750% due 06/15/31 130 144

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
78 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xcel Energy, Inc.
1.750% due 03/15/27 1,116 1,015
Xerox Corp.
4.800% due 03/01/35 509 351
XPO CNW, Inc.
6.700% due 05/01/34 294 303
XPO, Inc.
6.250% due 06/01/28 (Þ) 1,361 1,365
Zions Bancorp NA
3.250% due 10/29/29 953 797
208,629
International Debt - 14.3%
ACWA Power Management and
Investments One, Ltd.
5.950% due 12/15/39 (Þ) 249 240
Aegon, Ltd.
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 1,630 1,568
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/30/32 150 129
3.850% due 10/29/41 150 117
AES Panama Generation Holdings SRL
4.375% due 05/31/30 (Þ) 818 712
Alibaba Group Holding, Ltd.
3.150% due 02/09/51 290 186
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 1,623 1,544
AMMC CLO 23, Ltd.
Series 2020-23A Class BR2
2.103% due 04/17/35 (CME Term
SOFR 3 Month + 2.050%)(Ê)(Þ) 150 150
Anglo American Capital PLC
5.750% due 04/05/34 (Þ) 200 200
Anheuser-Busch InBev Worldwide, Inc.
5.000% due 06/15/34 240 238
Apidos CLO XXVI
Series 26A-A2R
7.072% due 07/18/29 (CME Term
SOFR 3 Month + 1.762%)(Ê)(Þ) 250 250
Arbor Realty CLO, Ltd.
Series 2022-FL1 Class A
1.500% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 3,050 3,037
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2022-FL2 Class A
6.710% due 05/15/37 (CME Term
SOFR 1 Month + 1.850%)(Ê)(Þ) 2,637 2,633
Argentine Republic Government
International Bond
1.000% due 07/09/29 34 20
Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/29 200 201
Banco Santander SA
6.607% due 11/07/28 200 210
Series _
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.625% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.298%)(Ê)(ƒ) 200 222
Bank of Nova Scotia (The)
4.500% due 12/16/25 957 942
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 717 646
8.625% due 10/27/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.389%)(Ê) 200 210
Barclays PLC
5.200% due 05/12/26 1,360 1,344
4.836% due 05/09/28 295 285
Barrick NA Finance LLC
5.700% due 05/30/41 100 99
BAT Capital Corp.
4.700% due 04/02/27 733 722
2.259% due 03/25/28 40 36
6.000% due 02/20/34 70 71
3.734% due 09/25/40 90 67
7.079% due 08/02/43 119 125
Series WI
3.557% due 08/15/27 26 25
4.390% due 08/15/37 163 138
BAT International Finance PLC
1.668% due 03/25/26 837 784
5.931% due 02/02/29 220 225
Bayer US Finance II LLC
4.250% due 12/15/25 (Þ) 1,015 993
Bellemeade Re, Ltd.
Series 2021-3A Class A2
1.050% due 09/25/31 (SOFR 30 Day
Average + 1.000%)(Ê)(Þ) 2,380 2,380
Series 2023-1 Class M1A
7.521% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 1,426 1,437
Benin Government International Bond
7.960% due 02/13/38 (Þ) 200 186
BNP Paribas SA
1.323% due 01/13/27 (SOFR +
1.004%)(Ê)(Þ) 744 694
4.625% due 03/13/27 (Þ) 847 824
4.375% due 03/01/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.483%)(Ê)
(Þ) 124 117
5.894% due 12/05/34 (SOFR +
1.866%)(Ê)(Þ) 260 266
7.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.899%)(Ê)(ƒ)(Þ) 360 363
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.969%)(Ê)(ƒ)(Þ) 200 212
BPCE SA

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.936% due 05/30/35 (SOFR +
1.850%)(Ê)(Þ) 290 289
Brazil Government International Bond
6.125% due 03/15/34 230 221
Bristol Park CLO, Ltd.
Series 2020-1A Class BR
6.710% due 04/15/29 (USD 3 Month
LIBOR + 1.450%)(Ê)(Þ) 250 250
British Airways Pass-Through Trust
3.350% due 06/15/29 (Þ) 67 63
British Telecommunications PLC
9.625% due 12/15/30 40 49
Brookfield Finance, Inc.
3.450% due 04/15/50 827 569
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 656
Canadian Pacific Railway Co.
3.100% due 12/02/51 50 33
6.125% due 09/15/15 656 666
Celulosa Arauco y Constitucion SA
4.250% due 04/30/29 (Þ) 220 205
Series WI
3.875% due 11/02/27 1,520 1,421
Cencosud SA
4.375% due 07/17/27 (Þ) 1,651 1,588
CI Financial Corp.
7.500% due 05/30/29 (Þ) 300 297
3.200% due 12/17/30 1,312 1,034
Comision Federal de Electricidad
3.348% due 02/09/31 (Þ) 200 165
Credit Agricole SA
5.589% due 07/05/26 (Þ) 250 251
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 1,659 1,540
5.514% due 07/05/33 (Þ) 250 252
8.125% due 12/29/49 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 6.185%)(Ê)
(ƒ)(Þ) 600 609
CSL UK Holdings, Ltd.
3.850% due 04/27/27 (Þ) 40 39
4.050% due 04/27/29 (Þ) 30 29
4.250% due 04/27/32 (Þ) 70 66
Daimler Truck Finance NA LLC
5.125% due 09/25/27 (Þ) 190 189
5.375% due 01/18/34 (Þ) 190 188
5.375% due 06/25/34 (Þ) 150 148
Danske Bank A/S
0.976% due 09/10/25 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.550%)(Ê)(Þ) 270 267
6.466% due 01/09/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 230 231
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.621% due 09/11/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.350%)(Ê)(Þ) 1,469 1,396
6.259% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.180%)(Ê)(Þ) 135 136
1.549% due 09/10/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.730%)(Ê)(Þ) 200 184
5.427% due 03/01/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.950%)(Ê)(Þ) 280 280
Delhaize America, Inc.
9.000% due 04/15/31 154 182
Deutsche Bank AG
2.129% due 11/24/26 (SOFR +
1.870%)(Ê) 1,480 1,405
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 276 260
Deutsche Telekom International Finance
BV
8.750% due 06/15/30 50 58
DNB Bank ASA
1.127% due 09/16/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 0.850%)(Ê)(Þ) 1,139 1,078
Eagle RE, Ltd.
Series 2021-2 Class M1B
2.099% due 04/25/34 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 677 679
Series 2021-2 Class M1C
4.035% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 2,001 2,046
Series 2021-2 Class M2
4.299% due 04/25/34 (SOFR 30 Day
Average + 4.250%)(Ê)(Þ) 1,650 1,722
Ecopetrol SA
4.625% due 11/02/31 50 41
8.375% due 01/19/36 150 147
5.875% due 05/28/45 80 57
5.875% due 11/02/51 70 49
Element Fleet Management Corp.
6.271% due 06/26/26 (Þ) 1,415 1,432
5.643% due 03/13/27 (Þ) 210 211
Emera US Finance, LP
Series WI
3.550% due 06/15/26 1,335 1,280
Enbridge, Inc.
5.700% due 03/08/33 550 554
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 424 424
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 625 607

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
80 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Enel Finance America LLC
7.100% due 10/14/27 (Þ) 779 818
Enel Finance International NV
6.800% due 10/14/25 (Þ) 623 633
1.375% due 07/12/26 (Þ) 157 145
Eni USA, Inc.
7.300% due 11/15/27 1,300 1,380
Eurosail PLC
Series 2006-2A Class B1B
5.009% due 12/15/44 (USD 3 Month
LIBOR + 0.240%)(Ê)(Þ) 565 561
Export-Import Bank of Korea (The)
4.875% due 01/11/26 1,160 1,157
Fortis, Inc.
Series WI
3.055% due 10/04/26 1,417 1,345
Freeport Indonesia PT
6.200% due 04/14/52 (Þ) 427 421
Fresenius Medical Care AG & Co.
KGaA
1.875% due 12/01/26 (Þ) 1,184 1,079
Fresnillo PLC
4.250% due 10/02/50 (Þ) 260 191
Galaxy XXVI CLO, Ltd.
Series 2024-26A Class BR
7.927% due 11/22/31 (CME Term
SOFR 3 Month + 2.600%)(Ê)(Þ) 250 250
Garda World Security Corp. 2022 Term
Loan
9.594% due 02/01/29 (USD 3 Month
LIBOR + 4.250%)(Ê) 69 69
GE Capital European Funding Unltd.
Co.
6.025% due 03/01/38 EUR 40 53
Glencore Funding LLC
1.625% due 09/01/25 (Þ) 90 86
Global Auto Holdings, Ltd. / AAG FH
UK, Ltd.
8.750% due 01/15/32 (Þ) 280 268
Greystone Commercial Real Estate
Notes
Series 2024-HC3 Class D
10.663% due 03/15/41 (CME Term
SOFR 1 Month + 5.333%)(Ê)(Þ) 110 110
Grifols Worldwide Operations USA,
Inc. Term Loan B
7.444% due 11/15/27 (USD 1 Month
LIBOR + 2.000%)(Ê) 167 164
Harbor Park CLO, Ltd.
Series 2024-1A Class B1R
7.030% due 01/20/31 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 100 100
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.459% due 09/17/36 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 1,340 1,331
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Highlands Holdings Bond Issuer, Ltd. /
Highlands Holdings Bond Co.-Issuer,
Inc.
7.625% due 10/15/25 (Þ) 502 503
HSBC Holdings PLC
2.999% due 03/10/26 (SOFR +
1.430%)(Ê) 200 196
1.589% due 05/24/27 (SOFR +
1.290%)(Ê) 970 904
5.597% due 05/17/28 (SOFR +
1.060%)(Ê) 210 211
5.733% due 05/17/32 (SOFR +
1.520%)(Ê) 210 211
7.625% due 05/17/32 669 732
5.719% due 03/04/35 (SOFR +
1.780%)(Ê) 410 412
Hudbay Minerals, Inc.
4.500% due 04/01/26 (Þ) 250 245
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 1,410 1,354
5.875% due 07/01/34 (Þ) 200 196
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 892 831
InRetail Consumer
3.250% due 03/22/28 (Þ) 553 499
Intesa Sanpaolo SpA
7.000% due 11/21/25 (Þ) 1,035 1,052
7.200% due 11/28/33 (Þ) 350 374
7.800% due 11/28/53 (Þ) 86 95
Israel Government International Bond
5.500% due 03/12/34 780 740
Ivory Coast Government International
Bond
7.625% due 01/30/33 (Þ) 200 194
JDE Peet's NV
1.375% due 01/15/27 (Þ) 1,767 1,599
Jordan Government International Bond
4.950% due 07/07/25 (Þ) 310 301
KBC Groep NV
5.796% due 01/19/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.100%)(Ê)(Þ) 534 538
Kookmin Bank
4.350% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.639%)(Ê)(ƒ)(Þ) 714 713
LCM XXIII, Ltd.
Series 2020-23A Class A1R
2.205% due 10/20/29 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 264 264
Lloyds Banking Group PLC
4.650% due 03/24/26 162 159
3.574% due 11/07/28 (USD 3 Month
LIBOR + 1.205%)(Ê) 248 233

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 12/31/99 (USD ICE
Swap Rate NY 5 Year Rate +
4.496%)(Ê)(ƒ) 200 200
Series WI
4.582% due 12/10/25 827 812
Macquarie Bank, Ltd.
5.272% due 07/02/27 (Þ) 260 260
Madison Park Funding XVII, Ltd.
Series 2021-17A Class AR2
3.732% due 07/21/30 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 1,971 1,973
Madison Park Funding XXIV, Ltd.
Series 2024-24A Class BR2
6.879% due 10/20/29 (CME Term
SOFR 3 Month + 1.550%)(Ê)(Þ) 250 250
Magnetite XXIX, Ltd.
Series 2021-29A Class B
7.056% due 01/15/34 (CME Term
SOFR 3 Month + 1.662%)(Ê)(Þ) 250 250
Manulife Financial Corp.
4.061% due 02/24/32 (USD ICE
Swap Rate NY 5 Year Rate +
1.647%)(Ê) 1,613 1,545
Melco Resorts Finance, Ltd.
5.375% due 12/04/29 (Þ) 240 214
7.625% due 04/17/32 (Þ) 200 198
Methanex Corp.
5.250% due 12/15/29 347 335
5.650% due 12/01/44 151 130
Mexico Government International Bond
3.500% due 02/12/34 240 195
6.000% due 05/07/36 200 195
4.350% due 01/15/47 200 149
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 791 756
NatWest Group PLC
5.516% due 09/30/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.270%)(Ê) 935 935
3.754% due 11/01/29 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.100%)(Ê) 200 198
8.125% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.752%)(Ê)(ƒ) 200 202
NBK Tier 1 Financing 2, Ltd.
4.500% due 12/31/99 (USD Constant
Maturity 6 Year Rate + 2.832%)(Ê)
(ƒ)(Þ) 779 753
Neuberger Berman Loan Advisers CLO
30, Ltd.
Series 2021-30A Class BR
6.979% due 01/20/31 (CME Term
SOFR 3 Month + 1.662%)(Ê)(Þ) 310 310
Nippon Life Insurance Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 01/21/51 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.653%)(Ê)(Þ) 250 208
Nissan Motor Co., Ltd.
3.522% due 09/17/25 (Þ) 200 194
Nokia OYJ
4.375% due 06/12/27 1,523 1,485
NTT Finance Corp.
5.136% due 07/02/31 (Þ) 480 477
Oaktown Re III, Ltd.
Series 2019-1A Class M1B
2.080% due 07/25/29 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 280 280
Oaktown Re VI, Ltd.
Series 2021-1A Class M1B
2.060% due 10/25/33 (SOFR 30 Day
Average + 2.050%)(Ê)(Þ) 337 338
Oaktown Re VII, Ltd.
Series 2021-2 Class M1A
1.650% due 04/25/34 (SOFR 30 Day
Average + 1.600%)(Ê)(Þ) 280 280
Oaktown Re, Ltd.
Series 2021-1A Class M1C
3.010% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 1,475 1,498
OCP SA
3.750% due 06/23/31 (Þ) 200 172
Octagon Investment Partners 30, Ltd.
Series 2021-1A Class A1R
6.586% due 03/17/30 (CME Term
SOFR 3 Month + 1.262%)(Ê)(Þ) 1,092 1,093
Open Text Corp.
6.900% due 12/01/27 (Þ) 323 335
OZLM Funding II, Ltd.
Series 2024-2A Class A2RA
7.130% due 07/30/31 (CME Term
SOFR 3 Month + 1.800%)(Ê)(Þ) 250 250
Peruvian Government International
Bond
2.783% due 01/23/31 70 60
Petrobras Global Finance BV
6.900% due 03/19/49 150 142
5.500% due 06/10/51 40 32
Petroleos del Peru SA
5.625% due 06/19/47 (Þ) 200 127
Petroleos Mexicanos
Series WI
6.875% due 10/16/25 250 249
Prologis, LP
4.000% due 05/05/34 EUR 130 139
Prosus NV
4.027% due 08/03/50 (Þ) 909 614
Provincia de Buenos Aires
6.625% due 09/01/37 (~)(Ê)(Þ) 466 192
Provincia de Cordoba
7.125% due 12/10/25 (~)(Ê)(Þ) 100 92

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
82 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.450% due 06/01/27 (~)(Ê)(Þ) 230 196
Puma International Financing SA
7.750% due 04/25/29 (Þ) 220 222
Radnor RE, Ltd.
Series 2021-1 Class M1C
2.710% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 596 601
Series 2021-2 Class M1A
1.898% due 11/25/31 (SOFR 30 Day
Average + 1.850%)(Ê)(Þ) 8 8
Series 2023-1 Class M1A
7.767% due 07/25/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 1,285 1,302
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 633 600
Renesas Electronics Corp.
2.170% due 11/25/26 (Þ) 913 845
Reynolds American, Inc.
5.850% due 08/15/45 70 65
Rogers Communications, Inc.
5.000% due 02/15/29 250 247
Romania Government International
Bond
5.875% due 01/30/29 (Þ) 870 864
Royal Bank of Canada
Series GMTN
5.150% due 02/01/34 60 60
RWE Finance US LLC
5.875% due 04/16/34 (Þ) 330 330
Sands China, Ltd.
Series WI
5.125% due 08/08/25 200 198
Santander UK Group Holdings PLC
1.673% due 06/14/27 (SOFR +
0.989%)(Ê) 736 680
Class N
4.750% due 09/15/25 (Þ) 701 690
Sasol Financing USA LLC
8.750% due 05/03/29 (Þ) 250 254
Saudi Arabian Oil Co.
1.625% due 11/24/25 (Þ) 942 892
SK Hynix, Inc.
1.500% due 01/19/26 (Þ) 1,581 1,484
Smurfit Kappa Treasury Funding, Ltd.
7.500% due 11/20/25 128 131
5.200% due 01/15/30 (Þ) 210 209
Societe Generale SA
4.750% due 11/24/25 (Þ) 878 860
1.488% due 12/14/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 678 634
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 174 161
Sodexo, Inc.
1.634% due 04/16/26 (Þ) 1,595 1,484
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern Copper Corp.
5.250% due 11/08/42 60 56
St. Marys Cement, Inc.
5.750% due 04/02/34 (Þ) 360 353
Standard Chartered PLC
1.456% due 01/14/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.000%)(Ê)(Þ) 1,496 1,401
4.866% due 03/15/33 (USD ICE
Swap Rate NY 5 Year Rate +
1.970%)(Ê)(Þ) 189 181
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 195 196
Suncor Energy, Inc.
7.150% due 02/01/32 769 840
SURA Asset Management SA
4.375% due 04/11/27 (Ñ)(Þ) 707 688
Suzano Austria GmbH
5.750% due 07/14/26 (Þ) 1,309 1,311
Teck Resources, Ltd.
6.250% due 07/15/41 20 20
5.400% due 02/01/43 60 55
Series WI
3.900% due 07/15/30 90 83
Telefonica Emisiones SA
5.213% due 03/08/47 150 132
Tesco PLC
6.150% due 11/15/37 (Þ) 623 624
T-Mobile USA, Inc.
3.700% due 05/08/32 EUR 200 215
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 1,538 1,464
8.125% due 10/31/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.075%)(Ê) 200 207
7.250% due 07/31/84 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.977%)(Ê) 200 199
TransAlta Corp.
6.500% due 03/15/40 252 250
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 430 390
TSMC Arizona Corp.
2.500% due 10/25/31 200 169
UBS Group AG
1.364% due 01/30/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.080%)(Ê)(Þ) 984 919
9.250% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.758%)(Ê)(ƒ)(Þ) 250 280
Series WI

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 06/26/48 200 176
UniCredit SpA
2.569% due 09/22/26 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.300%)(Ê)(Þ) 117 112
1.982% due 06/03/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.200%)(Ê)(Þ) 1,053 982
7.296% due 04/02/34 (USD ICE
Swap Rate NY 5 Year Rate +
4.914%)(Ê)(Þ) 198 202
UPM-Kymmene OYJ
7.450% due 11/26/27 (Þ) 699 730
Vale Overseas, Ltd.
6.875% due 11/10/39 144 154
Var Energi ASA
7.500% due 01/15/28 (Þ) 840 883
8.000% due 11/15/32 (Þ) 268 300
Verdelite Static CLO, Ltd.
Series 2024-1A Class B
1.000% due 07/20/32 (CME Term
SOFR 3 Month + 1.650%)(Ê)(Þ) 110 110
Vodafone Group PLC
6.150% due 02/27/37 50 53
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 886 913
WEA Finance LLC / Westfield UK &
Europe Finance PLC
2.875% due 01/15/27 (Þ) 982 912
4.750% due 09/17/44 (Þ) 200 153
Weir Group PLC (The)
2.200% due 05/13/26 (Þ) 1,007 945
Westpac Banking Corp.
2.668% due 11/15/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.750%)(Ê) 100 83
3.020% due 11/18/36 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.530%)(Ê) 100 82
Wipro IT Services LLC
1.500% due 06/23/26 (Þ) 819 761
Yamana Gold, Inc.
2.630% due 08/15/31 30 25
Series WI
4.625% due 12/15/27 310 300
Yara International ASA
3.800% due 06/06/26 (Þ) 1,441 1,391
ZF NA Capital, Inc.
6.750% due 04/23/30 (Þ) 150 153
123,695
Loan Agreements - 0.2%
Alterra Mountain Co. Term Loan B4
8.594% due 08/17/28 (USD 1 Month
LIBOR + 3.250%)(Ê) 65 65
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Asplundh Tree Expert LLC Term Loan
B
7.194% due 09/04/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 169 169
Caesars Entertainment, Inc. 2024 Term
Loan B1
8.097% due 01/24/31 (USD 3 Month
LIBOR + 2.750%)(Ê) 148 148
GFL Environmental, Inc. 2023 First
Lien Term Loan
7.826% due 05/31/27 (USD 3 Month
LIBOR + 2.500%)(Ê) 8 8
Nexstar Broadcasting, Inc. Term Loan
B4
7.958% due 09/19/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 210 211
NRG Energy, Inc. 2024 Term Loan
7.344% due 03/27/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 170 170
Phoenix Guarantor, Inc. 2024 Term
Loan
8.594% due 02/21/31 (USD 1 Month
LIBOR + 3.250%)(Ê) 118 118
Truist Insurance Holdings LLC 1st Lien
Term Loan
8.585% due 05/06/31 (USD 3 Month
LIBOR + 3.250%)(Ê) 250 250
Vistra Operations Co. LLC Term Loan
B
8.094% due 03/20/31 (USD 1 Month
LIBOR + 2.750%)(Ê) 279 280
1,419
Mortgage-Backed Securities - 25.8%
2023-MIC Trust (The)
Series 2023-MIC Class A
8.437% due 11/05/28 (~)(Ê)(Þ) 160 172
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (USD 1 Month
LIBOR + 0.400%)(Ê) 220 138
Barclays PLC
Series 2022-RPL1 Class A
4.250% due 02/25/28 (~)(Ê)(Þ) 626 599
BRAVO Residential Funding Trust
Series 2023-NQM5 Class A1
6.505% due 06/25/63 (~)(Ê)(Þ) 92 93
Series 2023-NQM5 Class A3
7.012% due 06/25/63 (~)(Ê)(Þ) 143 143
BX Commercial Mortgage Trust
Series 2021-CIP Class D
1.771% due 12/15/28 (USD 1 Month
LIBOR + 1.671%)(Ê)(Þ) 2,674 2,627
BX Trust
Series 2024-BIO Class C
7.940% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 5,702 5,677
Series 2024-MDHS Class A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
84 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.991% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 3,058 3,050
Series 2024-MDHS Class B
7.191% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 1,850 1,845
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 987 982
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 2,699
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,322
CORE Mortgage Trust
Series 2019 Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 1,216 1,121
CRSO Trust
Series 2023-BRND
7.121% due 07/10/28 160 166
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 713
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 212 180
DK Trust
Series 2024-SPBX Class A
6.850% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 751 746
Eagle RE, Ltd.
Series 2021-1 Class M2
9.765% due 10/25/33 (SOFR 30 Day
Average + 4.450%)(Ê)(Þ) 1,060 1,091
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
1.619% due 11/15/36 (USD 1 Month
LIBOR + 1.518%)(Ê)(Þ) 2,547 2,507
Fannie Mae
2.600% due 2031 375 327
6.000% due 2032 7 7
5.000% due 2033 2 2
5.500% due 2034 6 6
4.500% due 2035 143 139
5.500% due 2037 44 44
5.500% due 2038 184 183
6.000% due 2039 16 16
4.000% due 2040 118 112
5.500% due 2040 217 215
6.000% due 2040 48 49
4.000% due 2041 176 167
6.000% due 2041 77 79
3.500% due 2043 403 368
4.000% due 2044 402 380
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 2045 463 419
3.000% due 2046 70 61
3.500% due 2046 99 90
4.000% due 2046 478 448
4.500% due 2046 166 160
3.000% due 2047 278 242
3.500% due 2047 216 195
4.000% due 2047 39 37
4.500% due 2048 557 533
5.000% due 2048 108 106
3.000% due 2049 3,138 2,703
4.000% due 2049 534 499
5.000% due 2049 244 240
2.500% due 2050 5,901 4,834
3.000% due 2050 6,034 5,197
2.000% due 2051 11,426 9,004
2.500% due 2051 467 386
4.000% due 2052 4,995 4,574
5.000% due 2053 2,981 2,886
5.500% due 2053 4,485 4,439
5.500% due 2054 500 493
30 Year TBA(Ï)
5.000% 1,849 1,786
5.500% 21,850 21,549
6.000% 24,599 24,667
Fannie Mae Connecticut Avenue
Securities Trust
Series 2023-R08 Class 1M1
6.821% due 10/25/43 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 134 135
Series 2023-R08 Class 1M2
7.821% due 10/25/43 (SOFR 30 Day
Average + 2.500%)(Ê)(Þ) 180 186
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 2 2
Series 2004-W5 Class A1
6.000% due 02/25/47 86 88
Series 2005-24 Class ZE
5.000% due 04/25/35 71 71
FIGRE Trust
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 2,267 2,267
Freddie Mac
5.500% due 2038 137 139
6.000% due 2038 38 39
5.000% due 2040 68 67
4.000% due 2041 496 469
4.500% due 2041 69 67
5.500% due 2041 81 81
3.500% due 2043 262 240
4.000% due 2044 179 168
3.500% due 2045 374 339
4.000% due 2045 177 166
3.000% due 2046 1,306 1,143
4.000% due 2046 87 82

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 2047 461 403
3.000% due 2048 70 61
4.000% due 2048 509 475
4.500% due 2048 127 122
3.000% due 2049 164 142
2.500% due 2050 1,464 1,218
3.000% due 2050 2,454 2,118
2.000% due 2051 1,945 1,531
2.500% due 2051 68 57
4.000% due 2052 6,002 5,503
5.500% due 2053 4,681 4,617
6.000% due 2054 4,386 4,399
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 24 24
Series 2006-R007 Class ZA
6.000% due 05/15/36 83 86
Series 2010-3632 Class PK
5.000% due 02/15/40 34 34
Series 2010-3653 Class B
4.500% due 04/15/30 60 59
Series 2012-4010 Class KM
3.000% due 01/15/42 29 27
FS Commercial Mortgage Trust
Series 2023-4SZN Class B
7.544% due 11/10/27 (~)(Ê)(Þ) 130 135
Ginnie Mae II
2.500% due 2052 6,406 5,385
30 Year TBA(Ï)
5.500% 8,760 8,691
6.000% 15,000 15,062
6.500% 13,700 13,895
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.322% due 09/10/38 (~)(Ê)(Þ) 1,999 1,947
Series 2023-SHIP Class B
5.101% due 09/06/26 (~)(Ê)(Þ) 120 117
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 189
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 78 69
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 130 113
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 3,218 2,910
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,740 2,470
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 709 612
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 2,658 2,270
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 1,236 1,054
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 2,643 2,256
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,284 1,121
Series 2023-HE2 Class A1
7.016% due 03/25/54 (SOFR 30 Day
Average + 1.700%)(Ê)(Þ) 1,573 1,586
Series 2024-HE1 Class A1
6.820% due 08/25/54 (SOFR 30 Day
Average + 1.500%)(Ê)(Þ) 921 926
Series 2024-HE2 Class A1
6.524% due 10/25/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 866 867
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
0.951% due 04/15/26 (USD 1 Month
LIBOR + 0.801%)(Ê)(Þ) 4,196 4,162
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,156
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 84
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 14
Onslow Bay Financial LLC
Series 2023-NQM7 Class A1
6.844% due 04/25/63 (~)(Ê)(Þ) 176 178
Preston Ridge Partners Mortgage LLC
Series 2020-6 Class A1
2.363% due 11/25/25 (~)(Ê)(Þ) 304 303
Series 2021-3 Class A1
1.867% due 04/25/26 (~)(Ê)(Þ) 520 513
Series 2021-7 Class A1
1.867% due 08/25/26 (~)(Ê)(Þ) 563 550
Series 2021-9 Class A1
2.363% due 10/25/26 (~)(Ê)(Þ) 482 474
Series 2024-1 Class A1
6.959% due 02/25/29 (~)(Ê)(Þ) 2,738 2,749
PRKCM Trust
Series 2024-AFC1 Class A2
6.636% due 03/25/59 (~)(Ê)(Þ) 160 160
RCKT Mortgage Trust
Series 2023-CES2 Class A1A
6.808% due 09/25/43 (~)(Ê)(Þ) 830 836
Saluda Grade Alternative Mortgage
Trust
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 2,655 2,671
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 58 52
Series 2021-4 Class A10
2.500% due 06/25/51 (~)(Ê)(Þ) 1,771 1,591

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
86 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 2,147 2,160
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 1,369 1,395
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 335 273
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 849 708
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 85 79
Woodward Capital Management LLC
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 1,726 1,725
223,646
Municipal Bonds - 0.1%
American Municipal Power, Inc.
Revenue Bonds
8.084% due 02/15/50 70 91
Port Authority of New York & New
Jersey Revenue Bonds
4.926% due 10/01/51 110 105
Regents of the University of California
Medical Center Pooled Revenue
Bonds
4.132% due 05/15/32 140 133
3.006% due 05/15/50 220 148
State of California General Obligation
Unlimited
7.300% due 10/01/39 10 11
Texas Natural Gas Securitization
Finance Corp. Revenue Bonds
5.102% due 04/01/35 291 291
779
Non-US Bonds - 6.6%
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 (Þ) EUR 3,500 3,177
EMF-UK PLC
Series 2014-1X Class A1A
1.173% due 03/13/46 (GBP 3 Month
LIBOR + 0.980%)(Ê)(Þ) GBP 410 517
Eurosail-UK PLC
Series 2007-6NCX Class A3A
0.795% due 09/13/45 (GBP 3 Month
LIBOR + 0.700%)(Ê)(Þ) GBP 418 525
Hellenic Republic International
Government Bond
4.125% due 06/15/54 (Þ) EUR 1,339 1,379
Indonesia Government International
Bond
Series FR87
6.500% due 02/15/31 IDR 4,816,000 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan 30 Year Government International
Bond
Series 81
1.600% due 12/20/53 JPY 465,100 2,543
Mexican Bonos
Series M
5.500% due 03/04/27 MXN 172,700 8,383
8.500% due 03/01/29 MXN 95,800 4,911
Mexican Bonos de Desarrollo
Series M
8.500% due 11/18/38 MXN 7,730 374
Mexico Government International Bond
4.000% due 03/15/15 EUR 1,011 796
New Zealand Government International
Bond
Series 0526
0.500% due 05/15/26 NZD 5,680 3,191
Newgate Funding PLC
Series 2006-3X Class A3B
3.732% due 12/01/50 (3 Month
EURIBOR + 0.170%)(Ê)(Þ) EUR 1,748 1,821
Norway Government International
Bond
Series 487
3.625% due 04/13/34 (Þ) NOK 17,000 1,592
Parkmore Point RMBS PLC
Series 2022-1A Class A
5.362% due 07/25/45 (SONIA +
1.500%)(Ê)(Þ) GBP 1,663 2,110
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 2,869 2,676
Series 14-2
7.470% due 11/12/26 MXN 74,930 3,630
Republic of South Africa Government
International Bond
Series 2037
8.500% due 01/31/37 ZAR 914 39
Series 2040
9.000% due 01/31/40 ZAR 40,452 1,751
Series 2044
8.750% due 01/31/44 ZAR 13,308 546
Series 2048
8.750% due 02/28/48 ZAR 5,618 229
RMAC Securities No. 1 PLC
Series 2006-NS1X Class A2A
1.050% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 272 337
Series 2006-NS3X Class A2A
0.245% due 06/12/44 (SONIA +
0.269%)(Ê)(Þ) GBP 325 400
Series 2006-NS4X Class A3A
3.853% due 06/12/44 (SONIA +
0.289%)(Ê)(Þ) GBP 583 722
Romania Government International
Bond
5.500% due 09/18/28 (Þ) EUR 1,100 1,208

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.625% due 02/22/36 (Þ) EUR 708 739
Series REGS
2.750% due 02/26/26 (Þ) EUR 1,718 1,803
5.000% due 09/27/26 (Þ) EUR 1,268 1,385
2.500% due 02/08/30 (Þ) EUR 80 75
1.750% due 07/13/30 (Þ) EUR 1,601 1,399
2.124% due 07/16/31 (Þ) EUR 1,424 1,226
3.750% due 02/07/34 (Þ) EUR 470 432
3.875% due 10/29/35 (Þ) EUR 166 150
2.625% due 12/02/40 (Þ) EUR 1,845 1,281
2.875% due 04/13/42 (Þ) EUR 1,166 812
4.625% due 04/03/49 (Þ) EUR 424 373
3.375% due 01/28/50 (Þ) EUR 772 548
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
6.531% due 05/17/31 (3 Month
SONIA Deposit Rate + 1.300%)(Ê)
(Þ) GBP 496 624
Towd Point Mortgage Funding
Series 2019-A13X Class B
7.033% due 07/20/45 (SONIA +
1.800%)(Ê)(Þ) GBP 885 1,119
Vantage Data Centers Jersey Borrower
Spv, Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 1,628 2,071
57,179
United States Government Agencies - 0.0%
United States Treasury Notes
4.500% due 05/31/29 370 372
United States Government Treasuries - 4.8%
United States Treasury Notes
2.000% due 08/15/25 1,227 1,186
0.250% due 09/30/25 340 320
3.000% due 10/31/25 771 751
2.250% due 03/31/26 2,237 2,142
1.625% due 05/15/26 1,918 1,811
4.875% due 05/31/26 470 471
1.500% due 08/15/26 2,677 2,505
1.625% due 09/30/26 2,330 2,181
2.375% due 05/15/27 1,490 1,403
0.375% due 07/31/27 1,597 1,409
0.500% due 08/31/27 1,215 1,073
0.750% due 01/31/28 1,272 1,117
2.750% due 02/15/28 2,074 1,955
2.875% due 05/15/28 1,298 1,226
3.125% due 11/15/28 163 155
5.250% due 11/15/28 1,538 1,591
2.375% due 05/15/29 1,950 1,781
4.000% due 10/31/29 1,071 1,053
1.750% due 11/15/29 691 607
0.625% due 08/15/30 2,294 1,838
0.875% due 11/15/30 1,017 823
1.250% due 08/15/31 925 751
1.875% due 02/15/32 797 669
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 08/15/32 1,815 1,615
3.375% due 05/15/33 444 411
3.875% due 08/15/33 300 289
4.500% due 11/15/33 1,385 1,398
4.000% due 02/15/34 350 340
4.375% due 05/15/34 300 300
1.375% due 11/15/40 1,156 729
2.750% due 11/15/42 780 598
3.125% due 02/15/43 538 436
2.875% due 05/15/43 764 593
4.625% due 05/15/44 140 140
2.875% due 08/15/45 779 592
3.000% due 05/15/47 848 649
2.750% due 11/15/47 133 97
3.000% due 02/15/48 952 724
3.125% due 05/15/48 593 461
3.375% due 11/15/48 549 446
2.875% due 05/15/49 183 135
1.250% due 05/15/50 429 213
2.375% due 05/15/51 925 609
2.000% due 08/15/51 581 349
1.875% due 11/15/51 568 330
4.000% due 11/15/52 780 710
4.250% due 02/15/54 210 200
41,182
Total Long-Term Investments
(cost $723,710) 694,435
Preferred Stocks - 0.0%
Financial Services - 0.0%
KeyCorp
6.200% due 12/15/27(¢) 3,917 86
Utilities - 0.0%
SCE Trust VIII
6.950% due 05/13/29(¢) 2,425 63
Total Preferred Stocks
(cost $159) 149
Short-Term Investments - 27.5%
Africa Finance Corp.
3.125% due 06/16/25 (Þ) 800 775
Agence Francaise de Developpement
EPIC
Series EMTN
6.365% due 11/19/24 (SOFR +
1.000%)(Ê)(Þ) 1,200 1,203
Air Canada Class A Pass-Through Trust
Series 2013-1 Class A
4.125% due 05/15/25 (Þ) 30 29
American Airlines, Inc. Pass-Through
Certificates Trust

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
88 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-1B Class B
4.950% due 02/15/25 118 117
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 140 140
Citizens Financial Group, Inc.
4.023% due 10/01/24 200 198
Comerica, Inc.
Series BKNT
2.500% due 07/23/24 250 249
CPPIB Capital, Inc.
4.125% due 10/21/24 (Þ) 950 946
DAE Funding LLC
1.550% due 08/01/24 (Þ) 220 219
DISH DBS Corp.
Series WI
5.875% due 11/15/24 80 76
Fannie Mae Connecticut Avenue
Securities Trust
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 84 84
Inter-American Development Bank
Series GMTN
5.612% due 02/04/25 (SOFR +
0.250%)(Ê) 1,230 1,232
Lamar Funding, Ltd.
3.958% due 05/07/25 (Þ) 200 196
Las Vegas Sands Corp.
2.900% due 06/25/25 540 524
NCL Corp., Ltd.
3.625% due 12/15/24 (Þ) 250 247
Newell Brands, Inc.
4.000% due 12/01/24 170 168
Occidental Petroleum Corp.
6.950% due 07/01/24 (ç) 5 5
Petroleos Mexicanos
Series REGS
7.190% due 09/12/24 (Þ) MXN 28,002 1,509
Range Resources Corp.
Series WI
4.875% due 05/15/25 140 139
Starwood Property Trust, Inc.
3.750% due 12/31/24 (Þ) 110 108
TD SYNNEX Corp.
Series WI
1.250% due 08/09/24 350 348
U.S. Cash Management Fund(@) 120,562,518(∞) 120,526
United States Treasury Bills
2.708% due 07/02/24 (ç)(ž) 770 770
5.138% due 07/16/24 (ž) 2,731 2,725
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.172% due 07/18/24 (ž) 32,560 32,479
5.237% due 07/25/24 (ž) 35,200 35,077
5.306% due 08/01/24 (ž) 26,778 26,657
5.403% due 08/29/24 (ž) 6,613 6,556
United States Treasury Notes
4.868% due 04/30/25 505 485
3.048% due 05/15/25 1,868 1,820
4.921% due 06/30/25 1,150 1,096
US Airways Pass-Through Trust
Class A
4.625% due 06/03/25 88 87
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.750% due 09/17/24 (Þ) 600 596
Western Midstream Operating, LP
3.100% due 02/01/25 280 275
Wynn Macau, Ltd.
4.875% due 10/01/24 (Þ) 390 389
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 719 710
Total Short-Term Investments
(cost $238,783) 238,760
Other Securities - 0.2%
U.S. Cash Collateral Fund(@)(×) 1,762,998 (∞) 1,763
Total Other Securities
(cost $1,763) 1,763
Total Investments - 107.9%
(identified cost $964,415) 935,107
Other Assets and Liabilities,
Net - (7.9)%
(68,864)
Net Assets - 100.0%
866,243

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 89
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
30.0%
2023-MIC Trust (The) 03/06/24 160,000 107.41 172
172
ACWA Power Management and Investments One, Ltd. 01/11/24 249,243 97.05 242
240
AES Panama Generation Holdings SRL 08/03/23 818,431 88.06 721
712
Africa Finance Corp. 11/02/21 393,000 101.91 401
380
Africa Finance Corp. 09/13/22 800,000 98.18 785
775
African Export-Import Bank (The) 05/10/21 200,000 100.00 200
187
Agence Francaise de Developpement EPIC 09/13/22 1,200,000 100.30 1,204
1,203
Air Canada Class A Pass-Through Trust 10/17/23 29,953 95.77 29
29
Aircastle, Ltd. 08/03/22 1,007,000 88.48 891
911
Alaska Airlines Pass-Through Trust 04/05/23 72,564 97.15 70
71
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 160,000 97.36 156
158
Alimentation Couche-Tard, Inc. 09/19/17 1,623,000 94.91 1,540
1,544
American Airlines Group, Inc. 04/12/21 106,667 100.46 107
106
American Airlines Group, Inc. 11/17/23 70,000 100.02 70
73
American Tower Trust #1 06/21/23 2,305,000 100.34 2,313
2,314
American Tower Trust #1 Pass-Through Certificates 05/08/24 903,000 93.95 848
849
American Transmission Systems, Inc. 11/29/21 50,000 99.79 50
42
Americo Life, Inc. 04/12/21 70,000 99.80 70
56
AmFam Holdings, Inc. 04/09/21 80,000 103.22 83
48
AmFam Holdings, Inc. 04/12/21 100,000 100.11 100
76
AMMC CLO 23, Ltd. 04/16/24 150,000 100.00 150
150
Andorra Government International Bond 04/28/21 EUR 3,500,000 115.68 4,049
3,177
Anglo American Capital PLC 04/29/24 200,000 99.37 199
200
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 01/11/24 170,000 100.00 170
172
Apidos CLO XXVI 08/01/23 250,000 99.31 248
250
Arbor Realty CLO, Ltd. 01/26/22 3,050,000 100.00 3,050
3,037
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 299,784 100.00 300
297
Arbor Realty Commercial Real Estate Notes, Ltd. 05/05/22 2,636,604 100.00 2,637
2,633
Aviation Capital Group LLC 04/13/21 140,000 101.63 142
140
Aviation Capital Group LLC 12/11/23 554,000 90.90 504
511
Barclays PLC 03/26/24 625,548 96.81 606
599
Bayer US Finance II LLC 12/07/23 1,015,000 97.48 989
993
Bayer US Finance II LLC 03/06/24 1,134,000 102.54 1,163
1,173
BDS, Ltd. 04/04/22 3,821,963 100.00 3,822
3,808
Bellemeade Re, Ltd. 09/23/21 2,380,000 100.00 2,380
2,380
Bellemeade Re, Ltd. 10/18/23 1,426,000 100.00 1,426
1,437
Benin Government International Bond 02/06/24 200,000 96.80 194
186
Berry Global, Inc. 03/06/23 384,000 97.59 375
377
Berry Petroleum Corp. 04/13/21 280,000 99.06 277
276
Blackstone Holdings Finance Co. LLC 10/31/22 50,000 99.85 50
53
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/07/23 60,000 98.91 59
60
Blue Racer Midstream LLC / Blue Racer Finance Corp. 05/14/24 140,000 100.00 140
144
BNP Paribas SA 06/10/20 847,000 103.88 880
824
BNP Paribas SA 08/08/22 360,000 100.00 360
363
BNP Paribas SA 11/09/22 200,000 100.00 200
212
BNP Paribas SA 09/12/23 124,000 90.65 112
117
BNP Paribas SA 11/28/23 260,000 100.00 260
266
BNP Paribas SA 04/25/24 744,000 93.16 693
694
Boeing Co. (The) 04/29/24 130,000 100.00 130
133
BPCE SA 05/21/24 290,000 100.00 290
289
BRAVO Residential Funding Trust 08/03/23 142,516 99.99 142
143
BRAVO Residential Funding Trust 08/03/23 92,216 99.99 92
93
Bristol Park CLO, Ltd. 06/08/23 250,000 98.38 246
250
British Airways Pass-Through Trust 08/01/23 67,174 89.47 60
63
Broadcom, Inc. 04/12/21 190,000 99.90 190
150
BX Commercial Mortgage Trust 12/02/21 2,674,000 99.88 2,671
2,627
BX Trust 01/24/24 5,702,000 99.75 5,688
5,677
BX Trust 05/02/24 3,058,000 99.75 3,050
3,050
BX Trust 05/02/24 1,850,000 99.75 1,845
1,845
Calpine Corp. 05/16/24 180,000 95.14 171
171
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.11 988
982
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.70 3,412
2,699
Cameron LNG LLC 04/09/21 30,000 106.90 32
24
Carlyle Global Market Strategies CLO, Ltd. 06/18/24 160,000 100.00 160
160

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
90 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Celulosa Arauco y Constitucion SA 01/11/24 220,000 92.60 204
205
Cencosud SA 09/12/23 1,651,000 94.22 1,556
1,588
CF Industries, Inc. 12/07/23 1,324,000 97.69 1,293
1,292
Chesapeake Energy Corp. 01/27/23 270,000 98.62 266
267
Chesapeake Energy Corp. 08/17/23 230,000 98.91 227
230
Chord Energy Corp. 02/01/23 80,000 99.19 79
80
CI Financial Corp. 05/22/24 300,000 99.07 297
297
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,406
1,322
Columbia Pipelines Holding Co. LLC 08/02/23 30,000 100.00 30
30
Columbia Pipelines Holding Co. LLC 08/02/23 100,000 100.00 100
102
Columbia Pipelines Operating Co. LLC 08/02/23 130,000 99.97 130
133
Columbia Pipelines Operating Co. LLC 09/12/23 122,000 100.65 123
129
Columbia Pipelines Operating Co. LLC 09/12/23 241,000 99.51 240
251
Comision Federal de Electricidad 04/12/21 200,000 97.69 195
165
Continental Resources, Inc. 11/09/21 140,000 96.90 136
130
Continental Resources, Inc. 11/09/21 60,000 99.94 60
48
CORE Mortgage Trust 03/01/19 1,216,000 100.00 1,216
1,121
CPPIB Capital, Inc. 09/14/22 950,000 99.99 950
946
Credit Agricole SA 06/13/22 600,000 100.68 604
609
Credit Agricole SA 06/27/23 250,000 100.00 250
252
Credit Agricole SA 06/27/23 250,000 100.07 250
251
Credit Agricole SA 03/06/24 1,659,000 93.15 1,545
1,540
CSL UK Holdings, Ltd. 04/20/22 70,000 99.71 70
66
CSL UK Holdings, Ltd. 04/20/22 30,000 99.85 30
29
CSL UK Holdings, Ltd. 04/20/22 40,000 99.94 40
39
DAE Funding LLC 06/15/21 220,000 99.98 220
219
Daimler Truck Finance NA LLC 01/10/24 190,000 99.83 190
188
Daimler Truck Finance NA LLC 06/17/24 190,000 99.66 189
189
Daimler Truck Finance NA LLC 06/17/24 150,000 99.83 150
148
Danske Bank A/S 09/07/21 200,000 100.00 200
184
Danske Bank A/S 01/04/23 230,000 100.00 230
231
Danske Bank A/S 03/29/23 270,000 96.48 260
267
Danske Bank A/S 08/03/23 1,469,000 93.26 1,370
1,396
Danske Bank A/S 01/11/24 135,000 101.49 137
136
Danske Bank A/S 02/26/24 280,000 100.00 280
280
DBGS Mortgage Trust 04/03/19 985,000 101.04 995
713
DCP Midstream Operating, LP 12/11/19 50,000 106.76 53
53
DCP Midstream Operating, LP 11/06/23 202,000 101.10 204
218
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 125,000 100.10 125
123
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 1,008,000 98.28 975
982
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 212,015 100.42 213
180
DK Trust 03/01/24 751,000 100.00 751
746
DLLAA LLC 07/25/23 1,676,000 100.00 1,676
1,694
DNB Bank ASA 12/07/23 1,139,000 93.68 1,067
1,078
Dresdner Funding Trust I 04/29/24 527,000 106.56 562
571
Eagle RE, Ltd. 10/29/21 677,057 100.00 677
679
Eagle RE, Ltd. 04/13/23 2,000,957 101.91 2,039
2,046
Eagle RE, Ltd. 11/15/23 1,060,000 103.82 1,100
1,091
Eagle RE, Ltd. 01/11/24 1,650,000 103.85 1,713
1,722
Element Fleet Management Corp. 08/07/23 1,415,000 100.37 1,420
1,432
Element Fleet Management Corp. 03/04/24 210,000 100.00 210
211
ELP Commercial Mortgage Trust 11/01/21 2,547,035 98.43 2,507
2,507
EMF-UK PLC 06/24/22 GBP 410,381 121.01 497
517
Endeavor Energy Resources, LP / EER Finance, Inc. 01/24/23 40,000 98.88 40
40
Enel Finance America LLC 08/07/23 779,000 104.16 811
818
Enel Finance International NV 08/07/23 623,000 101.39 632
633
Enel Finance International NV 12/07/23 157,000 92.27 145
145
Energy Transfer Operating, LP 12/05/23 20,000 103.31 21
21
Energy Transfer, LP 11/07/23 790,000 98.44 778
795
EQM Midstream Partners, LP 05/31/22 40,000 100.00 40
41
EQT Corp. 05/10/21 30,000 100.00 30
26
EQT Corp. 05/17/22 937,000 95.45 887
895
EquipmentShare.com, Inc. 04/11/24 280,000 101.88 285
290
Esab Corp. 03/25/24 60,000 100.00 60
60
Eurosail PLC 02/27/23 564,623 97.81 552
561

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 91
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Eurosail-UK PLC 01/21/21 GBP 418,005 135.69 567
525
Fannie Mae Connecticut Avenue Securities Trust 11/16/23 133,710 100.00 134
135
Fannie Mae Connecticut Avenue Securities Trust 11/16/23 180,000 100.00 180
186
Ferguson Finance PLC 05/06/24 1,600,000 97.01 1,552
1,552
FIGRE Trust 03/19/24 2,267,500 100.03 2,268
2,267
FirstEnergy Pennsylvania Electric Co. 03/28/23 100,000 99.89 100
100
Florida Gas Transmission Co. LLC 09/15/21 320,000 99.94 320
260
Foundry JV Holdco LLC 05/02/24 300,000 99.75 299
306
Freeport Indonesia PT 09/12/23 427,000 87.85 375
421
Fresenius Medical Care AG & Co. KGaA 02/06/23 1,184,000 91.17 1,079
1,079
Fresnillo PLC 04/09/21 260,000 98.49 256
191
FS Commercial Mortgage Trust 10/19/23 130,000 99.99 130
135
Full House Resorts, Inc. 11/16/23 30,000 91.35 27
29
Galaxy XXVI CLO, Ltd. 05/13/24 250,000 100.00 250
250
Gartner, Inc. 12/07/23 842,000 95.17 801
812
Genting New York LLC 04/13/21 400,000 97.14 389
382
Glencore Funding LLC 04/13/21 90,000 100.13 90
86
Global Atlantic Finance Co. 03/12/24 90,000 100.00 90
89
Global Atlantic Finance Co. 06/04/24 90,000 100.00 90
90
Global Auto Holdings, Ltd. / AAG FH UK, Ltd. 01/11/24 280,000 100.00 280
268
Gray Oak Pipeline LLC 01/11/24 1,612,000 96.52 1,556
1,548
Greystone Commercial Real Estate Notes 03/04/24 110,000 99.78 110
110
GS Mortgage Securities Trust 08/04/23 120,000 95.96 115
117
GS Mortgage Securities Trust 08/04/23 1,999,000 95.97 1,918
1,947
Harbor Park CLO, Ltd. 04/19/24 100,000 100.00 100
100
Harley-Davidson Financial Services, Inc. 04/25/24 1,037,000 100.85 1,046
1,060
Hellenic Republic International Government Bond 04/24/24 EUR 1,339,000 104.81 1,403
1,379
HGI CRE CLO, Ltd. 09/17/21 1,339,824 100.00 1,340
1,331
Highlands Holdings Bond Issuer, Ltd. / Highlands Holdings Bond Co.-Issuer,
Inc. 04/12/21 502,143 101.50 510
503
Hilcorp Energy I, LP / Hilcorp Finance Co. 05/23/24 260,000 98.77 257
257
Hilton Domestic Operating Co., Inc. 03/22/24 60,000 100.08 60
60
Hilton Grand Vacations Trust 08/01/23 74,219 99.98 74
76
HMH Trust 06/09/17 1,170,000 99.97 1,170
189
Hudbay Minerals, Inc. 02/23/24 250,000 97.02 243
245
Hyundai Capital America 01/03/24 140,000 99.66 140
139
Hyundai Capital America 06/18/24 110,000 99.91 110
109
ILFC E-Capital Trust I 01/30/23 200,000 65.05 130
163
ILFC E-Capital Trust II 08/12/22 350,000 69.52 243
290
Imperial Brands Finance PLC 08/07/23 1,410,000 95.91 1,352
1,354
Imperial Brands Finance PLC 06/24/24 200,000 99.50 199
196
Infraestructura Energetica Nova SAPI de CV 07/06/22 892,000 94.23 840
831
InRetail Consumer 02/06/24 553,000 90.37 500
499
International Flavors & Fragrances, Inc. 06/02/22 919,000 96.67 888
869
International Flavors & Fragrances, Inc. 10/03/23 1,032,000 56.51 583
677
Intesa Sanpaolo SpA 11/14/22 1,035,000 100.60 1,046
1,052
Intesa Sanpaolo SpA 11/20/23 350,000 99.91 350
374
Intesa Sanpaolo SpA 12/11/23 86,000 103.96 89
95
Ivory Coast Government International Bond 01/24/24 200,000 98.90 198
194
J.G. Wentworth XXXIX LLC 01/02/24 42,023 88.80 37
38
Jackson National Life Global Funding 12/11/23 1,146,000 94.57 1,084
1,094
Jane Street Group / JSG Finance, Inc. 04/17/24 160,000 100.00 160
164
JDE Peet's NV 09/12/23 1,767,000 89.74 1,586
1,599
Jersey Central Power & Light Co. 08/07/23 988,000 98.19 970
970
Jordan Government International Bond 06/14/22 310,000 97.65 303
301
JPMorgan Mortgage Trust 06/05/20 77,825 102.84 80
69
JPMorgan Mortgage Trust 03/30/21 130,173 101.96 133
113
JPMorgan Mortgage Trust 04/26/21 3,218,469 102.11 3,286
2,910
JPMorgan Mortgage Trust 06/24/21 2,740,347 102.38 2,806
2,470
JPMorgan Mortgage Trust 01/26/22 2,657,968 99.14 2,635
2,270
JPMorgan Mortgage Trust 02/24/22 1,236,384 97.62 1,207
1,054
JPMorgan Mortgage Trust 03/23/22 2,643,477 96.25 2,544
2,256
JPMorgan Mortgage Trust 04/27/22 1,284,342 95.79 1,230
1,121
JPMorgan Mortgage Trust 04/20/23 708,999 88.64 628
612
JPMorgan Mortgage Trust 09/27/23 1,573,444 100.00 1,573
1,586

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
92 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
JPMorgan Mortgage Trust 02/27/24 920,741 100.00 921
926
JPMorgan Mortgage Trust 05/29/24 865,962 100.00 866
867
KBC Groep NV 02/06/24 534,000 101.21 540
538
KKR Group Finance Co. II LLC 02/20/15 10,000 108.54 11
10
Kookmin Bank 08/05/21 714,000 106.07 757
713
Kubota Credit Owner Trust 02/14/24 1,716,000 99.98 1,716
1,710
Kubota Credit Owner Trust 06/18/24 660,000 99.99 660
659
Lamar Funding, Ltd. 07/26/22 200,000 98.51 197
196
LCM XXIII, Ltd. 01/29/20 263,930 100.00 264
264
Lithia Motors, Inc. 06/04/21 50,000 102.10 51
45
LPL Holdings, Inc. 12/11/23 272,000 95.31 259
263
Lunar Structured Aircraft Portfolio Notes 12/11/23 194,402 86.58 168
174
Macquarie Bank, Ltd. 06/26/24 260,000 100.00 260
260
Madison Park Funding XVII, Ltd. 06/20/24 1,970,737 100.13 1,973
1,973
Madison Park Funding XXIV, Ltd. 05/14/24 250,000 100.00 250
250
Magnetite XXIX, Ltd. 10/19/23 250,000 98.31 246
250
Massachusetts Mutual Life Insurance Co. 04/09/21 50,000 100.34 50
34
Mattel, Inc. 08/07/23 1,533,000 95.31 1,461
1,472
Medline Borrower, LP 03/20/24 160,000 100.00 160
162
Melco Resorts Finance, Ltd. 04/12/21 240,000 103.85 249
214
Melco Resorts Finance, Ltd. 04/09/24 200,000 100.00 200
198
MF1 LLC 05/13/22 3,993,000 99.13 3,958
3,998
MF1 LLC 09/29/23 4,885,000 99.52 4,861
4,894
MF1 LLC 01/30/24 1,874,000 99.75 1,869
1,872
MHC Commercial Mortgage Trust 04/06/21 4,196,061 99.25 4,165
4,162
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 66,000 99.72 66
66
MISC Capital Two Labuan, Ltd. 09/12/23 791,000 94.62 748
756
MMAF Equipment Finance LLC 01/17/24 1,160,000 99.99 1,160
1,158
Monongahela Power Co. 09/12/23 350,000 99.83 349
356
Monongahela Power Co. 01/11/24 592,000 96.03 568
564
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.26 14
14
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 0.96 84
84
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.76 1,466
1,156
MVW LLC 09/13/23 64,087 90.88 58
59
NBK Tier 1 Financing 2, Ltd. 02/06/23 779,000 94.76 738
753
NCL Corp., Ltd. 01/30/24 250,000 98.97 247
247
Neuberger Berman Loan Advisers CLO 30, Ltd. 01/25/24 310,000 99.95 310
310
New York Life Global Funding 01/24/23 80,000 99.84 80
76
New York Life Insurance Co. 04/09/21 100,000 107.42 107
75
New York State Electric & Gas Corp. 10/16/23 1,133,000 93.80 1,063
1,068
Newgate Funding PLC 05/04/21 EUR 1,747,606 118.16 2,065
1,821
NGPL PipeCo LLC 09/26/19 553,000 124.69 690
638
Nippon Life Insurance Co. 04/09/21 250,000 96.40 241
208
Nissan Motor Acceptance Co. LLC 09/12/23 40,000 89.84 36
37
Nissan Motor Acceptance Corp. 01/31/24 110,000 93.76 103
103
Nissan Motor Co., Ltd. 01/18/23 200,000 97.36 195
194
Northwestern Mutual Life Insurance Co. (The) 04/09/21 160,000 101.57 162
110
Northwestern Mutual Life Insurance Co. (The) 04/09/21 80,000 103.88 83
54
Norway Government International Bond 02/06/24 NOK 17,000,000 9.33 1,587
1,592
NRG Energy, Inc. 04/12/21 2,263,000 95.30 2,081
2,042
NTT Finance Corp. 06/25/24 480,000 99.81 479
477
Nuveen LLC 04/08/24 110,000 99.87 110
110
Nuveen LLC 04/08/24 90,000 99.89 90
90
Oaktown Re III, Ltd. 01/26/21 280,340 100.31 281
280
Oaktown Re VI, Ltd. 04/14/21 337,187 100.00 337
338
Oaktown Re VII, Ltd. 10/15/21 279,567 100.00 280
280
Oaktown Re, Ltd. 09/28/21 1,475,000 101.54 1,498
1,498
OCP SA 06/10/21 200,000 99.53 199
172
Octagon Investment Partners 30, Ltd. 06/07/24 1,091,534 100.13 1,093
1,093
Ohio Edison Co. 09/22/22 90,000 99.82 90
89
Oncor Electric Delivery Co. LLC 06/17/24 210,000 99.96 210
206
Onslow Bay Financial LLC 09/18/23 175,968 99.99 176
178
Open Text Corp. 08/07/23 323,000 101.32 327
335
OZLM Funding II, Ltd. 02/02/24 250,000 100.00 250
250
Parkmore Point RMBS PLC 02/07/23 GBP 1,663,414 118.43 1,970
2,110

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 93
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Parsley Energy LLC / Parsley Finance Corp. 09/25/20 10,000 95.81 10
10
Pennsylvania Electric Co. 03/28/23 680,000 99.53 675
675
Permian Resources Corp. 01/31/24 130,000 98.90 129
129
Petroleos del Peru SA 04/09/21 200,000 105.81 212
127
Petroleos Mexicanos 02/23/21 MXN 28,001,900 4.87 1,364
1,509
Petroleos Mexicanos 04/02/24 EUR 2,869,000 92.58 2,656
2,676
PFS Financing Corp. 08/08/23 1,372,000 99.99 1,372
1,379
PFS Financing Corp. 01/30/24 100,000 100.00 100
100
PFS Financing Corp. 01/30/24 120,000 100.00 120
120
PM General Purchaser LLC 11/30/23 140,000 100.18 140
143
PRA Health Sciences, Inc. 01/11/24 196,000 94.70 186
186
Preston Ridge Partners Mortgage LLC 12/01/20 303,680 100.00 304
303
Preston Ridge Partners Mortgage LLC 04/28/21 519,766 100.00 520
513
Preston Ridge Partners Mortgage LLC 05/18/23 562,780 95.66 538
550
Preston Ridge Partners Mortgage LLC 05/24/23 481,779 95.89 462
474
Preston Ridge Partners Mortgage LLC 02/23/24 2,738,155 100.00 2,738
2,749
PRKCM Trust 02/22/24 159,841 99.99 160
160
Prosus NV 02/03/21 909,000 100.65 915
614
Provincia de Buenos Aires 08/27/21 466,122 42.24 197
192
Provincia de Cordoba 04/12/21 100,002 69.50 69
92
Provincia de Cordoba 04/12/21 230,000 76.79 177
196
Puma International Financing SA 04/18/24 220,000 100.00 220
222
Radnor RE, Ltd. 11/05/21 8,296 100.00 8
8
Radnor RE, Ltd. 07/27/23 1,285,000 100.00 1,285
1,302
Radnor RE, Ltd. 11/28/23 596,437 100.74 601
601
RCKT Mortgage Trust 09/13/23 829,565 99.99 829
836
Reliance Industries, Ltd. 02/06/24 633,000 95.67 606
600
Reliance Standard Life Global Funding II 09/12/23 310,000 90.12 279
281
Renesas Electronics Corp. 12/11/23 913,000 91.88 839
845
Renew 07/31/23 270,193 96.16 260
262
Renew 01/11/24 341,530 100.00 342
334
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/29/24 406,000 88.05 358
364
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/29/24 279,000 88.27 246
250
RMAC Securities No. 1 PLC 04/15/21 GBP 324,760 133.65 434
400
RMAC Securities No. 1 PLC 04/15/21 GBP 582,751 133.72 779
722
RMAC Securities No. 1 PLC 04/15/21 GBP 272,048 134.56 366
337
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 09/21/21 100,000 100.00 100
93
Rockies Express Pipeline LLC 04/29/24 173,000 90.57 157
160
Rockies Express Pipeline LLC 04/29/24 503,000 92.83 467
474
Rockies Express Pipeline LLC 04/29/24 258,000 95.82 247
247
Romania Government International Bond 02/23/21 EUR 1,845,000 103.88 1,917
1,281
Romania Government International Bond 07/08/21 EUR 1,166,000 117.59 1,371
812
Romania Government International Bond 02/24/22 EUR 1,601,000 84.36 1,351
1,399
Romania Government International Bond 02/24/22 EUR 1,424,000 85.15 1,212
1,225
Romania Government International Bond 02/24/22 EUR 424,000 99.55 422
374
Romania Government International Bond 03/01/22 EUR 166,000 104.78 174
150
Romania Government International Bond 07/20/22 EUR 80,000 84.90 68
75
Romania Government International Bond 09/21/22 EUR 1,718,000 95.78 1,646
1,803
Romania Government International Bond 09/11/23 EUR 1,100,000 107.43 1,182
1,208
Romania Government International Bond 09/12/23 EUR 772,000 65.51 506
548
Romania Government International Bond 01/23/24 870,000 99.51 866
864
Romania Government International Bond 02/15/24 EUR 708,000 106.73 756
739
Romania Government International Bond 02/27/24 EUR 1,268,000 111.04 1,408
1,385
Romania Government International Bond 04/19/24 EUR 470,000 92.04 433
432
Royal Caribbean Cruises, Ltd. 02/22/24 80,000 100.27 80
81
RWE Finance US LLC 04/11/24 330,000 99.62 329
330
Saluda Grade Alternative Mortgage Trust 02/07/24 841,975 102.10 860
852
Saluda Grade Alternative Mortgage Trust 04/05/24 2,655,068 100.00 2,655
2,671
Santander UK Group Holdings PLC 03/05/19 701,000 100.56 705
690
Sasol Financing USA LLC 04/26/23 250,000 100.00 250
254
Saudi Arabian Oil Co. 10/03/23 942,000 94.27 888
892
Sealed Air Corp. 04/29/24 349,000 101.03 353
359
Sequoia Mortgage Trust 10/21/16 57,902 102.52 59
52
Sequoia Mortgage Trust 05/06/21 1,770,899 102.52 1,816
1,591
SilverBow Resources, Inc. 11/21/23 402,309 98.17 395
421

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
94 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
SK Hynix, Inc. 01/11/24 1,581,000 93.95 1,485
1,484
Smithfield Foods, Inc. 05/06/24 759,000 96.14 730
731
Smurfit Kappa Treasury Funding, Ltd. 03/26/24 210,000 99.88 210
209
Societe Generale SA 11/21/22 878,000 97.47 856
860
Societe Generale SA 08/03/23 678,000 92.15 625
634
Societe Generale SA 02/06/24 174,000 92.82 161
161
Sodexo, Inc. 09/12/23 1,595,000 93.12 1,485
1,484
SoFi Professional Loan Program Trust 01/29/24 49,177 87.20 43
42
Solventum Corp. 02/23/24 100,000 99.58 100
96
Solventum Corp. 02/23/24 130,000 99.78 130
128
Solventum Corp. 02/23/24 190,000 99.93 190
187
St. Marys Cement, Inc. 03/27/24 360,000 98.93 356
353
Standard Chartered PLC 08/03/23 1,496,000 92.16 1,379
1,401
Standard Chartered PLC 09/12/23 189,000 90.86 172
181
Standard Chartered PLC 04/30/24 195,000 101.16 197
196
Starwood Property Trust, Inc. 04/24/24 110,000 98.84 109
108
SURA Asset Management SA 11/06/23 707,000 92.73 656
688
Suzano Austria GmbH 01/11/24 1,309,000 100.55 1,316
1,311
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
624
Teachers Insurance & Annuity Association of America 06/14/16 140,000 110.88 155
124
Tesco PLC 09/03/20 623,000 125.70 783
624
Texas Eastern Transmission, LP 07/06/22 854,000 96.71 826
806
Topaz Solar Farms LLC 04/29/24 384,000 99.04 380
371
TopBuild Corp. 05/08/24 40,000 91.11 36
36
Towd Point Mortgage Funding 01/20/21 GBP 885,000 136.45 1,208
1,119
Towd Point Mortgage Trust 08/17/20 977,881 101.68 994
936
Towd Point Mortgage Trust 07/21/23 2,147,178 99.84 2,144
2,160
Towd Point Mortgage Trust 10/19/23 1,369,007 100.00 1,369
1,395
UBS Group AG 05/10/23 984,000 91.89 904
919
UBS Group AG 11/08/23 250,000 100.00 250
280
UniCredit SpA 09/12/23 1,053,000 90.60 954
982
UniCredit SpA 12/07/23 117,000 94.55 111
112
UniCredit SpA 04/29/24 198,000 101.05 200
202
United Airlines, Inc. 04/14/21 30,000 100.96 30
28
United Airlines, Inc. 03/30/22 220,000 98.65 217
213
UPM-Kymmene OYJ 11/21/22 699,000 104.31 729
730
Vantage Data Centers Jersey Borrower Spv, Ltd. 05/17/24 GBP 1,628,000 127.07 2,069
2,071
Var Energi ASA 02/06/23 840,000 103.77 872
883
Var Energi ASA 08/03/23 268,000 106.28 285
300
Verdant Receivables LLC 08/10/23 1,069,522 100.00 1,069
1,076
Verdelite Static CLO, Ltd. 06/21/24 110,000 100.00 110
110
VICI Properties, Inc. 09/12/23 283,000 95.71 271
275
VICI Properties, Inc. 01/11/24 100,000 95.93 96
96
Vistra Operations Co. LLC 08/07/23 1,564,000 94.31 1,475
1,495
Vistra Operations Co. LLC 04/09/24 150,000 99.87 150
150
WEA Finance LLC / Westfield UK & Europe Finance PLC 04/09/21 200,000 103.27 207
153
WEA Finance LLC / Westfield UK & Europe Finance PLC 05/06/21 600,000 99.70 598
596
WEA Finance LLC / Westfield UK & Europe Finance PLC 11/21/22 982,000 90.35 887
912
Weir Group PLC (The) 01/11/24 1,007,000 94.36 950
945
Wells Fargo Mortgage Backed Securities Trust 04/23/21 849,420 102.25 868
708
WinWater Mortgage Loan Trust 03/29/17 85,265 102.03 87
79
Wipro IT Services LLC 08/03/23 819,000 92.62 759
761
Woodward Capital Management LLC 02/15/24 1,288,618 99.99 1,289
1,290
Woodward Capital Management LLC 03/19/24 1,726,225 100.00 1,726
1,725
Wynn Macau, Ltd. 01/04/23 390,000 99.38 388
389
XPO, Inc. 12/19/23 1,361,000 100.97 1,374
1,365
Yara International ASA 01/06/23 1,441,000 96.34 1,388
1,391
ZF NA Capital, Inc. 06/13/22 719,000 98.52 707
710
ZF NA Capital, Inc. 04/16/24 150,000 100.00 150 153
260,055
For a description of restricted securities see note 9 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 95
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 62 CAD 7,444 09/24
43
Long Gilt Futures 191 GBP 18,636 09/24
189
United States 2 Year Treasury Note Futures 1,907 USD 389,445 09/24
897
United States 5 Year Treasury Note Futures 772 USD 82,278 09/24
414
United States 10 Year Treasury Note Futures 1,100 USD 120,983 09/24
1,129
United States 10 Year Treasury Ultra Bond Futures 892 USD 101,269 09/24
1,227
United States Treasury Long Bond Futures 709 USD 83,884 09/24
1,072
United States Treasury Ultra Bond Futures 369 USD 46,252 09/24 467
Short Positions
Euro-Bobl Futures 31 EUR 3,610 09/24
(34)
Euro-Bund Futures 247 EUR 32,510 09/24
(198)
Euro-Buxl Futures 6 EUR 781 09/24
(12)
Euro-OAT Futures 49 EUR 6,033 09/24
71
Euro-Schatz Futures 14 EUR 1,480 09/24
(7)
Japanese 10 Year Government Bond Futures 49 JPY 7,000,140 09/24
40
Long Gilt Futures 81 GBP 7,903 09/24
(38)
United States 2 Year Treasury Note Futures 206 USD 42,069 09/24
(107)
United States 5 Year Treasury Note Futures 270 USD 28,776 09/24
(289)
United States 10 Year Treasury Note Futures 281 USD 30,906 09/24
(379)
United States 10 Year Treasury Ultra Bond Futures 428 USD 48,591 09/24
(437)
United States Treasury Ultra Bond Futures 65 USD 8,147 09/24 (91)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 3,957
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 3,223 EUR 2,959 07/09/24 (53)
Bank of America EUR 171 USD 185 07/19/24 2
Bank of America JPY 336,449 USD 2,184 07/09/24 90
Bank of New York USD 6,435 GBP 5,036 07/09/24 (68)
Barclays USD 867 TRY 33,899 11/12/24 35
BNP Paribas USD 801 JPY 119,729 07/19/24 (55)
BNP Paribas USD 1,740 TRY 68,558 11/08/24 93
Citigroup USD 859 AUD 1,300 07/17/24 9
Citigroup USD 470 BRL 2,551 08/02/24 (15)
Citigroup USD 3,536 BRL 18,415 08/02/24 (254)
Citigroup USD 246 CAD 334 07/17/24 (2)
Citigroup USD 492 CLP 464,762 07/17/24 2
Citigroup USD 492 CLP 466,961 07/17/24 4
Citigroup USD 753 CNY 5,407 07/17/24 5
Citigroup USD 987 CNY 7,091 07/17/24 7
Citigroup USD 118 COP 488,509 07/17/24 (1)
Citigroup USD 123 COP 512,248 07/17/24 —
Citigroup USD 302 COP 1,154,828 07/17/24 (25)
Citigroup USD 308 COP 1,283,086 07/17/24 —
Citigroup USD 400 COP 1,678,864 07/17/24 3
Citigroup USD 416 COP 1,598,528 07/17/24 (32)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
96 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 493 COP 2,054,541 07/17/24 —
Citigroup USD 493 COP 2,052,444 07/17/24 —
Citigroup USD 498 COP 1,899,166 07/17/24 (42)
Citigroup USD 624 COP 2,382,151 07/17/24 (51)
Citigroup USD 123 EUR 114 07/17/24 —
Citigroup USD 150 EUR 140 07/17/24 —
Citigroup USD 1,750 EUR 1,632 07/17/24 (1)
Citigroup USD 1,959 EUR 1,800 07/17/24 (30)
Citigroup USD 2,253 EUR 2,100 07/17/24 (3)
Citigroup USD 83 GBP 66 07/17/24 1
Citigroup USD 2,270 GBP 1,781 07/17/24 (18)
Citigroup USD 220 IDR 3,579,246 07/17/24 (1)
Citigroup USD 220 IDR 3,579,607 07/17/24 (1)
Citigroup USD 368 IDR 5,886,751 07/17/24 (8)
Citigroup USD 471 IDR 7,543,300 07/17/24 (10)
Citigroup USD 471 IDR 7,531,523 07/17/24 (11)
Citigroup USD 169 JPY 26,960 07/17/24 (1)
Citigroup USD 3,330 KRW 4,464,032 07/17/24 (94)
Citigroup USD 107 MXN 1,867 07/17/24 (5)
Citigroup USD 146 MXN 2,632 07/17/24 (2)
Citigroup USD 146 MXN 2,499 07/17/24 (10)
Citigroup USD 151 MXN 2,810 07/17/24 2
Citigroup USD 151 MXN 2,756 07/17/24 (1)
Citigroup USD 155 MXN 2,854 07/17/24 1
Citigroup USD 171 MXN 3,105 07/17/24 (2)
Citigroup USD 257 MXN 4,655 07/17/24 (3)
Citigroup USD 292 MXN 4,997 07/17/24 (19)
Citigroup USD 334 MXN 5,600 07/17/24 (29)
Citigroup USD 503 MXN 8,564 07/17/24 (36)
Citigroup USD 729 MXN 12,413 07/17/24 (52)
Citigroup USD 870 MXN 16,123 07/17/24 9
Citigroup USD 870 MXN 16,282 07/17/24 18
Citigroup USD 870 MXN 14,956 07/17/24 (54)
Citigroup USD 990 MXN 17,085 07/17/24 (58)
Citigroup USD 1,491 MXN 25,053 07/17/24 (125)
Citigroup USD 1 NOK 8 07/17/24 —
Citigroup USD 700 TRY 23,370 07/17/24 4
Citigroup USD 140 ZAR 2,568 07/17/24 1
Citigroup USD 338 ZAR 6,375 07/17/24 12
Citigroup USD 338 ZAR 6,332 07/17/24 9
Citigroup USD 360 ZAR 6,796 07/17/24 13
Citigroup USD 414 ZAR 7,610 07/17/24 4
Citigroup USD 423 ZAR 7,995 07/17/24 16
Citigroup USD 601 ZAR 11,066 07/17/24 6
Citigroup USD 705 ZAR 13,250 07/17/24 22
Citigroup USD 1,122 ZAR 20,420 07/17/24 (1)
Citigroup USD 2,285 ZAR 41,862 07/17/24 14
Citigroup AUD 35 USD 23 07/17/24 —
Citigroup AUD 1,266 USD 840 07/17/24 (5)
Citigroup BRL 584 USD 106 08/02/24 2
Citigroup CHF 775 EUR 800 07/17/24 (13)
Citigroup CLP 418,796 USD 453 07/17/24 8

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 97
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup CLP 439,577 USD 468 07/17/24 1
Citigroup CLP 768,124 USD 830 07/17/24 13
Citigroup CNY 12,562 USD 1,742 07/17/24 (19)
Citigroup COP 117,647 USD 30 07/17/24 1
Citigroup COP 1,590,019 USD 406 07/17/24 24
Citigroup COP 1,711,912 USD 435 07/17/24 23
Citigroup COP 13,881,917 USD 3,631 07/17/24 296
Citigroup EUR 810 CHF 780 07/17/24 2
Citigroup EUR 1,210 JPY 204,755 07/17/24 (42)
Citigroup EUR 1,608 JPY 260,972 07/17/24 (194)
Citigroup EUR 35 NOK 412 07/17/24 2
Citigroup EUR 786 NOK 9,152 07/17/24 30
Citigroup EUR 185 USD 200 07/17/24 2
Citigroup EUR 193 USD 207 07/17/24 1
Citigroup EUR 328 USD 356 07/17/24 4
Citigroup EUR 700 USD 761 07/17/24 11
Citigroup EUR 1,250 USD 1,345 07/17/24 6
Citigroup EUR 1,350 USD 1,451 07/17/24 5
Citigroup EUR 1,550 USD 1,684 07/17/24 23
Citigroup EUR 1,606 USD 1,730 07/17/24 9
Citigroup EUR 2,105 USD 2,291 07/17/24 35
Citigroup EUR 22,094 USD 24,074 07/17/24 395
Citigroup GBP 897 EUR 1,043 07/17/24 (34)
Citigroup GBP 130 USD 163 07/17/24 (1)
Citigroup GBP 325 USD 411 07/17/24 —
Citigroup IDR 14,473,360 USD 880 07/17/24 (5)
Citigroup JPY 2,744 EUR 16 07/17/24 —
Citigroup JPY 135,517 EUR 813 07/17/24 53
Citigroup JPY 135,614 EUR 813 07/17/24 52
Citigroup JPY 191,852 EUR 1,135 07/17/24 42
Citigroup JPY 11,741 USD 76 07/17/24 3
Citigroup JPY 16,613 USD 106 07/17/24 3
Citigroup JPY 466,291 USD 3,118 07/17/24 213
Citigroup KRW 1,561,586 USD 1,161 07/17/24 28
Citigroup KRW 2,919,200 USD 2,169 07/17/24 53
Citigroup MXN 3,001 USD 177 07/17/24 14
Citigroup MXN 3,398 USD 196 07/17/24 11
Citigroup MXN 4,843 USD 290 07/17/24 26
Citigroup MXN 9,690 USD 580 07/17/24 52
Citigroup MXN 29,826 USD 1,774 07/17/24 147
Citigroup MXN 389,916 USD 23,392 07/17/24 2,127
Citigroup NOK 9,166 EUR 805 07/17/24 8
Citigroup NOK 16,888 USD 1,584 07/17/24 2
Citigroup NZD 5,279 USD 3,182 07/17/24 (34)
Citigroup ZAR 2,172 USD 117 07/17/24 (2)
Citigroup ZAR 4,356 USD 230 07/17/24 (9)
Citigroup ZAR 6,504 USD 358 07/17/24 1
Citigroup ZAR 7,149 USD 390 07/17/24 (2)
Citigroup ZAR 9,204 USD 484 07/17/24 (21)
Citigroup ZAR 11,222 USD 591 07/17/24 (25)
Citigroup ZAR 12,449 USD 655 07/17/24 (28)
Citigroup ZAR 15,884 USD 870 07/17/24 (2)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
98 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup ZAR 53,875 USD 2,847 07/17/24 (110)
Citigroup ZAR 53,875 USD 2,844 07/17/24 (114)
HSBC USD 4,254 NOK 45,005 07/09/24 (38)
HSBC SEK 22,623 USD 2,164 07/09/24 29
JPMorgan Chase USD 4,288 AUD 6,438 07/09/24 8
JPMorgan Chase USD 1,287 EUR 1,200 08/12/24 1
JPMorgan Chase USD 600 MXN 9,971 07/19/24 (57)
JPMorgan Chase IDR 2,169,764 USD 133 07/19/24 —
JPMorgan Chase JPY 17,298 USD 109 07/19/24 1
JPMorgan Chase MXN 7,029 USD 389 07/19/24 5
Morgan Stanley USD 592 BRL 3,024 07/19/24 (52)
Morgan Stanley GBP 6,803 USD 8,655 07/12/24 55
Morgan Stanley JPY 68,250 USD 439 07/19/24 13
Royal Bank of Canada USD 2,151 NZD 3,485 07/09/24 (28)
Royal Bank of Canada AUD 6,438 USD 4,280 07/09/24 (16)
State Street USD 110 EUR 102 07/09/24 —
State Street USD 122 NOK 1,295 07/09/24 —
State Street CHF 3 USD 3 07/09/24 —
State Street CHF 5,857 USD 6,580 07/09/24 55
State Street EUR 3,189 USD 3,449 08/12/24 27
State Street GBP 10 USD 13 07/01/24 —
State Street GBP 1,302 USD 1,647 07/09/24 1
State Street JPY 12,326 USD 77 07/09/24 —
State Street SEK 340 USD 32 07/09/24 —
UBS NZD 7,059 USD 4,302 07/09/24 2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 2,283
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup NZD 11,000 5.320%
(2)
3 Month
NZD-BBR-Telerate
(3)
10/19/25
— 1 1
Citigroup NZD 11,100 5.221%
(2)
3 Month
NZD-BBR-Telerate
(3)
10/19/25
— (10) (10)
Citigroup JPY 3,850,000 TONAR
(4)
0.290%
(4)
03/18/26
— 41 41
Citigroup USD 10,000 4.884%
(4)
SOFR
(4)
04/19/26
— 28 28
Citigroup NZD 3,800 5.050%
(2)
3 Month
NZD-BBR-Telerate
(3)
06/06/26
— 2 2
Citigroup USD 18,500 4.667%
(4)
SOFR
(4)
06/07/26
— 12 12
Citigroup BRL 8,349 11.160%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (26) (26)
Citigroup BRL 8,402 10.030%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (68) (68)
Citigroup BRL 9,929 10.200%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (71) (71)
Citigroup BRL 14,132 10.730%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (67) (67)
Citigroup BRL 15,100 11.110%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (50) (50)
Citigroup BRL 16,951 11.240%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (47) (47)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 99
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 19,168 10.710%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (93) (93)
Citigroup BRL 20,669 9.810%
(4)
Brazil CDI Deposit
Rate
(4)
01/04/27
— (188) (188)
Citigroup MXN 24,400 9.660%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
09/15/27
— (2) (2)
Citigroup SEK 29,800 3 Month STIBOR
(4)
3.570%
(2)
10/19/28
— (155) (155)
Citigroup NOK 30,500 4.286%
(3)
6 Month NIBOR
(4)
10/19/28
— 86 86
Citigroup NOK 8,100 3.780%
(3)
6 Month NIBOR
(4)
02/09/29
— (10) (10)
Citigroup CZK 13,850 3.925%
(3)
6 Month PRIBOR
(4)
06/19/29
— 2 2
Citigroup CZK 13,850 3.945%
(3)
6 Month PRIBOR
(4)
06/19/29
— 2 2
Citigroup CZK 44,500 3.678%
(3)
6 Month PRIBOR
(4)
06/19/29
— (16) (16)
Citigroup SEK 19,400 3 Month STIBOR
(4)
2.629%
(2)
02/08/34
— (14) (14)
Citigroup CAD 4,200 CORRA
(3)
3.498%
(3)
03/26/34
— (4) (4)
Citigroup HUF 613,800 6.460%
(3)
6 Month BUBOR
(4)
06/19/34
— (7) (7)
Citigroup CAD 3,200 CORRA
(3)
3.416%
(3)
03/26/54 — (9) (9)
Total Open Interest Rate Swap Contracts (å) — (663) (663)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Investments
Asset-Backed Securities $ — $ 37,534 $ —
$ —
$ 37,534 4.3
Corporate Bonds and Notes — 208,629 —
—
208,629 24.1
International Debt — 123,695 —
—
123,695 14.3
Loan Agreements — 1,419 —
—
1,419 0.2
Mortgage-Backed Securities — 223,646 —
—
223,646 25.8
Municipal Bonds — 779 —
—
779 0.1
Non-US Bonds — 57,179 —
—
57,179 6.6
United States Government Agencies — 372 —
—
372 —
*
United States Government Treasuries — 41,182 —
—
41,182 4.8
Preferred Stocks 149 — — — 149 —
*
Short-Term Investments — 118,234 — 120,526 238,760 27.5
Other Securities — — — 1,763 1,763 0.2
Total Investments 149 812,669 — 122,289 935,107 107.9
Other Assets and Liabilities, Net
(7.9)
100.0

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
100 Strategic Bond Fund
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Other Financial Instruments
Assets
Futures Contracts 5,549 — — — 5,549 0. 6
Foreign Currency Exchange Contracts — 4,307 — — 4,307 0.5
Interest Rate Swap Contracts — 174 — — 174 —
*
A
Liabilities
Futures Contracts (1,592) — — — (1,592) (0. 2 )
Foreign Currency Exchange Contracts — (2,024) — — (2,024) (0.2)
Interest Rate Swap Contracts — (837) — — (837) (0.1)
Total Other Financial Instruments
**
$ 3,957 $ 1,620 $ — $ — $ 5,577
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
3,177
Argentina ............................................................................................
500
Australia .............................................................................................
645
Belgium ..............................................................................................
776
Benin ..................................................................................................
186
Bermuda .............................................................................................
14,165
Brazil ..................................................................................................
3,604
Canada ................................................................................................
20,323
Cayman Islands ..................................................................................
12,501
Chile ...................................................................................................
3,214
China ..................................................................................................
800
Colombia ............................................................................................
982
Denmark .............................................................................................
2,494
Finland ...............................................................................................
2,215
France .................................................................................................
11,420
Germany .............................................................................................
5,513
Greece ................................................................................................
1,379

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 101
Amounts in thousands
Country Exposure
Fair Value
$
Hong Kong .........................................................................................
412
India ...................................................................................................
1,361
Indonesia ............................................................................................
706
Ireland ................................................................................................
1,210
Israel ...................................................................................................
740
Italy ....................................................................................................
5,793
Ivory Coast .........................................................................................
194
Japan ..................................................................................................
4,267
Jersey ..................................................................................................
6,501
Jordan .................................................................................................
301
Kuwait ................................................................................................
753
Macao .................................................................................................
587
Malaysia .............................................................................................
756
Mexico ...............................................................................................
24,310
Morocco .............................................................................................
172
Netherlands ........................................................................................
3,349
New Zealand ......................................................................................
3,191
Norway ...............................................................................................
3,853
Oman ..................................................................................................
196
Panama ...............................................................................................
712
Peru ....................................................................................................
686
Romania .............................................................................................
12,295
Saudi Arabia .......................................................................................
1,132
Singapore ...........................................................................................
222
South Africa .......................................................................................
3,019
South Korea .......................................................................................
3,354
Spain ..................................................................................................
929
Switzerland ........................................................................................
1,375
Taiwan ................................................................................................
169
United Arab Emirates .........................................................................
219
United Kingdom .................................................................................
25,017
United States ......................................................................................
743,432
Total Investments ............................................................................... 935,107

See accompanying notes which are an integral part of the financial statements.
102 Strategic Bond Fund
Russell Investment Funds
Strategic Bond Fund
Fair Value of Derivative Instruments — June 30, 2024 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ 4,307 $ —
Variation margin on futures contracts* — 5,549
Interest rate swap contracts, at fair value — 174
Total
$ 4,307 $ 5,723
Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts* $ — $ 1,592
Unrealized depreciation on foreign currency exchange contracts 2,024 —
Interest rate swap contracts, at fair value — 837
Total
$ 2,024 $ 2,429
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (6,890)
Interest rate swap contracts — — 278
Credit default swap contracts (66) — —
Foreign currency exchange contracts — (3,464) —
Total
$ (66) $ (3,464) $ (6,612)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ — $ — $ (9,778)
Interest rate swap contracts — — (761)
Credit default swap contracts 108 — —
Foreign currency exchange contracts — 5,279 —
Total
$ 108 $ 5,279 $ (10,539)
*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 103
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 1,703 $ — $ 1,703
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts 4,307 — 4,307
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 174 — 174
Total Financial and Derivative Assets
6,184 — 6,184
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 6,184 $ — $ 6,184
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received
∆
Net Amount
Bank of America
$ 92 $ 53 $ — $ 39
Barclays
35 — — 35
BNP Paribas
92 — 60 32
Citigroup
4,066 2,497 — 1,569
Goldman Sachs
1,600 — 1,600 —
HSBC
29 29 — —
JPMorgan Chase
14 6 8 —
Morgan Stanley
170 13 102 55
State Street
84 — — 84
UBS
2 — — 2
Total
$ 6,184 $ 2,598 $ 1,77 0 $ 1,816

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
104 Strategic Bond Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 2,024 $ — $ 2,024
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 837 — 837
Total Financial and Derivative Liabilities
2,861 — 2,861
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 2,861 $ — $ 2,861
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged
∆
Net Amount
Bank of America $ 53 $ 53 $ — $ —
Bank of New York 68 — — 68
BNP Paribas 55 — — 55
Citigroup 2,497 2,497 — —
HSBC 38 29 — 9
JPMorgan Chase 55 6 — 49
Morgan Stanley 52 13 — 39
Royal Bank of Canada 43 — — 4 3
Total
$ 2,861 $ 2,598 $ — $ 26 3
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
∆ Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 105
Statement of Assets and Liabilities — June 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 964,415
Investments, at fair value(*)(>) ....................................................................................................................................................
935,107
Cash .............................................................................................................................................................................................. 258
Foreign currency holdings( ∆ ) ...................................................................................................................................................... 833
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 4,307
Receivables:
Dividends and interest ...................................................................................................................................................... 5,723
Dividends from affiliated funds ....................................................................................................................................... 494
Investments sold ............................................................................................................................................................... 2,120
Fund shares sold ............................................................................................................................................................... 7
From broker(a)(b) ............................................................................................................................................................ 12,194
Variation margin on futures contracts .............................................................................................................................. 3,972
Prepaid expenses .......................................................................................................................................................................... 6
Interest rate swap contracts, at fair value (•) ................................................................................................................................. 174
Total assets ...............................................................................................................................................................
965,195
Liabilities
Payables:
Due to broker (c)(d) ......................................................................................................................................................... 1,504
Investments purchased ..................................................................................................................................................... 91,309
Fund shares redeemed ...................................................................................................................................................... 893
Accrued fees to affiliates .................................................................................................................................................. 431
Other accrued expenses .................................................................................................................................................... 191
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 2,024
Payable upon return of securities loaned ..................................................................................................................................... 1,763
Interest rate swap contracts, at fair value (•) ................................................................................................................................. 837
Total liabilities ...........................................................................................................................................................
98,952
Net Assets ...............................................................................................................................................................
$ 866,243

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
106 Strategic Bond Fund
Statement of Assets and Liabilities, continued — June 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (167,758)
Shares of beneficial interest .........................................................................................................................................................
993
Additional paid-in capital ............................................................................................................................................................
1,033,008
Net Assets ...............................................................................................................................................................
$ 866,243
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 8.72
Net assets ............................................................................................................................................................................. $ 866,243,168
Shares outstanding ($.01 par value) ..................................................................................................................................... 99,320,166
Amounts in thousands
( ∆ )     Foreign currency holdings - cost $ 849
(•) Interest rate swap contracts - premiums paid (received) $ —
(*)     Securities on loan included in investments $ 1,703
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 122,289
(a)   Receivable from Broker for Futures $ 9,690
(b)   Receivable from Broker for Swaps $ 2,504
(c)   Due to Broker for Swaps $ 1,174
(d)   Due to Broker for TBAs $ 330
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 107
Statement of Operations — For the Period Ended June 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends from affiliated funds ....................................................................................................................................... $ 2,897
Interest .............................................................................................................................................................................. 19,755
Securities lending income (net) ....................................................................................................................................... 6
Total investment income ..............................................................................................................................................................
22,658
Expenses
Advisory fees ................................................................................................................................................................... 2,348
Administrative fees .......................................................................................................................................................... 213
Custodian fees .................................................................................................................................................................. 88
Transfer agent fees .......................................................................................................................................................... 19
Professional fees .............................................................................................................................................................. 62
Trustees’ fees .................................................................................................................................................................... 21
Printing fees ..................................................................................................................................................................... 14
Miscellaneous .................................................................................................................................................................. 18
Expenses before reductions .............................................................................................................................................. 2,783
Expense reductions .......................................................................................................................................................... (7)
Net expenses ................................................................................................................................................................................
2,776
Net investment income (loss) .......................................................................................................................................................
19,882
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (4,340)
Investments in affiliated funds ......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. (6,890)
Foreign currency exchange contracts ............................................................................................................................... (3,464)
Interest rate swap contracts .............................................................................................................................................. 278
Credit default swap contracts ........................................................................................................................................... (66)
Foreign currency-related transactions .............................................................................................................................. 113
Net realized gain (loss) ................................................................................................................................................................
(14,374)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (5,246)
Investments in affiliated funds ......................................................................................................................................... 4
Futures contracts .............................................................................................................................................................. (9,778)
Foreign currency exchange contracts ............................................................................................................................... 5,279
Interest rate swap contracts .............................................................................................................................................. (761)
Credit default swap contracts ........................................................................................................................................... 108
Foreign currency-related transactions .............................................................................................................................. (208)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (10,602)
Net realized and unrealized gain (loss) ........................................................................................................................................ (24,976)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (5,094)

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
108 Strategic Bond Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2024
(Unaudited)
Fiscal Year Ended
December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 19,882 $ 32,120
Net realized gain (loss) ....................................................................................................................... (14,374) (68,418)
Net change in unrealized appreciation (depreciation) ........................................................................ (10,602) 69,605
Net increase (decrease) in net assets from operations .............................................................................. (5,094) 33,307
Distributions
To shareholders ................................................................................................................................... (5,272) (24,799)
Net decrease in net assets from distributions ............................................................................................ (5,272) (24,799)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 7,421 14,011
Total Net Increase (Decrease) in Net Assets ........................................................................
(2,945) 22,519
Net Assets
Beginning of period .................................................................................................................................. 869,188 846,669
End of period .............................................................................................................................................
$ 866,243 $ 869,188
* Share transaction amounts (in thousands) for the periods ended June 30, 2024 and December 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 2,897 $ 24,955 5,710 $ 50,259
Proceeds from reinvestment of distributions 611 5,272 2,856 24,799
Payments for shares redeemed (2,630) (22,806) (7,030) (61,047)
Total increase (decrease)
878 $ 7,421 1,536 $ 14,011

Russell Investment Funds
Strategic Bond Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
110 Strategic Bond Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(
ƥ
)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
June 30, 2024( ƣ ) 8.83 .20 (.26) (.06) (.05) — —
December 31, 2023 8.74 .33 .01 .34 (.25) — —
December 31, 2022 10.46 .18 (1.67) (1.49) (.17) (.01) (.05)
December 31, 2021 10.88 .12 (.32) (.20) (.09) (.13) —
December 31, 2020 10.56 .20 .68 .88 (.20) (.36) —
December 31, 2019 10.07 .27 .65 .92 (.29) (.14) —

See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 111
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(
ǿ
)(
±
)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(
ɯ
)
%
Ratio of Expenses
to Average
Net Assets,
Net
(Ƃ)(
ɯ
)
%
Ratio of Net
Investment Income
to Average
Net Assets
(Ƃ)(
ɯ
)
%
Portfolio
Turnover Rate
(
ǿ
)
(.05) 8.72 (.63) 866,243 .65 .65 4.66 33
(.25) 8.83 4.02 869,188 .66 .66 3.75 85
(.23) 8.74 (14.28) 846,669 .66 .66 1.91 63
(.22) 10.46 (1.82) 1,025,812 .66 .66 1.12 93
(.56) 10.88 8.43 917,169 .69 .69 1.82 92
(.43) 10.56 9.19 917,770 .68 .68 2.52 116

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
112 Strategic Bond Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 385,265
Administrative fees 35,673
Transfer agent fees 3,140
Trustee fees 6,516
$ 430,594
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 115,224 $ 306,889 $ 301,586 $ (5) $ 4 $ 120,526 $ 2,897 $ —
U.S. Cash Collateral Fund 1,148 5,743 5,128 — — 1,763 19 —
$ 116,372 $ 312,632 $ 306,714 $ (5) $ 4 $ 122,289 $ 2,916 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 964,492,818 $ 12,257,003 $ (35,403,695) $ (23,146,692)

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.6%
Australia - 5.5%
Charter Hall Group - ADR(ö) 260,867 1,931
Goodman Group(ö) 1,074,186 24,756
GPT Group (The)(ö) 1,617,174 4,317
Ingenia Communities Group(ö) 1,044,149 3,311
Mirvac Group(ö) 793,236 990
National Storage REIT(ö) 1,475,804 2,265
Region RE, Ltd.(ö) 1,106,492 1,541
Scentre Group(ö) 1,974,435 4,111
Stockland(ö) 2,617,424 7,284
50,506
Belgium - 0.8%
Aedifica SA(ö) 62,562 3,796
VGP NV 16,407 1,832
Warehouses De Pauw CVA(ö) 81,553 2,202
7,830
Canada - 2.4%
Boardwalk Real Estate Investment
Trust(ö) 277,017 14,271
Chartwell Retirement Residences 486,103 4,566
InterRent Real Estate Investment
Trust(ö) 387,184 3,371
22,208
China - 0.5%
ESR Group, Ltd.(Þ) 3,515,200 4,611
France - 2.4%
ARGAN SA(ö) 19,335 1,514
Covivio(ö) 38,817 1,852
ICADE(Ñ)(ö) 30,966 764
Klepierre SA - GDR(ö) 354,013 9,486
Unibail-Rodamco-Westfield(ö) 105,725 8,346
21,962
Germany - 2.3%
LEG Immobilien SE 40,844 3,335
TAG Immobilien AG(Æ) 149,564 2,191
Vonovia SE 557,581 15,826
21,352
Hong Kong - 2.0%
CK Asset Holdings, Ltd. 288,908 1,082
Link REIT(ö) 2,068,843 8,037
Sun Hung Kai Properties, Ltd. 1,131,552 9,783
18,902
Japan - 8.9%
Advance Residence Investment Corp.
(ö) 757 1,542
Daiwa House REIT Investment Corp.(ö) 1,673 2,557
GLP J-REIT(ö) 4,204 3,427
Industrial & Infrastructure Fund
Investment Corp.(ö) 5,727 4,510
Invincible Investment Corp.(Ñ)(ö) 7,361 2,981
Japan Hotel REIT Investment Corp.(ö) 2,008 971
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Retail Fund Investment Corp.(ö) 7,205 4,053
Keihanshin Building Co., Ltd. 297,900 3,110
Kenedix Office Investment Corp. Class
A(ö) 8,334 8,112
Mitsubishi Estate Co., Ltd. 946,292 14,907
Mitsui Fudosan Co., Ltd. 1,688,033 15,527
Mitsui Fudosan Logistics Park, Inc.(ö) 1,029 2,775
MORI Trust Sogo REIT, Inc.(ö) 9,326 4,023
Nippon Prologis REIT, Inc.(ö) 2,077 3,238
Nomura Real Estate Master Fund, Inc.
(ö) 3,175 2,818
Sumitomo Realty & Development Co.,
Ltd. 184,000 5,434
United Urban Investment Corp.(ö) 2,223 1,975
81,960
Macao - 0.2%
Galaxy Entertainment Group, Ltd. 354,000 1,649
Netherlands - 0.2%
CTP NV(Þ) 104,628 1,779
Singapore - 2.8%
CapitaLand Ascendas REIT(ö) 2,494,900 4,707
CapitaLand Integrated Commercial
Trust Class A(Æ)(ö) 5,867,900 8,537
Digital Core REIT Management Pte,
Ltd.(ö) 4,019,700 2,292
Frasers Centrepoint Trust(ö) 1,868,700 2,928
Keppel DC REIT(Æ)(ö) 2,115,500 2,799
Mapletree Logistics Trust(ö) 2,043,200 1,935
Parkway Life Real Estate Investment
Trust(Æ)(ö) 1,100,155 2,838
26,036
Spain - 0.5%
Arima Real Estate Socimi SA(Æ)(ö) 28,718 257
Cellnex Telecom SA(Þ) 67,890 2,204
Merlin Properties Socimi SA(ö) 213,688 2,386
4,847
Sweden - 1.7%
Castellum AB(Æ) 415,088 5,079
Catena AB 50,748 2,527
Fastighets AB Balder Class B(Æ) 1,149,865 7,907
JM AB 29,542 550
16,063
Switzerland - 0.3%
PSP Swiss Property AG 21,008 2,697
United Kingdom - 5.2%
Big Yellow Group PLC(ö) 262,439 3,892
British Land Co. PLC (The)(ö) 900,795 4,672
Derwent London PLC(ö) 46,142 1,316
Grainger PLC 1,596,387 4,918
Land Securities Group PLC(ö) 338,533 2,654
Life Science REIT PLC(Ñ)(ö) 1,261,525 536

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
114 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LondonMetric Property PLC(ö) 2,202,785 5,390
PRS REIT PLC (The)(ö) 832,870 791
Safestore Holdings PLC(ö) 338,147 3,291
Segro PLC(ö) 1,249,327 14,197
Shaftesbury Capital PLC(ö) 960,905 1,692
Tritax EuroBox PLC(Þ) 1,089,673 836
UNITE Group PLC (The)(ö) 381,864 4,309
48,494
United States - 59.9%
Agree Realty Corp.(ö) 123,286 7,636
Alexandria Real Estate Equities, Inc.(ö) 42,364 4,955
American Healthcare REIT, Inc.(ö) 213,311 3,116
American Homes 4 Rent Class A(ö) 364,196 13,534
American Tower Corp.(ö) 10,887 2,116
Americold Realty Trust, Inc.(ö) 170,036 4,343
AvalonBay Communities, Inc.(ö) 106,676 22,070
Boyd Gaming Corp. 47,942 2,641
Brixmor Property Group, Inc.(ö) 332,319 7,673
Caesars Entertainment, Inc.(Æ) 53,365 2,121
Camden Property Trust(ö) 34,153 3,726
CareTrust REIT, Inc.(ö) 148,783 3,734
Crown Castle, Inc.(ö) 76,703 7,494
CubeSmart(ö) 295,875 13,365
Digital Realty Trust, Inc.(ö) 303,441 46,138
EastGroup Properties, Inc.(ö) 55,539 9,447
Equinix, Inc.(ö) 31,073 23,510
Essential Properties Realty Trust, Inc.
(ö) 308,697 8,554
Essex Property Trust, Inc.(ö) 90,499 24,634
Extra Space Storage, LP(ö) 66,028 10,261
Federal Realty Investment Trust(ö) 80,257 8,104
First Industrial Realty Trust, Inc.(ö) 139,257 6,616
Healthcare Realty Trust, Inc.(ö) 385,374 6,351
Healthpeak Properties, Inc.(ö) 268,346 5,260
Highwoods Properties, Inc.(ö) 98,268 2,582
Host Hotels & Resorts, Inc.(ö) 444,682 7,995
Independence Realty Trust, Inc.(ö) 27,050 507
Invitation Homes, Inc.(ö) 525,487 18,860
Iron Mountain, Inc.(ö) 213,995 19,178
Kimco Realty Corp.(ö) 408,713 7,954
Macerich Co. (The)(ö) 227,270 3,509
NetSTREIT Corp.(ö) 300,341 4,835
Omega Healthcare Investors, Inc.(ö) 8,339 286
Prologis, LP(ö) 499,131 56,057
Public Storage(ö) 69,034 19,858
Realty Income Corp.(ö) 293,679 15,512
Ryman Hospitality Properties, Inc.(ö) 56,887 5,681
Simon Property Group, Inc.(ö) 222,647 33,798
SL Green Realty Corp.(Ñ)(ö) 151,680 8,591
STAG Industrial, Inc.(ö) 145,475 5,246
Sun Communities, Inc.(ö) 132,356 15,928
UDR, Inc.(ö) 235,439 9,688
Ventas, Inc.(ö) 129,559 6,641
VICI Properties, Inc.(ö) 462,587 13,249
Vornado Realty Trust(ö) 34,026 895
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Welltower, Inc.(ö) 483,965 50,453
554,702
Total Common Stocks
(cost $752,586) 885,598
Short-Term Investments - 3.5%
United States - 3.5%
U.S. Cash Management Fund(@) 32,249,151 (∞) 32,239
Total Short-Term Investments
(cost $32,238) 32,239
Other Securities - 1.3%
U.S. Cash Collateral Fund(@)(×) 11,797,800 (∞) 11,798
Total Other Securities
(cost $11,798) 11,798
Total Investments - 100.4%
(identified cost $796,622) 929,635
Other Assets and Liabilities,
Net - (0.4%)
(4,149)
Net Assets - 100.0%
925,486

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 115
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.0%
Cellnex Telecom SA 07/07/23 EUR 67,890 35.47 2,408
2,204
CTP NV 04/06/21 EUR 104,628 17.07 1,786
1,779
ESR Group, Ltd. 02/26/24 HKD 3,515,200 1.22 4,295
4,611
Tritax EuroBox PLC 03/15/21 EUR 1,089,673 1.45 1,575 836
9,430
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 1,233 USD 41,860 09/24 250
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 250
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 50,506 $ —
$ —
$ 50,506 5 .5
Belgium — 7,830 —
—
7,830 0 .8
Canada 22,208 — —
—
22,208 2 .4
China — 4,611 —
—
4,611 0 .5
France — 21,962 —
—
21,962 2 .4
Germany — 21,352 —
—
21,352 2 .3
Hong Kong — 18,902 —
—
18,902 2 .0
Japan — 81,960 —
—
81,960 8 .9
Macao — 1,649 —
—
1,649 0 .2
Netherlands — 1,779 —
—
1,779 0 .2
Singapore — 26,036 —
—
26,036 2 .8
Spain — 4,847 —
—
4,847 0 .5
Sweden — 16,063 —
—
16,063 1 .7
Switzerland — 2,697 —
—
2,697 0 .3
United Kingdom — 48,494 —
—
48,494 5 .2
United States 554,702 — —
—
554,702 59 .9
Short-Term Investments — — — 32,239 32,239 3 .5
Other Securities — — — 11,798 11,798 1 .3
Total Investments 576,910 308,688 — 44,037 929,635 100 .4
Other Assets and Liabilities, Net
(0 .4)

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
116 Global Real Estate Securities Fund
*
Less than 0.05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
100 .0
Other Financial Instruments
Assets
Futures Contracts 250 — — — 250 —
*
Total Other Financial Instruments
**
$ 250 $ — $ — $ — $ 250
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2024, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2024, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..........................................................................................
146,657
Healthcare ..........................................................................................
83,245
Industrial ............................................................................................
155,807
Lodging/Resorts .................................................................................
35,639
Office ..................................................................................................
40,033
Residential ..........................................................................................
167,327
Retail ..................................................................................................
117,406
Self Storage ........................................................................................
52,932
Technology .........................................................................................
86,552
Short-Term Investments .....................................................................
32,239
Other Securities ..................................................................................
11,798
Total Investments ............................................................................... 929,635

Russell Investment Funds
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 117
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts* $ 250
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (159) $ —
Foreign currency exchange contracts — 58
Total
$ (159) $ 58
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts $ (2,152) $ —
Foreign currency exchange contracts — 2
Total
$ (2,152) $ 2
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
118 Global Real Estate Securities Fund
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Securities on Loan* Investments, at fair value $ 11,566 $ — $ 11,566
Total Financial and Derivative Assets
11,566 — 11,566
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 11,566 $ — $ 11,566
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received
∆
Net Amount
Citigroup
$ 3,022 $ — $ 3,022 $ —
Goldman Sachs
8,417 — 8,417 —
HSBC
127 — 127 —
Total
$ 11,566 $ — $ 11,566 $ —
*      Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
∆       Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 119
Statement of Assets and Liabilities — June 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 796,622
Investments, at fair value(*)(>) ....................................................................................................................................................
929,635
Foreign currency holdings( ∆ ) ...................................................................................................................................................... 2,452
Receivables:
Dividends and interest ...................................................................................................................................................... 3,205

From broker(a) ................................................................................................................................................................. 2,147
Variation margin on futures contracts .............................................................................................................................. 253
Prepaid expenses .......................................................................................................................................................................... 7
Total assets ...............................................................................................................................................................
938,310
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 215
Accrued fees to affiliates .................................................................................................................................................. 651
Other accrued expenses .................................................................................................................................................... 160
Payable upon return of securities loaned ..................................................................................................................................... 11,798
Total liabilities ...........................................................................................................................................................
12,824
Net Assets ...............................................................................................................................................................
$ 925,486

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
120 Global Real Estate Securities Fund
Statement of Assets and Liabilities, continued — June 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (18,010)
Shares of beneficial interest .........................................................................................................................................................
717
Additional paid-in capital ............................................................................................................................................................
942,779
Net Assets ...............................................................................................................................................................
$ 925,486
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 12.92
Net assets ............................................................................................................................................................................. $ 925,485,866
Shares outstanding ($.01 par value) ..................................................................................................................................... 71,651,737
Amounts in thousands
( ∆ )     Foreign currency holdings - cost $ 2,472
(*)     Securities on loan included in investments $ 11,566
(>)     Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund $ 44,037
(a)   Receivable from Broker for Futures $ 2,147
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 121
Statement of Operations — For the Period Ended June 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 16,208
Dividends from affiliated funds ....................................................................................................................................... 639
Interest .............................................................................................................................................................................. 29
Securities lending income (net) ....................................................................................................................................... 36
Less foreign taxes withheld ............................................................................................................................................. (567)
Total investment income ..............................................................................................................................................................
16,345
Expenses
Advisory fees ................................................................................................................................................................... 3,637
Administrative fees .......................................................................................................................................................... 227
Custodian fees .................................................................................................................................................................. 87
Transfer agent fees .......................................................................................................................................................... 20
Professional fees .............................................................................................................................................................. 46
Trustees’ fees .................................................................................................................................................................... 22
Printing fees ..................................................................................................................................................................... 13
Miscellaneous .................................................................................................................................................................. 42
Total expenses ..............................................................................................................................................................................
4,094
Net investment income (loss) .......................................................................................................................................................
12,251
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (11,380)
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (159)
Foreign currency exchange contracts ............................................................................................................................... 58
Foreign currency-related transactions .............................................................................................................................. (188)
Net realized gain (loss) ................................................................................................................................................................
(11,672)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (21,754)
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. (2,152)
Foreign currency exchange contracts ............................................................................................................................... 2
Foreign currency-related transactions .............................................................................................................................. (60)
Net change in unrealized appreciation (depreciation) ................................................................................................................. (23,963)
Net realized and unrealized gain (loss) ........................................................................................................................................ (35,635)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (23,384)

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
122 Global Real Estate Securities Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2024
(Unaudited)
Fiscal Year Ended
December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 12,251 $ 24,699
Net realized gain (loss) ....................................................................................................................... (11,672) (51,106)
Net change in unrealized appreciation (depreciation) ........................................................................ (23,963) 118,057
Net increase (decrease) in net assets from operations .............................................................................. (23,384) 91,650
Distributions
To shareholders ................................................................................................................................... (10,127) (15,782)
Net decrease in net assets from distributions ............................................................................................ (10,127) (15,782)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 9,435 14,109
Total Net Increase (Decrease) in Net Assets ........................................................................
(24,076) 89,977
Net Assets
Beginning of period .................................................................................................................................. 949,562 859,585
End of period .............................................................................................................................................
$ 925,486 $ 949,562
* Share transaction amounts (in thousands) for the periods ended June 30, 2024 and December 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 1,605 $ 20,504 3,020 $ 37,228
Proceeds from reinvestment of distributions 790 10,127 1,309 15,782
Payments for shares redeemed (1,638) (21,196) (3,113) (38,901)
Total increase (decrease)
757 $ 9,435 1,216 $ 14,109

Russell Investment Funds
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
124 Global Real Estate Securities Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
$
Return of Capital
June 30, 2024(
ƣ
) 13.39 .17 (.50) (.33) (.14) — —
December 31, 2023 12.34 .35 .93 1.28 (.23) — —
December 31, 2022 17.22 .28 (4.86) (4.58) (.11) (.12) (.07)
December 31, 2021 14.37 .36 3.44 3.80 (.78) (.17) —
December 31, 2020 15.40 .26 (1.09) (.83) (.20) — —
December 31, 2019 13.32 .26 2.60 2.86 (.78) — —

See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 125
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(±)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)
%
Ratio of Expenses
to Average
Net Assets,
Net
(ɯ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(ɯ)
%
Portfolio
Turnover Rate
(ǿ)
(.14) 12.92 (2.43) 925,486 .90 .90 2.69 40
(.23) 13.39 10.55 949,562 .90 .90 2.82 63
(.30) 12.34 (26.77) 859,585 .91 .91 1.99 68
(.95) 17.22 27.19 1,145,337 .91 .91 2.22 68
(.20) 14.37 (5.18) 932,641 .91 .91 1.94 96
(.78) 15.40 21.64 951,287 .92 .92 1.72 81

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
126 Global Real Estate Securities Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2024 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 604,942
Administrative fees 37,809
Transfer agent fees 3,328
Trustee fees 4,969
$ 651,048
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 32,981 $ 104,944 $ 105,684 $ (3) $ 1 $ 32,239 $ 639 $ —
U.S. Cash Collateral Fund 9,101 62,278 59,581 — — 11,798 270 —
$ 42,082 $ 167,222 $ 165,265 $ (3) $ 1 $ 44,037 $ 909 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 840,947,021 $ 109,261,963 $ (20,323,962) $ 88,938,001

Russell Investment Funds
Notes to Schedules of Investments — June 30, 2024 (Unaudited)
Notes to Schedules of Investments 127
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt

Russell Investment Funds
Notes to Schedules of Investments, continued — June 30, 2024 (Unaudited)
128 Notes to Schedules of Investments
Foreign Currency Abbreviations:
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Funds
Notes to Financial Highlights — June 30, 2024 (Unaudited)
Notes to Financial Highlights 129
(ƣ) For the period ended June 30, 2024 (Unaudited).
(ƥ) Average daily shares outstanding were used for this calculation.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(Ɵ) Less than $.01 per share.
(ǿ) Periods less than one year are not annualized.
(ɯ) Periods less than one year are annualized.
(±) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(∆) For the following funds, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended U.S. Strategic Equity Fund U.S. Small Cap Equity Fund
June 30, 2024 0.80% 1.02%
December 31, 2023 0.82% 1.02%
December 31, 2022 0.84% 1.03%
December 31, 2021 N/A 1.05%
December 31, 2020 N/A 1.10%
December 31, 2019 N/A 1.08%

Russell Investment Funds
Notes to Financial Statements — June 30, 2024 (Unaudited)
130 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the
“Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of
1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements)
refers to the six months ended June 30, 2024.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the
Board has designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Notes to Financial Statements 131
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
132 Notes to Financial Statements
quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities in U.S. markets will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For the period ended June 30, 2024, there were no transfers into or out of Level 3 of the fair value hierarchy.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy.
Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.

Russell Investment Funds
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Notes to Financial Statements 133
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
134 Notes to Financial Statements
accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of June 30, 2024, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2020 through December 31,
2022, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with
Declared Payable Funds
Quarterly April, July, October and mid-December U.S. Strategic Equity, U.S. Small Cap Equity, Strategic Bond
and Global Real Estate Securities Funds
Annually Mid-December International Developed Markets Fund

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Notes to Financial Statements 135
the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
International Developed Markets, Strategic Bond and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of June 30, 2024. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the
Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain
(loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts.
While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-
traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended June 30, 2024, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
136 Notes to Financial Statements
disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended June 30, 2024, the following Funds entered into FX contracts primarily for the strategies listed below:
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended June 30, 2024, the Funds did not enter into any options.
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Notes to Financial Statements 137
be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended June 30, 2024, the following Funds entered into futures contracts primarily for the strategies listed below:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements, including credit default, interest rate, total return
(equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed.
Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as
SOFR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a
“net basis”. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement.
Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
138 Notes to Financial Statements
credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events)
of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30,
2024, for which the Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the
Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Notes to Financial Statements 139
default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended June 30, 2024, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended June 30, 2024, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a
“basket” of securities representing a particular index).
For the period ended June 30, 2024, the Funds did not enter into any total return swaps.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended June 30, 2024, the Funds did not enter into any currency swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable

Russell Investment Funds
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140 Notes to Financial Statements
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet offsetting disclosure is based on various netting agreements between brokers and counterparties, such as ISDA
Master Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties.
The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable)
that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Notes to Financial Statements 141
indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Strategic Equity Fund and U.S. Small Cap Equity
Fund may engage in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”)
but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State
Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the
Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of June 30, 2024, the market value of securities on loan through the reciprocal lending program for the U.S. Strategic Equity and U.S. Small Cap Equity Funds was $27,483,040 and $8,374,393, respectively.
As of June 30, 2024, the U.S. Strategic Equity and U.S. Small Cap Equity Funds held $40,452,900 and $11,744,107, respectively, as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of June 30, 2024, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending (“GSAL”), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and
Liabilities along with the related obligation to return the collateral.

Russell Investment Funds
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142 Notes to Financial Statements
Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and the securities lending agent and is reported as securities lending income on the Fund’s Statement of
Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund.
All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-
U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day.
Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S.
regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’
ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.
With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

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Notes to Financial Statements 143
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-
agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to prime loans, subprime loans,
Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans may be susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the

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144 Notes to Financial Statements
underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do

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Notes to Financial Statements 145
so and may realize short-term gains (or losses) upon such sale. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of June 30, 2024, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
146 Notes to Financial Statements
taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’
operations. The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Investment Transactions
Securities
During the period ended June 30, 2024, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
During the period ended June 30, 2024, the Funds’ purchases and sales of U.S. government and agency obligations (excluding short-term investments, options and repurchase agreements) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S. Cash Management Fund is disclosed within the Fund’s Schedule of Investments. In addition, all or a portion of the collateral received from the Investment Company’s securities lending program is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM. RIM charges a management fee of 0.12% to this unregistered fund. Out of the management fee, RIM pays certain expenses of the unregistered fund, including an administrative fee of 0.025% to RIFUS. RIM retains the balance of the management fee. Each Fund’s investment in the U.S. Cash Collateral Fund is disclosed within the Fund’s
Schedule of Investments.
Funds Purchases Sales
U.S. Strategic Equity Fund $ 122,783,879 $ 151,161,924
U.S. Small Cap Equity Fund 68,098,813 79,361,507
International Developed Markets Fund 44,176,508 45,850,848
Strategic Bond Fund 230,194,737 183,829,693
Global Real Estate Securities Fund 363,531,701 353,381,445
Funds Purchases Sales
Strategic Bond Fund $ 17,598,469 $ 148,831,589

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Notes to Financial Statements 147
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. The annual administrative fee of up to 0.05% specified in the table below is based on the combined average daily net assets of the Funds and is payable monthly to RIFUS.
* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.
The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2024:
RIM has agreed to certain waivers of its advisory fees as follows:
For the U.S. Strategic Equity Fund, RIM has contractually agreed to waive, until April 30, 2025, 0.04% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2024 was $98,541.
For the U.S. Small Cap Equity Fund, RIM has contractually agreed to waive, until April 30, 2025, up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expense on short sales, to the extent such direct Fund-level expenses exceed 1.05% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct
Fund-level expenses do not include infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended June 30, 2024 was $38,373. There were no reimbursements for the period ended June 30, 2024.
For the International Developed Markets Fund, RIM has contractually agreed to waive, until April 30, 2025, 0.02% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2024 was $34,515.
For the Strategic Bond Fund, RIM has contractually agreed to waive, until April 20, 2025, 0.01% of its advisory fee for the Fund.
This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2024 was $7,134.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2024 were as follows:
Annual Rate
Funds Advisory (%) Administration (%)*
U.S. Strategic Equity Fund 0.73 Up to 0.05
U.S. Small Cap Equity Fund 0.90 Up to 0.05
International Developed Markets Fund 0.90 Up to 0.05
Strategic Bond Fund 0.55 Up to 0.05
Global Real Estate Securities Fund 0.80 Up to 0.05
Funds Advisory Administrative
U.S. Strategic Equity Fund
$ 2,143,232 $ 146,797
U.S. Small Cap Equity Fund
955,638 53,091
International Developed Markets Fund
1,553,185 86,288
Strategic Bond Fund
2,348,236 213,476
Global Real Estate Securities Fund
3,636,86 4 227,304

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
148 Notes to Financial Statements
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIF, pursuant to a distribution agreement with RIF. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
Most of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation
Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds,
RIM reviews third party trade execution quality reports and RIIS’ commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission.
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended June 30, 2024, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a -7 of the Investment Company Act.
Board of Trustees
The Russell Investments fund complex consists of Russell Investment Company (“RIC”), which has 30 funds, and RIF, which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended June 30, 2024, the regular compensation paid to the Trustees by the Russell Investments fund complex was
$1,142,000.
5. Federal Income Taxes
As of June 30, 2024, the following Funds had net tax basis capital loss carryforwards which may be applied against net realized taxable gains, if any. Available capital loss carryforwards are as follows:
6. Record Ownership
As of June 30, 2024, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
Funds Amount
U.S. Strategic Equity Fund
$ 12,918
U.S. Small Cap Equity Fund
4,672
International Developed Markets Fund
7,593
Strategic Bond Fund
18,786
Global Real Estate Securities Fund
20,003
No Expiration
Funds Short-Term Long-Term Total
Strategic Bond Fund $ 58,645,927 $ 73,982,386 $ 132,628,313
Global Real Estate Securities Fund 53,722,667 31,024,139 84,746,806

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Notes to Financial Statements 149
7. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedule of Investments. As of June 30, 2024, the Funds
had no unfunded loan commitments.
8. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 12, 2025, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended June 30, 2024.
9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
Funds # of Shareholders %
U.S. Strategic Equity Fund
2 76.8
U.S. Small Cap Equity Fund
2 83.6
International Developed Markets Fund
2 80.0
Strategic Bond Fund
1 68.1
Global Real Estate Securities Fund
2 85.3

Russell Investment Funds
Affiliated Brokerage Transactions — June 30, 2024 (Unaudited)
150 Affiliated Brokerage Transactions
As discussed in Note 4 in the Notes to Financial Statements contained in this semi-annual report, most of the equity transactions that
RIM effects for the Funds are executed through Russell Investments Implementation Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the
Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds' equity transactions.
To oversee its use of RIIS to execute equity transactions for the Funds, RIM reviews third party trade execution quality reports and RIIS' commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby
RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which
RIIS pays a portion of its commission. A money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers. RIIS may also execute foreign currency transactions (“FX transactions”) on an agency basis on behalf of the Funds. RIIS may charge the Funds an agency fee for effecting FX transactions.
The table below sets forth: (1) the aggregate dollar amount of brokerage commissions paid by the Funds for the period ended June
30, 2024 to any broker that is an affiliated person of a Fund, RIM or the relevant money manager; (2) for RIIS, an affiliated person of RIM, the net amount of the RIIS commission after payment by RIIS of any commissions or fees to third party brokers, generally for clearing and settlement services; and (3) agency fees paid to RIIS for effecting foreign currency transactions ("FX Fees").
Funds
Affiliated
Broker
Total
Commissions
RIIS
Net
RIIS
FX Fees
U.S. Strategic Equity Fund RIIS $ 5,477 $ 5,031 $ ‒
U.S. Small Cap Equity Fund RIIS 13,545 12,003 50
International Developed Markets Fund RIIS 9,554 7,692 8,347
Global Real Estate Securities Fund RIIS 56,050 45,492 24,663

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement — (Unaudited)
Basis for Approval of Investment Advisory Agreement 151
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”)
voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the
“Agreements”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 20,
2024 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the
Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered: (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing (i) the performance of the Funds over various time periods and (ii) the Funds’ respective operating expenses as of each Fund’s last fiscal year end, with other peer funds not managed by RIM, believed by the provider to be generally comparable to the Funds (the “Third-Party Information”). In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable
Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons, and the Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the
“Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility (“Other RIM Funds”)
with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from their Independent Counsel.
At meetings held virtually on April 5, 2024 and April 15, 2024, the Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information received to those dates. At a meeting held in person on April 22, 2024, the
Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information received to that date. At a meeting held in person on April 23, 2024 (the “Agreement Information Review Meeting”), the Board, including the
Independent Trustees, in preparation for the Agreement Evaluation Meeting, met: (1) in an executive session with a representative of TA Associates Management, L.P. (“TA Associates”), at which (i) Independent Counsel, (ii) Fund Counsel, (iii) the Chief Financial
Officer of RIM and RIM’s ultimate parent company, and (iv) the President, Chief Executive Officer and non-Independent Trustee
of the Funds, who is also a Director of RIM and the Chief Operating Officer of RIM’s ultimate parent company, were present;
(2) met with representatives of RIM; and then (3) the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement Evaluation
Information received to that date. On the basis of that review, at the conclusion of the Agreement Information Review Meeting, the Independent Trustees communicated additional questions and requested additional Agreement Evaluation Information. Certain additional Agreement Evaluation Information requested verbally at the Agreement Information Review Meeting was provided to the Board on May 3, 2024. On May 13, 2024, the Independent Trustees met by video conference in private session with Independent
Counsel to further discuss the Agreement Evaluation Information and review the additional Agreement Evaluation Information provided to date. After the conclusion of such meeting, the Independent Trustees provided follow-up comments and questions relating to the additional Agreement Evaluation Information. On May 16, 2024 and at the Agreement Evaluation Meeting, the Board
was provided with responses to the follow-up comments and questions relating to certain of the additional Agreement Evaluation
Information requested at the Agreement Information Review Meeting and subsequent thereto.
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
152 Basis for Approval of Investment Advisory Agreement
by RIM at the Agreement Information Review Meeting and the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the
Agreement Information Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the
Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that each of the Funds employs a manager-of-managers method of investment and that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from many other investment companies. Specifically, the Board considered that RIM has engaged multiple unaffiliated Money Managers for the Funds and is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the advisory fees paid by the Funds to RIM for its services under the RIM Agreement. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Fund; or
(3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager.
The Board considered that RIM (rather than any Money Manager) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund. In this regard, assets of each Fund are allocated among
RIM and the multiple Money Manager strategies selected by RIM for that Fund. RIM may change a Fund’s asset allocation to a
Money Manager at any time, including by allocating no Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each Fund’s cash and portions of a Fund during transitions between discretionary Money
Managers. RIM also continues to manage directly any portion of each Fund’s assets that RIM determines not to allocate to Money
Manager strategies. Most Funds usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed income securities and/or derivatives. This cash
“equitization” strategy is managed by RIM and is intended to cause a Fund to perform as though its cash were actually invested in those specified markets or strategies. With respect to the portion of a Fund that RIM manages based upon non-discretionary Money
Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple Money Managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM stated its belief that the Funds benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs (including the impact of lower trading volume on custody charges) and turnover from reduced trading volumes, the potential for additional commission recapture, improved portfolio efficiency and control by enabling the implementation team more options for controlling investment exposures, managing cash flows and rebalances between
Money Manager strategies, and managing Money Manager transitions. The Board noted the variety and complexity of investment advisory services that RIM provides to the Funds under the RIM Agreement.
RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money
Managers for each Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Fund assigned to it by RIM in accordance with the Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities, and the Money Manager’s specified role in a Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Fund, RIM is responsible for, among other things, providing each
Money Manager with the investment guidelines and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Fund; generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each Fund’s investment objective and policies; with respect to Funds with non-discretionary Money Managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Fund assets that are not allocated to Money

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 153
Manager strategies; managing the Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money Managers or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM provides each Money Manager with specific investment guidelines based on a Fund’s investment program and RIM’s assessment of the Money Manager’s expertise and investment style whereby RIM attempts to capitalize on the strengths of each Money Manager and to combine their investment activities in a complementary fashion. Therefore, RIM’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same
Fund. In light of the foregoing, the overall performance of each Fund has reflected, in great part, the performance of RIM in designing the Fund’s investment program, structuring the Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Fund. In the Agreement
Evaluation Information, RIM noted the broad array of investment management services provided to the Funds by RIM and the relatively narrow portfolio management services provided to the Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Fund’s objective taking into account Money Manager Fees. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager Fee negotiations, guideline customization and RIM’s direct management of a portion of the Funds’ assets (as further described below).
The Board considered that the prospectuses for the Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation and experience in managing the Funds’ manager-of-managers structure.
The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Funds and the possibility that, at the current expense ratio of each Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIM;
2. The advisory fee paid by the Fund to RIM for its services under the RIM Agreement (the “Advisory Fee”), and the fact that it encompasses all investment advisory fees paid by the Fund, including the fact that RIM pays all Money Manager Fees out of its
Advisory Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Administrative Fee,” and together with the Advisory Fee, the “Management Fee”);
4. The performance of the Funds relative to their respective benchmark indices and Comparable Funds;
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund, including any administrative or transfer agent fees, any fees received for management or administration of funds in which the Funds invest

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
154 Basis for Approval of Investment Advisory Agreement
their uninvested cash and securities lending cash collateral, and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
6. Information provided by RIM as to expenses incurred by the Fund;
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund
(excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the
Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM who are also senior representatives of RIM’s ultimate parent company certain initiatives involving cost management and optimization efforts, potential new client relationships, initial thoughts on potential new product offerings, certain changes in senior personnel and the impact of other recent changes in Russell Investments’ (as defined below) personnel providing services to the Funds. The Chief Investment Officer of Russell Investments discussed with the Board the performance of certain Funds, how RI measures performance success, and recent investment process enhancements which were previously discussed with the Board regarding changes to the level and composition of risk.
The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”). The
Annual CCO Report included the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the
Board. The CCO and Russell Investments’ Global Chief Compliance Officer discussed with the Board, and the Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, certain staffing changes and areas of focus for the upcoming year. The CCO advised the Board that the Funds and RIM, with respect to the services RIM provides to the Funds, have each adopted and effectively implemented written policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act).
The Board also received information from and discussed with the CCO interactions between RIM and its principal regulators over the past twelve months.
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Certain of Russell Investments’ employees and Hamilton Lane Advisors,
LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement in 2015, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”)
could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the
RIM Agreement and, thereafter, to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the
1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information
Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, current debt levels, capital structure and liquidity of Russell Investments Group, Ltd., and the impact of certain changes in Russell Investments’ senior management were discussed. The Board was not advised of any change in TA Associates’ ultimate plans regarding its ownership interest in Russell Investments. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
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Basis for Approval of Investment Advisory Agreement 155
As noted above, RIM, in addition to managing the investment of each Fund’s cash, directly manages a portion (which may represent a significant portion) of the Funds pursuant to the RIM Agreement, with the actual allocation of Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). In the management of Fund assets that are not allocated to Money Manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess
Fund characteristics and invests in securities and instruments which are intended to provide the desired exposures (such as lower volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, credit or mortgage exposure, country risk, yield curve positioning or interest rates). For example, RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2023, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct Management Services. Therefore, larger portions of certain Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, its portfolio managers combine Money Manager strategies and, through RIM’s Direct Management Services, align exposures with RIM’s preferred positioning by seeking to precisely manage portfolio exposures as well as to generate alpha as they construct portfolios. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Fund. RIM’s Direct Management Services are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Funds consequently may be increased, although RIM noted that it incurs additional costs in providing Direct Management Services. RIM advised the Board that allocations, or increased allocations, of Fund assets to Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services. The
Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Funds, and the fact that the aggregate Advisory Fees paid by the Funds are not increased as a result of RIM’s direct management of Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies or to Direct Management Services, as well as changes in the allocation of affiliated funds-of-funds’ assets among the Funds, may result directly in higher related costs to affected Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM advised the Board that, in order to preserve flexibility and to manage risks, and consistent with the terms of the manager-of-
managers exemptive order, in 2019 RIM created Money Manager “bench” lineups for certain Funds, whereby those Funds have
Board-approved portfolio management contracts with Money Managers that are not funded (i.e., have an asset allocation of zero).
In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Funds or RIM from the use of a Money Manager bench. RIM has advised the Board that RIM may add Money Managers to, or remove
Money Managers from, a Money Manager bench lineup for Funds, or create Money Manager bench lineups for additional Funds.

Russell Investment Funds
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156 Basis for Approval of Investment Advisory Agreement
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Funds in recent years and described additional changes that have been implemented or are underway, and the impact of such changes, to the investment advisory services provided to the Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• The Direct Management Services described above.
• Most discretionary Money Manager equity assignments were previously converted to non-discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Funds of emulation. RIM noted that, in implementing emulation for most equity assignments for the Funds, it assumes various additional risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Fund equity portfolio transactions through an affiliated broker that receives a portion of the commissions paid by the Funds for effecting some of these transactions. For such equity transactions, the Funds pay
RIM’s affiliated broker dealer commission rates that are determined by an oversight committee of RIM. According to RIM, the
Funds pay the same commission rates regardless of whether the affiliated broker dealer receives any portion of the commission.
RIM noted certain enhancements in recent years to the emulation process, including increasing the frequency of receipt of certain
Money Manager model portfolios, the utilization of a risk-based portfolio dashboard and model liquidity monitoring. While RIM generally implements Money Manager equity strategies via emulation, RIM has determined and may determine that certain Money
Manager equity strategies should be implemented by Money Managers on a discretionary basis.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced, and does not expect to experience, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated Money Manager Fees.
• Benchmark changes for certain Funds to comply with new SEC regulations.
• Previous adjustments to the overall credit quality and risk exposures for a fixed-income Fund to better align the Fund with its peer group constituents.
In evaluating the Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Funds and their respective Comparable
Funds in pursuing their investment objectives.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees and Management Fees with the advisory fees and management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information showed, among other things, that each Fund had a Management Fee which, compared with the management fees of its respective
Comparable Funds on an actual basis, was ranked in the fifth quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest management fees among funds in the Expense Universe, and the fifth quintile represents funds with the highest management fees among funds in the Expense Universe. The comparisons were based upon the latest fiscal years for the Expense Universe funds.
The Funds are distributed exclusively to holders of variable annuity and variable life insurance contracts issued by insurance companies (“Insurance Contract Holders”). Among other things, RIM previously noted that meaningful comparisons of management fees between funds affiliated with insurance companies issuing variable annuity and life insurance policies to Insurance Contract
Holders and funds that are not affiliated with such insurance companies, such as the Funds, are difficult as insurance companies have flexibility to allocate certain fees between the variable annuity and variable life insurance contracts held by Insurance Contract
Holders and the affiliated underlying funds. RIM also noted the administrative services provided by an insurance company to
Insurance Contract Holders invested in the Funds and the costs associated with the provision of such administrative services. RIM explained that these administrative services benefit these Funds’ Insurance Contract Holders and are necessary for the operation of the Funds.

Russell Investment Funds
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Basis for Approval of Investment Advisory Agreement 157
In discussing the Funds’ Management Fees generally, RIM noted, among other things, that its Management Fees for the Funds encompass services that are typical to services provided by investment advisers to the Funds’ Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program.
RIM also advised the Board that its pre-tax profit margins from its relationships with the Funds increased slightly in 2023, and
RIM’s 2023 pre-tax profit margins in providing investment advisory services to the Funds is modestly higher than the median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses) based on a survey conducted as of September 30, 2023, reflecting the prior 12 months.
RIM has expressed its view that Advisory Fees should also be considered not only in isolation, but also in the context of a Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s Advisory Fee and Management Fee on both a standalone basis and in the context of the Fund’s total expense ratio. The Board also considers the various expense components, other than the Advisory Fee and Management Fee, that comprise each Fund’s total expense ratio, and the extent to which such expense components contribute to each Fund’s total expense rankings within its Expense Universe. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities, where appropriate, for improving the Advisory Fee, Management Fee and/or total expense comparisons for certain Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
At the Agreement Information Review Meeting and the Agreement Evaluation Meeting, the Board reviewed and discussed with
RIM the Management Fees and total expense ratios of the Funds relative to their respective Comparable Funds, including the fee waivers RIM had implemented and agreed to implement subsequently in 2024 to reduce Management Fees and/or total expenses for certain Funds, and Comparable Fund fee and expense trending year-over-year. Based on that review and discussions with RIM, including discussions with RIM regarding the reasonableness of various components of certain Funds’ total expense ratio other than its Management Fee, the Independent Trustees will continue to evaluate and engage in ongoing discussions with management regarding Management Fee and total expense comparisons.
The Board considered RIM’s explanation of the reasons for each Fund’s actual Management Fee rankings. RIM expressed its belief that each Fund’s Management Fee was fair and reasonable notwithstanding the Third-Party Information comparisons based on, and as discussed in, the Agreement Evaluation Information.
With respect to the International Developed Markets Fund, RIM noted that it does not agree with the Fund’s Expense Universe categorization and requested that the Third-Party Information also include a custom Expense Universe that RIM believes is a more appropriate comparison. The Board noted that the Fund’s total expenses ranked more favorably against the custom Expense
Universe, and considered the small variance of the Fund’s total expenses to the third quintile of its custom Expense Universe.
With respect to the U.S. Strategic Equity Fund and U.S. Small Cap Equity Fund, the Board considered that each Fund’s total expenses ranked in the third quintile of its Expense Universe.
With respect to the Strategic Bond Fund, the Board considered that, after considering a request from the Independent Trustees, RIM agreed to implement an Advisory Fee waiver for the Fund in 2024 that, while in effect, would have a beneficial effect on comparisons of the Fund’s Management Fee relative to the management fees of its Comparable Funds. The Board further considered that the
Fund’s total expenses ranked in the third quintile of its Expense Universe.
With respect to the Global Real Estate Securities Fund, the Board considered that the Fund’s total expenses ranked in the second quintile of its Expense Universe.
Based upon information provided by RIM, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Funds, as well as net Fund redemptions or purchases in recent years.
With respect to each Fund, the Board considered any Advisory Fee waivers that had been implemented in the past year and those proposed to be implemented in 2024.

Russell Investment Funds
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158 Basis for Approval of Investment Advisory Agreement
The Funds are primarily distributed through, and their assets are primarily attributed to, The Northwestern Mutual Life Insurance
Company (“Northwestern Mutual”). The Funds continue to experience outflows; however, RIM advised the Board there is regular contact with Northwestern Mutual in order to maintain product availability and continue efforts to grow the product line. RIM expressed its belief that Northwestern Mutual is still committed to the Funds. However, the Board has received no direct assurances in this regard from Northwestern Mutual. If Northwestern Mutual were to discontinue its participation in the Funds, the Board considered that it is unlikely that the Funds would remain viable. RIM previously expressed its belief that the Funds will remain viable in the near term, and the Board was not advised of any change in RIM’s belief in this regard. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.
The Board also considered that the advisory fee rates payable to RIM by Other RIM Funds and fee rates payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds in some cases are lower than the advisory fee rates paid by the Funds. The Trustees considered RIM’s explanation that the advisory fees payable to RIM by the Funds and the Other RIM Funds reflect, among other things, differences in the type of product, distribution channel and investors. The
Trustees also considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/ communication and other needs than the Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Funds than for RIM’s or its affiliates’ institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds are subject to heightened regulatory requirements relative to institutional clients, including new rules recently adopted by the U.S. Securities and Exchange
Commission. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the International Developed
Markets Fund were ranked in the fourth quintile of its Expense Universe, the total expenses for the U.S. Strategic Equity Fund,
U.S. Small Cap Equity Fund and Strategic Bond Fund were each ranked in the third quintile of its Expense Universe, and the total expenses for the Global Real Estate Securities Fund were ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.
With respect to the International Developed Markets Fund, RIM noted that it does not agree with the Fund’s Expense Universe categorization and requested that the Third-Party Information also include a custom Expense Universe that RIM believes is a more appropriate comparison. The Board noted that the Fund’s total expenses ranked more favorably against the custom Expense
Universe, and considered the small variance of the Fund’s total expenses to the third quintile of its custom Expense Universe.
RIM expressed its belief that each Fund’s total expense ratio was fair and reasonable notwithstanding the Third-Party Information comparisons based on, and as discussed in, the Agreement Evaluation Information.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and
Agreement Evaluation Meeting by RIM and its affiliates, the Board, in respect of each Fund, after giving effect to any applicable fee waivers and in light of other factors discussed above: (1) found that the Advisory Fee and Administrative Fee were acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund and to provide continuity of investment advisory and other services by RIM and its affiliates to the Fund; (2) either found that the relative expense ratio of the Fund was comparable to those of its Comparable Funds or took into account the factors noted
above in considering the relative expense ratio as compared to those of its Comparable Funds; (3) found that the other benefits and fees received by RIM or its affiliates from the Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their Insurance Contract Holders; the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Funds; and RIM’s advice that it does not believe it will experience meaningful economies of scale.

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
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Basis for Approval of Investment Advisory Agreement 159
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund, the performance of each of the Funds supported the continuation of the RIM Agreement. In assessing the performance of the Funds, the
Board focused upon each Fund’s performance for the 3-year period ended December 31, 2023 as most relevant but also considered
Fund performance for the 1- and 5-year periods ended on such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIM in the past few years to enhance the performance of certain Funds, including changes in Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Fund investment results.
With respect to the U.S. Strategic Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 3-year period ended December 31, 2023, and was ranked in the second quintile of its
Performance Universe for the 1-year period and the fourth quintile of its Performance Universe for the 5-year period ended on such date. For the 3-year period, RIM noted that the Fund’s tilt toward stocks with smaller market capitalization characteristics relative to the Comparable Funds was a headwind, as mega cap securities outperformed within the U.S. large cap market. RIM further noted
that the Fund’s peer relative sector positioning had a mixed impact overall with an overweight to the outperforming energy sector rewarded while an overweight to the consumer discretionary sector detracted from performance. The Board considered that the changes to certain Money Managers and changes in allocations among Money Managers and RIM’s Direct Management Services that were implemented in 2022 had contributed positively to the Fund’s performance.
With respect to the Strategic Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 1-, 3- and 5-year periods ended December 31, 2023. For the 3-year period, RIM noted
that the Fund’s relative overweight to interest rate risk detracted from performance in 2022, when interest rates increased while the
Fund’s higher quality credit profile partially offset 2022’s negative relative performance. RIM also noted that in 2023, the Fund maintained a longer duration compared to peers, which hurt relative performance in an environment where interest rates rose, and had less credit risk relative to peers, which was a drag on performance. The Board considered that a Money Manager change made in 2021 has contributed positively to the Fund’s performance.
With respect to the Global Real Estate Securities Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile for the 1-, 3- and 5-year periods ended December 31, 2023. RIM noted that the Fund’s Performance Universe includes a number of constituents with strategies that are notably different from the Fund’s global real estate focus, including regionally focused real estate strategies with performance patterns that significantly diverge from that of the Fund, and a number of constituents that are benchmarked to different indexes than the Fund’s benchmark index, leading to persistent structural differences with respect to sector and regional exposures.
The performance of each of the other Funds ranked in the third quintile of its Performance Universe or better for the 3-year period ended December 31, 2023.
In evaluating performance, the Board considered each Fund’s performance not only relative to its Comparable Funds, but also in absolute terms and relative to its benchmark. The Board considered the Funds’ performance relative to their primary benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-
beating returns with above-average consistency. For the 1-year period ended December 31, 2023, the Global Real Estate Securities
Fund outperformed its benchmark; for the 3-year period ended December 31, 2023, the U.S. Small Cap Equity Fund, and International
Developed Markets Fund outperformed their respective benchmarks; and for the 5-year period ended December 31, 2023, the U.S.
Small Cap Equity Fund and Global Real Estate Securities Fund outperformed their respective benchmarks.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of
Money Managers continues to impact Fund performance for periods prior and subsequent to their termination.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIM reporting, among other things, for each Money Manager: the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell

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160 Basis for Approval of Investment Advisory Agreement
Investments Financial Services, LLC, the Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-
discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted
RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the
Board’s findings as to the acceptability of the Advisory Fee paid by each Fund; and the fact that each Money Manager’s fee is paid by RIM.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the
Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.
Quarterly Approval of Money Manager Contracts
At the quarterly Board meeting held on February 27, 2024, the Board received a proposal from RIM to approve a new portfolio management contract for the U.S. Small Cap Equity Fund which will be effective as of the closing of a change of control for a
Money Manager of the Fund.
The Trustees approved the terms of the proposed new portfolio management contract based upon their consideration of, among other information, RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio
(including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy);
RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; performance information for the new Money Manager; information as to any significant business relationships between the Money Manager and
RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter (“RIFIS”); the CCO’s current or prior evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and current or prior certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with
Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed
Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the
Money Manager; and the expected costs, if any, of transitioning Fund assets to the Money Manager or its strategy.
The Trustees’ approvals also reflected their findings at prior meetings, including their May 22, 2023 meeting, in connection with their evaluation and approval of the Funds’ existing investment advisory agreement with RIM and portfolio management contracts

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
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Basis for Approval of Investment Advisory Agreement 161
with then-current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of the existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by the Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money Managers’ investment advisory fees are paid by RIM.

Russell Investment Funds
Adviser, Money Managers and Service Providers — June 30, 2024 (Unaudited)
162 Adviser, Money Managers and Service Providers
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Kari Seabrands, Treasurer, Chief Accounting Officer &
Chief Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
BAMCO, Inc., New York, NY
Boston Partners Global Investors, Inc., New York, NY
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London, United
Kingdom and Intermede Global Partners Inc., San
Francisco, CA
Pzena Investment Management, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Strategic Bond Fund
RBC Global Asset Management (UK) Limited, London,
United Kingdom
Schroder Investment Management North America Inc., New
York, NY
Western Asset Management Company LLC, Pasadena,
CA and Western Asset Management Company Limited,
London, United Kingdom
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom
and Cohen & Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia and DWS
Alternatives Global Limited, London, United Kingdom,
operating under the brand name DWS
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

2024 SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
JUNE 30, 2024
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Page
Moderate Strategy Fund (Form N-CSR Item 7) 3
Balanced Strategy Fund (Form N-CSR Item 7) 11
Growth Strategy Fund (Form N-CSR Item 7) 19
Equity Growth Strategy Fund (Form N-CSR Item 7) 27
Notes to Financial Highlights (Form N-CSR Item 7) 35
Notes to Financial Statements (Form N-CSR Item 7) 36
Basis for Approval of Investment Advisory Agreement
(Form N-CSR Item 11) 43
Adviser and Service Providers 54
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Semi-annual Financial Statements and Other Information
June 30, 2024 (Unaudited)
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2024. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 3.0%
RIF Global Real Estate Securities Fund 161,985 2,093
Domestic Equities - 17.1%
RIF U.S. Small Cap Equity Fund 121,180 1,726
RIF U.S. Strategic Equity Fund 478,090 10,203
11,929
Fixed Income - 52.0%
RIC Long Duration Bond Fund Class Y 525,462 4,172
RIC Short Duration Bond Fund Class Y 187,442 3,492
RIF Strategic Bond Fund 3,279,810 28,600
36,264
International Equities - 19.9%
RIC Emerging Markets Fund Class Y 85,110 1,398
RIC Global Equity Fund Class Y 1,062,629 10,839
RIF International Developed Markets Fund 138,508 1,695
13,932
Multi-Asset - 8.0%
RIC Multi-Strategy Income Fund Class Y 585,612 5,575
Total Investments in Affiliated Funds
(cost $67,503) 69,793
Total Investments - 100.0%
(identified cost $67,503) 69,793
Other Assets and Liabilities, Net - (0.0)%
(32)
Net Assets - 100.0%
69,761

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
4 Moderate Strategy Fund
Statement of Assets and Liabilities — June 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 67,503
Investments, at fair value(>) ........................................................................................................................................................
69,793
Receivables:
Fund shares sold ............................................................................................................................................................... 8
From affiliates .................................................................................................................................................................. 3
Total assets ...............................................................................................................................................................
69,804
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 8
Accrued fees to affiliates .................................................................................................................................................. 3
Other accrued expenses .................................................................................................................................................... 32
Total liabilities ...........................................................................................................................................................
43
Net Assets ...............................................................................................................................................................
$ 69,761

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 5
Statement of Assets and Liabilities, continued — June 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (1,636)
Shares of beneficial interest .........................................................................................................................................................
74
Additional paid-in capital ............................................................................................................................................................
71,323
Net Assets ...............................................................................................................................................................
$ 69,761
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................
$ 9.46
Net assets ............................................................................................................................................................................. $ 69,760,667
Shares outstanding ($.01 par value) ..................................................................................................................................... 7,370,992
Amounts in thousands
(>)     Investments in affiliated funds $ 69,793
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
6 Moderate Strategy Fund
Statement of Operations — For the Period Ended June 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 411
Expenses
Advisory fees ................................................................................................................................................................... 69
Administrative fees .......................................................................................................................................................... 15
Custodian fees .................................................................................................................................................................. 15
Transfer agent fees .......................................................................................................................................................... 2
Professional fees .............................................................................................................................................................. 17
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ..................................................................................................................................................................... 6
Miscellaneous .................................................................................................................................................................. 3
Expenses before reductions .............................................................................................................................................. 129
Expense reductions .......................................................................................................................................................... (80)
Net expenses ................................................................................................................................................................................
49
Net investment income (loss) .......................................................................................................................................................
362
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 259
Capital gain distributions from affiliated funds ............................................................................................................... 140
Net realized gain (loss) ................................................................................................................................................................
399
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 1,662
Net change in unrealized appreciation (depreciation) ................................................................................................................. 1,662
Net realized and unrealized gain (loss) ........................................................................................................................................ 2,061
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 2,423

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 7
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2024
(Unaudited)
Fiscal Year Ended
December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 362 $ 1,739
Net realized gain (loss) ....................................................................................................................... 399 (2,979)
Net change in unrealized appreciation (depreciation) ........................................................................ 1,662 8,804
Net increase (decrease) in net assets from operations .............................................................................. 2,423 7,564
Distributions
To shareholders ................................................................................................................................... (954) (1,121)
Net decrease in net assets from distributions ............................................................................................ (954) (1,121)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (2,381) (7,761)
Total Net Increase (Decrease) in Net Assets ........................................................................
(912) (1,318)
Net Assets
Beginning of period .................................................................................................................................. 70,673 71,991
End of period .............................................................................................................................................
$ 69,761 $ 70,673
* Share transaction amounts (in thousands) for the periods ended June 30, 2024 and December 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 108 $ 1,002 384 $ 3,362
Proceeds from reinvestment of distributions 103 954 128 1,121
Payments for shares redeemed (467) (4,337) (1,394) (12,244)
Total increase (decrease)
(256) $ (2,381) (882) $ (7,761)

Russell Investment Funds
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
8 Moderate Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2024 (ƣ) 9.27 .05 .27 .32 (.13) —
December 31, 2023 8.46 .21 .74 .95 (.14) —
December 31, 2022 10.47 .14 (1.75) (1.61) (.16) (.24)
December 31, 2021 10.48 .36 .48 .84 (.46) (.39)
December 31, 2020 10.05 .16 .46 .62 (.19) —
December 31, 2019 9.26 .29 .85 1.14 (.12) (.23)

See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 9
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(◊)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)(∏)
%
Ratio of Expenses
to Average
Net Assets,
Net
(ɯ)(∏)(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ )
(.13) 9.46 3.46 69,761 .37 .14 .52 2
(.14) 9.27 11.32 70,673 .37 .14 2.42 32
(.40) 8.46 (15.65) 71,991 .37 .14 1.57 6
(.85) 10.47 8.23 96,988 .36 .14 3.36 53
(.19) 10.48 6.40 92,798 .39 .14 1.69 23
(.35) 10.05 12.54 100,345 .38 .14 2.98 26

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
10 Moderate Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 2,431
Transfer agent fees 252
Trustee fees 583
$ 3,266
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 2,122 $ 102 $ 59 $ (4) $ (68) $ 2,093 $ 23 $ —
RIF U.S. Small Cap Equity Fund 1,778 90 166 22 2 1,726 2 20
RIF U.S. Strategic Equity Fund 10,279 198 1,387 208 905 10,203 38 120
RIC Long Duration Bond Fund 4,225 237 111 — (179) 4,172 81 —
RIC Short Duration Bond Fund 3,496 112 116 — — 3,492 63 —
RIF Strategic Bond Fund 28,968 713 717 (51) (313) 28,600 176 —
RIC Emerging Markets Fund 1,430 51 203 (12) 132 1,398 — —
RIC Global Equity Fund 10,985 26 1,283 68 1,043 10,839 — —
RIF International Developed
Markets Fund 1,788 38 163 36 (4) 1,695 12 —
RIC Multi-Strategy Income Fund 5,661 34 256 (8) 144 5,575 16 —
$ 70,732 $ 1,601 $ 4,461 $ 259 $ 1,662 $ 69,793 $ 411 $ 140
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 68,749,304 $ 3,164,892 $ (2,121,613) $ 1,043,279

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 11
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.4%
RIC Global Infrastructure Fund Class Y 476,985 4,212
RIF Global Real Estate Securities Fund 417,309 5,391
9,603
Domestic Equities - 20.1%
RIF U.S. Small Cap Equity Fund 523,653 7,457
RIF U.S. Strategic Equity Fund 1,687,011 36,001
43,458
Fixed Income - 32.5%
RIC Long Duration Bond Fund Class Y 950,896 7,550
RIC Short Duration Bond Fund Class Y 232,962 4,340
RIF Strategic Bond Fund 6,709,286 58,505
70,395
International Equities - 36.0%
RIC Emerging Markets Fund Class Y 395,019 6,490
RIC Global Equity Fund Class Y 6,383,750 65,114
RIF International Developed Markets Fund 515,805 6,314
77,918
Multi-Asset - 7.0%
RIC Multi-Strategy Income Fund Class Y 1,593,414 15,169
Total Investments in Affiliated Funds
(cost $196,871) 216,543
Total Investments - 100.0%
(identified cost $196,871) 216,543
Other Assets and Liabilities, Net - (0.0)%
(80)
Net Assets - 100.0%
216,463

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Balanced Strategy Fund
Statement of Assets and Liabilities — June 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 196,87 1
Investments, at fair value(>) ........................................................................................................................................................
216,543
Receivables:
Investments sold ............................................................................................................................................................... 5
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
216,550
Liabilities
Payables:

Total liabilities ...........................................................................................................................................................
87
Net Assets ...............................................................................................................................................................
$ 216,463

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 13
Statement of Assets and Liabilities, continued — June 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 14,035
Shares of beneficial interest .........................................................................................................................................................
225
Additional paid-in capital ............................................................................................................................................................
202,203
Net Assets ...............................................................................................................................................................
$ 216,463
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 9.64
Net assets ............................................................................................................................................................................. $ 216,463,021
Shares outstanding ($.01 par value) ..................................................................................................................................... 22,462,082
Amounts in thousands
(>)     Investments in affiliated funds $ 216,543
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
14 Balanced Strategy Fund
Statement of Operations — For the Period Ended June 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 864
Expenses
Advisory fees ................................................................................................................................................................... 213
Administrative fees .......................................................................................................................................................... 45
Custodian fees .................................................................................................................................................................. 15
Transfer agent fees .......................................................................................................................................................... 5
Professional fees .............................................................................................................................................................. 19
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ..................................................................................................................................................................... 8
Miscellaneous .................................................................................................................................................................. 6
Expenses before reductions .............................................................................................................................................. 316
Expense reductions .......................................................................................................................................................... (167)
Net expenses ................................................................................................................................................................................
149
Net investment income (loss) .......................................................................................................................................................
715
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 706
Capital gain distributions from affiliated funds ............................................................................................................... 505
Net realized gain (loss) ................................................................................................................................................................
1,211
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 9,748
Net change in unrealized appreciation (depreciation) ................................................................................................................. 9,748
Net realized and unrealized gain (loss) ........................................................................................................................................ 10,959
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 11,674

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 15
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2024
(Unaudited)
Fiscal Year Ended
December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 715 $ 4,151
Net realized gain (loss) ....................................................................................................................... 1,211 (3,143)
Net change in unrealized appreciation (depreciation) ........................................................................ 9,748 27,198
Net increase (decrease) in net assets from operations .............................................................................. 11,674 28,206
Distributions
To shareholders ................................................................................................................................... (1,977) (3,273)
Net decrease in net assets from distributions ............................................................................................ (1,977) (3,273)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (6,325) (14,847)
Total Net Increase (Decrease) in Net Assets ........................................................................
3,372 10,086
Net Assets
Beginning of period .................................................................................................................................. 213,091 203,005
End of period .............................................................................................................................................
$ 216,463 $ 213,091
* Share transaction amounts (in thousands) for the periods ended June 30, 2024 and December 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 1,007 $ 9,424 569 $ 4,918
Proceeds from reinvestment of distributions 212 1,977 372 3,273
Payments for shares redeemed (1,892) (17,726) (2,662) (23,038)
Total increase (decrease)
(673) $ (6,325) (1,721) $ (14,847)

Russell Investment Funds
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
16 Balanced Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2024 (ƣ) 9.21 .0 3 .4 9 .52 (.09) —
December 31, 2023 8.17 .17 1.01 1.18 (.12) (.02)
December 31, 2022 10.28 .14 (1.78) (1.64) (.16) (.31)
December 31, 2021 10.26 .40 .89 1.29 (.51) (.76)
December 31, 2020 9.78 .14 .58 .72 (.11) (.13)
December 31, 2019 8.70 .27 1.13 1.40 (.15) (.17)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 17
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(◊)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)(∏)
%
Ratio of Expenses
to Average
Net Assets,
Net
(ɯ)(∏)(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
(.09) 9.64 5.65 216,463 .30 .14 . 33 5
(.14) 9.21 14.52 213,091 .31 .14 2.01 18
(.47) 8.17 (16.35) 203,005 .31 .14 1.58 6
(1.27) 10.28 13.04 260,415 .31 .14 3.76 47
(.24) 10.26 7.65 249,718 .33 .14 1.55 17
(.32) 9.78 16.32 263,673 .32 .14 2.89 32

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 7,099
Administrative fees 7,550
Transfer agent fees 782
Trustee fees 1,307
$ 16,738
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 4,263 $ 160 $ 280 $ 7 $ 62 $ 4,212 $ 12 $ —
RIF Global Real Estate Securities
Fund 5,407 411 243 (23) (161) 5,391 58 —
RIF U.S. Small Cap Equity Fund 7,635 368 638 62 30 7,457 9 91
RIF U.S. Strategic Equity Fund 35,322 1,299 4,485 466 3,399 36,001 132 414
RIC Long Duration Bond Fund 7,456 859 456 (7) (302) 7,550 143 —
RIC Short Duration Bond Fund 4,111 435 207 (1) 2 4,340 76 —
RIF Strategic Bond Fund 57,008 4,976 2,807 (122) (550) 58,505 349 —
RIC Emerging Markets Fund 6,397 140 598 (12) 563 6,490 — —
RIC Global Equity Fund 64,182 1,271 6,898 298 6,261 65,114 — —
RIF International Developed
Markets Fund 6,479 202 482 61 54 6,314 42 —
RIC Multi-Strategy Income Fund 14,943 581 722 (23) 390 15,169 43 —
$ 213,203 $ 10,702 $ 17,816 $ 706 $ 9,748 $ 216,543 $ 864 $ 505
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 200,820,335 $ 23,611,913 $ (7,888,847) $ 15,723,066

Russell Investment Funds
Growth Strategy Fund
Schedule of Investments — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 19
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 5.4%
RIC Global Infrastructure Fund Class Y 404,232 3,570
RIF Global Real Estate Securities Fund 485,321 6,270
9,840
Domestic Equities - 31.3%
RIF U.S. Small Cap Equity Fund 568,153 8,090
RIF U.S. Strategic Equity Fund 2,287,337 48,812
56,902
Fixed Income - 14.2%
RIC Long Duration Bond Fund Class Y 779,557 6,190
RIC Opportunistic Credit Fund Class Y 428,753 3,623
RIF Strategic Bond Fund 1,831,251 15,968
25,781
International Equities - 41.1%
RIC Emerging Markets Fund Class Y 499,933 8,214
RIC Global Equity Fund Class Y 5,199,117 53,031
RIF International Developed Markets Fund 1,088,998 13,329
74,574
Multi-Asset - 8.0%
RIC Multi-Asset Growth Strategy Fund Class Y 1,376,199 14,588
Total Investments in Affiliated Funds
(cost $151,676) 181,685
Total Investments - 100.0%
(identified cost $151,676) 181,685
Other Assets and Liabilities, Net - (0.0)%
(62)
Net Assets - 100.0%
181,623

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
20 Growth Strategy Fund
Statement of Assets and Liabilities — June 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 151,676
Investments, at fair value(>) ........................................................................................................................................................
181,685
Receivables:
Investments sold ............................................................................................................................................................... 130
Fund shares sold ............................................................................................................................................................... 11
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
181,827
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 140
Accrued fees to affiliates .................................................................................................................................................. 14
Other accrued expenses .................................................................................................................................................... 50
Total liabilities ...........................................................................................................................................................
204
Net Assets ...............................................................................................................................................................
$ 181,623

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 21
Statement of Assets and Liabilities, continued — June 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 24,526
Shares of beneficial interest .........................................................................................................................................................
180
Additional paid-in capital ............................................................................................................................................................
156,917
Net Assets ...............................................................................................................................................................
$ 181,623
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 10.06
Net assets ............................................................................................................................................................................. $ 181,622,653
Shares outstanding ($.01 par value) ..................................................................................................................................... 18,047,528
Amounts in thousands
(>)     Investments in affiliated funds $ 181,685
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
22 Growth Strategy Fund
Statement of Operations — For the Period Ended June 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 696
Expenses
Advisory fees ................................................................................................................................................................... 179
Administrative fees .......................................................................................................................................................... 38
Custodian fees .................................................................................................................................................................. 15
Transfer agent fees .......................................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 20
Trustees’ fees .................................................................................................................................................................... 4
Printing fees ..................................................................................................................................................................... 7
Miscellaneous .................................................................................................................................................................. 7
Expenses before reductions .............................................................................................................................................. 274
Expense reductions .......................................................................................................................................................... (139)
Net expenses ................................................................................................................................................................................
135
Net investment income (loss) .......................................................................................................................................................
561
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 853
Capital gain distributions from affiliated funds ............................................................................................................... 667
Net realized gain (loss) ................................................................................................................................................................
1,520
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 10,941
Net change in unrealized appreciation (depreciation) ................................................................................................................. 10,941
Net realized and unrealized gain (loss) ........................................................................................................................................ 12,461
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 13,022

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 23
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2024
(Unaudited)
Fiscal Year Ended
December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 561 $ 2,917
Net realized gain (loss) ....................................................................................................................... 1,520 (3,807)
Net change in unrealized appreciation (depreciation) ........................................................................ 10,941 28,902
Net increase (decrease) in net assets from operations .............................................................................. 13,022 28,012
Distributions
To shareholders ................................................................................................................................... (2,075) (2,791)
Net decrease in net assets from distributions ............................................................................................ (2,075) (2,791)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (6,176) (11,845)
Total Net Increase (Decrease) in Net Assets ........................................................................
4,771 13,376
Net Assets
Beginning of period .................................................................................................................................. 176,852 163,476
End of period .............................................................................................................................................
$ 181,623 $ 176,852
* Share transaction amounts (in thousands) for the periods ended June 30, 2024 and December 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 183 $ 1,769 364 $ 3,151
Proceeds from reinvestment of distributions 215 2,075 319 2,791
Payments for shares redeemed (1,024) (10,020) (2,050) (17,787)
Total increase (decrease)
(626) $ (6,176) (1,367) $ (11,845)

Russell Investment Funds
Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
24 Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2024(ƣ) 9.47 .03 .67 .70 (.11) —
December 31, 2023 8.16 .15 1.30 1.45 (.07) (.07)
December 31, 2022 10.44 .11 (1.86) (1.75) (.11) (.42)
December 31, 2021 10.32 .46 1.27 1.73 (.51) (1.10)
December 31, 2020 9.72 .09 .82 .91 (.15) (.16)
December 31, 2019 8.76 .23 1.31 1.54 (.07) (.51)

See accompanying notes which are an integral part of the financial statements.
Growth Strategy Fund 25
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(◊)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)(∏)
%
Ratio of Expenses
to Average
Net Assets,
Net
(ɯ)(∏)(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
(.11) 10.06 7.46 181,623 .30 .15 .31 1
(.14) 9.47 17.96 176,852 .31 .15 1.71 30
(.53) 8.16 (17.20) 163,476 .31 .15 1.23 5
(1.61) 10.44 17.44 209,426 .32 .15 4.20 53
(.31) 10.32 9.75 198,806 .33 .15 .97 16
(.58) 9.72 18.06 205,409 .33 .15 2.48 35

Russell Investment Funds
Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 6,195
Administrative fees 6,330
Transfer agent fees 655
Trustee fees 926
$ 14,106
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 3,518 $ 86 $ 95 $ 4 $ 57 $ 3,570 $ 11 $ —
RIF Global Real Estate Securities
Fund 6,294 216 21 (4) (215) 6,270 68 —
RIF U.S. Small Cap Equity Fund 8,193 146 347 35 63 8,090 10 99
RIF U.S. Strategic Equity Fund 47,005 749 4,168 621 4,605 48,812 181 568
RIC Long Duration Bond Fund 6,143 314 6 — (261) 6,190 117 —
RIC Opportunistic Credit Fund 3,440 107 5 — 81 3,623 40 —
RIF Strategic Bond Fund 15,548 610 — — (190) 15,968 96 —
RIC Emerging Markets Fund 7,853 104 439 (65) 761 8,214 — —
RIC Global Equity Fund 51,525 — 3,832 239 5,099 53,031 — —
RIF International Developed
Markets Fund 13,394 166 472 22 219 13,329 87 —
RIC Multi-Asset Growth Strategy
Fund 14,032 165 332 1 722 14,588 86 —
$ 176,945 $ 2,663 $ 9,717 $ 853 $ 10,941 $ 181,685 $ 696 $ 667
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 154,923,312 $ 29,311,011 $ (2,549,242) $ 26,761,769

Russell Investment Funds
Equity Growth Strategy Fund
Schedule of Investments — June 30, 2024 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 27
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 6.4%
RIC Global Infrastructure Fund Class Y 107,714 951
RIF Global Real Estate Securities Fund 168,741 2,180
3,131
Domestic Equities - 36.3%
RIF U.S. Small Cap Equity Fund 184,881 2,633
RIF U.S. Strategic Equity Fund 703,562 15,014
17,647
Fixed Income - 4.5%
RIC Long Duration Bond Fund Class Y 152,299 1,209
RIC Opportunistic Credit Fund Class Y 114,820 970
2,179
International Equities - 44.8%
RIC Emerging Markets Fund Class Y 178,551 2,934
RIC Global Equity Fund Class Y 1,384,120 14,118
RIF International Developed Markets Fund 386,368 4,729
21,781
Multi-Asset - 8.0%
RIC Multi-Asset Growth Strategy Fund Class Y 366,159 3,881
Total Investments in Affiliated Funds
(cost $39,787) 48,619
Total Investments - 100.0%
(identified cost $39,787) 48,619
Other Assets and Liabilities, Net - (0.0)%
(18)
Net Assets - 100.0%
48,601

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
28 Equity Growth Strategy Fund
Statement of Assets and Liabilities — June 30, 2024 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 39,787
Investments, at fair value(>) ........................................................................................................................................................
48,619
Receivables:
Fund shares sold ............................................................................................................................................................... 12
From affiliates .................................................................................................................................................................. 5
Total assets ...............................................................................................................................................................
48,636
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 11
Accrued fees to affiliates .................................................................................................................................................. 2
Other accrued expenses .................................................................................................................................................... 22
Total liabilities ...........................................................................................................................................................
35
Net Assets ...............................................................................................................................................................
$ 48,601

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 29
Statement of Assets and Liabilities, continued — June 30, 2024 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 6,167
Shares of beneficial interest .........................................................................................................................................................
50
Additional paid-in capital ............................................................................................................................................................
42,384
Net Assets ...............................................................................................................................................................
$ 48,601
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 9.70
Net assets ............................................................................................................................................................................. $ 48,600,703
Shares outstanding ($.01 par value) ..................................................................................................................................... 5,011,189
Amounts in thousands
(>)     Investments in affiliated funds $ 48,619
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
30 Equity Growth Strategy Fund
Statement of Operations — For the Period Ended June 30, 2024 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 168
Expenses
Advisory fees ................................................................................................................................................................... 47
Administrative fees .......................................................................................................................................................... 10
Custodian fees .................................................................................................................................................................. 15
Transfer agent fees .......................................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 17
Trustees’ fees .................................................................................................................................................................... 1
Printing fees ..................................................................................................................................................................... 8
Miscellaneous .................................................................................................................................................................. 3
Expenses before reductions .............................................................................................................................................. 102
Expense reductions .......................................................................................................................................................... (67)
Net expenses ................................................................................................................................................................................
35
Net investment income (loss) .......................................................................................................................................................
133
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 20
Capital gain distributions from affiliated funds ............................................................................................................... 195
Net realized gain (loss) ................................................................................................................................................................
215
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 3,362
Net change in unrealized appreciation (depreciation) ................................................................................................................. 3,362
Net realized and unrealized gain (loss) ........................................................................................................................................ 3,577
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 3,710

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 31
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2024
(Unaudited)
Fiscal Year Ended
December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) .............................................................................................................. $ 133 $ 710
Net realized gain (loss) ....................................................................................................................... 215 (1,476)
Net change in unrealized appreciation (depreciation) ........................................................................ 3,362 8,562
Net increase (decrease) in net assets from operations .............................................................................. 3,710 7,796
Distributions
To shareholders ................................................................................................................................... (576) (700)
Net decrease in net assets from distributions ............................................................................................ (576) (700)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (523) (3,123)
Total Net Increase (Decrease) in Net Assets ........................................................................
2,611 3,973
Net Assets
Beginning of period .................................................................................................................................. 45,990 42,017
End of period .............................................................................................................................................
$ 48,601 $ 45,990
* Share transaction amounts (in thousands) for the periods ended June 30, 2024 and December 31, 2023 were as follows:
2024 (Unaudited) 2023
Shares Dollars Shares Dollars
Proceeds from shares sold 177 $ 1,648 207 $ 1,731
Proceeds from reinvestment of distributions 62 576 85 700
Payments for shares redeemed (298) (2,747) (674) (5,554)
Total increase (decrease)
(59) $ (523) (382) $ (3,123)

Russell Investment Funds
Equity Growth Strategy Fund
Financial Highlights — For the Periods Ended
See accompanying notes which are an integral part of the financial statements.
32 Equity Growth Strategy Fund
For a Share Outstanding Throughout Each Period.
$
Net Asset Value,
Beginning of
Period
$
Net Investment
Income (Loss)
(ƥ)(‡)(Ƃ)
$
Net Realized
and Unrealized
Gain (Loss)
$
Total from
Investment
Operations
$
Distributions
from Net
Investment Income
$
Distributions
from Net
Realized Gain
June 30, 2024(ƣ ) 9.07 .03 .72 .75 (.12) —
December 31, 2023 7.71 .13 1.36 1.49 (.05) (.08)
December 31, 2022 9.94 .10 (1.81) (1.71) (.10) (.42)
December 31, 2021 9.50 .46 1.36 1.82 (.53) (.85)
December 31, 2020 9.20 .08 .64 .72 (.17) (.25)
December 31, 2019 8.16 .20 1.39 1.59 (.02) (.53)

See accompanying notes which are an integral part of the financial statements.
Equity Growth Strategy Fund 33
$
Total
Distributions
$
Net Asset Value,
End of
Period
%
Total
Return
(ǿ)(◊)
$
Net Assets,
End of Period
(000)
%
Ratio of Expenses
to Average
Net Assets,
Gross
(ɯ)(∏)
%
Ratio of Expenses
to Average
Net Assets,
Net
(ɯ)(∏)(Ƃ)
%
Ratio of Net
Investment Income
to Average
Net Assets
(‡)(ǿ)(Ƃ)
%
Portfolio
Turnover Rate
(ǿ)
(.12) 9.70 8.28 48,601 .44 .15 . 28 4
(.13) 9.07 19.52 45,990 .44 .15 1.62 36
(.52) 7.71 (17.68) 42,017 .44 .15 1.18 9
(1.38) 9.94 19.61 52,075 .43 .15 4.38 48
(.42) 9.50 8.26 45,322 .52 .15 .95 28
(.55) 9.20 20.09 49,316 .48 .15 2.36 38

Russell Investment Funds
Equity Growth Strategy Fund
See accompanying notes which are an integral part of the financial statements.
34 Equity Growth Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2024 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 1,690
Transfer agent fees 175
Trustee fees 230
$ 2,095
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 913 $ 65 $ 44 $ 1 $ 16 $ 951 $ 3 $ —
RIF Global Real Estate Securities
Fund 2,115 214 77 (10) (62) 2,180 23 —
RIF U.S. Small Cap Equity Fund 2,616 138 150 2 27 2,633 3 31
RIF U.S. Strategic Equity Fund 13,960 476 970 39 1,509 15,014 53 164
RIC Long Duration Bond Fund 1,142 177 62 (1) (47) 1,209 22 —
RIC Opportunistic Credit Fund 908 82 40 (1) 21 970 11 —
RIC Emerging Markets Fund 2,759 85 152 (20) 262 2,934 — —
RIC Global Equity Fund 13,349 175 780 17 1,357 14,118 — —
RIF International Developed
Markets Fund 4,608 191 152 1 81 4,729 30 —
RIC Multi-Asset Growth Strategy
Fund 3,662 182 153 (8) 198 3,881 23 —
$ 46,032 $ 1,785 $ 2,580 $ 20 $ 3,362 $ 48,619 $ 168 $ 195
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 41,084,909 $ 7,613,138 $ (78,550) $ 7,534,588

Russell Investment Funds
LifePoints
®
Variable Target Portfolio Series
Notes to Financial Highlights — June 30, 2024 (Unaudited)
Notes to Financial Highlights 35
(ƣ) For the period ended June 30, 2024 (Unaudited).
(ƥ) Average daily shares outstanding were used for this calculation.
(‡) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(ǿ) Periods less than one year are not annualized.
(ɯ) The ratios for periods less than one year are annualized.
(∏) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(Ƃ) May reflect amounts waived and reimbursed by Russell Investment Management, LLC (“RIM”).
(Ɵ) Less than $.01 per share.
(◊) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements — June 30, 2024 (Unaudited)
36 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on four of these funds (each a “Fund” and collectively the
“Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of
1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements)
refers to the six months ended June 30, 2024.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIF funds and in certain Russell Investment Company (“RIC”) funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the Underlying Funds, which can be obtained by calling the
Funds at (800) 787-7354. Each Fund seeks to achieve its specific investment objective by investing in different combinations of
Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes as of June 30, 2024. The equity Underlying Funds in which the Funds may invest include the RIF
U.S. Strategic Equity, RIC Sustainable Equity, RIF U.S. Small Cap Equity, RIF International Developed Markets, RIC Global
Equity, and RIC Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC
Opportunistic Credit, RIC Long Duration Bond, RIF Strategic Bond, RIC Investment Grade Bond and RIC Short Duration
Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Strategy Income and RIC
Multi-Asset Growth Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Global
Infrastructure and RIF Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management, LLC (“RIM”), the Funds’
investment adviser, may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. RIM may change a Fund’s target strategic asset allocation by up to +/- 5% at the equity, fixed income, multi-asset or alternative asset class level based on RIM’s capital markets research. A
Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/
or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. A Fund’s target strategic asset allocation and the Underlying Funds in which a Fund may invest may be changed from time to time without shareholder notice or approval.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Asset Allocation*
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Growth
Strategy
Fund
Equity Growth
Strategy Fund
Equity 37% 56% 72% 81%
Fixed Income 52% 32.5% 14.5% 4.5%
Multi-Asset 8% 7% 8% 8%
Alternative # 3% 4.5% 5.5% 6.5%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Notes to Financial Statements 37
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures and pricing sources and services, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Board has designated RIM as the valuation designee to perform fair valuations pursuant to
Rule 2a-5 under the Investment Company Act. The Funds value the shares of the Underlying Funds at the NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, registered open-end investment companies, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated
at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments without further adjustment as a practical expedient.
As of June 30, 2024, all investments held were classified as Level 1 within the fair value hierarchy.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
38 Notes to Financial Statements
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of June 30, 2024, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2020 through December 31,
2022, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Notes to Financial Statements 39
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global economies and financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Underlying Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Underlying Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Investment Transactions
Underlying Funds
During the period ended June 30, 2024, purchases and sales of Underlying Funds were as follows:
Funds Purchases Sales
Moderate Strategy Fund $ 1,601,478 $ 4,461,381
Balanced Strategy Fund 10,702,420 17,816,274
Growth Strategy Fund 2,663,338 9,716,517
Equity Growth Strategy Fund 1,784,952 2,579,632

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
40 Notes to Financial Statements
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each Fund pays an annual advisory fee of 0.20% to RIM and an annual administrative fee of up to 0.0425% to RIFUS based upon the average daily net assets of the Fund payable on a monthly basis. Administrative fees are assessed on total Fund net assets based on a tiered fee schedule.
The following shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2024:
RIM has agreed to certain waivers of its advisory fees as follows:
For the Moderate Strategy Fund, RIM has contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed
0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/
or unusual expenses or the expenses (including litigation expenses) of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Balanced Strategy Fund, RIM has contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed
0.14% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/
or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Growth Strategy Fund, RIM has contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed
0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/
or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Equity Growth Strategy Fund, RIM has contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the
Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the period ended June 30, 2024, RIM waived/reimbursed the following expenses:
Funds Advisory Administrative
Moderate Strategy Fund
$ 69,445 $ 14,757
Balanced Strategy Fund
212,643 45,187
Growth Strategy Fund
179,371 38,116
Equity Growth Strategy Fund
46,871 9,960
Funds Waiver Reimbursement Total
Moderate Strategy Fund $ 69,445 $ 11,010 $ 80,455

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
Notes to Financial Statements 41
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2024 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIF, pursuant to a distribution agreement with RIF. The Distributor receives no compensation from the Investment Company for its services.
Board of Trustees
The Russell Investments fund complex consists of RIC, which has 30 funds, and RIF, which has nine funds. Each of the Trustees on the Board is a Trustee of RIC and RIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended June 30, 2024, the regular compensation paid to the Trustees by the Russell Investments fund complex was
$1,142,000.
5. Federal Income Taxes
As of June 30, 2024, the following Funds had net tax basis capital loss carryforwards which may be applied against net realized taxable gains, if any. Available capital loss carryforwards are as follows:
6. Record Ownership
As of June 30, 2024, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
Funds Waiver Reimbursement Total
Balanced Strategy Fund 167,123 — 167,123
Growth Strategy Fund 138,545 — 138,545
Equity Growth Strategy Fund 46,871 20,288 67,159
Funds Amount
Moderate Strategy Fund
$ 1,528
Balanced Strategy Fund
4,678
Growth Strategy Fund
3,946
Equity Growth Strategy Fund
1,031
No Expiration
Funds Short-Term Long-Term Total
Moderate Strategy Fund $ 207,455 $ 2,979,152 $ 3,186,607
Balanced Strategy Fund 283,526 3,037,387 3,320,913
Growth Strategy Fund 333,180 3,630,547 3,963,727
Equity Growth Strategy Fund 139,867 1,475,850 1,615,717
Funds # of Shareholders %
Moderate Strategy Fund
2 95.6
Balanced Strategy Fund
2 95.9
Growth Strategy Fund
2 96.9
Equity Growth Strategy Fund
2 95.3

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2024 (Unaudited)
42 Notes to Financial Statements
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 12, 2025, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended June 30, 2024.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement —(Unaudited)
Basis for Approval of Investment Advisory Agreement 43
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with
Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money
Manager of the funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the “Agreements”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually.
The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 20, 2024 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds and Underlying Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds and other services provided by
RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered: (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds and the Underlying Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund and Underlying Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information comparing (i) the performance of the Funds and the Underlying
Funds over various time periods and (ii) the Funds’ and the Underlying Funds’ respective operating expenses as of each Fund’s last fiscal year end, with other peer funds not managed by RIM, believed by the provider to be generally comparable to the Funds and the Underlying Funds (the “Third-Party Information”). The Third-Party Information provided performance and operating expense comparisons for the Underlying Funds that are series of Russell Investment Funds (“RIF Underlying Funds”) and comparisons for
Class S shares of the Underlying Funds that are series of Russell Investment Company (“RIC Underlying Funds”), except for the
Long Duration Bond Fund, for which the Third-Party Information showed performance comparisons for Class S since first being issued on September 11, 2023, and for Class Y shares prior to that date. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons, and the Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent
Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.”
The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-
managed funds for which the Board has supervisory responsibility, including the Underlying Funds (“Other RIM Funds”), with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from their
Independent Counsel.
At meetings held virtually on April 5, 2024 and April 15, 2024, the Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information received to those dates. At a meeting held in person on April 22, 2024, the
Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information received to that date. At a meeting held in person on April 23, 2024 (the “Agreement Information Review Meeting”), the Board, including the
Independent Trustees, in preparation for the Agreement Evaluation Meeting, met: (1) in an executive session with a representative of TA Associates Management, L.P. (“TA Associates”), at which (i) Independent Counsel, (ii) Fund Counsel, (iii) the Chief Financial
Officer of RIM and RIM’s ultimate parent company, and (iv) the President, Chief Executive Officer and non-Independent Trustee
of the Funds, who is also a Director of RIM and the Chief Operating Officer of RIM’s ultimate parent company, were present;
(2) met with representatives of RIM; and then (3) the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement Evaluation
Information received to that date. On the basis of that review, at the conclusion of the Agreement Information Review Meeting, the Independent Trustees communicated additional questions and requested additional Agreement Evaluation Information. Certain additional Agreement Evaluation Information requested verbally at the Agreement Information Review Meeting was provided to the Board on May 3, 2024. On May 13, 2024, the Independent Trustees met by video conference in private session with Independent
Counsel to further discuss the Agreement Evaluation Information and review the additional Agreement Evaluation Information provided to date. After the conclusion of such meeting, the Independent Trustees provided follow-up comments and questions

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
44 Basis for Approval of Investment Advisory Agreement
relating to the additional Agreement Evaluation Information. On May 16, 2024 and at the Agreement Evaluation Meeting, the Board
was provided with responses to the follow-up comments and questions relating to certain of the additional Agreement Evaluation
Information requested at the Agreement Information Review Meeting and subsequent thereto.
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Information Review Meeting and the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the
Agreement Information Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the
Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees met in private session with Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.
In evaluating the Agreements, the Board considered that most of the Underlying Funds (the “Manager-of-Managers Underlying
Funds”) employ a manager-of-managers method of investment and that the Manager-of-Managers Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from many other investment companies.
Specifically, the Board considered that RIM has engaged multiple unaffiliated Money Managers for the Manager-of-Managers
Underlying Funds and is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the advisory fees paid by the Manager-of-Managers Underlying Funds to RIM for its services under the RIM Agreement. A Money Manager may have
(1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Underlying
Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers Underlying Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager. The Long Duration Bond Fund does not employ a manager-of-managers method of investment and is instead managed only by RIM.
The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Underlying Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund and, in conducting each Fund’s investment program, allocating assets of such Fund principally among its Underlying Funds. The assets of each Fund are principally invested in different combinations of the Underlying Funds pursuant to target strategic asset allocations set by RIM. RIM analyzes opportunities and risks at the aggregate level of the four main asset classes – equities, fixed income, multi-asset and alternatives – and monitors exposure to such asset classes using analytical tools to seek to ensure that any deviations from the target strategic asset allocations are intentional and tactical. RIM periodically evaluates each Fund’s allocation between asset classes to seek to ensure that the allocations optimally match the Fund’s stated investment objectives and risk profile. RIM may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which the Funds invest from time to time. The overall performance of each Fund therefore has reflected, in part, the performance of RIM in designing the investment program of the Fund and in determining the Funds’ target strategic asset allocations. The overall performance of each
Fund also has reflected the performance of RIM in managing its Underlying Funds.
Assets of each Manager-of-Managers Underlying Fund are allocated among RIM and the multiple Money Manager strategies selected by RIM for that Manager-of-Managers Underlying Fund. RIM may change a Manager-of-Managers Underlying Fund’s target strategic asset allocation to a Money Manager at any time, including by allocating no Manager-of-Managers Underlying Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each Manager-of-Managers
Underlying Fund’s cash and portions of a Manager-of-Managers Underlying Fund during transitions between discretionary Money
Managers. RIM also continues to manage directly any portion of each Manager-of-Managers Underlying Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Underlying Funds usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed income securities and/or derivatives. This cash “equitization” strategy is managed by RIM and is intended to cause a Fund to perform as though its cash were actually invested in those specified markets or strategies. With respect to the portion of a Manager-
of-Managers Underlying Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 45
a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple Money
Managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM stated its belief that the
Manager-of-Managers Underlying Funds benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs (including the impact of lower trading volume on custody charges) and turnover from reduced trading volumes, the potential for additional commission recapture, improved portfolio efficiency and control by enabling the implementation team more options for controlling investment exposures, managing cash flows and rebalances between Money
Manager strategies, and managing Money Manager transitions. The Board noted the variety and complexity of investment advisory services that RIM provides directly or, through the Underlying Funds, indirectly to the Funds under the RIM Agreement.
In the case of Manager-of-Managers Underlying Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Manager-of-Managers Underlying Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money
Manager for a Manager-of-Managers Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Manager-of-Managers Underlying Fund assigned to it by RIM in accordance with the Manager-of-Managers Underlying Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities, and the Money Manager’s specified role in a Manager-of-Managers Underlying Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Manager-of-Managers Underlying Fund, RIM is responsible for, among other things, providing each Money
Manager with the investment guidelines and policies for the Manager-of-Managers Underlying Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Manager-of-Managers Underlying Fund; generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each
Manager-of-Managers Underlying Fund’s investment objective and policies; with respect to Manager-of-Managers Underlying
Funds with non-discretionary Money Managers, purchasing and selling securities for the Manager-of-Managers Underlying Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing
Manager-of-Managers Underlying Fund assets that are not allocated to Money Manager strategies; managing the Manager-of-
Managers Underlying Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money
Managers, or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM provides each Money Manager with specific investment guidelines based on a Manager-of-Managers Underlying Fund’s investment program and RIM’s assessment of the Money
Manager’s expertise and investment style whereby RIM attempts to capitalize on the strengths of each Money Manager and to combine the investment activities of Money Managers for the Manager-of-Managers Underlying Fund in a complementary fashion.
Therefore, RIM’s selection of Money Managers for a Manager-of-Managers Underlying Fund is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Underlying Fund. In light of the foregoing, the overall performance of each Manager-of-Managers
Underlying Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Underlying Fund’s investment program, structuring the Manager-of-Managers Underlying Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Manager-
of-Managers Underlying Fund. In the Agreement Evaluation Information, RIM noted the broad array of investment management services provided to the Manager-of-Managers Underlying Funds by RIM and the relatively narrow portfolio management services provided to the Manager-of-Managers Underlying Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Manager-of-Managers Underlying Funds. In the Agreement Evaluation Information, RIM advised the Board that Money
Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services

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46 Basis for Approval of Investment Advisory Agreement
to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Manager-of-Managers Underlying Fund’s objective taking into account Money
Manager Fees. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager Fee negotiations, guideline customization and RIM’s direct management of a portion of the Manager-of-Managers Underlying Funds’
assets (as further described below).
The Board considered that the prospectuses for the Funds and the Manager-of-Managers Underlying Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such
Manager-of-Managers Underlying Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Funds or Manager-of-Managers Underlying Funds operate. The Board further considered that
Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and
RIM’s reputation and experience in managing the structure of the Manager-of-Managers Underlying Funds.
The Board also considered the demands and complexity of managing the Manager-of-Managers Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-
Managers Underlying Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Underlying Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Manager-of-Managers Underlying Fund.
In addition to these general factors relating to the structure of the Manager-of-Managers Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIM;
2. The advisory fee paid by the Fund or the Underlying Fund to RIM for its services under the RIM Agreement (the “Advisory
Fee”), and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including, in the case of
Manager-of-Managers Underlying Funds, the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Administrative Fee,” and together with the Advisory Fee, the “Management Fee”);
4. The performance of the Funds and the Underlying Funds relative to their respective benchmark indices and Comparable Funds;
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund or the
Underlying Fund, including any administrative or transfer agent fees, any fees received for management or administration of funds in which the Underlying Funds invest their uninvested cash and securities lending cash collateral, and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
6. Information provided by RIM as to expenses incurred by the Fund or Underlying Fund;
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund or the Underlying Fund (excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the
Fund or the Underlying Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds and the Underlying Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM who are also senior representatives of RIM’s ultimate parent company certain initiatives involving cost management and optimization efforts, potential new client relationships, initial thoughts on potential new product offerings, certain changes in senior personnel and the impact of other recent changes in
Russell Investments’ (as defined below) personnel providing services to the Funds and the Underlying Funds. The Chief Investment
Officer of Russell Investments discussed with the Board the performance of certain Funds and Underlying Funds, how RI measures

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performance success, and recent investment process enhancements which were previously discussed with the Board regarding changes to the level and composition of risk of the Underlying Funds.
The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”). The
Annual CCO Report included the status of the goals for the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the
Board. The CCO and Russell Investments’ Global Chief Compliance Officer discussed with the Board, and the Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, certain staffing changes and areas of focus for the upcoming year. The CCO advised the Board that the Funds and RIM, with respect to the services RIM provides to the Funds, have each adopted and effectively implemented written policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act).
The Board also received information from and discussed with the CCO interactions between RIM and its principal regulators over the past twelve months.
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest through certain Reverence Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Certain of Russell Investments’ employees and Hamilton Lane Advisors,
LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement in 2015, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”)
could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the
RIM Agreement and, thereafter, to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the
1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information
Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, current debt levels, capital structure and liquidity of Russell Investments Group, Ltd., and the impact of certain changes in Russell Investments’ senior management were discussed. The Board was not advised of any change in TA Associates’ ultimate plans regarding its ownership interest in Russell Investments. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Underlying Fund’s cash, directly manages a portion (which may represent a significant portion) of the Manager-of-Managers Underlying Funds pursuant to the
RIM Agreement, with the actual allocation of Manager-of-Managers Underlying Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). In the management of Manager-of-Managers
Underlying Funds’ assets that are not allocated to Money Manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Manager-of-Managers Underlying Fund characteristics and invests in securities and instruments which are intended to provide the desired exposures (such as lower volatility, momentum, value, growth, quality, capitalization size, industry, sector, region, currency, credit or mortgage exposure, country risk, yield curve positioning or interest rates). For example, RIM may utilize tools such as “optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Underlying Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct
Management Services.” While no new direct management strategies were implemented in 2023, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct

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Management Services. Therefore, larger portions of certain Manager-of-Managers Underlying Funds may be managed directly by
RIM pursuant to the Direct Management Services.
According to RIM, for the Manager-of-Managers Underlying Funds, its portfolio managers combine Money Manager strategies and, through RIM’s Direct Management Services, align exposures with RIM’s preferred positioning by seeking to precisely manage portfolio exposures as well as to generate alpha as they construct portfolios. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Manager-of-Managers Underlying Fund. RIM’s Direct
Management Services are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers
Underlying Funds consequently may be increased, although RIM noted that it incurs additional costs in providing Direct Management
Services. RIM advised the Board that allocations, or increased allocations, of Manager-of-Managers Underlying Fund assets to
Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the
Manager-of-Managers Underlying Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Manager-of-Managers Underlying
Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management
Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Manager-of-Managers Underlying Funds and the fact that the aggregate Advisory Fees paid by the Manager-of-Managers
Underlying Funds are not increased as a result of RIM’s direct management of Manager-of-Managers Underlying Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies, to Direct Management Services or in connection with asset allocation programs offered by RIM, as well as changes in the allocation of Fund assets among the Underlying
Funds, may result directly in higher related costs to affected Underlying Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM advised the Board that, in order to preserve flexibility and to manage risks, and consistent with the terms of the manager-of-
managers exemptive order, in 2019, RIM created Money Manager “bench” lineups for certain Manager-of-Managers Underlying
Funds, whereby those Manager-of-Managers Underlying Funds have Board-approved portfolio management contracts with Money
Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the
Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Manager-of-Managers Underlying Funds or RIM from the use of a
Money Manager bench. RIM has advised the Board that RIM may add Money Managers to, or remove Money Managers from, a
Money Manager bench lineup for Manager-of-Managers Underlying Funds, or create Money Manager bench lineups for additional
Manager-of-Managers Underlying Funds.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Funds and the Manager-of-Managers Underlying Funds in recent years and described additional changes that have been implemented or are underway, and the impact of such changes, to the investment advisory services provided to the Underlying Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• The Direct Management Services described above.
• Most discretionary Money Manager equity assignments for Manager-of-Managers Underlying Funds were previously converted to non-discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Manager-

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of-Managers Underlying Funds of emulation. RIM noted that, in implementing emulation for most equity assignments for the
Manager-of-Managers Underlying Funds, it assumes various additional risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Underlying Fund equity portfolio transactions through an affiliated broker that receives a portion of the commissions paid by the Funds for effecting some of these transactions. For such equity transactions, the Underlying Funds pay RIM’s affiliated broker dealer commission rates that are determined by an oversight committee of RIM. According to RIM, the Underlying Funds pay the same commission rates regardless of whether the affiliated broker dealer receives any portion of the commission. RIM noted certain enhancements in recent years to the emulation process for Manager-of-Managers Underlying Funds, including increasing the frequency of receipt of certain Money Manager model portfolios, the utilization of a risk-based portfolio dashboard and model liquidity monitoring. While RIM generally implements Money Manager equity strategies via emulation, RIM has determined and may determine that certain Money Manager equity strategies should be implemented by Money Managers on a discretionary basis.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced, and does not expect to experience, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated Money Manager Fees.
• Benchmark changes for certain Underlying Funds to comply with new SEC regulations.
• Previous adjustments to the overall credit quality and risk exposures for certain fixed-income Underlying Funds to better align these
Funds with their peer group constituents which is expected to result in a higher level of differentiation between those Underlying
Funds.
• Modifications to the target strategic asset allocation of the Funds to reflect market conditions, capital market forecasts and RIM’s desired asset class exposures.
• The reduction in contractual advisory fee rates for certain RIC Underlying Funds for which RIM was consistently waiving advisory fees or reimbursing Fund expenses under an expense cap, and the implementation of new waivers and/or expense caps for such Funds.
In evaluating the Funds’ and Underlying Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement
Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives.
The Board considered that, effective March 1, 2024, the contractual advisory fee rates were reduced for certain RIC Underlying
Funds for which RIM was consistently waiving advisory fees or reimbursing Fund expenses under an expense cap, and new waivers and/or expense caps for certain RIC Underlying Funds were implemented upon the expiration of the prior waivers and/or expense caps. To assist the Board’s evaluation of the Management Fees and total expenses of such RIC Underlying Funds, RIM provided comparisons and discussion of the Management Fees and total expenses of each RIC Underlying Fund on an annualized pro forma basis (i.e., adjusted to reflect the changes to contractual Advisory Fees and Advisory Fee waivers and expense caps, as applicable)
relative to the management fees and total expenses of such RIC Underlying Fund’s Comparable Funds included in the Third-Party
Information.
The Third-Party Information included, among other things, comparisons of the Funds’ Advisory Fees and Management Fees with the advisory fees and management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers and/or expense caps implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party
Information showed, among other things, that the Moderate Strategy Fund, Balanced Strategy Fund and Growth Strategy Fund
each had a Management Fee which, compared with the management fees of its respective Comparable Funds on an actual basis, was ranked in the second quintile of its Expense Universe for that expense component, and the Equity Growth Strategy Fund had a
Management Fee which, compared with the management fees of its respective Comparable Funds on an actual basis, was ranked in the first quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest management fees among funds in the Expense Universe, and the fifth quintile represents funds with the highest management fees among funds in the Expense Universe. The comparisons were based upon the latest fiscal years for the Expense Universe funds.

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The Funds and the RIF Underlying Funds are distributed exclusively to holders of variable annuity and variable life insurance contracts issued by insurance companies (“Insurance Contract Holders”). Among other things, RIM previously noted that meaningful comparisons of management fees between funds affiliated with insurance companies issuing variable annuity and life insurance policies to Insurance Contract Holders and funds that are not affiliated with such insurance companies, such as the
Funds and the RIF Underlying Funds, are difficult as insurance companies have flexibility to allocate certain fees between the variable annuity and variable life insurance contracts held by Insurance Contract Holders and the affiliated underlying funds. RIM also noted the administrative services provided by an insurance company to Insurance Contract Holders invested in the Funds and the RIF Underlying Funds and the costs associated with the provision of such administrative services. RIM explained that these administrative services benefit the Funds’ and RIF Underlying Funds’ Insurance Contract Holders and are necessary for the operation of the Funds and the RIF Underlying Funds.
In discussing the Management Fees for the Underlying Funds generally, RIM noted, among other things, that its Management Fees for the Underlying Funds encompass services that are typical to services provided by investment advisers to the Underlying Funds’
Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program.
RIM also advised the Board that its pre-tax profit margins from its relationships with the Funds and Underlying Funds increased slightly in 2023, and RIM’s 2023 pre-tax profit margins in providing investment advisory services to the Funds is modestly higher than the median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses) based on a survey conducted as of September 30, 2023 reflecting the prior 12 months.
RIM has expressed its view that Advisory Fees should also be considered not only in isolation, but also in the context of a Fund’s or Underlying Fund’s total expense ratio to obtain a complete picture. The Board considers each Fund’s and Underlying Fund’s
Advisory Fee and Management Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio. The Board also considers the various expense components, other than the Advisory Fee and Management Fee, that comprise each Fund’s total expense ratio, and the extent to which such expense components contribute to each Fund’s total expense rankings within its Expense Universe. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities, where appropriate, for improving the Advisory Fee, Management Fee and/or total expense comparisons for certain Underlying
Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
At the Agreement Information Review Meeting and the Agreement Evaluation Meeting, the Board reviewed and discussed with RIM the Management Fees and total expense ratios of the Underlying Funds relative to their respective Comparable Funds, including the fee waivers RIM had implemented and agreed to implement subsequently in 2024 to reduce Management Fees and/or total expenses for certain Underlying Funds, and the Underlying Funds’ Comparable Fund fee and expense trending year-over-year. Based on that review and discussions with RIM, including discussions with RIM regarding the reasonableness of various components of certain
Underlying Funds’ total expense ratio other than its Management Fee, the Independent Trustees will continue to evaluate and engage in ongoing discussions with management regarding Management Fee and total expense comparisons of the Underlying Funds.
Based upon information provided by RIM, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Underlying Funds as well as net Fund redemptions or purchases in recent years.
With respect to each Underlying Fund, the Board considered any Advisory Fee waivers or expense limitation arrangements that had been implemented in the past year, and those proposed to be implemented in 2024. In addition, the Board, in the case of certain
Underlying Funds, considered Advisory Fee breakpoints that previously had been implemented for those Underlying Funds.
The Funds are primarily distributed through, and their assets are primarily attributed to, The Northwestern Mutual Life Insurance
Company (“Northwestern Mutual”). The Funds continue to experience outflows; however, RIM advised the Board there is regular contact with Northwestern Mutual in order to maintain product availability and continue efforts to grow the product line. RIM expressed its belief that Northwestern Mutual is still committed to the Funds and RIF Underlying Funds. However, the Board has
received no direct assurances in this regard from Northwestern Mutual. If Northwestern Mutual were to discontinue its participation in the Funds, the Board considered that it is unlikely that the Funds would remain viable. RIM previously expressed its belief that

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the Funds will remain viable in the near term, and the Board was not advised of any change in RIM’s belief in this regard. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.
The Board also considered that the fee rates payable to RIM or its affiliates by institutional clients with investment objectives similar to those of the Funds in some cases are lower than the advisory fee rates paid by the Funds (including indirect expenses of investing in
Underlying Funds). The Trustees considered the differences in the nature and scope of services RIM provides to institutional clients and the Funds and the Underlying Funds. RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the Funds and the Underlying Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Underlying Funds than for RIM’s and its affiliates’ institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds and the Underlying Funds are subject to heightened regulatory requirements relative to institutional clients, including new rules recently adopted by the U.S. Securities and Exchange Commission. Accordingly,
the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total direct expenses (i.e., not including indirect expenses of the Underlying Funds) for the Balanced Strategy Fund ranked in the first quintile of its Expense Universe, and the total direct expenses for the Moderate Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund each ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense
Universe funds.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and
Agreement Evaluation Meeting by RIM and its affiliates, the Board, in respect of each Fund and Underlying Fund, after giving effect to any applicable fee waivers and/or expense caps for the Underlying Funds, and considering any differences in the investment strategies of their respective Comparable Funds and in light of other factors discussed above: (1) found that the Advisory Fee and
Administrative Fee were acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund or Underlying Fund and to provide continuity of investment advisory and other services by RIM and its affiliates to the Fund or Underlying Fund; (2) either found that the relative expense ratio of each Fund and
Underlying Fund was comparable to those of its Comparable Funds or took into account the factors noted above, and other factors in respect of the Underlying Funds, in considering the relative expense ratio as compared to those of its Comparable Funds; (3)
found that the other benefits and fees received by RIM or its affiliates from the Fund or Underlying Fund identified in the Agreement
Evaluation Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund and
Underlying Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the Advisory Fee charged by
RIM appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their Insurance Contract Holders; the Advisory Fee breakpoints that are in place for certain Underlying Funds; in the case of Manager-of Managers Underlying Funds, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds and Underlying Funds supported the continuation of the RIM Agreement.
In assessing the performance of the Funds and the Underlying Funds with at least three years of performance history, the Board focused upon each Fund’s performance for the 3-year period ended December 31, 2023 as most relevant, but also considered
Fund and Underlying Fund performance for the 1-year and, where applicable, 5-year periods ended on such date. In reviewing the performance of the Funds and Underlying Funds generally, the Board took into consideration various steps taken by RIM in the past few years to enhance the performance of certain Manager-of-Managers Underlying Funds, including changes in Money Managers or their allocations, changes to investment strategies, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Manager-of-Managers Underlying Fund investment results.

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With respect to the Moderate Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2023, and was ranked in the third quintile of its Performance Universe for the 1-year period and the fifth quintile of its Performance Universe for the 5-year period ended on such date.
The performance of each of the other Funds ranked in the third quintile of its Performance Universe or better for the 3-year period ended December 31, 2023.
The Board considered RIM’s explanation that the underperformance of the Moderate Strategy Fund relative to its Comparable
Funds for the 3-year period was primarily driven by asset allocation differences. RIM noted, among other things, that in comparison to the Funds’ Performance Universes, the Funds have more exposure to diversified, growth-oriented asset classes beyond traditional equities, such as global high yield debt, emerging market debt, global real estate, infrastructure, and commodities, which are included to provide diversification benefits and dampen volatility, but detracted from the Funds’ performance in a strong equity environment over the 3-year period. The Board also considered RIM’s explanation that the Funds’ relative overweight to non-U.S.
equities versus U.S. equities negatively impacted peer-relative performance, as U.S. equities outperformed non-U.S. equities on an annualized basis during the period. RIM noted that, within fixed income, the Funds’ higher allocation to government bonds and longer duration compared to their Comparable Funds detracted from peer-relative performance. RIM further noted that the Funds’
target strategic asset allocations were modified in 2021, with the objective of improving return potential given the current capital markets environment and capital markets forecasts, and improving asset class and performance attribution transparency. RIM also noted that it modified the target strategic asset allocation of the Funds in 2023 to reflect market conditions, capital market forecasts and RIM’s desired asset class exposures.
In evaluating performance, the Board considered each Fund’s and Underlying Fund’s performance not only relative to its Comparable
Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the Manager-of-Managers
Underlying Funds’ performance relative to their primary benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. Among the Underlying Funds in which the Funds were invested as of December 31, 2023, for the 1-year period ended December 31,
2023, the RIC Global Infrastructure Fund, RIF Global Real Estate Securities Fund, RIC Opportunistic Credit Fund, RIC Short
Duration Bond Fund, and RIC Multi-Strategy Income Fund outperformed their respective benchmarks; for the 3-year period ended
December 31, 2023, the RIF U.S. Small Cap Equity Fund, RIF International Developed Markets Fund, RIC Global Equity Fund,
RIC Opportunistic Credit Fund, and RIC Multi-Strategy Income Fund outperformed their respective benchmarks; and for the
5-year period ended December 31, 2023, the RIF U.S. Small Cap Equity Fund, RIC Global Infrastructure Fund, RIF Global Real
Estate Securities Fund, RIC Opportunistic Credit Fund, RIC Short Duration Bond Fund, and RIC Multi-Strategy Income Fund
outperformed their respective benchmarks.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of
Money Managers continues to impact the performance of the Funds and Manager-of-Managers Underlying Funds for periods prior and subsequent to their termination. Further, the Board considered the implementation of additional strategies or refinements to strategies discussed in the Agreement Evaluation Information and/or prior Board meetings that have been and may be employed by
RIM in respect of certain Underlying Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund and Underlying Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Manager-of-Managers Underlying Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Funds’ and Underlying Funds’ underwriter; and
RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the
Manager-of-Managers Underlying Funds’ portfolio transactions received by Money Managers or their affiliates other than potential

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 53
benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money
Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted
RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the
Board’s findings as to the acceptability of the Advisory Fee paid by each Manager-of-Managers Underlying Fund; and the fact that each Money Manager’s fee is paid by RIM.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Underlying Fund are acceptable in light of RIM’s assessment of quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Manager-of-Managers Underlying Fund would be in the best interests of the Manager-of-Managers Underlying Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the
Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Underlying Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Manager-of-Managers
Underlying Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying
Fund.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Adviser and Service Providers — June 30, 2024 (Unaudited)
54 Adviser and Service Providers
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Kari Seabrands, Treasurer, Chief Accounting Officer and
Chief Financial Officer
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not Applicable

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.
Not Applicable

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
 Not Applicable

Item 13.  Portfolio Managers of Closed-End Management Investment Companies
Not Applicable

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
 Not Applicable

Item 15. Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies
Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.
Not Applicable

Item 19.  Exhibit List
(a)    Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(b)    Certification for principal executive officer and principal financial officer of Registrant as required by Rule 30a-2(b) under the Act. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  August 13, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  August 13, 2024

By:      /s/ Kari Seabrands
            Kari Seabrands
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Funds
Date:  August 13, 2024